UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

September 30, 2016

MFS® MUNICIPAL SERIES TRUST

For the states of:

Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts

MSTA-SEM

MFS® MUNICIPAL SERIES TRUST

For the states of: Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union, most markets proved resilient in the wake of the referendum. U.S. shares quickly reversed post-Brexit declines and rallied to record highs during August. Global interest rates remain very low, with most central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of low inflation. Low interest rates continue to benefit risky assets such as equities, as investors are forced to accept greater risks in search of satisfactory returns in a low-return environment. U.S. investment-grade and high-yield bonds have benefited from low, and even negative, yields overseas.

Emblematic of the sluggish global growth environment is a pronounced slowdown in the growth of global trade. Despite the slowdown, emerging market equities have held up well, withstanding geopolitical shocks like an attempted coup in Turkey and the impeachment and removal of the president of Brazil. The U.S. Federal Reserve’s go-slow approach to rate hikes and economic stimulus abroad have helped support markets.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

November 11, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

MFS Alabama Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	18.4%
General Obligations – General Purpose	13.2%
Universities – Colleges	11.9%
Water & Sewer Utility Revenue	11.6%
State & Local Agencies	11.1%

Composition including fixed income credit quality (a)(i)
AAA	4.0%
AA	34.6%
A	38.2%
BBB	6.3%
BB	1.5%
B	0.2%
CCC	0.7%
CC	1.1%
D	0.9%
Not Rated	9.4%
Cash & Cash Equivalents	3.1%

Portfolio facts (i)
Average Duration (d)	5.2
Average Effective Maturity (m)	14.6 yrs.

Jurisdiction (i)
Alabama	77.3%
Puerto Rico	4.3%
Guam	2.9%
New York	2.3%
Massachusetts	2.2%
California	1.9%
Texas	1.0%
Illinois	0.8%
Florida	0.8%
New Hampshire	0.7%
Colorado	0.6%
Virginia	0.6%
Tennessee	0.5%
New Jersey	0.4%
Indiana	0.3%
South Dakota	0.2%
Michigan	0.1%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 9/30/16.

The portfolio is actively managed and current holdings may be different.

2

Portfolio Composition – continued

MFS Arkansas Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	22.5%
Water & Sewer Utility Revenue	16.2%
Healthcare Revenue – Hospitals	13.5%
Sales & Excise Tax Revenue	11.1%
Utilities – Municipal Owned	9.2%

Composition including fixed income credit quality (a)(i)
AAA	4.3%
AA	46.2%
A	35.1%
BBB	7.4%
BB	0.6%
B	0.4%
CCC	0.8%
CC	1.4%
D	0.9%
Not Rated	2.6%
Cash & Cash Equivalents	0.3%

Portfolio facts (i)
Average Duration (d)	5.2
Average Effective Maturity (m)	13.0 yrs.

Jurisdiction (i)
Arkansas	75.7%
Puerto Rico	5.2%
Guam	5.1%
New York	3.9%
California	1.7%
Massachusetts	1.4%
Kentucky	1.0%
Texas	0.9%
Indiana	0.8%
New Jersey	0.7%
Pennsylvania	0.7%
New Hampshire	0.6%
Illinois	0.5%
Colorado	0.5%
Michigan	0.4%
Tennessee	0.3%
Florida	0.3%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 9/30/16.

The portfolio is actively managed and current holdings may be different.

3

Portfolio Composition – continued

MFS California Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	13.1%
Tax Assessment	11.8%
General Obligations – Schools	11.4%
Universities – Colleges	10.6%
General Obligations – General Purpose	6.3%

Composition including fixed income credit quality (a)(i)
AAA	3.1%
AA	35.0%
A	34.2%
BBB	13.8%
BB	3.2%
B	1.7%
CCC	0.4%
CC	0.6%
D	1.1%
Not Rated	4.9%
Cash & Cash Equivalents	2.0%

Portfolio facts (i)
Average Duration (d)	6.0
Average Effective Maturity (m)	15.7 yrs.

Jurisdiction (i)
California	89.5%
Puerto Rico	4.4%
Guam	1.5%
Illinois	0.9%
Ohio	0.7%
Pennsylvania	0.6%
New Jersey	0.4%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 9/30/16.

The portfolio is actively managed and current holdings may be different.

4

Portfolio Composition – continued

MFS Georgia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	16.8%
Healthcare Revenue – Hospitals	16.6%
Water & Sewer Utility Revenue	13.2%
General Obligations – General Purpose	10.5%
General Obligations – Schools	7.5%

Composition including fixed income credit quality (a)(i)
AAA	8.3%
AA	36.0%
A	35.0%
BBB	10.3%
BB	1.2%
B	0.9%
CCC	0.7%
CC	1.2%
D	0.7%
Not Rated	3.5%
Cash & Cash Equivalents	2.2%

Portfolio facts (i)
Average Duration (d)	5.3
Average Effective Maturity (m)	14.8 yrs.

Jurisdiction (i)
Georgia	74.9%
Puerto Rico	4.7%
Guam	3.0%
California	2.1%
New Jersey	1.4%
New York	1.3%
Florida	1.3%
Massachusetts	1.1%
Texas	1.0%
Illinois	0.9%
Tennessee	0.8%
Wisconsin	0.7%
North Carolina	0.6%
Kentucky	0.6%
Pennsylvania	0.6%
Virginia	0.5%
New Hampshire	0.5%
Colorado	0.5%
U.S. Virgin Islands	0.5%
Michigan	0.3%
Indiana	0.3%
Louisiana	0.2%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 9/30/16.

The portfolio is actively managed and current holdings may be different.

5

Portfolio Composition – continued

MFS Maryland Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	19.3%
General Obligations – General Purpose	17.8%
Universities – Colleges	9.3%
Water & Sewer Utility Revenue	8.2%
Transportation – Special Tax	6.4%

Composition including fixed income credit quality (a)(i)
AAA	19.0%
AA	26.8%
A	24.5%
BBB	17.3%
BB	1.2%
B	1.2%
CC	1.6%
D	0.9%
Not Rated	6.2%
Cash & Cash Equivalents	1.3%

Portfolio facts (i)
Average Duration (d)	5.2
Average Effective Maturity (m)	13.8 yrs.

Jurisdiction (i)
Maryland	75.4%
Puerto Rico	5.0%
Guam	2.4%
New Jersey	1.8%
District of Columbia	1.6%
Tennessee	1.4%
Kentucky	1.2%
California	1.2%
Massachusetts	1.1%
Indiana	1.0%
Texas	1.0%
New York	0.9%
Florida	0.8%
Illinois	0.8%
Pennsylvania	0.6%
New Hampshire	0.6%
Colorado	0.6%
U.S. Virgin Islands	0.5%
Washington	0.5%
Virginia	0.1%
Michigan	0.1%
Mississippi	0.1%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 9/30/16.

The portfolio is actively managed and current holdings may be different.

6

Portfolio Composition – continued

MFS Massachusetts Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	19.0%
Healthcare Revenue – Hospitals	16.7%
General Obligations – General Purpose	9.5%
Miscellaneous Revenue – Other	8.3%
State & Local Agencies	6.0%

Composition including fixed income credit quality (a)(i)
AAA	6.6%
AA	37.8%
A	27.5%
BBB	14.6%
BB	2.3%
B	0.9%
CCC	1.0%
CC	1.4%
D	0.7%
Not Rated	6.1%
Cash & Cash Equivalents	1.1%

Portfolio facts (i)
Average Duration (d)	5.3
Average Effective Maturity (m)	14.2 yrs.

Jurisdiction (i)
Massachusetts	82.2%
Puerto Rico	5.0%
Guam	2.0%
Illinois	1.6%
California	1.3%
Florida	1.0%
New Jersey	0.9%
Tennessee	0.9%
Texas	0.7%
New York	0.7%
Kentucky	0.6%
Pennsylvania	0.5%
Colorado	0.5%
New Hampshire	0.3%
Louisiana	0.3%
Washington	0.3%
Wisconsin	0.1%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 9/30/16.

The portfolio is actively managed and current holdings may be different.

7

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, April 1, 2016 through September 30, 2016

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2016 through September 30, 2016.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS ALABAMA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/16	Ending Account Value 9/30/16	Expenses Paid During Period (p) 4/01/16-9/30/16
A	Actual	0.92%	$1,000.00	$1,019.01	$4.66
	Hypothetical (h)	0.92%	$1,000.00	$1,020.46	$4.66
B	Actual	1.67%	$1,000.00	$1,015.20	$8.44
	Hypothetical (h)	1.67%	$1,000.00	$1,016.70	$8.44
I	Actual	0.67%	$1,000.00	$1,020.43	$3.39
	Hypothetical (h)	0.67%	$1,000.00	$1,021.71	$3.40

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the MFS Alabama Municipal Bond Fund, changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.90%, $4.56, and $4.56 for Class A, 1.65%, $8.34, and $8.34 for Class B, and 0.65%, $3.29, and $3.29 for Class I, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

8

Expense Tables – continued

MFS ARKANSAS MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/16	Ending Account Value 9/30/16	Expenses Paid During Period (p) 4/01/16-9/30/16
A	Actual	0.74%	$1,000.00	$1,018.56	$3.74
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
B	Actual	1.50%	$1,000.00	$1,014.71	$7.58
	Hypothetical (h)	1.50%	$1,000.00	$1,017.55	$7.59
I	Actual	0.64%	$1,000.00	$1,019.10	$3.24
	Hypothetical (h)	0.64%	$1,000.00	$1,021.86	$3.24

MFS CALIFORNIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/16	Ending Account Value 9/30/16	Expenses Paid During Period (p) 4/01/16-9/30/16
A	Actual	0.70%	$1,000.00	$1,028.79	$3.56
	Hypothetical (h)	0.70%	$1,000.00	$1,021.56	$3.55
B	Actual	1.46%	$1,000.00	$1,026.53	$7.42
	Hypothetical (h)	1.46%	$1,000.00	$1,017.75	$7.38
C	Actual	1.60%	$1,000.00	$1,025.76	$8.13
	Hypothetical (h)	1.60%	$1,000.00	$1,017.05	$8.09
I	Actual	0.60%	$1,000.00	$1,028.72	$3.05
	Hypothetical (h)	0.60%	$1,000.00	$1,022.06	$3.04

MFS GEORGIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/16	Ending Account Value 9/30/16	Expenses Paid During Period (p) 4/01/16-9/30/16
A	Actual	0.93%	$1,000.00	$1,021.47	$4.71
	Hypothetical (h)	0.93%	$1,000.00	$1,020.41	$4.71
B	Actual	1.68%	$1,000.00	$1,017.63	$8.50
	Hypothetical (h)	1.68%	$1,000.00	$1,016.65	$8.49
I	Actual	0.67%	$1,000.00	$1,021.58	$3.40
	Hypothetical (h)	0.67%	$1,000.00	$1,021.71	$3.40

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the MFS Georgia Municipal Bond Fund, changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.90%, $4.56, and $4.56 for Class A, 1.65%, $8.35, and $8.34 for Class B, and 0.65%, $3.29, and $3.29 for Class I, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

9

Expense Tables – continued

MFS MARYLAND MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/16	Ending Account Value 9/30/16	Expenses Paid During Period (p) 4/01/16-9/30/16
A	Actual	0.83%	$1,000.00	$1,023.19	$4.21
	Hypothetical (h)	0.83%	$1,000.00	$1,020.91	$4.20
B	Actual	1.58%	$1,000.00	$1,020.27	$8.00
	Hypothetical (h)	1.58%	$1,000.00	$1,017.15	$7.99
I	Actual	0.58%	$1,000.00	$1,025.53	$2.95
	Hypothetical (h)	0.58%	$1,000.00	$1,022.16	$2.94

MFS MASSACHUSETTS MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/16	Ending Account Value 9/30/16	Expenses Paid During Period (p) 4/01/16-9/30/16
A	Actual	0.84%	$1,000.00	$1,020.63	$4.25
	Hypothetical (h)	0.84%	$1,000.00	$1,020.86	$4.26
B	Actual	1.61%	$1,000.00	$1,016.71	$8.14
	Hypothetical (h)	1.61%	$1,000.00	$1,017.00	$8.14
I	Actual	0.61%	$1,000.00	$1,022.71	$3.09
	Hypothetical (h)	0.61%	$1,000.00	$1,022.01	$3.09

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the MFS Massachusetts Municipal Bond Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratio above by 0.02%. See Note 3 in the Notes to Financial Statements for additional information.

10

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

MFS ALABAMA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 95.8%

Issuer	Shares/Par	Value ($)
Airport Revenue - 2.9%
Birmingham, AL, Airport Authority Rev., AGM, 5.25%, 7/01/2030	$1,000,000	$1,132,210
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	100,000	120,353
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	70,000	81,932
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	45,000	51,536
New York, NY, Transportation Development Corporation Special Facility Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 1/01/2051	345,000	363,320
		$1,749,351
General Obligations - General Purpose - 13.0%
Auburn, AL, 4%, 5/01/2045	$500,000	$545,900
Auburn, AL, “H”, 5.625%, 12/01/2033 (Prerefunded 12/01/2018)	1,000,000	1,101,770
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 7/01/2033	530,000	658,552
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	145,000	158,832
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	100,000	107,555
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	20,000	21,409
Cullman, AL, Warrants, 5%, 7/01/2029	1,045,000	1,274,910
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	260,000	305,924
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	60,000	71,058
Hoover, AL, General Obligation Warrants, 4%, 7/01/2033	750,000	856,575
Jasper, AL, Warrants, 5%, 3/01/2032	500,000	591,590
Madison, AL, General Obligation School Warrants, 5.15%, 2/01/2039 (Prerefunded 2/01/2019)	795,000	873,021
Madison, AL, General Obligation School Warrants, 5.15%, 2/01/2039	205,000	223,020
Montgomery County, AL, Unrefunded Balance, Warrants, SYNCORA, 5%, 3/01/2028	95,000	96,586
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2017	165,000	168,247
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	140,000	144,050
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	115,000	117,263
State of California, 6%, 11/01/2039	550,000	633,936
		$7,950,198

Issuer	Shares/Par	Value ($)
General Obligations - Schools - 8.8%
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2029	$200,000	$247,444
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2030	1,000,000	1,233,690
Lee County, AL, School Warrants, ASSD GTY, 4.75%, 2/01/2029	880,000	918,975
Madison County, AL, Board of Education Capital Outlay Tax Anticipation Warrants, ASSD GTY, 5.125%, 9/01/2034 (Prerefunded 9/01/2018)	1,000,000	1,080,740
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “B”, AGM, 0%, 8/01/2036	570,000	291,470
Shelby County, AL, Board of Education Capital Outlay School Warrants (Ten Mill County Tax), 5%, 2/01/2031	500,000	567,260
Sumter County, AL, School Warrants, 5.2%, 2/01/2039	1,000,000	1,035,950
		$5,375,529
Healthcare Revenue - Hospitals - 18.2%
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AMBAC, 5%, 11/01/2025	$1,500,000	$1,505,490
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), BHAC, 5%, 11/15/2039	750,000	754,020
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), “C”, 5%, 11/15/2046	500,000	603,005
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 12/01/2036	250,000	250,600
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children’s Hospital), 5%, 6/01/2031	750,000	896,595
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children’s Hospital), ASSD GTY, 6%, 6/01/2039 (Prerefunded 6/01/2019)	750,000	849,698
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2/01/2036	300,000	323,904
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/2033	500,000	588,345
East Alabama Health Care Authority, Health Care Facilities Rev., 5.25%, 9/01/2036 (Put Date 9/01/2018)	1,000,000	1,073,830
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	435,000	495,717
Houston County, AL, Health Care Authority (Southeast Alabama Medical Center), “A”, 5%, 10/01/2030	500,000	588,940

11

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Huntsville, AL, Health Care Authority Rev., “A”, 5%, 6/01/2030 (Prerefunded 6/01/2020)	$1,000,000	$1,143,490
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	255,000	298,768
Mobile, AL, Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 5.25%, 2/01/2030 (Prerefunded 2/03/2020)	500,000	570,305
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027	370,000	415,806
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	50,000	57,980
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/2034	85,000	100,332
University of Alabama at Birmingham, AL, Hospital Rev., “A”, 5.25%, 9/01/2025	500,000	540,160
		$11,056,985
Healthcare Revenue - Long Term Care - 1.8%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	$250,000	$280,308
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	750,000	834,982
		$1,115,290
Industrial Revenue - Paper - 1.0%
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 11/01/2033	$250,000	$287,263
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/2035	300,000	348,489
		$635,752
Miscellaneous Revenue - Other - 1.7%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$65,000	$73,208
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	95,000	106,070
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	260,000	299,242
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	495,000	580,368
		$1,058,888
Port Revenue - 1.0%
Alabama Port Authority Docks Facility, 6%, 10/01/2040	$500,000	$588,530

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - 2.0%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	$325,000	$373,451
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2031	515,000	686,577
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	115,000	27,261
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	30,000	6,017
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	645,000	121,995
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	185,000	21,149
		$1,236,450
Secondary Schools - 0.4%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	$190,000	$224,466

Single Family Housing - State - 0.5%
Alabama Housing Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.375%, 10/01/2033	$310,000	$321,668

State & Local Agencies - 11.0%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 9/01/2029	$1,000,000	$1,104,640
Alabama Public Health Care Authority Lease Rev. (Department Of Public Health Facilities), 5%, 9/01/2030	280,000	336,375
Alabama Public School & College Authority Rev., “A”, 5%, 5/01/2029 (Prerefunded 5/01/2019)	1,000,000	1,102,670
Alabama Public School & College Authority Rev., “B”, 5%, 6/01/2025	800,000	978,864
Alabama Public School & College Authority Rev., “B”, 5%, 1/01/2027	500,000	623,475
Anniston, AL, Public Building Authority Rev. (Judicial Center Project), AGM, 5%, 3/01/2032	500,000	562,235
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, ASSD GTY, 5%, 7/01/2030	385,000	428,763
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 6/01/2030	35,000	41,984
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/2039	145,000	166,048
Montgomery County, AL, Public Building Authority Rev., Warrants (Facilities Project), 5%, 3/01/2027	1,050,000	1,286,481
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2027	5,000	6,025

12

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2028	$15,000	$17,864
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2029	15,000	17,762
		$6,673,186
Tax - Other - 1.8%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024	$95,000	$108,007
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	90,000	106,888
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	30,000	35,224
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029	30,000	34,341
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	55,000	65,054
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	85,000	99,396
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	55,000	64,736
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	45,000	45,106
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	90,000	95,581
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	215,000	229,687
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	190,000	203,680
		$1,087,700
Tobacco - 0.2%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	$140,000	$135,349

Toll Roads - 0.6%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$110,000	$131,298
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	180,000	207,509
		$338,807
Transportation - Special Tax - 1.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	$135,000	$159,705
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	125,000	126,284
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	205,000	218,475

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	$325,000	$350,642
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	30,000	32,798
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	45,000	52,785
		$940,689
Universities - Colleges - 11.7%
Alabama State University Board of Education Rev. (Chattahoochee Valley Community College), ASSD GTY, 5%, 6/01/2034	$1,300,000	$1,420,068
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5.75%, 9/01/2039	1,000,000	1,108,520
Auburn University, General Fee Rev., “A”, 4%, 6/01/2036	1,000,000	1,113,560
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 12/01/2038 (Prerefunded 12/01/2018)	110,000	119,965
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 12/01/2038	890,000	960,532
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5.375%, 12/01/2021	10,000	10,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	65,000	65,603
Red River, TX, Education Finance Corp., Higher Education Rev. (St. Edwards University Project), 4%, 6/01/2041	15,000	16,211
Troy University, Facilities Rev., “A”, BAM, 5%, 11/01/2028	500,000	605,705
University of South Alabama, University Rev., AMBAC, 5%, 12/01/2029	1,000,000	1,006,760
University of South Alabama, University Rev., AGM, 4%, 11/01/2035	500,000	554,715
University of South Alabama, University Rev., 5%, 8/01/2038	150,000	161,196
		$7,142,835
Utilities - Municipal Owned - 3.2%
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), “A”, ASSD GTY, 5%, 8/01/2037	$1,000,000	$1,122,650
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2024	265,000	313,999
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040	230,000	255,479
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	130,000	146,659

13

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - continued
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	$10,000	$9,791
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	50,000	48,906
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	5,000	5,005
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	30,000	30,224
		$1,932,713
Utilities - Other - 3.0%
Black Belt Energy Gas District, AL, Gas Supply Rev., 4%, 7/01/2046 (Put Date 6/01/2021)	$750,000	$832,073
Lower, AL, Gas District Project Rev., “A”, 5%, 9/01/2046	500,000	659,675
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	295,000	326,034
		$1,817,782
Water & Sewer Utility Revenue - 11.5%
Auburn, AL, Waterworks Board Water Rev., 5%, 9/01/2036	$1,000,000	$1,191,700
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 5%, 6/01/2039	1,000,000	1,025,400
Birmingham, AL, Waterworks Board Subordinate Rev., “B”, 5%, 1/01/2043	500,000	596,845
Birmingham, AL, Waterworks Board Water Rev., “A”, 5.125%, 1/01/2034 (Prerefunded 1/01/2019)	280,000	306,384
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 1/01/2034	470,000	510,434
Birmingham, AL, Waterworks Board Water Rev., “A”, 5%, 1/01/2030	500,000	604,275
Chicago, IL, Wastewater Transmission Rev., Second Lien, “C”, 5%, 1/01/2030	75,000	87,140
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	10,000	10,308
Cullman, AL, Utilities Board Water Rev., “A”, AGM, 5%, 9/01/2035	1,000,000	1,182,530

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue -continued
Dallas, TX, Waterworks & Sewer System Rev., “A”, 5%, 10/01/2036	$155,000	$191,425
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	25,000	29,062
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	120,000	138,294
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	45,000	52,229
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	45,000	51,082
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	300,000	335,214
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/2032	15,000	17,467
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2035	10,000	11,622
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2037	20,000	23,137
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/2036	20,000	22,986
Scottsboro, AL, Waterworks Sewer & Gas Board Rev., 5%, 8/01/2032	500,000	588,660
		$6,976,194
Total Municipal Bonds (Identified Cost, $54,276,165)		$58,358,362

Money Market Funds - 3.7%
MFS Institutional Money Market Portfolio, 0.4% (v) (Identified Cost, $2,246,599)	2,246,596	$2,246,596
Total Investments (Identified Cost, $56,522,764)		$60,604,958

Other Assets, Less Liabilities - 0.5%		288,895
Net Assets - 100.0%		$60,893,853

See Portfolio Footnotes and Notes to Financial Statements

14

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

MFS ARKANSAS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.5%

Issuer	Shares/Par	Value ($)
Airport Revenue - 1.2%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$235,000	$275,058
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	160,000	183,238
New York, NY, Transportation Development Corporation Special Facility Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 1/01/2051	1,030,000	1,084,693
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	105,000	123,690
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	95,000	110,164
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	90,893
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	125,000	141,634
		$2,009,370
General Obligations - General Purpose - 5.9%
Arkansas College Savings, Capital Appreciation, “A”, ETM, 0%, 6/01/2017	$1,840,000	$1,828,482
Arkansas Higher Education, 4%, 6/01/2029	2,000,000	2,299,820
Arkansas Water, Waste Disposal and Pollution Abatement Facilities, “A”, 4%, 7/01/2032	1,000,000	1,141,920
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	475,000	520,310
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	115,000	122,220
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	295,000	317,287
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	60,000	64,226
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	515,000	605,964
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	255,000	267,569
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	65,000	76,980
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2017	750,000	764,760
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	610,000	627,647
State of California, 6%, 11/01/2039	1,160,000	1,337,028
		$9,974,213

Issuer	Shares/Par	Value ($)
General Obligations - Schools - 4.1%
Bentonville, AR, School District No. 6, “A”, 5%, 6/01/2024	$3,185,000	$3,270,613
Crittenden County, AR, Community College District, 4.6%, 2/01/2035	285,000	285,479
Crittenden County, AR, Community College District, 4.7%, 2/01/2040	625,000	626,119
Pulaski County, AR, North Little Rock School District, “B”, 5%, 2/01/2022	635,000	725,983
Springdale, AR, School District No. 050, “A”, 4.625%, 6/01/2037	2,000,000	2,047,160
		$6,955,354
Healthcare Revenue - Hospitals - 13.4%
Arkansas Development Finance Authority Health Care Rev. (Baptist Health), “A”, 5%, 12/01/2029	$1,000,000	$1,223,340
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2033	1,645,000	1,931,033
Conway, AR, Hospital Rev. (Conway Regional Medical Center), 4.45%, 8/01/2032	540,000	581,375
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	420,000	478,624
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	510,000	597,536
Independence County, AR, Public Health Education & Housing Facilities Board Rev. (White River Health Systems), 5.75%, 6/01/2028	1,000,000	1,117,210
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 11/01/2032	1,085,000	1,173,232
Jefferson County, AR, Hospital Rev., Refunding (Regional Medical Center), AGM, 5%, 6/01/2026	2,150,000	2,386,027
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 6/01/2025	510,000	580,400
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	545,000	622,494
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/2045	395,000	452,291
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027	355,000	398,949

15

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039	$490,000	$547,864
Pulaski County, AR, Hospital Rev. (Arkansas Children’s Hospital), AGM, 4%, 3/01/2020	1,000,000	1,079,200
Pulaski County, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 3/01/2034 (Prerefunded 3/01/2019)	750,000	831,810
Pulaski County, AR, Hospital Rev. (Arkansas Children’s Hospital), 5%, 3/01/2035	1,500,000	1,802,775
Pulaski County, AR, Hospital Rev. (Arkansas Children’s Hospital), 5%, 3/01/2036	1,500,000	1,799,880
Pulaski County, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 3/01/2039 (Prerefunded 3/01/2019)	1,925,000	2,134,979
Pulaski County, AR, Public Facilities Board Health Facilities Rev. (Carti Project), 5.5%, 7/01/2043	750,000	853,485
Springdale, AR, Public Facilities Board Hospital Rev. (Children’s Northwest Project), 5%, 3/01/2040	1,820,000	2,185,620
		$22,778,124
Industrial Revenue - Paper - 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$126,078

Miscellaneous Revenue - Entertainment & Tourism - 1.8%
Fayetteville, AR, Hotel, Motel and Restaurant Rev., BAM, 5%, 11/01/2034	$2,525,000	$3,039,848

Miscellaneous Revenue - Other - 1.1%
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	$1,615,000	$1,893,523

Sales & Excise Tax Revenue - 11.0%
Bentonville, AR, Sales & Use Tax, AMBAC, 4.375%, 11/01/2025	$425,000	$440,122
Bentonville, AR, Sales & Use Tax, 4%, 11/01/2026	1,310,000	1,385,980
Cabot, AR, Sales & Use Tax , 5%, 6/01/2026	700,000	839,524
Cabot, AR, Sales & Use Tax, 5%, 6/01/2027	1,300,000	1,552,278
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	760,000	873,301
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2035	1,150,000	1,302,283
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2030	850,000	977,679
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2023	380,000	464,626
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2024	2,040,000	2,434,495
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,180,000	1,382,547
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,000,000	1,351,470

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	$450,000	$337,518
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	340,000	80,597
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	90,000	18,050
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,865,000	352,746
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	4,635,000	529,873
Rogers, AR, Sales & Use Tax Rev., 5%, 11/01/2023	1,000,000	1,164,270
Springdale, AR, Sales & Use Tax Rev., 5%, 11/01/2028	1,000,000	1,183,240
Stuttgart, AR, Sales & Use Tax Rev., AGM, 5%, 6/01/2032	1,840,000	2,052,575
		$18,723,174
Single Family Housing - State - 0.3%
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 7/01/2031	$475,000	$475,627

State & Local Agencies - 2.7%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/2034	$2,605,000	$3,005,232
Arkansas Development Finance Authority Rev., Correctional Facilities, “A”, 5.125%, 5/15/2034	500,000	554,645
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.314%, 6/01/2037	1,315,000	1,107,572
		$4,667,449
Tax - Other - 4.9%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024	$490,000	$557,091
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029	65,000	74,406
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/2034	3,000,000	3,558,030
Little Rock, AR, Library Construction & Improvement Rev., 4%, 3/01/2023	810,000	838,180
Little Rock, AR, Library Construction & Improvement Rev., 4%, 3/01/2024	1,685,000	1,746,149
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	140,000	140,330
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	750,000	801,233
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	590,000	632,480
		$8,347,899

16

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tobacco - 2.0%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/2027	$2,470,000	$1,950,164
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/2028	500,000	381,275
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	440,000	447,449
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	740,000	715,417
		$3,494,305
Toll Roads - 0.4%
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5.25%, 1/01/2056	$180,000	$218,813
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	230,000	289,140
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	180,000	223,223
		$731,176
Transportation - Special Tax - 1.8%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	$45,000	$52,439
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	80,000	93,610
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	400,000	473,200
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	20,000	20,016
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	150,000	163,319
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	755,000	804,626
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2031	75,000	79,258
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	90,000	98,395
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	140,000	153,275

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	$195,000	$228,733
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	345,000	408,135
Metropolitan Transportation Authority Rev., NY, 5%, 11/15/2037 (Prerefunded 11/15/2017)	85,000	89,032
Metropolitan Transportation Authority Rev., NY, 5%, 11/15/2037 (Prerefunded 11/15/2017)	405,000	424,209
		$3,088,247
Universities - Colleges - 22.2%
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/2031	$2,500,000	$2,794,800
Arkansas State University, Housing System Rev. (Jonesboro Campus), “C”, AMBAC, 5%, 3/01/2032	2,595,000	2,686,889
Arkansas State University, Student Fee (Jonesboro Campus), “C”, AGM, 4.5%, 3/01/2027	545,000	621,213
Massachusetts Development Finance Agency Higher Education Rev. (Emerson College), “A”, 5%, 1/01/2023 (Prerefunded 1/01/2017)	1,070,000	1,081,396
New York Dormitory Authority Rev., Non-State Supported Debt (Columbia University), “A-2”, 5%, 10/01/2046	620,000	915,250
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), 5.25%, 7/01/2048 (Prerefunded 7/01/2018)	1,605,000	1,727,590
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	85,000	78,044
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	140,000	127,966
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/2031	60,000	43,025
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/2042	30,000	21,395
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 4%, 4/01/2024	1,000,000	1,100,150
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), BAM, 5%, 9/01/2030	1,000,000	1,202,290
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), 5%, 4/01/2041	1,000,000	1,162,840
Red River, TX, Education Finance Corp., Higher Education Rev. (St. Edwards University Project), 4%, 6/01/2041	50,000	54,037

17

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
University Arkansas Auxiliary Enterprises Rev., 5%, 12/01/2029	$605,000	$709,701
University Arkansas Auxiliary Enterprises Rev., “A”, 5%, 5/01/2029	200,000	233,134
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2025	2,000,000	2,482,780
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2022	505,000	613,489
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2023	520,000	644,535
University of Arkansas Facilities Rev. (UAMS Campus) , 5%, 10/01/2025	780,000	966,537
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/2033 (Prerefunded 11/01/2018)	1,000,000	1,085,260
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/2021	1,310,000	1,552,271
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/2026	1,000,000	1,171,200
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/2038 (Prerefunded 11/01/2018)	1,000,000	1,085,260
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/2046	1,540,000	1,882,850
University of Arkansas Rev. (Fort Smith Campus), 5%, 12/01/2028	860,000	942,534
University of Arkansas Rev. (Student Fee - Phillps), 5.1%, 12/01/2034 (Prerefunded 12/01/2016)	750,000	755,505
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/2023	250,000	281,480
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/2024	250,000	279,760
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/2025	500,000	555,860
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/2026	305,000	339,023
University of Arkansas Rev. (Student Fee-UALR Campus), 5%, 10/01/2029	600,000	742,338
University of Arkansas, University Rev. (Fayetteville Campus), “A”, 5%, 11/01/2032	1,000,000	1,195,400
University of Arkansas, University Rev. (Monticello Campus), 4%, 12/01/2035	600,000	626,310
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 7/01/2017	725,000	744,307
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 7/01/2019	320,000	350,147
University of Arkansas, University Rev., Var Fac-Fayetteville Campus, AMBAC, 5%, 11/01/2036 (Prerefunded 11/01/2016)	2,500,000	2,509,150
University of Central Arkansas Rev., “C”, ASSD GTY, 4.25%, 9/01/2040	1,950,000	2,080,377
University of Puerto Rico Rev., “Q”, 5%, 6/01/2036	1,145,000	458,504
		$37,904,597

Issuer	Shares/Par	Value ($)
Universities - Dormitories - 0.3%
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 12/01/2026	$500,000	$501,315

Utilities - Municipal Owned - 9.1%
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2030	$1,000,000	$1,226,540
Benton, AR, Public Utility Rev., AMBAC, 5%, 9/01/2031 (Prerefunded 3/01/2017)	1,500,000	1,526,250
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2032	1,130,000	1,317,659
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2035	1,000,000	1,195,220
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2036	1,165,000	1,345,097
Benton, AR, Public Utility Rev., AMBAC, 5%, 9/01/2036 (Prerefunded 3/01/2017)	1,500,000	1,526,250
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2030	2,805,000	3,292,621
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030	450,000	504,036
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040	790,000	877,516
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	245,000	276,397
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 7/01/2021	1,040,000	1,135,711
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 7/01/2022	1,090,000	1,190,313
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	20,000	21,894
		$15,435,504
Utilities - Other - 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$300,000	$349,437
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	155,000	184,512
		$533,949
Water & Sewer Utility Revenue - 15.9%
Arkansas Community Public Water Systems Authority Rev., 5%, 10/01/2032	$1,020,000	$1,191,646
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/2022	1,500,000	1,765,605
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/2023	795,000	934,085
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/2025	1,500,000	1,762,425
Central Arkansas Water Rev., 5%, 10/01/2022	1,215,000	1,474,172
Central Arkansas Water Rev., 5%, 10/01/2023	1,275,000	1,584,965
Chicago, IL, Wastewater Transmission Rev., Second Lien, “C”, 5%, 1/01/2030	250,000	290,468

18

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$35,000	$36,078
Conway, AR, Water Rev., 4%, 12/01/2022	400,000	450,168
Conway, AR, Water Rev., 4%, 12/01/2023	500,000	559,835
Dallas, TX, Waterworks & Sewer System Rev., “A”, 5%, 10/01/2036	460,000	568,100
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 10/01/2021	1,545,000	1,776,827
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 10/01/2022	455,000	521,853
Fort Smith, AR, Water & Sewer Rev., AGM, 5%, 10/01/2032	2,000,000	2,154,200
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	85,000	98,810
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	395,000	455,218
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	140,000	162,490
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	140,000	158,922
Hot Springs, AR, Wastewater Rev., 5%, 12/01/2020	500,000	573,190
Hot Springs, AR, Wastewater Rev., 5%, 12/01/2021	650,000	761,560
Hot Springs, AR, Wastewater Rev., ASSD GTY, 4.625%, 12/01/2037	1,260,000	1,343,840
Little Rock, AR, Sewer Rev., 5.5%, 10/01/2030	750,000	813,398
Little Rock, AR, Sewer Rev., 5.75%, 10/01/2038	1,000,000	1,090,660
Little Rock, AR, Sewer Rev., “A”, AGM, 4.375%, 6/01/2033 (Prerefunded 6/01/2017)	750,000	767,655
Little Rock, AR, Sewer Rev., “C”, AGM, 5%, 10/01/2037 (Prerefunded 10/01/2017)	3,000,000	3,124,050

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/2032	$50,000	$58,217
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2035	30,000	34,865
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2037	75,000	86,764
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/2036	65,000	74,706
Rogers, AR, Sewer Rev., AMBAC, 5%, 2/01/2037	1,000,000	1,013,360
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 12/01/2038	1,325,000	1,481,801
		$27,169,933
Total Municipal Bonds (Identified Cost, $158,254,098)		$167,849,685

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.4% (v) (Identified Cost, $1,277,467)	1,277,467	$1,277,467
Total Investments (Identified Cost, $159,531,565)		$169,127,152

Other Assets, Less Liabilities - 0.8%		1,348,570
Net Assets - 100.0%		$170,475,722

See Portfolio Footnotes and Notes to Financial Statements

19

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

MFS CALIFORNIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.8%

Issuer	Shares/Par	Value ($)
Airport Revenue - 4.7%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	$780,000	$902,969
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2029	3,000,000	3,414,810
Orange County, CA, Airport Rev., “A”, 5%, 7/01/2031	1,310,000	1,441,563
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2021	1,500,000	1,721,325
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2031	850,000	976,854
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025	2,000,000	2,351,200
San Jose, CA, Airport Rev., “A”, BHAC, 5.5%, 3/01/2023	2,345,000	2,390,845
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	2,560,000	2,948,070
		$16,147,636
General Obligations - General Purpose - 6.3%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	$820,000	$898,220
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	85,000	100,014
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	815,000	855,171
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	95,000	112,509
Marin County, CA, Healthcare District (Election of 2013), “A”, 5%, 8/01/2029	500,000	625,060
Palomar Health, CA, Refunding, “A”, 5%, 8/01/2032	1,095,000	1,335,002
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2017	470,000	479,250
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	470,000	483,597
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	400,000	407,872
State of California, 5%, 8/01/2034	2,200,000	2,353,736
State of California, 5.25%, 4/01/2035	2,545,000	3,050,259
State of California, 6%, 11/01/2039	3,000,000	3,457,830
State of California, 5.5%, 3/01/2040	3,670,000	4,177,488
State of California, 5.25%, 11/01/2040	2,775,000	3,192,832
		$21,528,840
General Obligations - Schools - 11.4%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2029	$4,335,000	$3,253,851

Issuer	Shares/Par	Value ($)
General Obligations - Schools - continued
Chabot-Las Positas, CA, Community College District (Alameda & Contra Costa Counties), 4%, 8/01/2034	$2,965,000	$3,345,113
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/2038	2,465,000	2,965,617
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 8/01/2031	2,120,000	1,315,969
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 8/01/2045	870,000	638,537
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/2032	1,570,000	957,072
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2033	500,000	294,930
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 8/01/2028	1,440,000	1,042,632
Mount Diablo, CA, Unified School District (Election of 2010), Convertible Capital Appreciation, “A”, AGM, 0%, 8/01/2030	3,000,000	2,847,810
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, 0% to 8/01/2028, 6.25% to 8/01/2043	4,145,000	3,582,068
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 8/01/2029	3,385,000	2,387,745
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2028	830,000	1,049,992
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2030	830,000	1,033,782
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/2023	600,000	742,176
San Diego, CA, Community College District (Election of 2002), Capital Appreciation, 0%, 8/01/2033	2,000,000	2,332,100
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/2034	1,235,000	583,957
San Joaquin, CA, Delta Community College District (Election of 2004), Capital Appreciation, “B”, AGM, 0%, 8/01/2018	2,350,000	2,297,337
San Jose, CA, Evergreen Community College District (Election of 2010), “A”, 5%, 8/01/2041	1,235,000	1,472,108
San Mateo County, CA, Community College District (Election of 2001), Capital Appreciation, “A”, NATL, 0%, 9/01/2021	4,300,000	4,025,875
West Contra Costa, CA, Unified School District, “A”, 5%, 8/01/2035	2,500,000	3,019,100
		$39,187,771

20

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - 12.9%
California Health Facilities Financing Authority Rev. (Balance Providence), 6.5%, 10/01/2038 (Prerefunded 10/01/2018)	$1,720,000	$1,913,861
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “A”, 6%, 7/01/2029	1,500,000	1,695,675
California Health Facilities Financing Authority Rev. (Children’s Hospital of Orange County), 6.25%, 11/01/2029	2,000,000	2,325,480
California Health Facilities Financing Authority Rev. (Marshall Medical Center), 5%, 11/01/2033	750,000	892,530
California Health Facilities Financing Authority Rev. (Providence Health & Services), “B”, 5.5%, 10/01/2039	1,000,000	1,127,710
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 10/01/2033 (Prerefunded 10/01/2018)	1,500,000	1,669,380
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 10/01/2038 (Prerefunded 10/01/2018)	30,000	33,381
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5%, 11/15/2035	2,540,000	3,143,301
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2028	205,000	239,579
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2029	165,000	191,855
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2044	415,000	471,639
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2030	85,000	98,712
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2035	315,000	360,417
California Municipal Finance Authority Rev. (Northbay Healthcare Group), “A”, 5%, 11/01/2027	750,000	921,023
California Statewide Communities Development Authority Rev. (Community Hospital of the Monterey Peninsula), “A”, 6%, 6/01/2033	1,250,000	1,532,813
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/2030	2,000,000	2,481,580
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 6.25%, 8/15/2033 (Prerefunded 8/15/2018)	2,000,000	2,201,540
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 8/15/2023	1,000,000	1,089,200
California Statewide Communities Development Authority Rev. (John Muir Health), 5.125%, 7/01/2039	1,000,000	1,102,800
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2054	1,650,000	1,906,724

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	$1,000,000	$1,145,550
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 11/01/2030	1,740,000	1,985,775
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 8/15/2032	390,000	459,510
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 12/01/2041	2,550,000	2,964,707
Madera County, CA, COP (Children’s Hospital Central California), 5.375%, 3/15/2036	3,000,000	3,354,810
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039	1,805,000	2,068,494
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/2041	1,000,000	1,231,180
Santa Clara County, CA, Financing Authority Insured Rev. (El Camino Hospital), “B”, AMBAC, 5.125%, 2/01/2041 (Prerefunded 8/01/2017)	2,550,000	2,642,132
Washington Township, CA, Health Care District Rev., “A”, 6.25%, 7/01/2039	1,000,000	1,122,400
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 7/01/2029	2,000,000	2,033,880
		$44,407,638
Healthcare Revenue - Long Term Care - 3.4%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/2041	$850,000	$978,588
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/2035	1,270,000	1,424,026
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2034	700,000	836,178
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2039	1,000,000	1,185,900
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044	1,405,000	1,569,469
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/2039	1,500,000	1,704,645
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 5/15/2047	1,785,000	1,987,526
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 10/01/2042	750,000	826,403
Eden Township, CA, Healthcare District, COP, 6.125%, 6/01/2034	1,090,000	1,239,984
		$11,752,719

21

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Miscellaneous Revenue - Entertainment & Tourism - 0.1%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 7/01/2018 (n)	$320,000	$320,186

Miscellaneous Revenue - Other - 2.2%
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2030	$1,130,000	$1,382,160
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2034	830,000	1,004,101
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2035	830,000	997,992
California Infrastructure & Economic Development Bank Rev. (The Walt Disney Family Museum), 4%, 2/01/2035	1,000,000	1,111,860
California Infrastructure & Economic Development Bank Rev. (The Walt Disney Family Museum), 5.25%, 2/01/2033	1,340,000	1,419,408
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2031	1,335,000	1,567,570
		$7,483,091
Port Revenue - 1.5%
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, AGM, 5%, 10/01/2036	$1,690,000	$2,045,221
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, 5%, 10/01/2037	2,530,000	3,029,751
		$5,074,972
Sales & Excise Tax Revenue - 0.3%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	$1,060,000	$121,179
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	670,000	158,824
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	180,000	36,101
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	3,715,000	702,655
		$1,018,759
Secondary Schools - 2.8%
California Municipal Finance Authority Education Rev. (American Heritage Education Foundation Project), “A”, 5%, 6/01/2046	$750,000	$854,115
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	825,000	883,031

Issuer	Shares/Par	Value ($)
Secondary Schools - continued
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2041	$500,000	$571,670
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040	415,000	474,831
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2045	415,000	472,424
California School Finance Authority, Charter School Rev. (Downtown Prep - Obligated Group), 5%, 6/01/2046	1,000,000	1,043,740
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	1,245,000	1,447,860
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2034	530,000	597,342
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/2044	470,000	529,944
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/2046 (Prerefunded 1/01/2019)	1,300,000	1,449,565
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/2047	1,270,000	1,457,871
		$9,782,393
Single Family Housing - State - 2.1%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2/01/2030	$1,760,000	$1,778,498
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/2023	2,000,000	2,020,640
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/2033	3,240,000	3,375,594
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 8/01/2038	20,000	20,280
		$7,195,012
State & Agency - Other - 0.2%
Pasadena, CA, COP, (Old Pasadena Parking Facilities Project), 6.25%, 1/01/2018	$670,000	$693,149

State & Local Agencies - 5.7%
Banning, CA, COP, Water Systems Improvement Project, ETM, AMBAC, 8%, 1/01/2019	$300,000	$319,761
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/2028	2,120,000	2,555,194
California Public Works Board Lease Rev., Department of Education (Riverside Campus), 6%, 4/01/2026	2,000,000	2,253,740
California Public Works Board Lease Rev., Department of General Services, 6.25%, 4/01/2034	1,500,000	1,695,465

22

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
California Public Works Board Lease Rev., Department of Justice, “D”, 5.25%, 11/01/2020	$1,565,000	$1,570,853
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.314%, 6/01/2037	2,360,000	1,987,734
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 6/01/2022	3,000,000	3,165,840
Los Angeles County, CA, Public Works Financing Authority Lease Rev., “D”, 5%, 12/01/2032	2,000,000	2,466,400
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2031	1,000,000	1,217,420
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2032	550,000	666,551
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2030	500,000	612,405
San Diego, CA, Public Facilities Financing Authority Lease Rev. (Master Refunding Project), “A”, 5.25%, 3/01/2040	1,000,000	1,134,710
		$19,646,073
Tax - Other - 2.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024	$445,000	$505,929
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	505,000	599,758
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	170,000	199,604
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029	145,000	165,982
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	315,000	372,582
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	500,000	584,680
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	315,000	370,758
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	390,000	390,920
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	575,000	610,656
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	1,930,000	2,061,838
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	1,145,000	1,227,440
		$7,090,147
Tax Assessment - 11.7%
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/2027	$2,000,000	$2,478,660

Issuer	Shares/Par	Value ($)
Tax Assessment - continued
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 10/01/2027	$3,350,000	$3,420,417
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 12/01/2024 (Prerefunded 12/01/2016)	1,750,000	1,764,193
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 9/01/2031	1,000,000	1,150,060
Jurupa, CA, Community Facilities Services District, Special Tax (Eastvale Area District #31), “A”, 5%, 9/01/2037	1,000,000	1,117,870
Lake Elsinore, CA, Public Financing Authority Rev., 5%, 9/01/2035	1,000,000	1,163,130
Lee Lake, CA, Public Financing Authority Senior Lien Rev., “A”, 5.125%, 9/01/2035	1,000,000	1,161,690
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/2022	340,000	410,727
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/2023	340,000	418,516
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/2033	840,000	990,604
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	650,000	793,267
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2029	1,350,000	1,635,917
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 9/01/2033	1,000,000	1,163,360
Rancho Cucamonga, CA, Redevelopment Agency Tax Allocation (Successor Agency to The), AGM, 5%, 9/01/2032	2,625,000	3,141,705
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2030	890,000	1,089,262
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2031	1,095,000	1,339,163
Riverside County, CA, Public Financing Authority Tax Allocation Rev. (Project Area No. 1 Desert Communities & Interstate 215 Corridor Projects), BAM, 4%, 10/01/2032	3,000,000	3,350,520
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/2034	1,385,000	1,649,106
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “A”, AMBAC, 5.25%, 9/01/2025	2,360,000	2,368,826
San Francisco, CA, City & County Redevelopment Financing Authority Rev., Tax Allocation (Mission Bay North Redevelopment Project), “C”, 6.375%, 8/01/2032	1,000,000	1,152,550

23

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tax Assessment - continued
San Francisco, CA, City & County Redevelopment Financing Authority Rev., Tax Allocation (Mission Bay North Redevelopment Project), “C”, 6.5%, 8/01/2039	$1,000,000	$1,156,040
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	750,000	869,925
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “B”, NATL, 5%, 8/01/2043	1,100,000	1,334,179
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “C”, NATL, 5%, 8/01/2041	1,750,000	2,134,475
Santa Cruz County, CA, Redevelopment Agency Tax Allocation Rev., 5%, 9/01/2022	1,360,000	1,648,660
Santa Cruz County, CA, Redevelopment Agency Tax Allocation Rev., 5%, 9/01/2023	1,000,000	1,241,330
		$40,144,152
Tobacco - 2.3%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	$1,080,000	$1,069,567
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	1,195,000	1,215,697
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/2047	1,915,000	1,943,744
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	1,800,000	2,138,562
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	1,505,000	1,455,004
		$7,822,574
Toll Roads - 0.6%
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 6/01/2044	$1,680,000	$1,977,293

Transportation - Special Tax - 1.8%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	$95,000	$110,704
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	150,000	175,518
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	415,000	419,262
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	55,000	55,045
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	1,395,000	1,486,693

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	$200,000	$217,758
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	2,255,000	2,645,092
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	650,000	768,950
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	185,000	202,257
		$6,081,279
Universities - Colleges - 10.4%
California Educational Facilities Authority Rev., 5%, 2/01/2017	$545,000	$551,115
California Educational Facilities Authority Rev., 5%, 2/01/2026 (Prerefunded 2/01/2017)	325,000	329,648
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 6%, 3/01/2033	1,500,000	1,610,235
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 12/01/2025	800,000	805,720
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 12/01/2036	1,150,000	1,157,981
California Educational Facilities Authority Rev. (Pepperdine University), 5%, 10/01/2041	2,000,000	2,441,400
California Educational Facilities Authority Rev. (Pitzer College), 6%, 4/01/2040	3,000,000	3,490,530
California Educational Facilities Authority Rev. (Santa Clara University), 5%, 4/01/2031	1,060,000	1,309,376
California Educational Facilities Authority Rev. (Santa Clara University), 5%, 4/01/2032	1,000,000	1,229,990
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2036	1,000,000	1,194,420
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2037	1,000,000	1,194,420
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2038	500,000	596,285
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2030	1,760,000	2,175,800
California Educational Facilities Authority Rev. (University of The Pacific), 5.25%, 11/01/2029	1,265,000	1,419,672
California Educational Facilities Authority Rev., ETM, 5%, 2/01/2017	140,000	141,978
California Municipal Finance Authority Rev. (Azusa Pacific University Project), “B”, 5%, 4/01/2035	1,655,000	1,911,194
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/2028	2,000,000	2,130,560
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.125%, 6/01/2030	1,500,000	1,740,285

24

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040	$1,500,000	$1,743,735
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 4/01/2034 (Prerefunded 4/01/2019)	1,500,000	1,653,240
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 12/01/2028 (Prerefunded 12/01/2021)	2,125,000	2,549,193
California State University Rev., “A”, 5%, 11/01/2024	2,130,000	2,517,575
California State University Rev., “A”, 5%, 11/01/2030	905,000	1,125,856
California Statewide Communities Development Authority Rev. (Culinary Institute of America Project), “B”, 5%, 7/01/2041	780,000	917,522
		$35,937,730
Universities - Dormitories - 2.0%
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation) “A”, 5%, 6/01/2035	$225,000	$259,304
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/2033	2,000,000	2,054,700
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,270,000	1,364,132
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/2040 (Prerefunded 5/15/2018)	2,000,000	2,167,980
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2034	1,000,000	1,206,960
		$7,053,076
Utilities - Cogeneration - 0.1%
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/2045	$350,000	$359,807

Utilities - Investor Owned - 0.6%
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/2040	$2,000,000	$2,242,100

Utilities - Municipal Owned - 3.4%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$230,000	$269,107
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	260,000	302,780
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 11/01/2025	1,015,000	1,178,912

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - continued
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 11/01/2026	$1,245,000	$1,446,055
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	1,315,000	1,319,405
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	35,000	38,315
Sacramento, CA, Municipal Utility District Electric Rev., “X”, 5%, 8/15/2025 (Prerefunded 8/15/2021)	545,000	648,256
Sacramento, CA, Municipal Utility District Electric Rev., Unrefunded Balance, “X”, 5%, 8/15/2025	1,585,000	1,871,140
Tuolumne Wind Project Authority Rev. (Tuolomne Co.), “A”, 5.625%, 1/01/2029	2,000,000	2,201,040
Vernon, CA, Electric System Rev., “A”, 5.5%, 8/01/2041	2,130,000	2,466,157
		$11,741,167
Utilities - Other - 2.1%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	$1,750,000	$2,638,948
Long Beach, CA, Bond Finance Authority Natural Gas Purchase Rev., “A”, 5.25%, 11/15/2022	2,210,000	2,591,446
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/2033	1,655,000	2,100,046
		$7,330,440
Water & Sewer Utility Revenue - 6.1%
California Department of Water Resources Rev. (Central Valley Project Water System), “AM”, 5%, 12/01/2024	$3,500,000	$4,374,125
California Semitropic Water Storage Improvement Rev., “A”, ASSD GTY, 5%, 12/01/2027	460,000	581,491
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	525,000	574,912
Hollister, CA, Joint Powers Financing Authority Wastewater Rev., AGM, 5%, 6/01/2035	3,630,000	4,436,513
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	2,560,000	3,014,886
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,660,000	1,995,420
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2031	415,000	496,257
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “A”, 5%, 5/15/2028 (Prerefunded 5/15/2019)	350,000	387,314
Soquel Creek, CA, Water District, COP, 5%, 3/01/2043	1,715,000	2,030,286
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2031	1,700,000	2,080,528
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2035	830,000	1,000,598
		$20,972,330
Total Municipal Bonds (Identified Cost, $300,540,854)		$332,990,334

25

Portfolio of Investments (unaudited) – continued

Money Market Funds - 2.4%

Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.4% (v) (Identified Cost, $8,380,276)	8,380,276	$8,380,276
Total Investments (Identified Cost, $308,921,130)		$341,370,610

Other Assets, Less Liabilities - 0.8%		2,858,601
Net Assets - 100.0%		$344,229,211

See Portfolio Footnotes and Notes to Financial Statements

26

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

MFS GEORGIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.7%

Issuer	Shares/Par	Value ($)
Airport Revenue - 2.8%
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2033	$1,000,000	$1,205,320
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	75,000	87,785
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	55,000	62,988
New York, NY, Transportation Development Corporation Special Facility Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 1/01/2051	395,000	415,972
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	35,000	41,230
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	30,000	34,789
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	25,000	28,404
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	40,000	45,323
		$1,921,811
General Obligations - General Purpose - 10.4%
Atlanta & Fulton County, GA, Recreation Authority Park Improvement, “A”, 5%, 12/01/2032	$500,000	$605,390
Atlanta, GA, Public Improvement Rev., 4.875%, 12/01/2026	1,000,000	1,242,630
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 7/01/2033	610,000	757,956
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	165,000	180,739
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	45,000	47,825
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	110,000	118,311
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	185,000	217,677
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	100,000	104,929
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	25,000	29,608
Gwinnett County, GA, Development Authority Rev. (Civic & Cultural Center), 4%, 9/01/2021	510,000	566,437
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “B”, 5%, 2/15/2033	500,000	550,300
Lagrange-Troup County, GA, Hospital Authority Rev., 5.5%, 7/01/2038	500,000	534,325
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2017	185,000	188,641

Issuer	Shares/Par	Value ($)
General Obligations - General Purpose - continued
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	$160,000	$164,629
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	130,000	132,558
State of California, 6%, 11/01/2039	420,000	484,096
State of Georgia, “A”, 4%, 2/01/2031	500,000	582,450
Villa Rica, GA, Public Facilities Authority Rev. (Water and Sewerage Project), 5%, 3/01/2039	500,000	589,295
		$7,097,796
General Obligations - Schools - 7.5%
Cherokee County, GA, School System, “A”, 5%, 8/01/2021	$500,000	$590,850
Forsyth County, GA, Public Facilities Authority Rev. (Forsyth County School District Project), 4%, 2/01/2031	500,000	571,490
Gwinnett County, GA, School District, 5%, 2/01/2035	500,000	616,370
Gwinnett County, GA, School District, 5%, 2/01/2021	1,000,000	1,171,230
Gwinnett County, GA, School District, 5%, 2/01/2029	1,000,000	1,250,670
Jefferson, GA, School District, “A”, 5.25%, 2/01/2029	500,000	580,720
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “B”, AGM, 0%, 8/01/2036	660,000	337,491
		$5,118,821
Healthcare Revenue - Hospitals - 16.4%
Cedartown Polk County, GA, Hospital Authority Rev., Anticipation Certificates (Polk Medical Center Project), 5%, 7/01/2039	$500,000	$583,530
Clarke County, GA, Hospital Authority Rev. (Athens Regional Medical Center Project), 5%, 1/01/2032	1,000,000	1,141,350
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc.), “B”, AMBAC, 6.25%, 4/01/2034	500,000	578,710
Dalton, GA, Development Authority Rev. (Hamilton Health Care System), 5%, 8/15/2028	500,000	577,055
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	500,000	569,865
DeKalb County, GA, Private Hospital Authority Rev. Anticipation Certificates (Children’s Healthcare), 5.25%, 11/15/2039	750,000	838,223
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	350,000	398,853
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare), “A”, 5.25%, 6/15/2037	700,000	762,181

27

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), ASSD GTY, 6.5%, 8/01/2038	$300,000	$327,516
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., 5.625%, 8/01/2034 (Prerefunded 8/01/2018)	675,000	732,787
Glynn-Brunswick, GA, Memorial Hospital Authority Rev. (Southeast Georgia Health System Project), 5%, 8/01/2028	500,000	614,710
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/2034	75,000	80,567
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	200,000	234,328
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	45,000	51,206
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	65,000	73,276
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	200,000	228,438
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/2045	135,000	154,580
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/2030	45,000	51,938
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027	130,000	146,094
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039	180,000	201,256
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	55,000	63,777
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 6/01/2029	355,000	401,791
Richmond County, GA, Hospital Authority Rev. Anticipation Certificates (University Health Services, Inc. Project), 5.5%, 1/01/2036	750,000	826,403
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital), 5.125%, 11/01/2030	500,000	567,530
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital), 5.375%, 11/01/2040	500,000	571,165
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/2039 (Prerefunded 2/15/2019)	385,000	436,698
		$11,213,827

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - 2.5%
Gainesville and Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), 5%, 11/15/2033	$500,000	$601,270
Gainesville and Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), “A-2”, 6.625%, 11/15/2039	200,000	234,558
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 7/01/2037	200,000	203,286
Richmond County, GA, Development Authority Rev., Capital Appreciation, ETM, 0%, 12/01/2021	225,000	209,201
Savannah, GA, Economic Development Authority Rev., Capital Appreciation, “C”, ETM, 0%, 12/01/2021	500,000	464,890
		$1,713,205
Industrial Revenue - Paper - 1.0%
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/2034	$150,000	$151,173
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 3/01/2017	500,000	509,005
		$660,178
Miscellaneous Revenue - Other - 2.2%
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2020	$285,000	$323,925
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), “A”, 5%, 3/15/2036	500,000	593,130
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	75,000	84,470
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	110,000	122,818
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	310,000	343,818
		$1,468,161
Multi-Family Housing Revenue - 0.8%
Atlanta, GA, Urban Residential Financing Authority, Multifamily Housing Rev. (Ginnie Mae Collateralized - Amal Heights), GNMA, 4.9%, 5/20/2040	$500,000	$553,360

Sales & Excise Tax Revenue - 1.6%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	$265,000	$310,495
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	170,000	188,454

28

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., “B”, AGM, 5%, 7/01/2037 (Prerefunded 7/01/2017)	$250,000	$257,900
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	165,000	123,757
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	130,000	30,817
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	35,000	7,020
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	735,000	139,018
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	210,000	24,007
		$1,081,468
Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	$75,000	$82,633

Single Family Housing - State - 1.1%
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.5%, 6/01/2045	$725,000	$767,333

State & Agency - Other - 3.4%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center) , 5%, 7/01/2028	$500,000	$630,280
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 7/01/2040	500,000	573,675
Floyd County, GA, Hospital Authority Rev. Anticipation Certificates (Floyd Medical Center Project), “B”, 5%, 7/01/2032	1,000,000	1,141,780
		$2,345,735
State & Local Agencies - 3.2%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.314%, 6/01/2037	$460,000	$387,440
Georgia Municipal Association, Inc. (Riverdale Public Purpose Project), ASSD GTY, 5.5%, 5/01/2038	1,000,000	1,103,680
Los Angeles County, CA, Public Works Financing Authority Lease Rev., “D”, 5%, 12/01/2032	395,000	487,114
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/2039	115,000	131,693
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2027	5,000	6,025
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2028	15,000	17,864
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2029	20,000	23,683
		$2,157,499

Issuer	Shares/Par	Value ($)
Tax - Other - 2.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024	$75,000	$85,269
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	100,000	118,764
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	35,000	41,095
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029	25,000	28,618
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	65,000	76,882
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	100,000	116,936
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	65,000	76,506
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	65,000	65,153
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	105,000	111,511
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	145,000	154,905
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	220,000	235,840
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/2025	140,000	154,161
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/2025	135,000	151,667
		$1,417,307
Tax Assessment - 0.7%
Atlanta, GA, Georgia Tax Allocation (Eastside Project), 5%, 1/01/2030	$410,000	$497,966

Tobacco - 1.3%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	$235,000	$279,201
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	90,000	86,233
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	500,000	483,390
		$848,824
Toll Roads - 0.8%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$80,000	$100,570
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	60,000	74,408
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	120,000	143,234

29

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Toll Roads - continued
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	$190,000	$219,038
		$537,250
Transportation - Special Tax - 1.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2028	$185,000	$216,282
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	15,000	17,480
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	30,000	35,104
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	70,000	70,719
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	10,000	10,008
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	25,000	27,220
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	560,000	596,809
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	35,000	38,265
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	20,000	23,460
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	130,000	153,790
		$1,189,137
Universities - Colleges - 16.6%
Athens, GA, Housing Authority Rev. (University of Georgia East Campus Funding), 5.25%, 6/15/2035	$500,000	$552,355
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Convertible Capital Appreciation, 5%, 6/15/2024	250,000	267,403
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Convertible Capital Appreciation, 5%, 6/15/2031	250,000	267,403
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation LLC), ASSD GTY, 5.25%, 6/01/2034	500,000	537,690
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC Project), 5%, 7/01/2032	500,000	515,800

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC Project), 5%, 7/01/2039	$500,000	$515,800
Bleckley-Dodge County, GA, Student Housing Facilities Rev. (Middle Georgia College), 5.25%, 7/01/2038	500,000	532,530
Cobb County, GA, Development Authority, Dining Hall Lease Rev. (KSU Dining Hall), ASSD GTY, 5.75%, 7/15/2039	1,000,000	1,078,940
Cobb County, GA, Development Authority, Sports & Recreation Facilities Lease Rev. (Kennesaw State University Foundation), AGM, 5%, 7/15/2035	750,000	841,110
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia PHD LLC), ASSD GTY, 5.25%, 7/01/2034	500,000	550,015
Dekalb Newton & Gwinnett Counties, GA, Joint Development Authority Rev. (GGC Foundation LLC), 6%, 7/01/2034	500,000	561,235
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), SYNCORA, 5%, 6/01/2032	500,000	513,350
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 6/01/2028	500,000	608,210
Georgia Higher Education Facilities Authority Rev., 6%, 6/15/2034 (Prerefunded 6/15/2018)	50,000	54,291
Georgia Higher Education Facilities Authority Rev., 6%, 6/15/2034 (Prerefunded 6/15/2018)	250,000	271,453
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/2030	100,000	104,966
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/2039	100,000	104,628
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/2017	275,000	284,878
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	65,000	75,570
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 6/01/2024 (Prerefunded 6/01/2019)	190,000	210,366
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 6/01/2024	310,000	342,767
Private Colleges & Universities, GA, Authority Rev. (Mercer University Project), 5%, 10/01/2040	350,000	397,768
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 10/01/2027	350,000	410,421
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	80,000	80,742
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	25,000	22,954

30

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	$45,000	$41,132
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	55,000	53,836
Red River, TX, Education Finance Corp., Higher Education Rev. (St. Edwards University Project), 4%, 6/01/2041	20,000	21,615
Richmond County, GA, Development Authority Rev. (Georgia Regents University Academic Research Center Project), AGM, 5%, 12/15/2032	325,000	390,286
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 6/15/2039	500,000	532,455
Savannah, GA, Economic Development Authority Rev. (SSU Community Development I LLC Project), ASSD GTY, 5.5%, 6/15/2035	500,000	566,830
		$11,308,799
Universities - Dormitories - 0.7%
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	$400,000	$457,236

Utilities - Municipal Owned - 4.0%
Georgia Municipal Electric Authority Power Rev., “A”, NATL, 6.5%, 1/01/2020	$710,000	$766,907
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “S”, 5%, 10/01/2025	500,000	598,040
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “S”, 5%, 10/01/2026	500,000	594,960
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030	160,000	179,213
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	50,000	58,502
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040	260,000	288,803
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	60,000	69,872
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	100,000	112,815
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	65,000	70,869
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	5,000	5,474
		$2,745,455
Utilities - Other - 2.8%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	$910,000	$1,056,628

Issuer	Shares/Par	Value ($)
Utilities - Other - continued
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 5%, 3/15/2019	$250,000	$267,715
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	225,000	248,670
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2020	250,000	284,120
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	40,000	45,445
		$1,902,578
Water & Sewer Utility Revenue - 13.0%
Athens-Clarke County, GA, Unified Government Water & Sewer Rev, 5.625%, 1/01/2033 (Prerefunded 1/01/2019)	$500,000	$552,800
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/2021	385,000	454,955
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/2028	800,000	913,328
Chicago, IL, Wastewater Transmission Rev., Second Lien, “C”, 5%, 1/01/2030	85,000	98,759
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2035	350,000	432,233
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2036	150,000	184,806
Dallas, TX, Waterworks & Sewer System Rev., “A”, 5%, 10/01/2036	180,000	222,300
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2031	1,000,000	1,181,150
DeKalb County, GA, Water & Sewer Rev., “B”, 5.25%, 10/01/2025	1,000,000	1,303,440
Forsyth County, GA, Water & Sewer Authority Rev., 5%, 1/01/2026	500,000	604,065
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2023	500,000	579,665
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	30,000	34,874
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	60,000	65,704
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	125,000	144,056
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	45,000	52,229
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	45,000	51,082
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2/01/2027	1,000,000	1,307,790
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/2032	15,000	17,467
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2035	10,000	11,622
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2037	20,000	23,137
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/2036	20,000	22,986

31

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), 5%, 2/01/2038	$500,000	$603,490
		$8,861,938
Total Municipal Bonds (Identified Cost, $60,958,509)		$65,948,317

Money Market Funds - 2.2%
MFS Institutional Money Market Portfolio, 0.4% (v) (Identified Cost, $1,512,263)	1,512,263	$1,512,263
Total Investments (Identified Cost, $62,470,772)		$67,460,580

Other Assets, Less Liabilities - 1.1%		779,818
Net Assets - 100.0%		$68,240,398

See Portfolio Footnotes and Notes to Financial Statements

32

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

MFS MARYLAND MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.5%

Issuer	Shares/Par	Value ($)
Airport Revenue - 1.0%
Metropolitan Washington, DC, Airport Authority Rev., “A”, 5%, 10/01/2039	$750,000	$850,905

General Obligations - General Purpose - 17.6%
Baltimore County, MD, Metropolitan District, “C”, 4%, 9/01/2017	$1,000,000	$1,029,370
Baltimore County, MD, Public Improvement, 5%, 2/01/2028	2,000,000	2,394,420
Baltimore, MD, Consolidated Public Improvement, “B”, 5%, 10/15/2022	500,000	608,490
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 7/01/2033	795,000	987,827
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	60,000	63,767
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	70,000	82,364
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	80,000	94,744
Montgomery County, MD, Consolidated Public Improvement, “A”, 5%, 11/01/2026	1,000,000	1,271,960
Prince George’s County, MD, Consolidated Public Improvement, “A”, 5%, 9/15/2030	1,500,000	1,758,705
Prince George’s County, MD, Consolidated Public Improvement, “A”, 4%, 7/01/2033	850,000	976,370
Prince George’s County, MD, Consolidated Public Improvement, “A”, 4%, 7/01/2036	1,090,000	1,237,771
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AMBAC, 5.45%, 7/01/2030	115,000	115,610
State of California, 6%, 11/01/2039	720,000	829,879
State of Maryland, 5%, 8/01/2020 (Prerefunded 8/01/2017)	3,500,000	3,621,870
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 6/01/2021	500,000	591,220
		$15,664,367
Healthcare Revenue - Hospitals - 19.1%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	$590,000	$672,352
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	345,000	404,216
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	370,000	422,610
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/2045	575,000	658,398
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), 5%, 7/01/2040	1,000,000	1,074,360

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 7/01/2039 (Prerefunded 7/01/2019)	$1,000,000	$1,158,090
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll Hospital), “A”, 5%, 7/01/2037	1,000,000	1,141,780
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2029	750,000	773,528
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), “A”, 5%, 5/15/2026	250,000	287,510
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health Issue), 5%, 7/01/2028	750,000	924,405
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 8/15/2038	1,000,000	1,309,740
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), “A”, 5%, 8/15/2041	505,000	578,786
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5%, 7/01/2032	600,000	725,046
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 7/01/2042 (Prerefunded 7/01/2017)	750,000	776,453
Maryland Health & Higher Educational Facilities Authority Rev. (Meritus Medical Center), 5%, 7/01/2027	500,000	603,825
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), AMBAC, 5%, 7/01/2031	645,000	683,087
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 1/01/2038 (Prerefunded 1/01/2018)	500,000	530,655
Maryland Health & Higher Educational Facilities Authority Rev. (Western Maryland Health System), 5.25%, 7/01/2034	1,000,000	1,180,320
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FRN, AGM, 10.646%, 8/26/2022 (p)	750,000	954,825
Montgomery County, MD, Rev. (Trinity Health Corp.), 5%, 12/01/2040	1,000,000	1,132,940
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027	480,000	539,424
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 1/01/2029 (Prerefunded 1/01/2019)	415,000	465,315
		$16,997,665

33

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - 2.5%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligated Group), “A”, 5.125%, 1/01/2036	$400,000	$402,044
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/2041	750,000	877,635
Maryland Health & Higher Educational Facilities Authority Rev. (King Farm Presbyterian Community), “A”, 5.3%, 1/01/2037	300,000	302,454
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	45,000	55,661
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040	85,000	105,560
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance, (Westminster Manor Health), 7%, 11/01/2030	10,000	11,771
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	400,000	435,700
		$2,190,825
Healthcare Revenue - Other - 0.7%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2019	$90,000	$91,925
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2029	565,000	575,741
		$667,666
Industrial Revenue - Paper - 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$126,078

Miscellaneous Revenue - Other - 2.6%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$105,000	$118,258
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	160,000	178,645
Maryland Economic Development Corp. Private Activity Rev. (Purple Line Light Rail Project), “D”, 5%, 3/31/2036	500,000	588,680
Montgomery County, MD, Transportation Fund Lease Authority Rev., “A”, 5%, 11/01/2036	750,000	895,485
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	450,000	499,091
		$2,280,159
Multi-Family Housing Revenue - 1.8%
Howard County, MD, Housing Commission Rev. (Columbia Commons Apartments), “A”, 5%, 6/01/2044	$500,000	$556,440

Issuer	Shares/Par	Value ($)
Multi-Family Housing Revenue - continued
Montgomery County, MD, Housing Opportunities Commission, Multifamily Rev., 5.125%, 7/01/2037	$1,000,000	$1,074,840
		$1,631,280
Parking - 1.6%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AMBAC, 5%, 7/01/2034	$1,385,000	$1,387,576

Port Revenue - 0.7%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 6/01/2035	$550,000	$611,974

Sales & Excise Tax Revenue - 1.5%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	$435,000	$499,850
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	260,000	288,223
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/2016	80,000	80,374
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	5,000	5,630
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	230,000	172,509
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	175,000	41,484
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	45,000	9,025
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	970,000	183,466
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	275,000	31,438
		$1,311,999
Secondary Schools - 0.4%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	$265,000	$313,071

Single Family Housing - State - 1.7%
Maryland Community Development Administration, Department of Housing & Community Development, 5%, 9/01/2034	$1,500,000	$1,548,135

State & Agency - Other - 6.0%
Howard County, MD, COP, “A”, 8%, 8/15/2019	$805,000	$959,600
Howard County, MD, COP, “B”, 8%, 8/15/2019	385,000	458,939
Howard County, MD, COP, “B”, 8.15%, 2/15/2021	450,000	584,186
Howard County, MD, COP, “C”, 8%, 8/15/2019	680,000	810,594

34

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
State & Agency - Other - continued
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, 5%, 5/01/2032	$1,265,000	$1,567,133
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, 5%, 5/01/2033	750,000	925,485
		$5,305,937
State & Local Agencies - 3.2%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.314%, 6/01/2037	$665,000	$560,103
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/2034	370,000	410,541
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/2039	180,000	206,129
Maryland Department of Transportation, Port Administration Facilities Project, AMBAC, 5.25%, 6/15/2020	1,690,000	1,696,405
		$2,873,178
Tax - Other - 1.8%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024	$325,000	$369,499
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029	45,000	51,512
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	70,000	70,165
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	635,000	680,720
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/2025	210,000	231,242
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/2025	210,000	235,927
		$1,639,065
Tax Assessment - 4.2%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/2040	$350,000	$369,135
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 7/01/2040	300,000	316,413
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/2038	400,000	422,996
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 7/01/2036	233,000	233,242
Frederick County, MD, Special Obligation (Urbana Community Development Authority), “A”, 5%, 7/01/2040	1,500,000	1,674,840
Howard County, MD, Special Obligation (Annapolis Junction Town Center Project), 6.1%, 2/15/2044	230,000	251,958
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 7/01/2034	485,000	485,553
		$3,754,137

Issuer	Shares/Par	Value ($)
Tobacco - 1.5%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	$215,000	$255,439
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	165,000	158,093
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	930,000	899,105
		$1,312,637
Toll Roads - 0.1%
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5.25%, 1/01/2056	$85,000	$103,329

Transportation - Special Tax - 6.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	$1,365,000	$1,597,214
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	690,000	735,354
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	345,000	372,221
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	50,000	54,664
Maryland Department of Transportation, Consolidated Transportation Refunding Rev., 5%, 5/01/2017	500,000	512,340
Maryland Department of Transportation, Consolidated Transportation Refunding Rev., 5%, 2/15/2023	1,500,000	1,853,610
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 7/01/2032	485,000	535,624
		$5,661,027
Universities - Colleges - 9.1%
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), “A”, 5%, 7/01/2034	$500,000	$578,465
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 7/01/2037	1,500,000	1,781,025
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), 5%, 10/01/2032	500,000	602,215
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 5%, 6/01/2030	750,000	750,623
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 5%, 6/01/2033	450,000	534,051
Maryland Health & Higher Educational Facilities Authority Rev. (Notre Dame College), 5%, 10/01/2035	1,000,000	1,080,400
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/2030	150,000	175,490

35

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/2032	$440,000	$511,641
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/2017	480,000	497,242
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	30,000	27,545
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	135,000	123,395
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	85,000	83,201
Red River, TX, Education Finance Corp., Higher Education Rev. (St. Edwards University Project), 4%, 6/01/2041	25,000	27,019
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/2022	1,000,000	1,219,770
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	110,000	123,605
		$8,115,687
Universities - Dormitories - 2.7%
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, Baltimore Project), 5%, 7/01/2031	$500,000	$573,555
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	750,000	911,580
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2027	500,000	559,225
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2030	300,000	331,551
		$2,375,911
Utilities - Investor Owned - 0.9%
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/2025 (Put Date 6/01/2020)	$750,000	$765,315

Utilities - Municipal Owned - 0.8%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2024	$460,000	$545,054
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	185,000	208,708
		$753,762

Issuer	Shares/Par	Value ($)
Utilities - Other - 1.4%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	$400,000	$442,080
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	195,000	227,134
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	100,000	119,040
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	140,000	169,970
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	235,000	266,859
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	55,000	62,487
		$1,287,570
Water & Sewer Utility Revenue - 8.1%
Baltimore, MD, Refunding Rev. (Mayor and City Council of Baltimore Water Projects), “B”, 5%, 7/01/2042	$1,320,000	$1,547,159
Baltimore, MD, Rev., LEVRRS, FRN, NATL, 9.659%, 7/01/2020 (p)	2,200,000	2,589,048
Baltimore, MD, Wastewater Rev. Project, “A”, NATL, 5.65%, 7/01/2020	650,000	707,473
Dallas, TX, Waterworks & Sewer System Rev., “A”, 5%, 10/01/2036	235,000	290,225
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	20,000	23,249
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	105,000	121,007
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	205,000	237,931
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	205,000	232,700
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/2032	25,000	29,111
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2035	15,000	17,432
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2037	35,000	40,490
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/2036	30,000	34,480
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	50,000	67,264
Montgomery County, MD, Water Quality Protection Charge Rev., “A”, 5%, 4/01/2032	1,125,000	1,270,485
		$7,208,054
Total Municipal Bonds (Identified Cost, $80,701,530)		$86,737,309

36

Portfolio of Investments (unaudited) – continued

Money Market Funds - 1.2%

Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.4% (v) (Identified Cost, $1,076,628)	1,076,624	$1,076,624
Total Investments (Identified Cost, $81,778,158)		$87,813,933

Other Assets, Less Liabilities - 1.3%		1,129,960
Net Assets - 100.0%		$88,943,893

See Portfolio Footnotes and Notes to Financial Statements

37

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

MFS MASSACHUSETTS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.7%

Issuer	Shares/Par	Value ($)
General Obligations - General Purpose - 9.3%
Boston, MA, “B”, 4%, 4/01/2021	$1,870,000	$2,117,289
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2023	1,000,000	1,257,500
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2028	2,225,000	2,981,856
Commonwealth of Massachusetts, “C”, AMBAC, 5%, 8/01/2032 (Prerefunded 8/01/2017)	4,815,000	4,984,584
Commonwealth of Massachusetts, “C”, NATL, 5.5%, 12/01/2019	4,000,000	4,565,960
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	640,000	701,050
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	410,000	440,976
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	685,000	805,992
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	395,000	414,470
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	75,000	88,823
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2017	1,005,000	1,024,778
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	825,000	848,867
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	510,000	520,037
State of California, 6%, 11/01/2039	1,555,000	1,792,309
		$22,544,491
General Obligations - Schools - 0.5%
San Marcos, CA Unified School District (Election of 2010), Capital Appreciation, “C”, 0%, 8/01/2038	$3,375,000	$1,243,350

Healthcare Revenue - Hospitals - 16.5%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	$1,315,000	$1,498,548
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	235,000	267,411
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	345,000	388,929
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	745,000	850,932
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/2045	520,000	595,421

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), “N”, 5%, 7/01/2044	$2,000,000	$2,312,180
Massachusetts Development Finance Agency Rev. (Caregroup), “I”, 5%, 7/01/2036	1,000,000	1,194,120
Massachusetts Development Finance Agency Rev. (Children’s Hospital), “P”, 5%, 10/01/2032	1,000,000	1,216,710
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “N”, 5%, 12/01/2036	1,690,000	2,060,482
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), “F”, 5%, 8/15/2030	2,000,000	2,416,940
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	1,000,000	1,176,520
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), 5%, 7/01/2032 (Prerefunded 7/01/2017)	1,050,000	1,083,264
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), 5%, 7/01/2032	950,000	979,441
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2041	1,500,000	1,799,715
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 5%, 7/01/2041	2,000,000	2,363,800
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/2032	1,000,000	1,210,700
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2046	2,000,000	2,335,960
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “I”, 5.75%, 7/01/2036	500,000	558,810
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), “E-1”, 5.125%, 7/01/2038	2,000,000	2,147,320
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.25%, 12/01/2039	1,500,000	1,676,700
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.5%, 12/01/2039	1,000,000	1,123,860
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, 5%, 12/01/2037	2,000,000	2,160,000
Massachusetts Health & Educational Facilities Authority Rev. (Lahey Clinic), “D”, 5.25%, 8/15/2037 (Prerefunded 8/15/2017)	1,550,000	1,609,768

38

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “J-1”, 5%, 7/01/2039	$2,000,000	$2,204,300
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “J1”, 5%, 7/01/2034	1,375,000	1,521,781
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 7/01/2029	1,000,000	1,082,880
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/2030	430,000	496,293
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039	655,000	732,349
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039	30,000	32,024
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	165,000	191,184
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	395,000	460,361
		$39,748,703
Healthcare Revenue - Long Term Care - 1.9%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,000,000	$1,179,040
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037	500,000	513,960
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5.625%, 12/01/2030	525,000	586,583
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2039	352,582	369,774
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/2046	18,820	18,047
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	93,608	518
Massachusetts Development Finance Agency Rev. (Loomis Communities), “A”, 6%, 1/01/2033	500,000	574,160
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043	1,000,000	1,098,460
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/2029	20,000	23,316
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/2039	130,000	154,421
		$4,518,279

Issuer	Shares/Par	Value ($)
Human Services - 0.5%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5.5%, 1/01/2035	$1,200,000	$1,201,608

Industrial Revenue - Environmental Services - 0.6%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/2042	$1,535,000	$1,558,823

Miscellaneous Revenue - Other - 8.2%
Martha’s Vineyard, MA, Land Bank Rev., BAM, 5%, 5/01/2031	$400,000	$480,904
Massachusetts Development Finance Agency Rev., 5.5%, 9/01/2020 (Prerefunded 9/01/2018)	1,205,000	1,309,907
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 4/01/2037	2,000,000	2,322,540
Massachusetts Development Finance Agency Rev. (WGBH Educational Foundation), 5%, 1/01/2040	1,250,000	1,491,475
Massachusetts Health & Educational Facilities Authority Rev., 5.5%, 6/01/2034	1,500,000	1,613,085
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 7/01/2030	3,500,000	3,977,575
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 7/01/2040	1,700,000	1,924,621
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), FGIC, 5%, 7/01/2024	2,000,000	2,051,100
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	3,000,000	3,377,940
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,095,000	1,283,844
		$19,832,991
Multi-Family Housing Revenue - 4.2%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 12/15/2024	$1,150,000	$1,152,427
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 12/15/2023	2,425,000	2,436,980
Massachusetts Housing Finance Agency Rev., “A”, FHA, 5.25%, 12/01/2035	1,000,000	1,099,310
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 12/01/2049	1,680,000	1,760,741
Massachusetts Housing Finance Agency, “B”, 5.25%, 12/01/2030	685,000	726,634
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.75%, 12/01/2030	1,425,000	1,554,262

39

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Multi-Family Housing Revenue - continued
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.875%, 12/01/2032	$1,190,000	$1,291,364
		$10,021,718
Parking - 1.4%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/2036	$3,000,000	$3,508,140

Sales & Excise Tax Revenue - 6.0%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	$985,000	$1,131,844
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2024	1,590,000	2,004,465
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,850,000	2,500,220
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2031	2,000,000	2,728,480
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, “A-2”, 0%, 7/01/2034	4,000,000	1,768,800
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 8/15/2032 (Prerefunded 8/15/2017)	2,000,000	2,069,140
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “A”, AMBAC, 4.5%, 8/15/2035	950,000	977,845
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	10,000	11,260
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	615,000	461,275
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	755,000	86,312
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	480,000	113,784
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	130,000	26,073
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	2,630,000	497,438
		$14,376,936
Secondary Schools - 5.1%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	$665,000	$785,631
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.5%, 9/01/2036 (Prerefunded 9/01/2017)	1,000,000	1,033,630

Issuer	Shares/Par	Value ($)
Secondary Schools - continued
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.375%, 9/01/2031 (Prerefunded 9/01/2017)	$1,080,000	$1,115,089
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,181,825
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	500,000	585,920
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 4.75%, 5/01/2032 (Prerefunded 5/01/2017)	995,000	1,017,636
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 4.75%, 5/01/2032	135,000	136,809
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2037 (Prerefunded 5/01/2017)	1,760,000	1,802,592
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2037	240,000	244,848
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “A”, 6.375%, 7/01/2030	870,000	969,180
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 9/01/2028	1,000,000	1,152,380
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2033	2,000,000	2,286,440
		$12,311,980
State & Local Agencies - 6.0%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.314%, 6/01/2037	$1,400,000	$1,179,164
Massachusetts College Building Authority Project Rev., Capital Appreciation, “A”, SYNCORA, 0%, 5/01/2022	8,310,000	7,585,534
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/2031	275,000	331,315
Massachusetts College Building Authority Rev., “A”, 5.5%, 5/01/2049 (Prerefunded 5/01/2019)	1,680,000	1,876,644
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 5/01/2032	760,000	914,060
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 5/01/2029	2,000,000	2,380,040
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2027	20,000	24,101
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2028	60,000	71,457
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2029	70,000	82,891
		$14,445,206
Student Loan Revenue - 4.7%
Massachusetts Educational Financing Authority, “J”, 5.625%, 7/01/2029	$1,270,000	$1,426,464
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2031	2,000,000	2,154,180

40

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Student Loan Revenue - continued
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/2030	$930,000	$974,649
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 6%, 1/01/2028	670,000	711,480
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/2022	3,000,000	3,355,140
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.15%, 1/01/2026	930,000	977,849
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.2%, 1/01/2027	440,000	453,869
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 4.5%, 7/01/2024	1,150,000	1,212,802
		$11,266,433
Tax - Other - 2.4%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024	$260,000	$295,599
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	365,000	433,489
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	120,000	140,897
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029	85,000	97,300
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	230,000	272,044
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	370,000	432,663
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	225,000	264,827
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 1/01/2023	1,585,000	1,968,427
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	195,000	195,460
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	765,000	817,257
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	815,000	873,680
		$5,791,643
Tobacco - 1.5%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	$1,335,000	$1,586,100
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	330,000	316,186
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	1,835,000	1,774,041
		$3,676,327

Issuer	Shares/Par	Value ($)
Toll Roads - 1.3%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 1/01/2032	$2,600,000	$2,908,906
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5.25%, 1/01/2056	245,000	297,829
		$3,206,735
Transportation - Special Tax - 1.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$275,000	$287,092
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	560,000	662,480
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	280,000	282,876
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	1,945,000	2,072,845
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	495,000	534,056
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	190,000	208,016
		$4,047,365
Universities - Colleges - 18.7%
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	$2,005,000	$2,179,355
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	1,500,000	1,804,005
Massachusetts Development Finance Agency Rev. (Berklee College of Music Issue), 5%, 10/01/2035	1,250,000	1,518,888
Massachusetts Development Finance Agency Rev. (Boston University), “V-1”, 5%, 10/01/2029	2,165,000	2,422,938
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,000,000	2,306,080
Massachusetts Development Finance Agency Rev. (Holy Cross), “A”, 5%, 9/01/2041	2,040,000	2,489,555
Massachusetts Development Finance Agency Rev. (New England Conservatory of Music), 5.25%, 7/01/2038 (Prerefunded 7/01/2018)	2,000,000	2,150,560
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 10/01/2026	2,250,000	2,729,655
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.125%, 7/01/2040	1,000,000	1,083,530
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	1,110,000	1,306,337

41

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Massachusetts Development Finance Agency Rev. (Wheelock College), “C”, 5.25%, 10/01/2037	$1,500,000	$1,555,170
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College), 5%, 10/01/2027	65,000	67,370
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College), 5%, 10/01/2037 (Prerefunded 10/01/2017)	1,860,000	1,938,157
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College), 5%, 10/01/2037	140,000	145,645
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College), 5%, 10/01/2027 (Prerefunded 10/01/2017)	840,000	875,297
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	1,735,000	2,332,135
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 11/15/2036	1,500,000	1,647,285
Massachusetts Health & Educational Facilities Authority Rev. (Lesley University), “A”, ASSD GTY, 5.25%, 7/01/2039 (Prerefunded 7/01/2019)	1,000,000	1,116,550
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “A”, 5%, 7/01/2038 (Prerefunded 7/01/2017)	750,000	773,528
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	1,000,000	1,352,190
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “A”, 5%, 10/01/2035	1,500,000	1,693,710
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 4.875%, 7/01/2027	250,000	275,733
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 7/01/2028	640,000	706,202
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 7/01/2029	300,000	330,474
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/2030	2,000,000	2,254,340
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	295,000	342,970
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	310,000	312,877

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	$110,000	$100,998
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	370,000	338,195
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/2031	75,000	53,782
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/2042	35,000	24,961
University of Massachusetts Building Authority Project Rev., “1”, 5%, 11/01/2039	3,000,000	3,572,580
University of Massachusetts Building Authority Project Rev., “1”, 5%, 11/01/2019	3,000,000	3,366,000
		$45,167,052
Utilities - Investor Owned - 0.5%
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	$1,000,000	$1,121,780

Utilities - Municipal Owned - 0.6%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030	$590,000	$660,847
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	200,000	234,006
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	235,000	273,667
Puerto Rico Electric Power Authority Rev., “VV”, 5.25%, 7/01/2029	160,000	173,987
		$1,342,507
Utilities - Other - 1.0%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	$805,000	$889,674
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	405,000	471,740
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	210,000	249,984
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	480,000	545,074
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	160,000	181,781
		$2,338,253
Water & Sewer Utility Revenue - 5.1%
Boston, MA, Water & Sewer Commission General Rev., “B”, 5%, 11/01/2035	$2,000,000	$2,447,800

42

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$90,000	$92,773
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	225,000	231,527
Dallas, TX, Waterworks & Sewer System Rev., “A”, 5%, 10/01/2036	645,000	796,575
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	305,000	333,996
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	1,280,000	1,726,067
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,758,640
Massachusetts Water Pollution Abatement Trust (MWRA Program), “A”, 5%, 8/01/2032	75,000	75,270
Massachusetts Water Resources Authority, General Rev., “B”, 5.25%, 8/01/2030	620,000	843,609
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 8/01/2029	595,000	808,784
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/2031	1,625,000	2,227,095
		$12,342,136
Total Municipal Bonds (Identified Cost, $212,776,680)		$235,612,456

Money Market Funds - 0.8%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.4% (v) (Identified Cost, $1,861,511)	1,861,503	$1,861,503
Total Investments (Identified Cost, $214,638,191)		$237,473,959

Other Assets, Less Liabilities - 1.5%		3,712,702
Net Assets - 100.0%		$241,186,661

Portfolio Footnotes:

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities for the MFS California Municipal Bond Fund was $320,186, representing 0.1% of net assets.
(p)	Primary inverse floater.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit

Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	LEVRRS	Leveraged Reverse Rate Security
AMBAC	AMBAC Indemnity Corp.	RIBS	Residual Interest Bonds
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

43

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 9/30/16 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Alabama Fund	Arkansas Fund	California Fund
Assets
Investments
Non-affiliated issuers, at identified cost	$54,276,165	$158,254,098	$300,540,854
Underlying affiliated funds, at identified cost	2,246,599	1,277,467	8,380,276
Total investments, at identified cost	$56,522,764	$159,531,565	$308,921,130
Unrealized appreciation (depreciation) on non-affiliated issuers	4,082,197	9,595,587	32,449,480
Unrealized appreciation (depreciation) on underlying affiliated funds	(3)	—	—
Total investments, at value	$60,604,958	$169,127,152	$341,370,610
Receivables for
Investments sold	291,956	492,459	—
Fund shares sold	64,308	136,223	639,548
Interest	654,455	2,182,363	4,283,395
Receivable from investment adviser	4,787	—	—
Other assets	67	142	231
Total assets	$61,620,531	$171,938,339	$346,293,784

Liabilities
Payables for
Distributions	$25,068	$40,976	$169,789
Investments purchased	605,765	1,138,180	1,340,324
Fund shares reacquired	59,038	186,554	389,124
Payable to affiliates
Investment adviser	—	4,322	8,669
Shareholder servicing costs	19,359	61,041	111,903
Distribution and service fees	627	2,917	4,097
Payable for independent Trustees’ compensation	2,348	2,242	7,790
Accrued expenses and other liabilities	14,473	26,385	32,877
Total liabilities	$726,678	$1,462,617	$2,064,573
Net assets	$60,893,853	$170,475,722	$344,229,211

Net assets consist of
Paid-in capital	$58,006,347	$165,238,034	$320,113,102
Unrealized appreciation (depreciation) on investments	4,082,194	9,595,587	32,449,480
Accumulated net realized gain (loss) on investments	(1,400,718)	(4,642,405)	(8,662,343)
Undistributed net investment income	206,030	284,506	328,972
Net assets	$60,893,853	$170,475,722	$344,229,211

44

Statements of Assets and Liabilities (unaudited) – continued

	Alabama Fund	Arkansas Fund	California Fund
Net assets
Class A	$57,782,345	$157,810,509	$270,002,996
Class B	554,322	6,472,533	3,279,828
Class C	—	—	37,951,834
Class I	2,557,186	6,192,680	32,994,553
Total net assets	$60,893,853	$170,475,722	$344,229,211

Shares of beneficial interest outstanding
Class A	5,498,734	15,617,300	43,449,215
Class B	52,740	639,947	527,653
Class C	—	—	6,086,346
Class I	255,270	617,295	3,261,293
Total shares of beneficial interest outstanding	5,806,744	16,874,542	53,324,507

Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$10.51	$10.10	$6.21
Offering price per share (100 / 95.75 × net asset value per share)	$10.98	$10.55	$6.49

Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$10.51	$10.11	$6.22

Class C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$—	$—	$6.24

Class I shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$10.02	$10.03	$10.12

On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

45

Statements of Assets and Liabilities (unaudited) – continued

At 9/30/16	Georgia Fund	Maryland Fund	Massachusetts Fund
Assets
Investments
Non-affiliated issuers, at identified cost	$60,958,509	$80,701,530	$212,776,680
Underlying affiliated funds, at identified cost	1,512,263	1,076,628	1,861,511
Total investments, at identified cost	$62,470,772	$81,778,158	$214,638,191
Unrealized appreciation (depreciation) on non-affiliated issuers	4,989,808	6,035,775	22,835,776
Unrealized appreciation (depreciation) on underlying affiliated funds	—	—	(8)
Total investments, at value	$67,460,580	$87,813,933	$237,473,959
Receivables for
Investments sold	—	656,800	1,210,975
Fund shares sold	121,384	113,702	586,111
Interest	794,004	1,070,841	2,932,852
Receivable from investment adviser	3,694	7,687	—
Receivable from distributor	—	—	9,101
Other assets	70	89	168
Total assets	$68,379,732	$89,663,052	$242,213,166

Liabilities
Payables for
Distributions	$19,142	$46,056	$103,775
Investments purchased	—	532,377	—
Fund shares reacquired	79,845	92,354	804,007
Payable to affiliates
Investment adviser	—	—	6,094
Shareholder servicing costs	19,368	26,021	76,515
Distribution and service fees	860	760	—
Payable for independent Trustees’ compensation	2,651	4,937	4,903
Accrued expenses and other liabilities	17,468	16,654	31,211
Total liabilities	$139,334	$719,159	$1,026,505
Net assets	$68,240,398	$88,943,893	$241,186,661

Net assets consist of
Paid-in capital	$64,900,700	$85,395,615	$222,645,307
Unrealized appreciation (depreciation) on investments	4,989,808	6,035,775	22,835,768
Accumulated net realized gain (loss) on investments	(1,712,846)	(2,907,452)	(5,444,432)
Undistributed net investment income	62,736	419,955	1,150,018
Net assets	$68,240,398	$88,943,893	$241,186,661

46

Statements of Assets and Liabilities (unaudited) – continued

	Georgia Fund	Maryland Fund	Massachusetts Fund
Net assets
Class A	$62,012,154	$85,334,176	$226,088,793
Class B	1,237,022	1,922,906	2,965,897
Class I	4,991,222	1,686,811	12,131,971
Total net assets	$68,240,398	$88,943,893	$241,186,661

Shares of beneficial interest outstanding
Class A	5,593,550	7,645,261	19,706,019
Class B	111,172	172,347	258,046
Class I	496,500	167,505	1,208,175
Total shares of beneficial interest outstanding	6,201,222	7,985,113	21,172,240

Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$11.09	$11.16	$11.47
Offering price per share (100 / 95.75 × net asset value per share)	$11.58	$11.66	$11.98

Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$11.13	$11.16	$11.49

Class I shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$10.05	$10.07	$10.04

On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See Notes to Financial Statements

47

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 9/30/16 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Alabama Fund	Arkansas Fund	California Fund
Net investment income
Interest	$1,320,784	$3,474,629	$7,194,754
Dividends from underlying affiliated funds	1,902	3,997	10,816
Total investment income	$1,322,686	$3,478,626	$7,205,570
Expenses
Management fee	$129,185	$381,125	$756,975
Distribution and service fees	72,163	231,657	541,413
Shareholder servicing costs	22,717	71,747	136,971
Administrative services fee	9,342	18,073	31,079
Independent Trustees’ compensation	2,082	3,548	7,213
Custodian fee	7,699	15,633	25,141
Shareholder communications	2,807	5,183	6,980
Audit and tax fees	25,759	25,781	25,803
Legal fees	1,738	1,512	4,054
Registration fees	14,814	16,746	22,112
Miscellaneous	7,728	9,648	11,648
Total expenses	$296,034	$780,653	$1,569,389
Fees paid indirectly	—	—	(5)
Reduction of expenses by investment adviser and distributor	(31,535)	(129,419)	(221,214)
Net expenses	$264,499	$651,234	$1,348,170
Net investment income	$1,058,187	$2,827,392	$5,857,400

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$(20,675)	$104,012	$733,773
Underlying affiliated funds	—	3	8
Futures contracts	—	—	(84,316)
Net realized gain (loss) on investments	$(20,675)	$104,015	$649,465
Change in unrealized appreciation (depreciation) on investments	$(9,766)	$150,200	$2,957,673
Net realized and unrealized gain (loss) on investments	$(30,441)	$254,215	$3,607,138
Change in net assets from operations	$1,027,746	$3,081,607	$9,464,538

See Notes to Financial Statements

48

Statements of Operations (unaudited) – continued

Six months ended 9/30/16	Georgia Fund	Maryland Fund	Massachusetts Fund
Net investment income
Interest	$1,370,015	$2,050,785	$6,143,949
Dividends from underlying affiliated funds	2,324	2,521	5,136
Total investment income	$1,372,339	$2,053,306	$6,149,085
Expenses
Management fee	$148,190	$196,115	$535,275
Distribution and service fees	83,746	114,857	299,964
Shareholder servicing costs	24,094	35,384	93,488
Administrative services fee	9,999	11,667	23,407
Independent Trustees’ compensation	2,105	2,370	6,958
Custodian fee	9,564	10,197	18,337
Shareholder communications	3,140	4,493	6,837
Audit and tax fees	25,759	25,765	25,792
Legal fees	319	3,107	1,023
Registration fees	14,865	15,315	15,656
Miscellaneous	8,436	8,431	10,139
Total expenses	$330,217	$427,701	$1,036,876
Fees paid indirectly	(4)	(1)	(1)
Reduction of expenses by investment adviser and distributor	(21,038)	(60,107)	(32,216)
Net expenses	$309,175	$367,593	$1,004,659
Net investment income	$1,063,164	$1,685,713	$5,144,426

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$2,214	$11,941	$349,135
Change in unrealized appreciation (depreciation) on investments	$241,373	$303,280	$(553,604)
Net realized and unrealized gain (loss) on investments	$243,587	$315,221	$(204,469)
Change in net assets from operations	$1,306,751	$2,000,934	$4,939,957

See Notes to Financial Statements

49

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 9/30/16 (unaudited)	Alabama Fund	Arkansas Fund	California Fund
Change in net assets

From operations
Net investment income	$1,058,187	$2,827,392	$5,857,400
Net realized gain (loss) on investments	(20,675)	104,015	649,465
Net unrealized gain (loss) on investments	(9,766)	150,200	2,957,673
Change in net assets from operations	$1,027,746	$3,081,607	$9,464,538

Distributions declared to shareholders
From net investment income	$(968,433)	$(2,591,324)	$(5,578,502)
Change in net assets from fund share transactions	$7,214,435	$3,011,268	$21,744,342
Total change in net assets	$7,273,748	$3,501,551	$25,630,378

Net assets
At beginning of period	53,620,105	166,974,171	318,598,833
At end of period	$60,893,853	$170,475,722	$344,229,211
Undistributed net investment income included in net assets at end of period	$206,030	$284,506	$328,972

Six months ended 9/30/16 (unaudited)	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets

From operations
Net investment income	$1,063,164	$1,685,713	$5,144,426
Net realized gain (loss) on investments	2,214	11,941	349,135
Net unrealized gain (loss) on investments	241,373	303,280	(553,604)
Change in net assets from operations	$1,306,751	$2,000,934	$4,939,957

Distributions declared to shareholders
From net investment income	$(978,345)	$(1,444,290)	$(4,025,164)
Change in net assets from fund share transactions	$5,500,875	$4,233,822	$10,463,526
Total change in net assets	$5,829,281	$4,790,466	$11,378,319

Net assets
At beginning of period	62,411,117	84,153,427	229,808,342
At end of period	$68,240,398	$88,943,893	$241,186,661
Undistributed net investment income included in net assets at end of period	$62,736	$419,955	$1,150,018

See Notes to Financial Statements

50

Statements of Changes in Net Assets – continued

Year ended 3/31/16	Alabama Fund	Arkansas Fund	California Fund
Change in net assets

From operations
Net investment income	$1,981,021	$5,669,519	$10,845,964
Net realized gain (loss) on investments	224,441	132,887	1,568,260
Net unrealized gain (loss) on investments	(273,374)	(352,618)	2,722,688
Change in net assets from operations	$1,932,088	$5,449,788	$15,136,912

Distributions declared to shareholders
From net investment income	$(1,892,286)	$(5,006,460)	$(10,375,975)
Change in net assets from fund share transactions	$(185,105)	$(9,811,632)	$23,914,502
Total change in net assets	$(145,303)	$(9,368,304)	$28,675,439

Net assets
At beginning of period	53,765,408	176,342,475	289,923,394
At end of period	$53,620,105	$166,974,171	$318,598,833
Undistributed net investment income included in net assets at end of period	$116,276	$48,438	$50,074

Year ended 3/31/16	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets

From operations
Net investment income	$1,978,971	$3,031,865	$8,231,268
Net realized gain (loss) on investments	11,112	(61,364)	1,215,646
Net unrealized gain (loss) on investments	(60,425)	(436,553)	(1,174,230)
Change in net assets from operations	$1,929,658	$2,533,948	$8,272,684

Distributions declared to shareholders
From net investment income	$(1,927,934)	$(2,895,526)	$(7,786,435)
Change in net assets from fund share transactions	$1,558,897	$(4,247,372)	$(3,548,497)
Total change in net assets	$1,560,621	$(4,608,950)	$(3,062,248)

Net assets
At beginning of period	60,850,496	88,762,377	232,870,590
At end of period	$62,411,117	$84,153,427	$229,808,342
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(22,083)	$178,532	$30,756

See Notes to Financial Statements

51

Financial Statements

FINANCIAL HIGHLIGHTS

MFS ALABAMA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
			2016	2015	2014	2013	2012
Class A
Net asset value, beginning of period	$10.49		$10.48	$10.11	$10.70	$10.50	$9.72

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.39	$0.38	$0.40	$0.40	$0.41
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	(0.01)	0.36	(0.60)	0.19	0.77
Total from investment operations	$0.20		$0.38	$0.74	$(0.20)	$0.59	$1.18

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.37)	$(0.37)	$(0.39)	$(0.39)	$(0.40)
Net asset value, end of period (x)	$10.51		$10.49	$10.48	$10.11	$10.70	$10.50
Total return (%) (r)(s)(t)(x)	1.90	(n)	3.75	7.37	(1.83)	5.63	12.30

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.06	1.09	1.05	0.96	0.99
Expenses after expense reductions (f)	0.92	(a)	0.93	0.93	0.93	0.93	0.93
Net investment income	3.68	(a)	3.76	3.69	3.94	3.74	4.01
Portfolio turnover	6	(n)	16	22	15	10	21
Net assets at end of period (000 omitted)	$57,782		$52,956	$53,140	$53,245	$70,432	$69,887

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
			2016	2015	2014	2013	2012
Class B
Net asset value, beginning of period	$10.49		$10.48	$10.11	$10.70	$10.50	$9.72

Income (loss) from investment operations
Net investment income (d)	$0.15		$0.31	$0.30	$0.32	$0.32	$0.33
Net realized and unrealized gain (loss) on investments	0.01		(0.01)	0.36	(0.60)	0.19	0.77
Total from investment operations	$0.16		$0.30	$0.66	$(0.28)	$0.51	$1.10

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.29)	$(0.29)	$(0.31)	$(0.31)	$(0.32)
Net asset value, end of period (x)	$10.51		$10.49	$10.48	$10.11	$10.70	$10.50
Total return (%) (r)(s)(t)(x)	1.52	(n)	2.97	6.57	(2.56)	4.85	11.47

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	(a)	1.81	1.84	1.80	1.71	1.74
Expenses after expense reductions (f)	1.67	(a)	1.68	1.68	1.68	1.68	1.68
Net investment income	2.91	(a)	2.99	2.92	3.18	2.99	3.28
Portfolio turnover	6	(n)	16	22	15	10	21
Net assets at end of period (000 omitted)	$554		$614	$626	$664	$1,133	$1,826

See Notes to Financial Statements

52

Financial Highlights – continued

MFS ALABAMA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/16 (i) (unaudited)

Class I
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.21
Net realized and unrealized gain (loss) on investments	(0.01)
Total from investment operations	$0.20

Less distributions declared to shareholders
From net investment income	$(0.18)
Net asset value, end of period (x)	$10.02
Total return (%) (r)(s)(x)	2.04	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)
Expenses after expense reductions (f)	0.67	(a)
Net investment income	4.07	(a)
Portfolio turnover	6	(n)
Net assets at end of period (000 omitted)	$2,557
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, April 1, 2016, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

53

Financial Highlights – continued

MFS ARKANSAS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
			2016	2015	2014	2013	2012
Class A
Net asset value, beginning of period	$10.07		$10.04	$9.66	$10.23	$10.17	$9.49

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.34	$0.32	$0.34	$0.37	$0.38
Net realized and unrealized gain (loss) on investments	0.02		(0.01)	0.37	(0.58)	0.05	0.68
Total from investment operations	$0.19		$0.33	$0.69	$(0.24)	$0.42	$1.06

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.30)	$(0.31)	$(0.33)	$(0.36)	$(0.38)
Net asset value, end of period (x)	$10.10		$10.07	$10.04	$9.66	$10.23	$10.17
Total return (%) (r)(s)(t)(x)	1.86	(n)	3.36	7.21	(2.32)	4.10	11.34

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.90	0.90	0.89	0.86	0.87
Expenses after expense reductions (f)	0.74	(a)	0.74	0.74	0.74	0.71	0.72
Net investment income	3.35	(a)	3.41	3.25	3.48	3.59	3.86
Portfolio turnover	7	(n)	11	20	19	16	12
Net assets at end of period (000 omitted)	$157,811		$160,133	$169,354	$172,590	$232,510	$213,736

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
			2016	2015	2014	2013	2012
Class B
Net asset value, beginning of period	$10.08		$10.05	$9.67	$10.24	$10.18	$9.50

Income (loss) from investment operations
Net investment income (d)	$0.13		$0.26	$0.25	$0.26	$0.29	$0.31
Net realized and unrealized gain (loss) on investments	0.02		(0.01)	0.36	(0.58)	0.04	0.67
Total from investment operations	$0.15		$0.25	$0.61	$(0.32)	$0.33	$0.98

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.22)	$(0.23)	$(0.25)	$(0.27)	$(0.30)
Net asset value, end of period (x)	$10.11		$10.08	$10.05	$9.67	$10.24	$10.18
Total return (%) (r)(s)(t)(x)	1.47	(n)	2.58	6.40	(3.06)	3.29	10.47

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.65	1.65	1.64	1.61	1.62
Expenses after expense reductions (f)	1.50	(a)	1.51	1.50	1.51	1.50	1.49
Net investment income	2.60	(a)	2.65	2.49	2.71	2.80	3.08
Portfolio turnover	7	(n)	11	20	19	16	12
Net assets at end of period (000 omitted)	$6,473		$6,791	$6,989	$7,234	$9,435	$8,749

See Notes to Financial Statements

54

Financial Highlights – continued

MFS ARKANSAS MUNICIPAL BOND FUND – continued

	Six months ended 9/30/16 (i) (unaudited)

Class I
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.18
Net realized and unrealized gain (loss) on investments	0.01
Total from investment operations	$0.19

Less distributions declared to shareholders
From net investment income	$(0.16)
Net asset value, end of period (x)	$10.03
Total return (%) (r)(s)(x)	1.91	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	(a)
Expenses after expense reductions (f)	0.64	(a)
Net investment income	3.59	(a)
Portfolio turnover	7	(n)
Net assets at end of period (000 omitted)	$6,193
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, April 1, 2016, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

55

Financial Highlights – continued

MFS CALIFORNIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
			2016	2015	2014	2013	2012
Class A
Net asset value, beginning of period	$6.14		$6.05	$5.74	$6.05	$5.84	$5.23

Income (loss) from investment operations
Net investment income (d)	$0.11		$0.23	$0.23	$0.24	$0.23	$0.24
Net realized and unrealized gain (loss) on investments	0.07		0.08	0.30	(0.32)	0.21	0.61
Total from investment operations	$0.18		$0.31	$0.53	$(0.08)	$0.44	$0.85

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.22)	$(0.22)	$(0.23)	$(0.23)	$(0.24)
Net asset value, end of period (x)	$6.21		$6.14	$6.05	$5.74	$6.05	$5.84
Total return (%) (r)(s)(t)(x)	2.88	(n)	5.23	9.38	(1.20)	7.59	16.48

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.88	0.87	0.87	0.85	0.86
Expenses after expense reductions (f)	0.70	(a)	0.72	0.72	0.72	0.70	0.71
Net investment income	3.57	(a)	3.78	3.82	4.17	3.90	4.26
Portfolio turnover	4	(n)	18	24	26	20	35
Net assets at end of period (000 omitted)	$270,003		$281,670	$255,482	$232,451	$288,367	$277,271

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
			2016	2015	2014	2013	2012
Class B
Net asset value, beginning of period	$6.14		$6.05	$5.74	$6.05	$5.84	$5.23

Income (loss) from investment operations
Net investment income (d)	$0.09		$0.18	$0.18	$0.19	$0.19	$0.20
Net realized and unrealized gain (loss) on investments	0.07		0.08	0.31	(0.31)	0.20	0.60
Total from investment operations	$0.16		$0.26	$0.49	$(0.12)	$0.39	$0.80

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.17)	$(0.18)	$(0.19)	$(0.18)	$(0.19)
Net asset value, end of period (x)	$6.22		$6.14	$6.05	$5.74	$6.05	$5.84
Total return (%) (r)(s)(t)(x)	2.65	(n)	4.43	8.55	(1.96)	6.75	15.60

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.63	1.62	1.62	1.60	1.61
Expenses after expense reductions (f)	1.46	(a)	1.49	1.48	1.49	1.48	1.47
Net investment income	2.81	(a)	3.03	3.07	3.40	3.12	3.51
Portfolio turnover	4	(n)	18	24	26	20	35
Net assets at end of period (000 omitted)	$3,280		$3,131	$3,535	$3,976	$5,176	$5,640

See Notes to Financial Statements

56

Financial Highlights – continued

MFS CALIFORNIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
			2016	2015	2014	2013	2012
Class C
Net asset value, beginning of period	$6.16		$6.07	$5.76	$6.07	$5.86	$5.25

Income (loss) from investment operations
Net investment income (d)	$0.08		$0.17	$0.17	$0.19	$0.18	$0.19
Net realized and unrealized gain (loss) on investments	0.08		0.08	0.31	(0.32)	0.20	0.61
Total from investment operations	$0.16		$0.25	$0.48	$(0.13)	$0.38	$0.80

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.16)	$(0.17)	$(0.18)	$(0.17)	$(0.19)
Net asset value, end of period (x)	$6.24		$6.16	$6.07	$5.76	$6.07	$5.86
Total return (%) (r)(s)(t)(x)	2.58	(n)	4.27	8.37	(2.08)	6.60	15.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.63	1.62	1.62	1.60	1.61
Expenses after expense reductions (f)	1.60	(a)	1.62	1.62	1.62	1.60	1.61
Net investment income	2.67	(a)	2.87	2.91	3.26	2.99	3.34
Portfolio turnover	4	(n)	18	24	26	20	35
Net assets at end of period (000 omitted)	$37,952		$33,748	$30,907	$28,672	$35,120	$33,626

	Six months ended 9/30/16 (i) (unaudited)

Class I
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.19
Net realized and unrealized gain (loss) on investments	0.10
Total from investment operations	$0.29

Less distributions declared to shareholders
From net investment income	$(0.17)
Net asset value, end of period (x)	$10.12
Total return (%) (r)(s)(x)	2.87	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61	(a)
Expenses after expense reductions (f)	0.60	(a)
Net investment income	3.67	(a)
Portfolio turnover	4	(n)
Net assets at end of period (000 omitted)	$32,995
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, April 1, 2016, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

57

Financial Highlights – continued

MFS GEORGIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
			2016	2015	2014	2013	2012
Class A
Net asset value, beginning of period	$11.02		$11.02	$10.58	$11.18	$10.96	$10.08

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.36	$0.37	$0.38	$0.38	$0.41
Net realized and unrealized gain (loss) on investments	0.06		(0.01)	0.42	(0.62)	0.21	0.88
Total from investment operations	$0.24		$0.35	$0.79	$(0.24)	$0.59	$1.29

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.35)	$(0.35)	$(0.36)	$(0.37)	$(0.41)
Net asset value, end of period (x)	$11.09		$11.02	$11.02	$10.58	$11.18	$10.96
Total return (%) (r)(s)(t)(x)	2.15	(n)	3.28	7.53	(2.09)	5.38	12.98

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.03	1.04	1.01	0.96	1.02
Expenses after expense reductions (f)	0.93	(a)	0.95	0.95	0.95	0.95	0.95
Net investment income	3.23	(a)	3.32	3.37	3.54	3.41	3.89
Portfolio turnover	4	(n)	11	16	15	14	19
Net assets at end of period (000 omitted)	$62,012		$61,065	$59,289	$59,068	$80,336	$69,093

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
			2016	2015	2014	2013	2012
Class B
Net asset value, beginning of period	$11.06		$11.06	$10.62	$11.22	$11.00	$10.12

Income (loss) from investment operations
Net investment income (d)	$0.14		$0.28	$0.29	$0.29	$0.30	$0.33
Net realized and unrealized gain (loss) on investments	0.05		(0.01)	0.42	(0.61)	0.20	0.88
Total from investment operations	$0.19		$0.27	$0.71	$(0.32)	$0.50	$1.21

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.27)	$(0.27)	$(0.28)	$(0.28)	$(0.33)
Net asset value, end of period (x)	$11.13		$11.06	$11.06	$10.62	$11.22	$11.00
Total return (%) (r)(s)(t)(x)	1.76	(n)	2.50	6.70	(2.81)	4.57	12.09

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.78	1.78	1.76	1.70	1.78
Expenses after expense reductions (f)	1.68	(a)	1.70	1.70	1.70	1.70	1.70
Net investment income	2.49	(a)	2.56	2.61	2.76	2.64	3.14
Portfolio turnover	4	(n)	11	16	15	14	19
Net assets at end of period (000 omitted)	$1,237		$1,296	$1,561	$1,702	$2,382	$1,952

See Notes to Financial Statements

58

Financial Highlights – continued

MFS GEORGIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/16 (i) (unaudited)

Class I
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.17
Net realized and unrealized gain (loss) on investments	0.05
Total from investment operations	$0.22

Less distributions declared to shareholders
From net investment income	$(0.17)
Net asset value, end of period (x)	$10.05
Total return (%) (r)(s)(x)	2.16	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)
Expenses after expense reductions (f)	0.67	(a)
Net investment income	3.43	(a)
Portfolio turnover	4	(n)
Net assets at end of period (000 omitted)	$4,991
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, April 1, 2016, through the stated period end.
(r)	Certain expenses have been reduced without which performance would have been lower.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

59

Financial Highlights – continued

MFS MARYLAND MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
			2016	2015	2014	2013	2012
Class A
Net asset value, beginning of period	$11.09		$11.13	$10.76	$11.47	$11.34	$10.45

Income (loss) from investment operations
Net investment income (d)	$0.22		$0.39	$0.38	$0.42	$0.46	$0.46
Net realized and unrealized gain (loss) on investments	0.04		(0.05)	0.36	(0.73)	0.09	0.88
Total from investment operations	$0.26		$0.34	$0.74	$(0.31)	$0.55	$1.34

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.38)	$(0.37)	$(0.40)	$(0.42)	$(0.45)
Net asset value, end of period (x)	$11.16		$11.09	$11.13	$10.76	$11.47	$11.34
Total return (%) (r)(s)(t)(x)	2.32	(n)	3.09	6.99	(2.66)	4.86	13.01

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	0.98	0.97	0.96	0.92	0.94
Expenses after expense reductions (f)	0.83	(a)	0.87	0.95	0.95	0.92	0.94
Net investment income	3.87	(a)	3.57	3.46	3.85	4.00	4.16
Portfolio turnover	8	(n)	10	18	21	23	13
Net assets at end of period (000 omitted)	$85,334		$82,145	$86,455	$90,417	$110,729	$107,738

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
			2016	2015	2014	2013	2012
Class B
Net asset value, beginning of period	$11.08		$11.12	$10.75	$11.47	$11.33	$10.45

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.31	$0.30	$0.34	$0.37	$0.38
Net realized and unrealized gain (loss) on investments	0.05		(0.06)	0.36	(0.74)	0.10	0.86
Total from investment operations	$0.22		$0.25	$0.66	$(0.40)	$0.47	$1.24

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.29)	$(0.29)	$(0.32)	$(0.33)	$(0.36)
Net asset value, end of period (x)	$11.16		$11.08	$11.12	$10.75	$11.47	$11.33
Total return (%) (r)(s)(t)(x)	2.03	(n)	2.32	6.19	(3.47)	4.17	12.07

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.73	1.72	1.71	1.67	1.70
Expenses after expense reductions (f)	1.58	(a)	1.62	1.70	1.70	1.67	1.69
Net investment income	3.11	(a)	2.82	2.70	3.10	3.25	3.42
Portfolio turnover	8	(n)	10	18	21	23	13
Net assets at end of period (000 omitted)	$1,923		$1,958	$2,308	$2,198	$3,507	$3,406

See Notes to Financial Statements

60

Financial Highlights – continued

MFS MARYLAND MUNICIPAL BOND FUND – continued

	Six months ended 9/30/16 (i) (unaudited)

Class I
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.22
Net realized and unrealized gain (loss) on investments	0.03
Total from investment operations	$0.25

Less distributions declared to shareholders
From net investment income	$(0.18)
Net asset value, end of period (x)	$10.07
Total return (%) (r)(s)(x)	2.55	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)
Expenses after expense reductions (f)	0.58	(a)
Net investment income	4.32	(a)
Portfolio turnover	8	(n)
Net assets at end of period (000 omitted)	$1,687
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, April 1, 2016, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

61

Financial Highlights – continued

MFS MASSACHUSETTS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
			2016	2015	2014	2013	2012
Class A
Net asset value, beginning of period	$11.43		$11.40	$10.92	$11.66	$11.44	$10.42

Income (loss) from investment operations
Net investment income (d)	$0.25		$0.41	$0.40	$0.42	$0.43	$0.45
Net realized and unrealized gain (loss) on investments	(0.01)		0.01	0.47	(0.76)	0.19	1.01
Total from investment operations	$0.24		$0.42	$0.87	$(0.34)	$0.62	$1.46

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.39)	$(0.39)	$(0.40)	$(0.40)	$(0.44)
Net asset value, end of period (x)	$11.47		$11.43	$11.40	$10.92	$11.66	$11.44
Total return (%) (r)(s)(t)(x)	2.06	(n)	3.78	8.02	(2.85)	5.48	14.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.88	0.86	0.87	0.85	0.85
Expenses after expense reductions (f)	0.84	(a)	0.85	0.84	0.85	0.85	0.85
Net investment income	4.31	(a)	3.66	3.58	3.80	3.64	4.04
Portfolio turnover	5	(n)	15	13	23	15	26
Net assets at end of period (000 omitted)	$226,089		$226,552	$229,134	$232,263	$296,895	$289,090

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
			2016	2015	2014	2013	2012
Class B
Net asset value, beginning of period	$11.45		$11.42	$10.94	$11.68	$11.46	$10.44

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.33	$0.32	$0.33	$0.34	$0.36
Net realized and unrealized gain (loss) on investments	(0.01)		0.00 (w)	0.46	(0.75)	0.20	1.02
Total from investment operations	$0.19		$0.33	$0.78	$(0.42)	$0.54	$1.38

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.30)	$(0.30)	$(0.32)	$(0.32)	$(0.36)
Net asset value, end of period (x)	$11.49		$11.45	$11.42	$10.94	$11.68	$11.46
Total return (%) (r)(s)(t)(x)	1.67	(n)	2.98	7.18	(3.59)	4.69	13.33

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.63	1.61	1.62	1.60	1.60
Expenses after expense reductions (f)	1.61	(a)	1.62	1.60	1.62	1.60	1.60
Net investment income	3.54	(a)	2.88	2.81	3.02	2.88	3.29
Portfolio turnover	5	(n)	15	13	23	15	26
Net assets at end of period (000 omitted)	$2,966		$3,206	$3,737	$3,810	$5,095	$5,443
See Notes to Financial Statements

62

Financial Highlights – continued

MFS MASSACHUSETTS MUNICIPAL BOND FUND – continued

	Six months ended 9/30/16 (i) (unaudited)

Class I
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.24
Net realized and unrealized gain (loss) on investments	(0.01)
Total from investment operations	$0.23

Less distributions declared to shareholders
From net investment income	$(0.19)
Net asset value, end of period (x)	$10.04
Total return (%) (r)(s)(x)	2.27	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61	(a)
Expenses after expense reductions (f)	0.61	(a)
Net investment income	4.67	(a)
Portfolio turnover	5	(n)
Net assets at end of period (000 omitted)	$12,132
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, April 1, 2016, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

63

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a diversified series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region or state where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the funds could be taxable to shareholders.

Balance Sheet Offsetting – Each fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty. Each fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

64

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
Alabama Fund
Investments at Value
Municipal Bonds	$—	$58,358,362	$—	$58,358,362
Mutual Funds	2,246,596	—	—	2,246,596
Total Investments	$2,246,596	$58,358,362	$—	$60,604,958

Arkansas Fund
Investments at Value
Municipal Bonds	$—	$167,849,685	$—	$167,849,685
Mutual Funds	1,277,467	—	—	1,277,467
Total Investments	$1,277,467	$167,849,685	$—	$169,127,152

California Fund
Investments at Value
Municipal Bonds	$—	$332,990,334	$—	$332,990,334
Mutual Funds	8,380,276	—	—	8,380,276
Total Investments	$8,380,276	$332,990,334	$—	$341,370,610

Georgia Fund
Investments at Value
Municipal Bonds	$—	$65,948,317	$—	$65,948,317
Mutual Funds	1,512,263	—	—	1,512,263
Total Investments	$1,512,263	$65,948,317	$—	$67,460,580

Maryland Fund
Investments at Value
Municipal Bonds	$—	$86,737,309	$—	86,737,309
Mutual Funds	1,076,624	—	—	1,076,624
Total Investments	$1,076,624	$86,737,309	$—	$87,813,933

Massachusetts Fund
Investments at Value
Municipal Bonds	$—	$235,612,456	$—	$235,612,456
Mutual Funds	1,861,503	—	—	1,861,503
Total Investments	$1,861,503	$235,612,456	$—	$237,473,959

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The California Fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

65

Notes to Financial Statements (unaudited) – continued

The derivative instruments used by the California Fund were futures contracts.

At September 30, 2016, the funds did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by this fund for the six months ended September 30, 2016 as reported in the Statements of Operations:

Fund	Risk	Futures Contracts
California Fund	Interest Rate	$(84,316)

There is no change in unrealized appreciation (depreciation) on derivative transactions at period end.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, this fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of each fund’s credit risk to such counterparty equal to any amounts payable by each fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover each fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statements of Operations.

Futures Contracts – The California Fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, these funds are required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by these funds each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

66

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – Each fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by each fund. The amount of the credit, for the six months ended September 30, 2016, is shown as a reduction of total expenses in the Statements of Operations. For the six months ended September 30, 2016, custody fees were not reduced for the Alabama Fund and the Arkansas Fund.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, as applicable to each fund.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 3/31/16	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Ordinary income (including any short-term capital gains)	$82,966	$—	$403	$—	$—	$—
Tax-exempt income	1,809,320	5,006,460	10,375,572	1,927,934	2,895,526	7,786,435
Total distributions	$1,892,286	$5,006,460	$10,375,975	$1,927,934	$2,895,526	$7,786,435

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/16	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Cost of investments	$56,198,278	$157,859,815	$307,289,631	$62,039,602	$81,149,923	$212,344,399
Gross appreciation	4,456,726	12,104,010	34,152,752	5,482,819	6,772,171	25,211,573
Gross depreciation	(50,046)	(836,673)	(71,773)	(61,841)	(108,161)	(82,013)
Net unrealized appreciation (depreciation)	$4,406,680	$11,267,337	$34,080,979	$5,420,978	$6,664,010	$25,129,560

As of 3/31/16
Undistributed ordinary income	74,666	—	97,392	596	—	6,322
Undistributed tax-exempt income	198,610	471,664	848,301	141,148	424,767	692,808
Capital loss carryforwards	(1,668,356)	(6,408,845)	(10,695,908)	(2,062,731)	(3,505,088)	(7,416,272)
Other temporary differences	(157,000)	(423,226)	(895,619)	(163,827)	(246,235)	(668,374)
Net unrealized appreciation (depreciation)	4,380,273	11,107,812	30,875,907	5,096,106	6,318,190	25,012,077

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after March 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2016, each fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
3/31/17	$—	$—	$(1,063,041)	$—	$—	$—
3/31/18	—	—	—	(153,718)	—	—
3/31/19	(674,377)	(197,659)	(2,804,636)	(266,409)	(579,646)	(488,562)
Total	$(674,377)	$(197,659)	$(3,867,677)	$(420,127)	$(579,646)	$(488,562)

Post-enactment losses which are characterized as follows:
Short-Term	$(399,948)	$(1,912,113)	$(3,489,582)	$(1,008,777)	$(1,489,137)	$(4,049,454)
Long-Term	(594,031)	(4,299,073)	(3,338,649)	(633,827)	(1,436,305)	(2,878,256)
Total	$(993,979)	$(6,211,186)	$(6,828,231)	$(1,642,604)	$(2,925,442)	$(6,927,710)

67

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

Distributions declared to shareholders:

From net investment income

	Alabama Fund		Arkansas Fund		California Fund
	Six months ended 9/30/16	Year ended 3/31/16	Six months ended 9/30/16	Year ended 3/31/16	Six months ended 9/30/16	Year ended 3/31/16
Class A	$935,538	$1,873,436	$2,446,852	$4,853,954	$4,698,998	$9,449,143
Class B	7,930	18,850	77,796	152,506	41,387	87,437
Class C	—	—	—	—	455,585	839,395
Class I	24,965	—	66,676	—	382,532	—
Total	$968,433	$1,892,286	$2,591,324	$5,006,460	$5,578,502	$10,375,975

	Georgia Fund		Maryland Fund		Massachusetts Fund
	Six months ended 9/30/16	Year ended 3/31/16	Six months ended 9/30/16	Year ended 3/31/16	Six months ended 9/30/16	Year ended 3/31/16
Class A	$922,982	$1,893,528	$1,400,174	$2,839,247	$3,853,318	$7,696,545
Class B	14,293	34,406	24,983	56,279	40,983	89,890
Class I	41,070	—	19,133	—	130,863	—
Total	$978,345	$1,927,934	$1,444,290	$2,895,526	$4,025,164	$7,786,435

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. For the six months ended September 30, 2016, these management fee reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$1,910	$5,645	$11,211	$2,191	$2,905	$7,928

The management fee incurred for the six months ended September 30, 2016 was equivalent to an annual effective rate of 0.44% of each fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:

	Alabama Fund	Georgia Fund	Maryland Fund
Class A	0.93%	0.95%	0.83%
Class B	1.68%	1.70%	1.58%
Class I	0.68%	0.70%	0.58%

For the Alabama Fund and the Georgia Fund, these written agreements terminated on July 31, 2016. For the period April 1, 2016 through July 31, 2016, these reductions amounted to $17,587 for the Alabama Fund and $8,806 for the Georgia Fund and are included in the reduction of total expenses in the Statements of Operations.

Effective August 1, 2016, for the Alabama Fund and the Georgia Fund, the investment adviser has agreed in writing to pay a portion of each fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed 0.90% of each fund’s average daily net assets annually for Class A shares, 1.65% of each fund’s average daily net assets annually for Class B shares, and 0.65% of each fund’s average daily net assets annually for Class I shares. This written agreement will continue until modified by the fund’s Board of

68

Notes to Financial Statements (unaudited) – continued

Trustees, but such agreement will continue at least until July 31, 2017. For the period August 1, 2016 through September 30, 2016, these reductions amounted to $11,538 for the Alabama Fund and $9,932 for the Georgia Fund and are included in the reduction of total expenses in the Statements of Operations.

For the Maryland Fund, this written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2017. For the six months ended September 30, 2016, this reduction amounted to $55,852 for the Maryland Fund and is included in the reduction of total expenses in the Statements of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following for the six months ended September 30, 2016, as its portion of the initial sales charge on sales of Class A shares of each fund:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$5,836	$7,318	$15,001	$6,656	$5,519	$7,665

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	—	0.25%	0.25%	0.25%	$69,156
Arkansas Fund	—	0.25%	0.25%	0.10%	198,214
California Fund	—	0.25%	0.25%	0.10%	344,188
Georgia Fund	—	0.25%	0.25%	0.25%	77,357
Maryland Fund	—	0.25%	0.25%	0.25%	105,166
Massachusetts Fund	—	0.25%	0.25%	0.23%	284,332

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	0.75%	0.25%	1.00%	1.00%	$3,007
Arkansas Fund	0.75%	0.25%	1.00%	0.86%	33,443
California Fund	0.75%	0.25%	1.00%	0.86%	15,614
Georgia Fund	0.75%	0.25%	1.00%	1.00%	6,389
Maryland Fund	0.75%	0.25%	1.00%	1.00%	9,691
Massachusetts Fund	0.75%	0.25%	1.00%	1.00%	15,632

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
California Fund	0.75%	0.25%	1.00%	1.00%	$181,611

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Total Distribution and Service Fees	$72,163	$231,657	$541,413	$83,746	$114,857	$299,964

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended September 30, 2016, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$500	$135	$1,317	$108	$1,350	$24,285
Class B	—	—	12	1	—	3
Class C	N/A	N/A	1	N/A	N/A	N/A

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Notes to Financial Statements (unaudited) – continued

Arkansas Fund: MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2017. This reduction amounted to $118,930 and is included in the reduction of total expenses in the Statements of Operations. The service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.10% under a written agreement that will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2017. This reduction amounted to $4,709 and is included in the reduction of total expenses in the Statements of Operations.

California Fund: MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2017. This reduction amounted to $206,515 and is included in the reduction of total expenses in the Statements of Operations. The service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.10% under a written agreement that will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2017. This reduction amounted to $2,158 and is included in the reduction of total expenses in the Statements of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2016, were as follows:

CDSC imposed	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$—	$—	$324	$—	$—	$—
Class B	3,302	2,190	1,511	1,765	1,110	300
Class C	N/A	N/A	1,101	N/A	N/A	N/A

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended September 30, 2016, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Expenses paid	$1,870	$4,101	$11,659	$2,262	$6,870	$11,749
Percentage of average daily net assets	0.0065%	0.0048%	0.0069%	0.0069%	0.0157%	0.0099%

MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended September 30, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$20,847	$67,646	$125,312	$21,832	$28,514	$81,739

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2016 was equivalent to an annual effective rate of each fund’s average daily net assets as follows:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Percentage of average daily net assets	0.0325%	0.0213%	0.0184%	0.0303%	0.0267%	0.0196%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of each fund. These amounts are included in “Independent Trustees’ compensation” in the Statements of Operations for the six months ended September 30, 2016 and were as follows:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$115	$134	$408	$123	$342	$350

70

Notes to Financial Statements (unaudited) – continued

The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to the following at September 30, 2016, and are included in “Payable for independent Trustees’ compensation” in the Statements of Assets and Liabilities:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$2,335	$2,230	$7,775	$2,640	$4,924	$4,891

Other – These funds and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended September 30, 2016, the fee paid by each fund under this agreement amounted to the following and are included in “Miscellaneous” expense in the Statements of Operations:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$54	$163	$324	$63	$84	$229

MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statements of Operations. This money market fund does not pay a management fee to MFS.

On March 31, 2016, MFS purchased the following fund shares as an initial investment in the class:

Fund	Class	Shares	Amount
Alabama Fund	Class I	5,000	$50,000
Arkansas Fund	Class I	5,000	50,000
California Fund	Class I	5,000	50,000
Georgia Fund	Class I	5,000	50,000
Maryland Fund	Class I	5,000	50,000
Massachusetts Fund	Class I	5,000	50,000

On June 29, 2016, MFS redeemed the following fund shares:

Fund	Class	Shares	Amount
Alabama Fund	Class I	5,030	$51,055
Arkansas Fund	Class I	5,024	50,992
California Fund	Class I	5,022	51,321
Georgia Fund	Class I	5,027	51,074
Maryland Fund	Class I	5,031	51,066
Massachusetts Fund	Class I	5,031	51,112

(4)	Portfolio Securities

For the six months ended September 30, 2016, purchases and sales of investments, other than short-term obligations, were as follows:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Purchases	$8,928,515	$14,778,279	$34,194,134	$7,234,314	$10,337,699	$21,002,435
Sales	$3,488,147	$11,077,212	$13,410,802	$2,332,855	$6,932,857	$12,200,827

71

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Alabama Fund				Arkansas Fund
	Six months ended 9/30/16		Year ended 3/31/16		Six months ended 9/30/16		Year ended 3/31/16
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	723,322	$7,640,500	387,857	$4,035,183	1,098,787	$11,144,114	1,084,012	$10,817,755
Class B	5,497	58,069	6,791	70,382	10,049	101,969	23,027	230,431
Class I (b)	264,140	2,660,260	5,000	50,000	650,897	6,550,937	5,000	50,000
	992,959	$10,358,829	399,648	$4,155,565	1,759,733	$17,797,020	1,112,039	$11,098,186

Shares issued to shareholders in reinvestment of distributions
Class A	75,445	$797,425	152,201	$1,581,715	220,561	$2,238,000	440,288	$4,390,852
Class B	653	6,902	1,725	17,938	7,478	75,954	14,911	148,861
Class I (b)	1,172	11,804	—	—	3,581	36,111	—	—
	77,270	$816,131	153,926	$1,599,653	231,620	$2,350,065	455,199	$4,539,713

Shares reacquired
Class A	(348,566)	$(3,682,812)	(562,518)	$(5,839,110)	(1,596,517)	$(16,193,965)	(2,498,419)	$(24,850,879)
Class B	(11,912)	(126,022)	(9,713)	(101,213)	(50,988)	(516,727)	(59,981)	(598,652)
Class I (b)	(15,042)	(151,691)	—	—	(42,183)	(425,125)	—	—
	(375,520)	$(3,960,525)	(572,231)	$(5,940,323)	(1,689,688)	$(17,135,817)	(2,558,400)	$(25,449,531)

Net change
Class A	450,201	$4,755,113	(22,460)	$(222,212)	(277,169)	$(2,811,851)	(974,119)	$(9,642,272)
Class B	(5,762)	(61,051)	(1,197)	(12,893)	(33,461)	(338,804)	(22,043)	(219,360)
Class I (b)	250,270	2,520,373	5,000	50,000	612,295	6,161,923	5,000	50,000
	694,709	$7,214,435	(18,657)	$(185,105)	301,665	$3,011,268	(991,162)	$(9,811,632)

	California Fund				Georgia Fund
	Six months ended 9/30/16		Year ended 3/31/16		Six months ended 9/30/16		Year ended 3/31/16
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	4,520,952	$28,094,453	7,634,664	$46,051,331	625,314	$6,958,674	681,328	$7,449,002
Class B	56,815	354,976	79,112	477,772	4,491	50,225	5,501	60,195
Class C	761,225	4,757,783	858,706	5,216,358	—	—	—	—
Class I (b)	3,445,431	34,828,001	5,000	50,000	527,796	5,320,294	5,000	50,000
	8,784,423	$68,035,213	8,577,482	$51,795,461	1,157,601	$12,329,193	691,829	$7,559,197

Shares issued to shareholders in reinvestment of distributions
Class A	644,420	$4,014,633	1,291,376	$7,773,193	73,710	$819,997	150,135	$1,638,837
Class B	6,051	37,704	13,064	78,602	1,147	12,803	2,963	32,450
Class C	60,406	377,688	112,851	681,514	—	—	—	—
Class I (b)	12,498	127,158	—	—	2,432	24,557	—	—
	723,375	$4,557,183	1,417,291	$8,533,309	77,289	$857,357	153,098	$1,671,287

Shares reacquired
Class A	(7,595,473)	$(47,182,981)	(5,305,663)	$(31,854,262)	(644,679)	$(7,164,338)	(671,438)	$(7,316,059)
Class B	(44,991)	(278,959)	(167,019)	(1,001,282)	(11,605)	(129,668)	(32,454)	(355,528)
Class C	(213,459)	(1,335,260)	(588,065)	(3,558,724)	—	—	—	—
Class I (b)	(201,636)	(2,050,854)	—	—	(38,728)	(391,669)	—	—
	(8,055,559)	$(50,848,054)	(6,060,747)	$(36,414,268)	(695,012)	$(7,685,675)	(703,892)	$(7,671,587)

72

Notes to Financial Statements (unaudited) – continued

	California Fund – continued				Georgia Fund – continued
	Six months ended 9/30/16		Year ended 3/31/16		Six months ended 9/30/16		Year ended 3/31/16
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net change
Class A	(2,430,101)	$(15,073,895)	3,620,377	$21,970,262	54,345	$614,333	160,025	$1,771,780
Class B	17,875	113,721	(74,843)	(444,908)	(5,967)	(66,640)	(23,990)	(262,883)
Class C	608,172	3,800,211	383,492	2,339,148	—	—	—	—
Class I (b)	3,256,293	32,904,305	5,000	50,000	491,500	4,953,182	5,000	50,000
	1,452,239	$21,744,342	3,934,026	$23,914,502	539,878	$5,500,875	141,035	$1,558,897

	Maryland Fund				Massachusetts Fund
	Six months ended 9/30/16		Year ended 3/31/16		Six months ended 9/30/16		Year ended 3/31/16
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	493,998	$5,526,604	478,504	$5,271,861	1,356,691	$15,627,743	1,976,555	$22,379,581
Class B	7,340	82,283	6,154	67,374	1,973	22,790	17,398	197,551
Class I (b)	174,778	1,762,182	5,000	50,000	1,260,589	12,701,927	5,000	50,000
	676,116	$7,371,069	489,658	$5,389,235	2,619,253	$28,352,460	1,998,953	$22,627,132

Shares issued to shareholders in reinvestment of distributions
Class A	100,632	$1,125,522	204,501	$2,250,499	285,570	$3,289,719	567,584	$6,417,815
Class B	1,974	22,072	4,733	52,053	3,182	36,724	6,987	79,139
Class I (b)	919	9,296	—	—	5,926	59,828	—	—
	103,525	$1,156,890	209,234	$2,302,552	294,678	$3,386,271	574,571	$6,496,954

Shares reacquired
Class A	(358,797)	$(4,008,645)	(1,043,252)	$(11,480,021)	(1,765,678)	$(20,321,736)	(2,821,394)	$(31,863,872)
Class B	(13,649)	(152,299)	(41,688)	(459,138)	(27,226)	(314,359)	(71,573)	(808,711)
Class I (b)	(13,192)	(133,193)	—	—	(63,340)	(639,110)	—	—
	(385,638)	$(4,294,137)	(1,084,940)	$(11,939,159)	(1,856,244)	$(21,275,205)	(2,892,967)	$(32,672,583)

Net change
Class A	235,833	$2,643,481	(360,247)	$(3,957,661)	(123,417)	$(1,404,274)	(277,255)	$(3,066,476)
Class B	(4,335)	(47,944)	(30,801)	(339,711)	(22,071)	(254,845)	(47,188)	(532,021)
Class I (b)	162,505	1,638,285	5,000	50,000	1,203,175	12,122,645	5,000	50,000
	394,003	$4,233,822	(386,048)	$(4,247,372)	1,057,687	$10,463,526	(319,443)	$(3,548,497)

(b)	Class I was funded, with MFS seed money, on March 31, 2016 and commenced operations on April 1, 2016.

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended September 30, 2016, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Commitment Fee	$195	$594	$1,152	$223	$303	$822
Interest Expense	—	—	—	—	—	—

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Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds - Affiliated Issuers

An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2016, are as follows:

	Underlying Affiliated Fund - MFS Institutional Money Market Portfolio
	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Alabama Fund	122,564	10,349,547	(8,225,515)	2,246,596
Arkansas Fund	810,312	17,281,416	(16,814,261)	1,277,467
California Fund	8,266,627	44,062,403	(43,948,754)	8,380,276
Georgia Fund	647,716	9,353,703	(8,489,156)	1,512,263
Maryland Fund	120,151	10,053,263	(9,096,790)	1,076,624
Massachusetts Fund	2,095,564	24,037,148	(24,271,209)	1,861,503

	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Alabama Fund	$—	$—	$1,902	$2,246,596
Arkansas Fund	3	—	3,997	1,277,467
California Fund	8	—	10,816	8,380,276
Georgia Fund	—	—	2,324	1,512,263
Maryland Fund	—	—	2,521	1,076,624
Massachusetts Fund	—	—	5,136	1,861,503

74

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2016 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2015 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed each Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund’s Class A shares in comparison to the performance of funds in its respective Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. See below for a description of the performance information considered by the Trustees.

In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. See below for a description of the fee information considered by the Trustees.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

75

Board Review of Investment Advisory Agreement – continued

The Trustees also considered whether each Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that each Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the information noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Funds, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling each Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow each Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2016.

MFS Alabama Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2015 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2015 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund and that MFS has agreed to further reduce such expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.

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Board Review of Investment Advisory Agreement – continued

MFS Arkansas Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2015 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 4th quintile for the five-year period ended December 31, 2015 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that, MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustee’s approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was lower than the Broadridge expense group median.

MFS California Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2015 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2015 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, including more recent performance information, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was lower than the Broadridge expense group median.

MFS Georgia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2015 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2015 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund and that MFS has agreed to further reduce such expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.

77

Board Review of Investment Advisory Agreement – continued

MFS Maryland Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2015 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2015 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and the Fund’s total expense ratio were each higher than the Broadridge expense group median.

MFS Massachusetts Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2015 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2015 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.

78

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. Each fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Website at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of each fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

79

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MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

September 30, 2016

MFS® MUNICIPAL SERIES TRUST

For the states of:

Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and

West Virginia

MSTB-SEM

MFS® MUNICIPAL SERIES TRUST

For the states of: Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee,

Virginia, and West Virginia

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union, most markets proved resilient in the wake of the referendum. U.S. shares quickly reversed post-Brexit declines and rallied to record highs during August. Global interest rates remain very low, with most central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of low inflation. Low interest rates continue to benefit risky assets such as equities, as investors are forced to accept greater risks in search of satisfactory returns in a low-return environment. U.S. investment-grade and high-yield bonds have benefited from low, and even negative, yields overseas.

Emblematic of the sluggish global growth environment is a pronounced slowdown in the growth of global trade. Despite the slowdown, emerging market equities have held up well, withstanding geopolitical shocks like an attempted coup in Turkey and the impeachment and removal of the president of Brazil. The U.S. Federal Reserve’s go-slow approach to rate hikes and economic stimulus abroad have helped support markets.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

November 11, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Mississippi Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	22.6%
State & Local Agencies	18.1%
Healthcare Revenue – Hospitals	11.5%
General Obligations – General Purpose	10.1%
General Obligations – Schools	8.8%

Composition including fixed income credit quality (a)(i)
AAA	2.6%
AA	52.4%
A	28.0%
BBB	8.1%
BB	1.9%
B	0.2%
CCC	0.2%
CC	2.2%
D	0.4%
Not Rated	2.0%
Cash & Cash Equivalents	2.0%

Portfolio facts (i)
Average Duration (d)	5.8
Average Effective Maturity (m)	14.2 yrs.

Jurisdiction (i)
Mississippi	76.4%
Puerto Rico	4.9%
Massachusetts	3.5%
Guam	2.8%
California	1.7%
Illinois	1.1%
New York	1.1%
Michigan	1.0%
New Hampshire	0.9%
Tennessee	0.8%
Wisconsin	0.8%
Virginia	0.6%
Colorado	0.6%
Texas	0.5%
Kentucky	0.5%
Washington	0.3%
Florida	0.3%
New Jersey	0.2%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 9/30/16.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS New York Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	15.7%
State & Local Agencies	13.7%
Healthcare Revenue – Hospitals	11.7%
Miscellaneous Revenue – Other	7.0%
Water & Sewer Utility Revenue	6.2%

Composition including fixed income credit quality (a)(i)
AAA	6.7%
AA	29.8%
A	27.9%
BBB	17.7%
BB	3.6%
B	1.6%
CCC	0.7%
CC	1.5%
D	1.3%
Not Rated	7.8%
Cash & Cash Equivalents	1.4%

Portfolio facts (i)
Average Duration (d)	5.8
Average Effective Maturity (m)	16.2 yrs.

Jurisdiction (i)
New York	81.4%
Puerto Rico	4.6%
Guam	2.4%
Illinois	1.9%
New Jersey	1.6%
Colorado	1.3%
Texas	1.0%
Florida	0.9%
Michigan	0.9%
California	0.6%
Pennsylvania	0.6%
Ohio	0.4%
Washington	0.3%
Indiana	0.3%
Louisiana	0.2%
Wisconsin	0.1%
Mississippi	0.1%
New Hampshire (o)	0.0%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 9/30/16.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS North Carolina Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	19.7%
Universities – Colleges	19.7%
State & Local Agencies	12.9%
Water & Sewer Utility Revenue	10.1%
Utilities – Municipal Owned	5.9%

Composition including fixed income credit quality (a)(i)
AAA	12.5%
AA	38.6%
A	29.7%
BBB	8.8%
BB	1.3%
B	0.4%
CCC	0.5%
CC	1.7%
D	0.8%
Not Rated	5.0%
Cash & Cash Equivalents	0.7%

Portfolio facts (i)
Average Duration (d)	5.1
Average Effective Maturity (m)	14.7 yrs.

Jurisdiction (i)
North Carolina	74.8%
Puerto Rico	6.7%
Guam	2.5%
New York	2.4%
Illinois	2.3%
Michigan	1.4%
New Jersey	1.2%
Tennessee	1.0%
Texas	0.9%
California	0.8%
Wisconsin	0.8%
Florida	0.7%
Virginia	0.7%
New Hampshire	0.6%
Colorado	0.5%
Pennsylvania	0.5%
Ohio	0.4%
Indiana	0.3%
Washington	0.3%
Louisiana	0.3%
U.S. Virgin Islands	0.2%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 9/30/16.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Pennsylvania Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	18.6%
Universities – Colleges	17.0%
General Obligations – General Purpose	10.8%
General Obligations – Schools	8.2%
Water & Sewer Utility Revenue	6.9%

Composition including fixed income credit quality (a)(i)
AAA	0.9%
AA	21.1%
A	44.4%
BBB	18.3%
BB	3.1%
B	0.7%
CCC	0.8%
CC	1.4%
D	1.0%
Not Rated	6.0%
Cash & Cash Equivalents	2.3%

Portfolio facts (i)
Average Duration (d)	5.5
Average Effective Maturity (m)	15.9 yrs.

Jurisdiction (i)
Pennsylvania	80.4%
Puerto Rico	4.6%
Illinois	2.6%
Guam	1.9%
Michigan	1.3%
California	1.2%
Florida	0.9%
Colorado	0.8%
Tennessee	0.8%
Texas	0.8%
New Jersey	0.8%
Kentucky	0.6%
Indiana	0.3%
Louisiana	0.3%
Georgia	0.3%
Wisconsin	0.1%
New Hampshire (o)	0.0%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 9/30/16.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS South Carolina Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Water & Sewer Utility Revenue	17.7%
Healthcare Revenue – Hospitals	15.6%
State & Local Agencies	9.8%
General Obligations – Schools	9.8%
Utilities – Municipal Owned	8.5%

Composition including fixed income credit quality (a)(i)
AAA	6.8%
AA	37.0%
A	41.3%
BBB	8.1%
BB	0.5%
B	1.0%
CCC (o)	0.0%
CC	1.6%
D	1.3%
Not Rated	1.5%
Cash & Cash Equivalents	0.9%

Portfolio facts (i)
Average Duration (d)	5.3
Average Effective Maturity (m)	13.7 yrs.

Jurisdiction (i)
South Carolina	78.9%
Puerto Rico	4.7%
Guam	2.2%
California	1.9%
Michigan	1.3%
Illinois	1.2%
Massachusetts	1.1%
Tennessee	0.9%
Kentucky	0.9%
Florida	0.7%
New Jersey	0.7%
New York	0.6%
Pennsylvania	0.6%
Virginia	0.5%
Colorado	0.5%
New Hampshire	0.5%
Nebraska	0.5%
Indiana	0.4%
Texas	0.4%
Georgia	0.2%
Washington	0.2%
Louisiana	0.2%
Ohio (o)	0.0%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 9/30/16.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Tennessee Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
General Obligations – General Purpose	17.8%
Healthcare Revenue – Hospitals	15.1%
Water & Sewer Utility Revenue	10.4%
State & Local Agencies	9.5%
Utilities – Municipal Owned	8.4%

Composition including fixed income credit quality (a)(i)
AAA	4.4%
AA	48.8%
A	25.4%
BBB	10.3%
BB	0.4%
B	0.6%
CCC	0.2%
CC	1.8%
D	1.0%
Not Rated	5.6%
Cash & Cash Equivalents	1.5%

Portfolio facts (i)
Average Duration (d)	5.4
Average Effective Maturity (m)	14.1 yrs.

Jurisdiction (i)
Tennessee	80.1%
Puerto Rico	4.7%
Guam	3.2%
New York	1.8%
U.S. Virgin Islands	1.1%
Kentucky	1.1%
Florida	1.1%
Illinois	1.0%
New Jersey	0.9%
Wisconsin	0.8%
Pennsylvania	0.6%
Virginia	0.5%
New Hampshire	0.5%
Colorado	0.5%
Georgia	0.3%
Texas	0.1%
Michigan	0.1%
Mississippi	0.1%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 9/30/16.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Virginia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Water & Sewer Utility Revenue	16.7%
Healthcare Revenue – Hospitals	15.1%
State & Local Agencies	14.0%
General Obligations – General Purpose	13.9%
Universities – Colleges	8.8%

Composition including fixed income credit quality (a)(i)
AAA	19.8%
AA	39.6%
A	17.3%
BBB	8.5%
BB	2.2%
B	1.9%
CCC	0.6%
CC	1.4%
D	1.5%
Not Rated	7.2%
Cash & Cash Equivalents	1.7%
Other	(1.7)%

Portfolio facts (i)
Average Duration (d)	5.2
Average Effective Maturity (m)	13.0 yrs.

Jurisdiction (i)
Virginia	80.6%
Puerto Rico	4.8%
District of Columbia	3.2%
New York	2.1%
Guam	1.9%
Illinois	1.6%
Tennessee	1.2%
Ohio	0.9%
Michigan	0.8%
Pennsylvania	0.6%
Colorado	0.5%
New Jersey	0.5%
Washington	0.3%
Louisiana	0.3%
New Hampshire	0.2%
Massachusetts	0.2%
Texas	0.2%
Indiana	0.1%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and/or the leverage created through the issuance of self-deposited inverse floaters and may be negative.

Percentages are based on net assets as of 9/30/16.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS West Virginia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	18.6%
Healthcare Revenue – Hospitals	16.5%
Miscellaneous Revenue – Other	14.3%
Water & Sewer Utility Revenue	13.6%
General Obligations – Schools	9.4%

Composition including fixed income credit quality (a)(i)
AAA	1.5%
AA	32.3%
A	47.8%
BBB	4.8%
BB	0.2%
B	0.2%
CC	2.1%
D	0.4%
Not Rated	9.4%
Cash & Cash Equivalents	1.3%

Portfolio facts (i)
Average Duration (d)	5.1
Average Effective Maturity (m)	14.3 yrs.

Jurisdiction (i)
West Virginia	77.2%
Puerto Rico	4.7%
Guam	3.6%
New York	2.4%
Massachusetts	1.7%
Michigan	1.6%
Illinois	1.5%
Florida	1.2%
Tennessee	1.1%
Kentucky	1.0%
Texas	0.9%
California	0.7%
Washington	0.5%
Indiana	0.3%
New Jersey	0.2%
Mississippi	0.1%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 9/30/16.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, April 1, 2016 through September 30, 2016

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2016 through September 30, 2016.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS MISSISSIPPI MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/16	Ending Account Value 9/30/16	Expenses Paid During Period (p) 4/01/16-9/30/16
A	Actual	0.78%	$1,000.00	$1,021.15	$3.95
	Hypothetical (h)	0.78%	$1,000.00	$1,021.16	$3.95
B	Actual	1.45%	$1,000.00	$1,018.73	$7.34
	Hypothetical (h)	1.45%	$1,000.00	$1,017.80	$7.33
I	Actual	0.68%	$1,000.00	$1,022.64	$3.45
	Hypothetical (h)	0.68%	$1,000.00	$1,021.66	$3.45

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Tables – continued

MFS NEW YORK MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/16	Ending Account Value 9/30/16	Expenses Paid During Period (p) 4/01/16-9/30/16
A	Actual	0.86%	$1,000.00	$1,025.08	$4.37
	Hypothetical (h)	0.86%	$1,000.00	$1,020.76	$4.36
B	Actual	1.61%	$1,000.00	$1,021.26	$8.16
	Hypothetical (h)	1.61%	$1,000.00	$1,017.00	$8.14
C	Actual	1.61%	$1,000.00	$1,021.24	$8.16
	Hypothetical (h)	1.61%	$1,000.00	$1,017.00	$8.14
I	Actual	0.62%	$1,000.00	$1,027.76	$3.15
	Hypothetical (h)	0.62%	$1,000.00	$1,021.96	$3.14

MFS NORTH CAROLINA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/16	Ending Account Value 9/30/16	Expenses Paid During Period (p) 4/01/16-9/30/16
A	Actual	0.85%	$1,000.00	$1,019.11	$4.30
	Hypothetical (h)	0.85%	$1,000.00	$1,020.81	$4.31
B	Actual	1.60%	$1,000.00	$1,016.14	$8.09
	Hypothetical (h)	1.60%	$1,000.00	$1,017.05	$8.09
C	Actual	1.60%	$1,000.00	$1,015.26	$8.08
	Hypothetical (h)	1.60%	$1,000.00	$1,017.05	$8.09
I	Actual	0.60%	$1,000.00	$1,022.27	$3.04
	Hypothetical (h)	0.60%	$1,000.00	$1,022.06	$3.04

Notes to Expense Table

For the MFS North Carolina Municipal Bond Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

MFS PENNSYLVANIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/16	Ending Account Value 9/30/16	Expenses Paid During Period (p) 4/01/16-9/30/16
A	Actual	0.77%	$1,000.00	$1,027.03	$3.91
	Hypothetical (h)	0.77%	$1,000.00	$1,021.21	$3.90
B	Actual	1.53%	$1,000.00	$1,024.09	$7.76
	Hypothetical (h)	1.53%	$1,000.00	$1,017.40	$7.74
I	Actual	0.67%	$1,000.00	$1,028.17	$3.41
	Hypothetical (h)	0.67%	$1,000.00	$1,021.71	$3.40

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Tables – continued

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/16	Ending Account Value 9/30/16	Expenses Paid During Period (p) 4/01/16-9/30/16
A	Actual	0.84%	$1,000.00	$1,017.43	$4.25
	Hypothetical (h)	0.84%	$1,000.00	$1,020.86	$4.26
B	Actual	1.59%	$1,000.00	$1,014.45	$8.03
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04
I	Actual	0.59%	$1,000.00	$1,019.78	$2.99
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99

MFS TENNESSEE MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/16	Ending Account Value 9/30/16	Expenses Paid During Period (p) 4/01/16-9/30/16
A	Actual	0.88%	$1,000.00	$1,022.66	$4.46
	Hypothetical (h)	0.88%	$1,000.00	$1,020.66	$4.46
B	Actual	1.63%	$1,000.00	$1,018.88	$8.25
	Hypothetical (h)	1.63%	$1,000.00	$1,016.90	$8.24
I	Actual	0.63%	$1,000.00	$1,023.34	$3.20
	Hypothetical (h)	0.63%	$1,000.00	$1,021.91	$3.19

MFS VIRGINIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/16	Ending Account Value 9/30/16	Expenses Paid During Period (p) 4/01/16-9/30/16
A	Actual	0.83%	$1,000.00	$1,018.70	$4.20
	Hypothetical (h)	0.83%	$1,000.00	$1,020.91	$4.20
B	Actual	1.58%	$1,000.00	$1,014.90	$7.98
	Hypothetical (h)	1.58%	$1,000.00	$1,017.15	$7.99
C	Actual	1.58%	$1,000.00	$1,014.85	$7.98
	Hypothetical (h)	1.58%	$1,000.00	$1,017.15	$7.99
I	Actual	0.58%	$1,000.00	$1,020.58	$2.94
	Hypothetical (h)	0.58%	$1,000.00	$1,022.16	$2.94

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the MFS Virginia Municipal Bond Fund, expense ratios include 0.02% of investment related expenses from self-deposited inverse floaters (as described in Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

Expense Tables – continued

MFS WEST VIRGINIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/16	Ending Account Value 9/30/16	Expenses Paid During Period (p) 4/01/16-9/30/16
A	Actual	0.87%	$1,000.00	$1,017.96	$4.40
	Hypothetical (h)	0.87%	$1,000.00	$1,020.71	$4.41
B	Actual	1.62%	$1,000.00	$1,014.14	$8.18
	Hypothetical (h)	1.62%	$1,000.00	$1,016.95	$8.19
I	Actual	0.62%	$1,000.00	$1,019.98	$3.14
	Hypothetical (h)	0.62%	$1,000.00	$1,021.96	$3.14

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

MFS MISSISSIPPI MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.9%

Issuer	Shares/Par	Value ($)
Airport Revenue - 0.9%
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$165,000	$198,577
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	115,000	134,603
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	75,000	85,893
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	230,000	270,940
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	45,000	52,183
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	35,000	39,766
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	60,000	67,984
		$849,946
General Obligations - General Purpose - 9.9%
Canton, MS, Mississippi Development Bank Special Obligation, “A”, AGM, 5.75%, 10/01/2031	$625,000	$766,938
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 7/01/2033	850,000	1,056,168
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	35,000	41,182
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	155,000	162,640
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	40,000	47,372
Gulfport, MI, AGM, 5%, 11/01/2024	500,000	621,445
Jackson County, MS, Development Bank Special Obligations, AGM, 5.25%, 3/01/2020	620,000	706,416
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 4/01/2027	175,000	177,630
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	1,000,000	1,371,540
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	150,000	152,952
State of California, 6%, 11/01/2039	700,000	806,827
State of Mississippi, “A”, 5%, 10/01/2028	1,000,000	1,256,820
State of Mississippi, “F”, 5%, 11/01/2029	850,000	1,062,755
State of Mississippi, Capital Improvement Projects, “A”, 5%, 10/01/2030	1,000,000	1,179,180
		$9,409,865

Issuer	Shares/Par	Value ($)
General Obligations - Schools - 8.7%
Lamar County, MS, School District, 5%, 9/01/2031	$1,095,000	$1,267,933
Mississippi Development Bank Special Obligation (Canton Public School District), AGM, 5%, 12/01/2031	1,000,000	1,199,160
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2031	500,000	594,440
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2032	500,000	592,545
Mississippi Development Bank Special Obligation (Hinds Community College District Capital Improvement Refunding Project), AGM, 4%, 10/01/2027	770,000	876,044
Mississippi Development Bank Special Obligation (Hinds Community College District Capital Improvement Refunding Project), AGM, 4%, 10/01/2029	875,000	976,771
Mississippi Development Bank Special Obligation (Jackson Public School District Limited Tax Refunding Note Project) “B”, 5%, 10/01/2023	950,000	1,102,865
Mississippi Development Bank Special Obligation (Jackson Public School District), AGM, 5.375%, 4/01/2028 (Prerefunded 4/01/2018)	1,000,000	1,067,430
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/2035	1,020,000	564,488
		$8,241,676
Healthcare Revenue - Hospitals - 11.4%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	$500,000	$605,655
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	325,000	380,783
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	380,000	434,032
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/2030	80,000	92,334
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6.75%, 10/01/2036	500,000	592,115
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,000,000	1,170,730

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Mississippi Hospital Equipment & Facilities Authority Rev. (Clay County Medical Corp.), 5%, 10/01/2039	$2,105,000	$2,337,329
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), FHA, 5%, 2/01/2035	1,000,000	1,010,810
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), 5.25%, 1/01/2029	1,000,000	1,099,500
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Hospital South Central, 5.25%, 12/01/2031	500,000	502,275
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.5%, 4/01/2019	250,000	250,325
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.75%, 4/01/2023	250,000	250,213
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027	215,000	241,617
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039	550,000	614,950
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	135,000	157,810
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	75,000	86,902
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	185,000	215,612
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/2039 (Prerefunded 2/15/2019)	640,000	725,939
		$10,768,931
Industrial Revenue - Paper - 1.0%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	$750,000	$929,640

Multi-Family Housing Revenue - 1.2%
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 11/01/2037 (d)(q)	$150,000	$113,805
Mississippi Home Corp., Multifamily Rev. (Providence Place of Senatobia LLC), GNMA, 5.35%, 8/20/2048	1,000,000	1,068,510
		$1,182,315

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - 3.2%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	$450,000	$517,086
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	295,000	327,022
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	595,000	697,132
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	750,000	1,013,603
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	240,000	180,010
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	185,000	43,854
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	50,000	10,028
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,030,000	194,814
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	295,000	33,724
		$3,017,273
Single Family Housing - State - 1.3%
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 5.3%, 6/01/2034	$10,000	$10,466
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 5.625%, 6/01/2039	110,000	113,192
Mississippi Home Corp., Homeownership Mortgage Rev., “A”, 4.55%, 12/01/2031	1,045,000	1,110,563
		$1,234,221
State & Local Agencies - 18.0%
Jackson County, MS, Development Bank Special Obligations, ASSD GTY, 5.625%, 7/01/2039	$1,000,000	$1,111,820
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/2039	190,000	217,580
Mississippi Development Bank Special Obligation, ASSD GTY, 4.75%, 10/01/2028	270,000	298,102
Mississippi Development Bank Special Obligation (Capital Project & Equipment), AGM, 5%, 7/01/2028 (Prerefunded 7/01/2017)	680,000	701,434
Mississippi Development Bank Special Obligation (Capital Projects), AGM, 5%, 7/01/2028	640,000	657,670
Mississippi Development Bank Special Obligation (Department of Corrections), “C”, 5.25%, 8/01/2027	1,000,000	1,159,740
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2023	345,000	402,605
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2024	360,000	418,216

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2025	$380,000	$439,462
Mississippi Development Bank Special Obligation (Desoto County Highway Construction), AMBAC, 4.75%, 1/01/2035 (Prerefunded 1/01/2018)	500,000	524,240
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2029	500,000	589,345
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2030	500,000	585,815
Mississippi Development Bank Special Obligation (Harrison County), ASSD GTY, 4.75%, 10/01/2028 (Prerefunded 10/01/2019)	850,000	945,124
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5%, 7/01/2022	500,000	582,230
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5.375%, 7/01/2036	500,000	570,885
Mississippi Development Bank Special Obligation (Laurel, MS, Highway Refunding Project), “B”, 4%, 1/01/2022	735,000	834,232
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 5/01/2036	500,000	570,450
Mississippi Development Bank Special Obligation (Southaven Water & Sewer System), ASSD GTY, 5%, 3/01/2029 (Prerefunded 3/01/2019)	750,000	823,238
Mississippi Development Bank Special Obligation (Southaven Water and Sewer System Project), 5%, 2/01/2029	1,000,000	1,055,280
Mississippi Development Bank Special Obligation (Washington County Regional Correctional Facility), ASSD GTY, 4.75%, 7/01/2031	1,200,000	1,312,920
Mississippi Development Bank Special Obligation, (Biloxi, Mississippi Refunding Project), BAM, 5%, 11/01/2027	1,090,000	1,343,959
Mississippi Development Bank Special Obligation, (Mississippi Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project), 5%, 8/01/2027	1,500,000	1,887,000
		$17,031,347
Tax - Other - 2.0%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024	$125,000	$142,115
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029	40,000	45,788
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	470,000	471,109

Issuer	Shares/Par	Value ($)
Tax - Other - continued
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	$315,000	$337,680
State of Mississippi, Gaming Tax Rev., “E”, 5%, 10/15/2030	750,000	904,260
		$1,900,952
Tobacco - 0.7%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	$420,000	$498,998
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	155,000	148,512
		$647,510
Toll Roads - 0.9%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$110,000	$138,284
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	85,000	105,411
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	195,000	232,756
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	310,000	357,377
		$833,828
Transportation - Special Tax - 3.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	$1,135,000	$1,328,086
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	10,000	10,008
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	70,000	76,215
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	730,000	777,983
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	545,000	588,001
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “A”, AMBAC, 0%, 7/01/2017	10,000	9,828
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “A”, AMBAC, 0%, 7/01/2018	5,000	4,694
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2019	20,000	18,109

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2020	$35,000	$30,078
		$2,843,002
Universities - Colleges - 22.4%
Alcorn State University Educational Building Corp., Student Housing Rev., “A”, 5.125%, 9/01/2034	$1,000,000	$1,120,640
Alcorn State University Educational Building Corp., Student Housing Rev., “A”, 5.25%, 9/01/2039	920,000	1,034,292
Delta State University, Educational Building Corp. Rev., 4%, 12/01/2032	655,000	735,218
Jackson State University, Educational Building Corp. Rev., “A-1”, 5%, 3/01/2034	1,500,000	1,669,125
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	920,000	1,244,015
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AMBAC, 5.5%, 12/01/2023	1,000,000	1,161,190
Mississippi State University, Educational Building Corp. Rev., 5%, 8/01/2036	1,585,000	1,823,368
Mississippi State University, Educational Building Corp. Rev., 5.25%, 8/01/2038	1,000,000	1,212,360
Mississippi State University, Educational Building Corp. Rev. (Campus Improvement Project), 5%, 11/01/2027	400,000	495,488
Mississippi State University, Educational Building Corp. Rev. (Campus Improvement Project), 5%, 11/01/2028	350,000	432,359
Mississippi Valley State University, Educational Building Corp. Rev., AMBAC, 4.5%, 3/01/2037 (Prerefunded 3/01/2017)	1,000,000	1,015,540
New York Dormitory Authority Rev. (New York University), “1”, AMBAC, 5.5%, 7/01/2040	590,000	837,039
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5.375%, 12/01/2021	15,000	15,001
Red River, TX, Education Finance Corp., Higher Education Rev. (St. Edwards University Project), 4%, 6/01/2041	25,000	27,019
S.M. Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 9/01/2031	655,000	816,968
S.M. Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 9/01/2035	1,000,000	1,226,290
University of Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) “A”, 5%, 10/01/2029	500,000	631,365
University of Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) “A”, 5%, 10/01/2030	500,000	628,150
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “A”, 5%, 10/01/2033	1,500,000	1,622,265

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “C”, 4.75%, 11/01/2034	$715,000	$785,535
University of Southern Mississippi, COP (Parking Facilities Project), ASSD GTY, 5.125%, 9/15/2039	490,000	549,408
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) “A”, 5%, 3/01/2028	1,745,000	2,154,377
		$21,237,012
Universities - Dormitories - 1.2%
Mississippi Business Finance Corp., Rev. (Statesman Housing LLC Project), “A”, 4.75%, 6/01/2039	$1,000,000	$1,099,220

Utilities - Investor Owned - 0.4%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	$370,000	$425,482

Utilities - Municipal Owned - 2.5%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	$315,000	$372,799
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	75,000	87,752
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	85,000	98,986
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	155,000	174,863
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.7%, 7/01/2027	155,000	169,716
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.75%, 7/01/2028	100,000	109,497
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.85%, 7/01/2029	485,000	531,691
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), AGM, 5%, 3/01/2035	500,000	585,995
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	15,000	14,687
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	80,000	78,250
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	10,000	10,009
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	60,000	60,449
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	95,000	103,578
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	10,000	10,947
		$2,409,219

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Utilities - Other - 0.8%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	$375,000	$414,450
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	185,000	215,486
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	95,000	113,088
		$743,024
Water & Sewer Utility Revenue - 7.4%
City of Jackson, MS, Water & Sewer System Rev., BAM, 4%, 9/01/2022	$150,000	$166,755
City of Jackson, MS, Water & Sewer System Rev., BAM, 4%, 9/01/2023	600,000	671,820
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	30,000	34,874
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	285,000	312,095
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	145,000	167,105
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	30,000	34,819
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	30,000	34,055
Jackson County, MS, Utility Authority Rev. (Water and Wastewater Treatment System), AGM, 5%, 9/01/2040	2,000,000	2,329,660
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/2032	25,000	29,111
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2035	15,000	17,432

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2037	$35,000	$40,490
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/2036	30,000	34,480
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	750,000	1,008,953
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), “A”, AGM, 5%, 9/01/2023	1,220,000	1,429,547
Southaven, MS, Combined Water and Sewer System Rev., 5%, 2/01/2025	200,000	248,672
Southaven, MS, Combined Water and Sewer System Rev., 5%, 2/01/2026	380,000	478,230
		$7,038,098
Total Municipal Bonds (Identified Cost, $84,539,432)		$91,842,561

Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.4% (v) (Identified Cost, $1,238,211)	1,238,211	$1,238,211
Total Investments (Identified Cost, $85,777,643)		$93,080,772

Other Assets, Less Liabilities - 1.8%		1,749,943
Net Assets - 100.0%		$94,830,715

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

MFS NEW YORK MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.3%

Issuer	Shares/Par	Value ($)
Airport Revenue - 3.2%
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$350,000	$421,228
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	555,000	642,507
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	245,000	286,763
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	170,000	194,691
New York Transportation Development Corp. Special Facility Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2046	2,000,000	2,259,420
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2028	650,000	756,314
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2029	500,000	579,385
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	1,160,000	1,354,056
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	15,000	17,670
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	104,366
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	90,893
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	130,000	147,299
		$6,854,592
General Obligations - General Purpose - 5.2%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	$550,000	$602,465
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	45,000	49,194
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	145,000	154,103
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	290,000	304,294
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	105,000	124,352
Nassau County, NY, General Improvement, “B”, 5%, 4/01/2023	1,820,000	2,206,386
New York, NY, “B”, 5%, 8/01/2018	3,000,000	3,220,770
New York, NY, “E”, 5%, 8/01/2021	2,000,000	2,359,440

Issuer	Shares/Par	Value ($)
General Obligations - General Purpose - continued
New York, NY, “E-1”, 6.25%, 10/15/2028 (Prerefunded 10/15/2018)	$960,000	$1,063,958
New York, NY, “E-1”, 6.25%, 10/15/2028	40,000	44,289
New York, NY, “J”, FGIC, 5.5%, 2/15/2026	5,000	5,020
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2017	300,000	305,904
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	305,000	313,824
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	115,000	117,263
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AMBAC, 5.45%, 7/01/2030	270,000	271,431
		$11,142,693
Healthcare Revenue - Hospitals - 11.6%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2026	$450,000	$549,414
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2027	300,000	364,410
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2029	590,000	706,065
Chautauqua County, NY, Capital Resource Corp. Rev. (Women’s Christian Assn.), “A”, 8%, 11/15/2030	550,000	552,338
Dutchess County, NY, Local Development Corp. (Health Quest Systems, Inc.), 4%, 7/01/2041	2,500,000	2,718,775
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems), “A”, 5%, 7/01/2044	1,000,000	1,160,640
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	215,000	244,653
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	245,000	276,196
Madison County, NY, Industrial Development Agency, Civic Facilities Rev. (Oneida), 5.25%, 2/01/2027 (Prerefunded 2/01/2017)	1,425,000	1,446,475
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/2030	165,000	190,438
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/2032	1,000,000	1,170,550
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039	35,000	37,361

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	$170,000	$197,130
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/2035	1,495,000	1,658,568
New York Dormitory Authority Rev., Non-State Supported Debt (Hospital Special Surgery), FHA, 6.25%, 8/15/2034	1,975,000	2,270,322
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 7/01/2026	2,000,000	2,266,220
New York Dormitory Authority Rev., Non-State Supported Debt (NYU Hospitals Center), “A”, 5.5%, 7/01/2025 (Prerefunded 7/01/2020)	750,000	875,505
New York Dormitory Authority Rev., Non-State Supported Debt (NYU Hospitals Center), “A”, 5%, 7/01/2032	1,500,000	1,843,140
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 6.25%, 12/01/2037	750,000	812,648
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2/15/2023	1,000,000	1,060,680
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	1,290,000	1,483,577
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 7/01/2028 (Prerefunded 7/01/2021)	145,000	171,335
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 7/01/2028	855,000	966,988
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	165,000	191,184
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	395,000	460,361
Westchester County, NY, Health Care Corp. Rev., “B”, “C-2”, 6%, 11/01/2030 (Prerefunded 11/01/2020)	870,000	1,042,947
Westchester County, NY, Health Care Corp. Rev., “B”, “C-2”, 6%, 11/01/2030	130,000	149,925
		$24,867,845
Healthcare Revenue - Long Term Care - 1.9%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Orchard Park CCRC, Inc. Project), 5%, 11/15/2037	$750,000	$848,468
Suffolk County, NY, Economic Development Corp. Rev. (Peconic Landing at Southold, Inc.), 6%, 12/01/2040	1,000,000	1,127,580
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Kendal at Ithaca, Inc. Project), “A”, 5%, 7/01/2044	1,000,000	1,125,600

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - continued
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	$95,000	$117,506
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	180,000	223,538
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance, (Westminster Manor Health), 7%, 11/01/2030	25,000	29,429
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 9/15/2037	500,000	507,250
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	20,000	23,316
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	130,000	154,421
		$4,157,108
Human Services - 0.4%
New York Dormitory Authority Rev., Non-State Supported Debt (NYSARC, Inc.), “A”, 6%, 7/01/2032	$705,000	$797,785

Industrial Revenue - Airlines - 0.5%
New York Transportation Development Corp., Special Facility Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	$1,000,000	$1,091,960

Industrial Revenue - Environmental Services - 0.5%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/2042	$1,160,000	$1,182,342

Industrial Revenue - Other - 0.6%
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol-Meyers Squibb Co.), 5.75%, 3/01/2024	$1,000,000	$1,273,720

Industrial Revenue - Paper - 0.8%
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 4.5%, 1/01/2025	$1,200,000	$1,324,032
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.15%, 4/01/2021	470,000	471,090
		$1,795,122

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Miscellaneous Revenue - Entertainment & Tourism - 2.1%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 7/15/2040 (Prerefunded 1/15/2020)	$1,750,000	$2,046,800
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), “A”, 5%, 7/15/2042	2,000,000	2,367,400
		$4,414,200
Miscellaneous Revenue - Other - 7.0%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$205,000	$230,885
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	315,000	351,707
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	1,380,000	1,588,283
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	1,500,000	1,783,095
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “3”, 7.25%, 11/15/2044	500,000	657,475
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,665,000	1,952,146
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/2049	2,500,000	2,820,650
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 11/15/2044	1,000,000	1,150,150
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	3,000,000	3,327,270
New York, NY, Trust for Cultural Resources Rev. (Alvin Ailey Dance Foundation), “A”, 4%, 7/01/2041	1,000,000	1,093,720
		$14,955,381
Multi-Family Housing Revenue - 2.6%
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 8/01/2033	$400,000	$404,360
New York Housing Finance Agency Rev. (Affordable Housing), “D”, 5%, 11/01/2040	1,520,000	1,587,731
New York Housing Finance Agency Rev., “A”, 5.1%, 8/15/2041	715,000	715,901
New York Housing Finance Agency Rev., “A”, 5.25%, 11/01/2041	1,000,000	1,046,580
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	750,000	800,978
New York, NY, City Housing Development Corp., Multifamily Housing Rev., “L-1”, 4.8%, 11/01/2035	1,000,000	1,059,080
		$5,614,630

Issuer	Shares/Par	Value ($)
Port Revenue - 0.6%
Port Authority of NY & NJ, (194th Series), 5%, 10/15/2030	$1,000,000	$1,251,700

Sales & Excise Tax Revenue - 1.9%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	$1,000,000	$1,151,060
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/2016	180,000	180,842
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,365,000	1,599,302
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	10,000	11,260
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	535,000	401,271
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	420,000	99,561
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	115,000	23,064
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	2,320,000	438,805
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	660,000	75,451
		$3,980,616
Secondary Schools - 1.9%
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	$750,000	$729,488
Build NYC Resource Corp. Rev. (The Packer Collegiate Institute Project), 5%, 6/01/2040	675,000	784,627
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	535,000	632,049
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2034	450,000	529,736
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2035	500,000	586,970
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2036	645,000	754,586
		$4,017,456
State & Agency - Other - 0.3%
New York Dormitory Authority Rev. (State University), “B”, FGIC, 5.25%, 5/15/2019	$345,000	$367,856
New York Dormitory Authority Rev., City University System, AMBAC, 5.75%, 7/01/2018	340,000	357,439
		$725,295

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
State & Local Agencies - 13.6%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.314%, 6/01/2037	$1,430,000	$1,204,432
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2027	15,000	18,076
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2028	50,000	59,548
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2029	55,000	65,128
New York City Educational Construction Fund Rev., “A”, 5.75%, 4/01/2033	1,860,000	2,231,702
New York Dormitory Authority Rev. (School Program), 6.25%, 7/01/2020	865,000	869,066
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, 5%, 10/01/2020	2,000,000	2,309,300
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 5%, 12/15/2025	2,000,000	2,451,060
New York Dormitory Authority Rev., State Personal Income Tax, “D”, 5%, 2/15/2040	830,000	973,374
New York Dormitory Authority Rev., State Personal Income Tax, “E”, 5%, 3/15/2032	2,000,000	2,469,540
New York Dormitory Authority Rev., State University Educational Facilities, “A”, 5.875%, 5/15/2017	580,000	597,957
New York Urban Development Corp. Rev., “D”, 5.625%, 1/01/2028	2,000,000	2,207,880
New York Urban Development Corp. Rev., State Personal Income Tax, “A”, 5%, 3/15/2032	2,500,000	3,102,000
New York Urban Development Corp. Rev., State Personal Income Tax, “C”, 5%, 12/15/2018	3,000,000	3,272,700
New York Urban Development Corp. Rev., State Personal Income Tax, “C”, 5%, 3/15/2028	1,000,000	1,221,120
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-2A”, 5%, 7/15/2040	2,000,000	2,311,260
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 1/15/2039	2,000,000	2,183,820
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, 5%, 1/15/2032	1,000,000	1,087,940
United Nations Development Corp., “A”, 5%, 7/01/2026	500,000	549,145
		$29,185,048
Tax - Other - 5.3%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$270,000	$306,968
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	300,000	356,292
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	100,000	117,414
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	90,000	103,023

Issuer	Shares/Par	Value ($)
Tax - Other - continued
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	$185,000	$218,818
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	300,000	350,808
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	190,000	223,632
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047	3,000,000	3,534,420
New York, NY, City Transitional Finance Authority Rev., “D”, 5%, 2/01/2027	3,000,000	3,480,300
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	255,000	255,602
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	370,000	392,944
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	1,215,000	1,297,997
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	715,000	766,480
		$11,404,698
Tobacco - 3.9%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037	$765,000	$783,467
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 6/01/2037	1,235,000	1,270,062
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	355,000	421,772
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	430,000	437,280
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	645,000	618,000
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	1,025,000	990,950
New York Counties Tobacco Trust II, 5.625%, 6/01/2035	100,000	100,193
New York Counties Tobacco Trust VI, “C”, 5%, 6/01/2045	1,500,000	1,689,720
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5%, 6/01/2032	750,000	837,165
Tobacco Settlement Asset Securitization Corporation, NY, “1”, 5%, 6/01/2026	400,000	400,924
TSASC, Inc., NY, “1”, 5.125%, 6/01/2042	415,000	411,456
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 6/01/2045	500,000	502,480
		$8,463,469
Toll Roads - 3.4%
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 4%, 1/01/2056	$1,000,000	$1,065,150

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Toll Roads - continued
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5.25%, 1/01/2056	$2,000,000	$2,431,260
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	205,000	257,712
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	170,000	210,822
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 1/01/2028	1,000,000	1,195,120
Triborough Bridge & Tunnel Authority Rev., NY, “A-2”, 5%, 11/15/2029	2,000,000	2,168,320
		$7,328,384
Transportation - Special Tax - 2.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	$275,000	$277,824
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	25,000	25,021
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	115,000	125,211
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	890,000	948,500
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	1,235,000	1,332,442
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	115,000	125,727
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “A”, AMBAC, 0%, 7/01/2017	20,000	19,656
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “A”, AMBAC, 0%, 7/01/2018	10,000	9,387
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2019	45,000	40,746
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2020	80,000	68,749
Metropolitan Transportation Authority Rev., NY, “C”, 6.5%, 11/15/2028	505,000	564,302
Metropolitan Transportation Authority Rev., NY, “C”, 6.5%, 11/15/2028 (Prerefunded 11/15/2018)	1,495,000	1,673,249
		$5,210,814

Issuer	Shares/Par	Value ($)
Universities - Colleges - 15.5%
Albany, NY, Capital Resource Corp. Rev. (Albany College of Pharmacy Project), “A”, 5%, 12/01/2033	$125,000	$148,059
Albany, NY, Capital Resource Corp. Rev. (The College of Saint Rose), “A”, 5.625%, 7/01/2031	1,000,000	1,103,290
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	1,000,000	1,190,040
Dobbs Ferry, NY, Local Development Corp. (Mercy College Project), 5%, 7/01/2039	1,000,000	1,184,450
Dutchess County, NY, Local Development Corp. (Culinary Institute of America Project), “A-1”, 5%, 7/01/2033	300,000	359,658
Dutchess County, NY, Local Development Corp. (Culinary Institute of America Project), “A-1”, 5%, 7/01/2046	555,000	654,401
Hempstead, NY, Local Development Corp. Rev. (Adelphi University), “B”, 5.25%, 2/01/2039	500,000	544,010
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2028	1,000,000	1,145,860
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	1,945,000	2,114,137
Madison County, NY, Capital Resource Corp. Rev. (Colgate University Project), “B”, 5%, 7/01/2026	625,000	794,988
Madison County, NY, Capital Resource Corp. Rev. (Colgate University Project), “B”, 5%, 7/01/2027	250,000	315,670
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “B”, 5.25%, 4/01/2029	1,325,000	1,705,553
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2023	500,000	585,750
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2024	1,000,000	1,155,740
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2030	1,000,000	1,250,690
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/2017	985,000	1,020,381
New York Dormitory Authority Rev., Non-State Supported Debt (Barnard College), “A”, 5%, 7/01/2027	500,000	629,260
New York Dormitory Authority Rev., Non-State Supported Debt (Brooklyn Law School), 5.75%, 7/01/2033	600,000	662,076
New York Dormitory Authority Rev., Non-State Supported Debt (Columbia University), “A-2”, 5%, 10/01/2046	2,000,000	2,952,420
New York Dormitory Authority Rev., Non-State Supported Debt (Fordham University), “A”, 5%, 7/01/2035	500,000	611,450

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai School of Medicine of New York University), 5.125%, 7/01/2039 (Prerefunded 7/01/2019)	$2,000,000	$2,224,580
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), 5.25%, 7/01/2048 (Prerefunded 7/01/2018)	1,955,000	2,104,323
New York Dormitory Authority Rev., Non-State Supported Debt (St. John’s University), “A”, 5%, 7/01/2027	1,535,000	1,917,722
Onondaga, NY, Civic Development Corp. Rev. (Le Moyne College Project), 5.375%, 7/01/2040	2,000,000	2,204,680
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	80,000	73,453
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	135,000	123,395
Seneca County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Chiropractic), 5%, 10/01/2027 (Prerefunded 7/01/2020)	500,000	520,905
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), 5%, 7/01/2031	2,225,000	2,286,254
Troy, NY, Industrial Development Authority, Civic Facility Rev. (Rensselaer Polytechnic Institute), “E”, 5%, 9/01/2031	1,000,000	1,142,560
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (Sarah Lawrence College Project), “A”, 6%, 6/01/2041	595,000	674,260
		$33,400,015
Universities - Dormitories - 1.1%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 10/01/2041	$2,000,000	$2,297,660

Utilities - Municipal Owned - 4.1%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030	$515,000	$576,841
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	155,000	181,355
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	180,000	209,617
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 5%, 5/01/2021	1,500,000	1,744,365
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6.25%, 4/01/2033 (Prerefunded 4/01/2019)	1,000,000	1,130,380
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	2,000,000	2,256,300

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - continued
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	$885,000	$887,965
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	25,000	27,368
Utility Debt Securitization Authority Rev. “A”, 5%, 12/15/2034	1,500,000	1,868,265
		$8,882,456
Utilities - Other - 0.8%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	$1,085,000	$1,570,527
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	115,000	130,655
		$1,701,182
Water & Sewer Utility Revenue - 6.1%
Chicago, IL, Wastewater Transmission Rev., Second Lien, “C”, 5%, 1/01/2030	$270,000	$313,705
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	190,000	195,512
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	315,000	344,947
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	100,000	134,527
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 6/15/2033	2,140,000	2,290,998
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “A”, 4.75%, 6/15/2030 (Prerefunded 6/15/2017)	235,000	241,540
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “A”, 4.75%, 6/15/2030	1,010,000	1,038,341
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “DD”, 5%, 6/15/2034	2,000,000	2,419,540
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “GG”, 5%, 6/15/2028	2,000,000	2,519,840
Suffolk County, NY, Water Authority Waterworks Rev., “A”, 5%, 6/01/2038	3,000,000	3,646,410
		$13,145,360
Total Municipal Bonds (Identified Cost, $192,108,373)		$209,141,531

Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.4% (v) (Identified Cost, $2,817,291)	2,817,265	$2,817,265
Total Investments (Identified Cost, $194,925,664)		$211,958,796

Other Assets, Less Liabilities - 1.4%		2,911,918
Net Assets - 100.0%		$214,870,714

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

MFS NORTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.9%

Issuer	Shares/Par	Value ($)
Airport Revenue - 4.8%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, AMBAC, 5%, 7/01/2023	$1,430,000	$1,472,821
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 4.75%, 7/01/2028	1,250,000	1,380,575
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2036	3,000,000	3,433,890
Charlotte, NC, Douglas International Airport Rev, “A”, 5%, 7/01/2032	1,245,000	1,487,289
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	650,000	782,295
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	1,055,000	1,221,342
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	440,000	515,002
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	305,000	349,298
New York, NY, Transportation Development Corporation Special Facility Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 1/01/2051	2,185,000	2,301,024
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	3,440,000	3,859,233
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	195,000	229,710
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	175,000	202,934
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	150,000	170,424
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	240,000	271,937
		$17,677,774
General Obligations - General Purpose - 2.2%
Buncombe County, NC, Limited Obligation, 5%, 6/01/2028	$1,450,000	$1,798,754
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	620,000	666,841
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	240,000	282,391
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	265,000	313,840
Mecklenburg County, NC, “A”, 5%, 8/01/2018	2,100,000	2,260,293
New Hanover County, NC, Public Improvement, “A”, 5%, 8/01/2030	2,000,000	2,305,080
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	625,000	637,300
		$8,264,499

Issuer	Shares/Par	Value ($)
General Obligations - Schools - 1.9%
Wake County, NC, “C”, 5%, 3/01/2024	$5,570,000	$7,047,944

Healthcare Revenue - Hospitals - 19.4%
Albemarle, NC, Hospital Authority Health Care Facilities Rev., 5.25%, 10/01/2038 (Prerefunded 10/01/2017)	$2,000,000	$2,088,100
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2031	1,000,000	1,011,570
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5.25%, 1/15/2034	4,000,000	4,346,720
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	1,140,000	1,335,670
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	360,000	409,651
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	525,000	591,848
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/2030	310,000	357,793
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/2039	1,450,000	1,659,917
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027	790,000	887,802
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039	1,110,000	1,241,080
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039	55,000	58,710
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	320,000	371,069
North Carolina Hospital Authority Mortgage Rev. (Johnston Memorial), AGM, 5.25%, 10/01/2036 (Prerefunded 4/01/2018)	1,960,000	2,088,360
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.375%, 7/01/2026	2,000,000	2,378,780
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.5%, 7/01/2031	1,000,000	1,177,170
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County HealthCare System), 5.75%, 1/01/2035 (Prerefunded 1/01/2021)	800,000	956,344

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2035	$1,620,000	$1,853,086
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2042	2,420,000	2,793,188
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2042	3,500,000	3,872,050
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “D”, 4%, 6/01/2035	1,250,000	1,398,738
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “D”, 4%, 6/01/2036	2,000,000	2,227,120
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), “A”, 5.25%, 11/01/2040	3,000,000	3,379,410
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2030	5,250,000	5,842,725
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2033	3,000,000	3,591,570
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2045	2,500,000	2,929,075
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/2031	4,355,000	5,052,453
North Carolina Medical Care Commission, Health Care Facilities Rev., “A”, 5%, 10/01/2038	1,825,000	2,107,547
North Carolina Medical Care Commission, Health System Rev. (Mission Health Combined Group), 5%, 10/01/2036	2,000,000	2,383,080
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 5%, 10/01/2025 (Prerefunded 10/01/2017)	1,600,000	1,667,552
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 6/01/2029	2,215,000	2,506,981
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5%, 6/01/2034	2,000,000	2,220,200
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 10/01/2038	1,000,000	1,062,300
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	2,040,000	2,325,784
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	470,000	549,411
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	270,000	312,846

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	$635,000	$740,073
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/2039 (Prerefunded 2/15/2019)	2,195,000	2,489,745
		$72,265,518
Healthcare Revenue - Long Term Care - 4.5%
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/2045	$1,000,000	$1,081,700
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	1,500,000	1,620,990
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2035	1,000,000	1,182,160
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community), 5%, 11/01/2037	2,750,000	3,305,143
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2031	1,000,000	1,198,320
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2036	800,000	939,472
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	1,500,000	1,661,385
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne Project), 5.25%, 10/01/2037	1,500,000	1,659,705
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 5.875%, 1/01/2031	480,000	513,854
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 6%, 1/01/2039	1,520,000	1,634,319
North Carolina Medical Care Commission, Retirement Facilities Rev. (The United Methodist Retirement Homes), “A”, 5%, 10/01/2033	1,590,000	1,704,321
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/2029	35,000	40,804
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/2039	220,000	261,327
		$16,803,500

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Human Services - 0.3%
North Carolina Medical Care Commission, Health Care Facilities Rev., “A” (ARC Projects), 5.8%, 10/01/2034	$1,000,000	$1,002,810

Industrial Revenue - Paper - 0.3%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), 5.7%, 5/01/2034	$1,000,000	$1,148,550

Miscellaneous Revenue - Other - 1.7%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2/01/2025	$1,000,000	$1,260,900
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	420,000	473,033
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	640,000	714,579
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	3,145,000	3,687,387
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	100,000	112,221
		$6,248,120
Multi-Family Housing Revenue - 0.2%
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 1/01/2022	$635,000	$649,332

Port Revenue - 0.3%
North Carolina Ports Authority Facilities Rev., “A”, 5.25%, 2/01/2040	$1,000,000	$1,114,320

Sales & Excise Tax Revenue - 2.1%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	$1,675,000	$1,962,564
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	1,140,000	1,263,747
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	2,385,000	2,794,385
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	15,000	16,890
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	940,000	705,038
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	725,000	171,861
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	195,000	39,109
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	4,015,000	759,397

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	$1,145,000	$130,896
		$7,843,887
Single Family Housing - State - 0.4%
North Carolina Housing Finance Agency Rev., “29-A”, 4.85%, 7/01/2038	$490,000	$491,882
North Carolina Housing Finance Agency Rev., “31-A”, 5.25%, 7/01/2038	940,000	950,171
		$1,442,053
State & Local Agencies - 12.7%
Asheville, NC, Limited Obligation, 5%, 4/01/2028	$400,000	$465,408
Charlotte, NC, COP (NASCAR Hall of Fame), “C”, 5%, 6/01/2039	5,130,000	5,606,628
Charlotte, NC, COP (Transit Projects), 5%, 6/01/2033	3,000,000	3,189,510
Charlotte, NC, COP (Transit Projects/Phase II), “B”, 5%, 6/01/2026	1,250,000	1,559,125
Charlotte, NC, COP, “E”, 5%, 6/01/2026	760,000	839,694
Charlotte, NC, COP, “E”, 5%, 6/01/2034	2,000,000	2,185,820
Chatham County, NC, Limited Obligation Bond, 5%, 11/01/2028	2,345,000	2,894,058
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.314%, 6/01/2037	2,310,000	1,945,621
Harnett County, NC, COP, ASSD GTY, 5%, 6/01/2029	400,000	442,856
Iredell County, NC, Public Facilities (School Projects), AGM, 5.125%, 6/01/2027	3,230,000	3,440,628
Mecklenburg County, NC, COP, “A”, 5%, 2/01/2028 (Prerefunded 2/01/2019)	350,000	383,324
Mooresville, NC, COP, 5%, 9/01/2032 (Prerefunded 9/01/2017)	3,120,000	3,239,402
Nash County, NC, Limited Obligation, ASSD GTY, 5%, 10/01/2030	2,000,000	2,272,840
North Carolina Capital Improvement Obligation, “A”, 5%, 5/01/2026 (Prerefunded 5/01/2019)	1,450,000	1,599,524
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/2024	750,000	889,485
Pitt County, NC, Limited Obligation, “A”, 5%, 4/01/2035	2,000,000	2,189,220
Salisbury, NC, COP, ASSD GTY, 5.625%, 3/01/2026	1,000,000	1,088,570
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2009”, 5%, 6/01/2032	3,000,000	3,321,420
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2010”, 5%, 1/01/2033	6,000,000	6,776,460
Wilmington, NC, COP, “A”, 5%, 6/01/2038	2,650,000	2,831,340
		$47,160,933
Tax - Other - 1.5%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024	$420,000	$477,506
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029	145,000	165,982

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tax - Other - continued
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	$2,240,000	$2,245,286
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	660,000	700,927
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	1,990,000	2,133,280
		$5,722,981
Tax Assessment - 0.3%
Mooresville, NC, Special Assessment Rev., 5.375%, 3/01/2040	$1,000,000	$1,044,750

Tobacco - 1.6%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037	$1,295,000	$1,326,261
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	1,975,000	2,346,478
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	865,000	879,644
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	540,000	517,396
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	920,000	889,438
		$5,959,217
Toll Roads - 1.0%
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5.25%, 1/01/2056	$375,000	$455,861
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	435,000	546,852
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	350,000	434,046
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	725,000	865,375
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	1,160,000	1,337,283
		$3,639,417
Transportation - Special Tax - 5.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2028	$1,715,000	$2,004,989
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	850,000	1,005,550
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	435,000	439,467

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	$65,000	$65,053
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	230,000	250,422
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	2,945,000	3,138,575
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ETM, AGM, 6%, 7/01/2018	5,810,000	6,038,449
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/2028	2,300,000	2,653,648
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/2036	3,000,000	3,457,530
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2033	625,000	705,988
		$19,759,671
Universities - Colleges - 19.3%
Appalachian State University, NC, Rev., 4%, 10/01/2019	$1,080,000	$1,175,267
East Carolina University, NC, General Rev., “A”, 4%, 10/01/2045	2,195,000	2,394,284
Florida State University Board of Governors, System Improvement Rev., 6.25%, 7/01/2030	1,000,000	1,099,510
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	2,000,000	2,173,920
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/2017	1,545,000	1,600,496
New York Dormitory Authority Rev., Non-State Supported Debt (Columbia University), “A-2”, 5%, 10/01/2046	1,315,000	1,941,216
North Carolina Agricultural & Technical University Rev., “A”, 5%, 10/01/2035	3,075,000	3,685,818
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University), 5.25%, 3/01/2033	1,000,000	1,116,580
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College), 4%, 6/01/2034	1,370,000	1,461,653
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/2028	980,000	1,069,621
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/2029	865,000	944,104
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/2031	2,000,000	2,182,900
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 4%, 1/01/2037	1,200,000	1,347,168

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 4%, 1/01/2038	$1,000,000	$1,119,890
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/2038	1,000,000	1,091,450
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 4%, 1/01/2039	3,000,000	3,354,180
North Carolina Capital Facilities, Finance Agency Rev. (Davidson College), 5%, 3/01/2045	1,500,000	1,746,765
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 10/01/2038	2,500,000	2,744,125
North Carolina Capital Facilities, Finance Agency Rev. (Meredith College), 6%, 6/01/2031	3,240,000	3,437,867
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	450,000	523,175
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, NATL, 5%, 7/01/2020	2,180,000	2,200,470
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	170,000	156,087
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	275,000	251,361
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/2031	115,000	82,465
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/2042	55,000	39,224
University of North Carolina, Chapel Hill, 5%, 12/01/2031 (Prerefunded 12/01/2017)	3,250,000	3,410,550
University of North Carolina, Chapel Hill, “A”, ASSD GTY, 5%, 4/01/2034 (Prerefunded 4/01/2019)	200,000	220,248
University of North Carolina, Charlotte, Rev., 5%, 4/01/2043	1,715,000	2,004,098
University of North Carolina, Greensboro, Rev., 5%, 4/01/2026	3,000,000	3,491,490
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	2,000,000	2,340,120
University of North Carolina, Raleigh, Rev., “A”, 5%, 10/01/2029	5,000,000	6,127,550
University of North Carolina, Systems Pool Rev. (General Trust Indenture), “C”, 5.5%, 10/01/2034	1,890,000	2,145,188
University of North Carolina, Systems Pool Rev., “B”, 5.125%, 10/01/2034	2,000,000	2,209,460
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 4/01/2024	1,615,000	1,851,743

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 4/01/2025	$1,705,000	$1,953,657
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2032	500,000	560,405
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2033	400,000	446,868
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2034	500,000	558,135
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2031	500,000	563,595
University of North Carolina, Wilmington, Limited Obligation, Refunding Student Housing Projects, 5%, 6/01/2028	3,045,000	3,720,107
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	195,000	219,118
Winston-Salem State University, NC, General Rev., 5%, 4/01/2033	1,000,000	1,129,980
		$71,891,908
Universities - Dormitories - 0.5%
Winston-Salem State University, NC, Student Housing Project Rev., 5%, 6/01/2029	$1,550,000	$1,780,284

Utilities - Cogeneration - 0.1%
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/2045	$450,000	$462,609

Utilities - Municipal Owned - 5.8%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2020	$1,000,000	$1,127,380
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2021	1,000,000	1,152,430
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	520,000	586,638
North Carolina Eastern Municipal Power Agency, ETM, AMBAC, 6%, 1/01/2018	14,245,000	15,162,663
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 5%, 1/01/2030 (Prerefunded 1/01/2019)	1,780,000	1,939,025
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 5%, 1/01/2030	720,000	780,617
Puerto Rico Electric Power Authority Rev., “VV”, 5.25%, 7/01/2029	245,000	266,418
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	370,000	403,407
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	40,000	43,788
		$21,462,366

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Utilities - Other - 1.7%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$1,695,000	$2,471,463
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	1,055,000	1,165,986
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,290,000	1,612,784
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	805,000	914,134
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	255,000	289,713
		$6,454,080
Water & Sewer Utility Revenue - 10.0%
Asheville, NC, Water & Sewer Systems Rev., NATL, 5%, 8/01/2032 (Prerefunded 8/01/2017)	$1,000,000	$1,035,160
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 8/01/2035	3,000,000	3,224,490
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 8/01/2036	4,410,000	5,113,175
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 6/01/2040	1,250,000	1,482,163
Chicago, IL, Wastewater Transmission Rev., Second Lien, “C”, 5%, 1/01/2030	495,000	575,126
Dallas, TX, Waterworks & Sewer System Rev., “A”, 5%, 10/01/2036	985,000	1,216,475
Durham County, NC, Enterprise Systems Rev., 5%, 6/01/2029	1,590,000	1,878,219
Fayetteville, NC, Public Works Commission Rev., “B”, 5%, 3/01/2035	1,750,000	1,921,483
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., “A”, AGM, 5%, 11/01/2033	2,400,000	2,604,096
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	220,000	255,743
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,000,000	1,152,450
High Point, NC, Combined Enterprise System Rev., AGM, 5%, 11/01/2033	2,000,000	2,170,580
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/2032	95,000	110,622

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2035	$60,000	$69,730
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2037	140,000	161,959
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/2036	115,000	132,172
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2029	1,400,000	1,713,922
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.625%, 6/01/2030	500,000	572,570
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2031	1,600,000	1,937,744
Oak Island, NC, Enterprise System Rev., ASSD GTY, 6%, 6/01/2034 (Prerefunded 6/01/2019)	1,000,000	1,134,300
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.75%, 6/01/2036	800,000	917,352
Raleigh, NC, Combined Enterprise Systems Rev., “A”, 5%, 3/01/2029	3,145,000	3,829,887
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 6/01/2034 (Prerefunded 6/01/2019)	2,000,000	2,215,400
Winston-Salem, NC, Water & Sewer Systems Rev., “A”, 5%, 6/01/2031	750,000	923,003
Winston-Salem, NC, Water & Sewer Systems Rev., “A”, 5%, 6/01/2032	750,000	919,380
		$37,267,201
Total Municipal Bonds (Identified Cost, $336,999,817)		$364,113,724

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.4% (v) (Identified Cost, $2,105,318)	2,105,318	$2,105,318
Total Investments (Identified Cost, $339,105,135)		$366,219,042

Other Assets, Less Liabilities - 1.5%		5,728,977
Net Assets - 100.0%		$371,948,019

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

MFS PENNSYLVANIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.4%

Issuer	Shares/Par	Value ($)
Airport Revenue - 2.5%
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$215,000	$258,750
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	335,000	387,819
Philadelphia, PA, Airport Rev., “A”, AGM, 5%, 6/15/2040	2,000,000	2,233,880
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	65,000	76,570
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	55,000	63,779
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	45,000	51,127
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	80,000	90,646
		$3,162,571
General Obligations - General Purpose - 10.6%
Bucks County, PA, 5%, 5/01/2027	$325,000	$418,178
Cambria County, PA, ETM, BAM, 5%, 8/01/2020	390,000	448,800
Cambria County, PA, Unrefunded Balance, BAM, 5%, 8/01/2020	610,000	683,066
Commonwealth of Pennsylvania, 5%, 4/15/2019	1,000,000	1,096,010
Commonwealth of Pennsylvania, 5%, 6/01/2020	1,500,000	1,695,720
Commonwealth of Pennsylvania, AGM, 4%, 2/01/2034	1,000,000	1,106,620
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	325,000	356,002
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	90,000	95,650
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	215,000	231,243
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	75,000	88,247
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	90,000	106,587
Penn Hills, PA, Capital Appreciation, “D”, 0%, 12/01/2032	595,000	362,974
Philadelphia, PA, Authority For Industrial Development City Agreement Rev. (Cultural and Commercial Corridors Program), “A”, 5%, 12/01/2031	1,000,000	1,185,680
Philadelphia, PA, Authority for Industrial Development Rev. (National Board of Medical Examiners Project), 4%, 5/01/2035	1,000,000	1,098,490

Issuer	Shares/Par	Value ($)
General Obligations - General Purpose - continued
Philadelphia, PA, Redevelopment Authority City Agreement Rev., “A”, 5%, 4/15/2028	$1,000,000	$1,182,860
Philadelphia, PA, Redevelopment Authority Rev., BAM, 5%, 4/15/2024	1,000,000	1,167,380
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2017	520,000	530,234
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	430,000	442,440
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, ASSD GTY, 5%, 7/01/2036	25,000	25,027
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AMBAC, 5.45%, 7/01/2030	165,000	165,875
Township of Cranberry Butler County, PA, 5%, 10/01/2035	1,000,000	1,212,090
		$13,699,173
General Obligations - Schools - 8.1%
Carlisle, PA, School District, 5%, 9/01/2026	$1,000,000	$1,154,820
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2031	1,150,000	789,349
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2033	760,000	491,272
Daniel Boone, PA, School District Rev., 5%, 8/15/2032 (Prerefunded 8/15/2018)	220,000	236,850
Daniel Boone, PA, School District Rev., 5%, 8/15/2032	10,000	10,697
Daniel Boone, PA, School District Rev., 5%, 8/15/2032 (Prerefunded 8/15/2018)	160,000	172,192
Daniel Boone, PA, School District Rev., 5%, 8/15/2032 (Prerefunded 8/15/2018)	110,000	118,382
Deer Lakes, PA, School District, ASSD GTY, 5.375%, 4/01/2034	1,275,000	1,405,280
Northampton County, PA, Area School District, “A”, 5%, 10/01/2033	1,000,000	1,186,310
Reading, PA, School District, “A”, 5%, 4/01/2018	1,000,000	1,045,030
Reading, PA, School District, “A”, 5%, 4/01/2020	665,000	729,798
Scranton, PA, School District, “A”, AGM, 5%, 7/15/2027	1,340,000	1,386,418
West Chester, PA, Area School District, “A”, 5%, 5/15/2024	500,000	632,495
Whitehall-Coplay, PA, School District, “A”, AGM, 5.375%, 11/15/2034	1,000,000	1,099,470
		$10,458,363
Healthcare Revenue - Hospitals - 18.3%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), 5%, 9/01/2018	$500,000	$537,790

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 8/15/2029	$1,000,000	$1,116,270
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/2040	1,500,000	1,678,575
Butler County, PA, Hospital Authority Rev. (Butler Health System), 7.25%, 7/01/2039 (Prerefunded 7/01/2019)	500,000	584,930
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 5%, 11/15/2041	850,000	1,004,896
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 6.25%, 11/15/2041	500,000	627,190
Chester County, PA, Health & Educational Facilities Authority Rev. (Chester County Junior High School), “A”, 5%, 5/15/2040	1,000,000	1,108,820
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), 5.75%, 6/01/2020 (Prerefunded 6/01/2019)	445,000	501,226
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), 5.75%, 6/01/2020	305,000	341,987
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	305,000	347,618
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	705,000	803,404
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	500,000	536,260
Geisinger Authority, PA, Health System Rev., “A”, 5.125%, 6/01/2034	1,000,000	1,090,360
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028	500,000	588,360
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	165,000	187,757
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	150,000	169,100
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 6/01/2025	335,000	381,243
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	390,000	445,454
Lancaster County, PA, Hospital Authority Rev. (University of Pennsylvania Health System), “A”, 5%, 8/15/2036	1,000,000	1,202,010
Lycoming County, PA, Health Authority Rev. (Susquehanna Health System), “A”, 5.75%, 7/01/2039	750,000	841,463

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/2030	$105,000	$121,188
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5%, 1/01/2027	250,000	252,500
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5.125%, 1/01/2037	250,000	252,355
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/2030	500,000	571,760
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039	20,000	21,349
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 8/15/2040	500,000	542,050
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pennsylvania Health System), 5%, 8/15/2029	1,000,000	1,229,600
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (The Children’s Hospital of Philadelphia), “C”, 5%, 7/01/2025	1,000,000	1,167,730
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	810,000	931,549
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 6%, 6/01/2025 (Prerefunded 6/01/2018)	430,000	465,888
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 6%, 6/01/2025	320,000	340,531
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044	1,000,000	1,152,350
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 11/15/2033	500,000	561,155
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	155,000	181,189
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), “B”, 5.625%, 1/01/2032	500,000	592,675
Westmoreland County, PA, Industrial Development Authority Rev. (Excela Health Project), 5.125%, 7/01/2030	1,000,000	1,102,110
		$23,580,692
Healthcare Revenue - Long Term Care - 5.4%
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/2037	$300,000	$301,065
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 12/01/2022	250,000	251,130
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	500,000	522,915

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - continued
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2040	$500,000	$535,855
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/2041	500,000	532,730
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039 (Prerefunded 1/01/2019)	450,000	504,275
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039	50,000	55,697
East Hempfield Township, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2039	750,000	870,743
Lancaster County, PA, Hospital Authority Health System Rev. (Landis Homes Retirement Community Project), “A”, 5%, 7/01/2045	500,000	564,540
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2035	500,000	588,015
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 11/15/2036	1,000,000	1,176,360
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (Lanier Village Estates, Inc.), “A-1”, 6.25%, 11/15/2029	250,000	290,320
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	400,000	417,288
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	55,000	68,030
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040	105,000	130,397
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance, (Westminster Manor Health), 7%, 11/01/2030	10,000	11,771
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/2029	10,000	11,658
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/2039	70,000	83,150
		$6,915,939
Industrial Revenue - Environmental Services - 0.5%
Delaware County, PA, Industrial Development Authority Rev. (Covanta Project), “A”, 5%, 7/01/2043	$500,000	$516,795
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 7/01/2019	115,000	115,453
		$632,248

Issuer	Shares/Par	Value ($)
Industrial Revenue - Other - 1.0%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 3/01/2031	$1,000,000	$1,316,320

Miscellaneous Revenue - Other - 1.0%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$145,000	$163,309
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	225,000	251,219
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	750,000	873,885
		$1,288,413
Sales & Excise Tax Revenue - 1.1%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	$580,000	$679,574
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/2016	120,000	120,562
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	325,000	243,763
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	250,000	59,263
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	70,000	14,039
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,395,000	263,850
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	400,000	45,728
		$1,426,779
Secondary Schools - 2.8%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	$345,000	$407,583
Montgomery County, PA, Higher Education & Health Authority Refunding Rev. (The Hill School Project), 5%, 8/15/2025	150,000	188,703
Montgomery County, PA, Higher Education & Health Authority Refunding Rev. (The Hill School Project), 5%, 8/15/2026	210,000	261,700
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2037	500,000	512,125
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Charter School), 6.375%, 11/15/2040	500,000	549,405

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Secondary Schools - continued
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 8/01/2035	$665,000	$737,259
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	400,000	426,592
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	400,000	465,868
		$3,549,235
Single Family Housing - State - 0.7%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “97-A”, 4.5%, 10/01/2022	$890,000	$891,967

Solid Waste Revenue - 0.4%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	$500,000	$549,650

State & Local Agencies - 3.3%
Commonwealth Financing Authority Rev., “A-2”, 5%, 6/01/2036	$1,500,000	$1,710,645
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 8/01/2018	815,000	873,957
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.314%, 6/01/2037	745,000	627,484
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., 5.5%, 7/01/2023 (Prerefunded 7/01/2018)	60,000	64,810
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., 5.5%, 7/01/2023 (Prerefunded 7/01/2018)	440,000	475,275
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/2034	500,000	556,905
		$4,309,076
Tax - Other - 2.4%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2035	$750,000	$816,135
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024	140,000	159,169
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	185,000	219,713
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	60,000	70,448
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029	45,000	51,512
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	115,000	136,022
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	185,000	216,332

Issuer	Shares/Par	Value ($)
Tax - Other - continued
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	$115,000	$135,356
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	100,000	100,236
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	655,000	699,743
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	430,000	460,960
		$3,065,626
Tax Assessment - 0.2%
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 7/01/2035	$215,000	$217,111

Tobacco - 1.6%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 6/01/2037	$665,000	$683,879
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	755,000	897,008
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	285,000	289,825
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	165,000	158,093
		$2,028,805
Toll Roads - 1.8%
Delaware River Port Authority Rev., 5%, 1/01/2029	$1,145,000	$1,381,809
Pennsylvania Turnpike Commission Rev., “B”, 5%, 12/01/2030	525,000	638,663
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	140,000	175,998
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	110,000	136,414
		$2,332,884
Transportation - Special Tax - 2.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$145,000	$151,376
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	270,000	272,773
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	530,000	564,837
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	745,000	803,781

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	$70,000	$76,530
Pennsylvania Turnpike Commission (Motor License Fund), “B”, 5%, 12/01/2030	1,000,000	1,156,720
		$3,026,017
Universities - Colleges - 16.7%
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 3/01/2033	$1,250,000	$1,322,675
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, 5%, 3/01/2032	500,000	596,040
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 10/15/2038	250,000	267,023
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.75%, 10/15/2040	500,000	566,415
Commonwealth of Pennsylvania, State Public School Building Authority Rev. (Montgomery County Community College), 5%, 5/01/2033	1,000,000	1,181,910
Crawford County, PA, Industrial Development Authority, College Rev., “A”, 6%, 11/01/2031	250,000	275,675
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), 5%, 11/01/2026	1,000,000	1,050,980
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), “HH1”, 5%, 11/01/2039	300,000	327,648
Delaware County, PA, Authority University Rev. (Neumann University), 5.25%, 10/01/2031	565,000	612,613
Delaware County, PA, Authority University Rev. (Neumann University), 6.125%, 10/01/2034 (Prerefunded 10/01/2018)	750,000	827,370
Delaware County, PA, Authority University Rev. (Villanova University), 4%, 12/01/2030	500,000	573,255
Delaware County, PA, Authority University Rev. (Villanova University), 5.25%, 12/01/2031	350,000	396,680
Erie, PA, Higher Education Building Authority Rev. (Gannon University), “A”, 5.5%, 5/01/2040	1,000,000	1,080,480
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	1,050,000	1,141,308
Lancaster, PA, Higher Education Authority College Rev. (Franklin & Marshall College), 5%, 4/15/2037	500,000	531,595
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/2017	505,000	523,140
Northampton County, PA, General Purpose Authority Rev. (Lafayette College), 5%, 11/01/2034	250,000	269,160

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Northampton County, PA, General Purpose Authority Rev. (Lehigh University), 5.5%, 11/15/2033	$500,000	$552,840
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), NATL, 5%, 5/01/2037	630,000	658,293
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5.25%, 5/01/2027	500,000	516,710
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5%, 5/01/2037	500,000	512,595
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/2041	500,000	571,545
Philadelphia, PA, Authority for Industrial Development Rev. (Temple University), 5%, 4/01/2027	805,000	991,567
Philadelphia, PA, Authority for Industrial Development Rev. (Temple University), 5%, 4/01/2036	750,000	884,640
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	95,000	86,834
Snyder County, PA, Higher Education Authority Rev. (Susquehanna University), 5%, 1/01/2038	1,000,000	1,062,730
Union County, PA, Higher Educational Facilities Financing Authority, University Rev. (Bucknell University), “B”, 5%, 4/01/2027	520,000	654,623
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	25,000	25,028
Washington County, PA, Industrial Development Authority College Rev. (Washington Jefferson College), 5.25%, 11/01/2030	1,000,000	1,122,370
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), 5%, 11/01/2035	1,000,000	1,126,690
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), “A”, 5%, 11/01/2026	1,000,000	1,218,690
		$21,529,122
Universities - Dormitories - 3.1%
Clarion County, PA, Industrial Development Authority Student Housing Rev. (Clarion University Foundation, Inc.), “A”, 5%, 7/01/2045	$1,000,000	$1,098,890
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/2046	1,000,000	1,109,630
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 7/01/2043	1,000,000	1,182,070

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Dormitories - continued
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 10/01/2043	$500,000	$572,970
		$3,963,560
Utilities - Investor Owned - 2.1%
Clarion County, PA, Industrial Development Authority, Water Facility Rev. (Pennsylvania American Water Co.), 5.5%, 12/01/2039	$1,000,000	$1,100,780
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	415,000	477,229
Pennsylvania Economic Development Financing Authority, Water Facilities Rev. (Aqua Pennsylvania, Inc.), “A”, 5%, 10/01/2039	1,000,000	1,102,930
		$2,680,939
Utilities - Municipal Owned - 1.8%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030	$315,000	$352,825
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	95,000	111,153
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	105,000	122,277
Philadelphia, PA, Gas Works Rev., 5%, 8/01/2031	500,000	593,305
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “9”, 5.25%, 8/01/2040 (Prerefunded 8/01/2020)	390,000	451,503
Philadelphia, PA, Gas Works Rev., Unrefunded Balance, (1998 General Ordinance), “9”, 5.25%, 8/01/2040	610,000	687,793
		$2,318,856
Utilities - Other - 1.8%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$545,000	$794,659
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	280,000	405,297
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	420,000	464,184
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	235,000	279,744
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	255,000	289,570
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	75,000	85,210
		$2,318,664

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - 6.8%
Allegheny County, PA, Sanitation Authority Sewer Rev., BAM, 5%, 12/01/2030	$500,000	$614,730
Allegheny County, PA, Sanitation Authority Sewer Rev., AGM, 5%, 6/01/2040	1,000,000	1,134,810
Bucks County, PA, Water & Sewer Authority, Water System Rev., 5%, 12/01/2033	1,000,000	1,144,670
Canonsburg-Houston, PA, Joint Authority Sewer Rev., “A” , 5%, 12/01/2040	1,000,000	1,172,380
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/2042	500,000	564,325
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	45,000	46,386
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	110,000	113,191
Delaware County, PA, Regional Water Quality Control Authority Rev., 5%, 5/01/2027	450,000	555,489
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2020	45,000	50,801
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	120,000	138,360
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	260,000	284,718
Harrisburg, PA, Water Authority Rev., 5.25%, 7/15/2031	1,000,000	1,037,940
Philadelphia, PA, Water & Wastewater Rev., “A”, 5.25%, 1/01/2032	1,000,000	1,083,440
St. Mary’s, PA, Water Authority Rev., 5.15%, 2/01/2030	750,000	815,243
		$8,756,483
Total Municipal Bonds (Identified Cost, $113,504,944)		$124,018,493

Money Market Funds - 2.4%
MFS Institutional Money Market Portfolio, 0.4% (v) (Identified Cost, $3,085,708)	3,085,708	$3,085,708
Total Investments (Identified Cost, $116,590,652)		$127,104,201

Other Assets, Less Liabilities - 1.2%		1,582,376
Net Assets - 100.0%		$128,686,577

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.9%

Issuer	Shares/Par	Value ($)
Airport Revenue - 3.5%
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2021	$2,000,000	$2,342,760
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	220,000	257,501
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	155,000	177,512
Horry County, SC, Airport Rev. (Myrtle Beach International Airport), “A”, 5%, 7/01/2040	2,250,000	2,506,185
New York, NY, Transportation Development Corporation Special Facility Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 1/01/2051	1,120,000	1,179,472
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	10,000	11,780
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	104,366
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	75,000	85,212
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	120,000	135,968
		$6,800,756
General Obligations - General Purpose - 7.1%
Aiken County, SC, County Administration Building Project, 5%, 3/01/2025	$910,000	$1,082,663
Berkeley County, SC, General Obligation, “A”, 5%, 3/01/2027	2,020,000	2,616,304
Charleston County, SC, General Obligation, Transportation Sales Tax, 5%, 11/01/2020	1,000,000	1,162,650
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 7/01/2033	1,715,000	2,130,973
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	495,000	542,218
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	130,000	138,161
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	65,000	69,579
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	280,000	293,801
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	50,000	59,215
Laurens County, SC, School District No. 56, 6.125%, 3/01/2033 (Prerefunded 3/01/2019)	1,000,000	1,124,940
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	105,000	107,066
Richland County, SC, General Obligation, “B”, 5%, 3/01/2023	1,000,000	1,234,250

Issuer	Shares/Par	Value ($)
General Obligations - General Purpose - continued
South Carolina, State Highway, “A”, 5%, 6/01/2018	$3,000,000	$3,207,630
		$13,769,450
General Obligations - Schools - 9.7%
Anderson County, SC, School District, “A”, 5%, 3/01/2026	$1,240,000	$1,600,629
Chesterfield County, SC, School District, 5%, 3/01/2025	1,000,000	1,193,970
Greenwood, SC, Fifty School Facilities, Inc., Installment Purchase Rev. (Greenwood School District No. 50), BAM, 5%, 12/01/2028	3,000,000	3,706,110
Lexington County, SC, School District No. 1, “A”, 5%, 3/01/2023	1,030,000	1,266,612
Oconee County, GA, General Obligation, “A”, 5%, 3/01/2022	805,000	965,211
Orangeburg County, SC, Consolidated School District, 4%, 4/01/2019	1,315,000	1,413,796
Richland County, SC, School District No. 1, “A”, 5%, 3/01/2025	2,000,000	2,344,900
Richland County, SC, School District No. 1, “A”, 5%, 3/01/2029	3,000,000	3,501,780
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), N, 5%, 12/01/2026	1,000,000	1,230,860
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), N, 5%, 12/01/2027	1,195,000	1,458,940
		$18,682,808
Healthcare Revenue - Hospitals - 15.3%
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	$400,000	$455,892
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	925,000	1,054,112
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, 5%, 11/01/2037	3,000,000	3,343,890
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 5/01/2020	3,400,000	3,743,740
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), 5.375%, 10/01/2039	1,000,000	1,105,590
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), “B”, 5%, 10/01/2031	1,950,000	2,217,443
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028	550,000	647,196
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	480,000	562,387
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	155,000	176,378

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	$180,000	$202,919
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	605,000	691,025
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/2045	865,000	990,460
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2032	1,500,000	1,564,590
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2035	1,000,000	1,195,890
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2036	1,000,000	1,191,230
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5%, 11/01/2026	500,000	576,980
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027	400,000	449,520
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039	445,000	497,550
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 1/01/2029 (Prerefunded 1/01/2019)	585,000	655,925
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	915,000	1,043,182
South Carolina Jobs & Economic Development Authority Hospital Rev. (Conway Hospital, Inc.), 5%, 7/01/2037	1,250,000	1,387,413
South Carolina Jobs & Economic Development Authority Hospital Rev. (Palmetto Health), 5.75%, 8/01/2039	275,000	298,526
South Carolina Jobs & Economic Development Authority Hospital Rev. (Palmetto Health), “A”, 5.25%, 8/01/2030	1,000,000	1,181,430
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2/01/2038	1,500,000	1,639,155
Spartanburg County, SC, Regional Health Services District, “A”, 5%, 4/15/2037	2,000,000	2,241,820
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	105,000	121,662
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	255,000	297,195
		$29,533,100
Healthcare Revenue - Long Term Care - 0.9%
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/2047	$205,834	$210,576

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - continued
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/2047	$149,008	$16,643
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 10/01/2026	400,000	400,972
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/2043	750,000	778,935
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	250,000	262,093
		$1,669,219
Industrial Revenue - Other - 0.5%
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM, 6.75%, 5/01/2017	$1,000,000	$1,033,910

Industrial Revenue - Paper - 0.6%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$1,000,000	$1,092,100
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	100,000	126,078
		$1,218,178
Miscellaneous Revenue - Other - 0.0%
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	$45,000	$50,499

Multi-Family Housing Revenue - 0.5%
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5%, 2/20/2038	$1,000,000	$1,001,370

Port Revenue - 0.9%
South Carolina Port Authority Rev., 5%, 7/01/2028	$300,000	$359,667
South Carolina Port Authority Rev., 5%, 7/01/2029	450,000	536,963
South Carolina Port Authority Rev., 5%, 7/01/2033	500,000	585,270
South Carolina Port Authority Rev., 5.25%, 7/01/2040	250,000	280,723
		$1,762,623
Sales & Excise Tax Revenue - 0.9%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	$725,000	$833,083
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	475,000	356,269
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	375,000	88,894

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	$100,000	$20,056
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	2,080,000	393,411
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	595,000	68,020
		$1,759,733
Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	$220,000	$242,389

Solid Waste Revenue - 0.6%
Three Rivers, SC, Solid Waste Authority Rev., 5%, 10/01/2028 (Prerefunded 10/01/2017)	$1,000,000	$1,042,120

State & Local Agencies - 9.7%
Berkeley County, SC, General Obligation, “A”, 5%, 3/01/2024	$1,000,000	$1,252,200
Berkeley County, SC, School District Special Obligation, 5%, 12/01/2020	800,000	912,912
Berkeley County, SC, School District Special Obligation, 5%, 12/01/2021	1,000,000	1,166,750
Charleston County, SC, Special Source Rev., “C”, 5%, 12/01/2021	1,000,000	1,188,700
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), 5%, 12/01/2031 (Prerefunded 12/01/2016)	3,720,000	3,747,119
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), “B”, 5%, 12/01/2030	3,595,000	4,362,748
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.314%, 6/01/2037	1,330,000	1,120,206
Greenville County, SC, School District Installment Purchase Rev., AGM, 5%, 12/01/2028 (Prerefunded 12/01/2016)	680,000	684,957
Los Angeles County, CA, Public Works Financing Authority Lease Rev., “D”, 5%, 12/01/2032	1,140,000	1,405,848
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/2039	290,000	332,096
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2027	15,000	18,076
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2028	50,000	59,548
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2029	55,000	65,128
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2028	2,000,000	2,421,860
		$18,738,148

Issuer	Shares/Par	Value ($)
Tax - Other - 4.2%
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2025	$50,000	$53,242
Greenville County, SC, Hospitality Tax Rev., AGM, 5%, 4/01/2022	1,025,000	1,178,002
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 4/01/2029	750,000	834,713
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 4/01/2030	500,000	556,700
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024	180,000	204,646
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	285,000	338,477
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	95,000	111,543
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029	60,000	68,682
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	180,000	212,904
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	285,000	333,268
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	180,000	211,862
Myrtle Beach, SC, Tax Increment Refunding Bonds Rev. (Myrtle Beach Air Force Vase Redevelopment Project Area), 5%, 10/01/2030	1,000,000	1,207,260
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	320,000	320,755
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	390,000	414,184
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	1,245,000	1,330,046
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	635,000	680,720
		$8,057,004
Tax Assessment - 0.2%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 12/01/2037	$355,000	$355,490

Tobacco - 1.6%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 6/01/2037	$840,000	$863,848
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	850,000	1,009,877
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	235,000	225,163
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	920,000	889,438
		$2,988,326

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Toll Roads - 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$335,000	$399,863
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	535,000	616,764
		$1,016,627
Transportation - Special Tax - 3.8%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$755,000	$788,197
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	435,000	514,605
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	20,000	20,016
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	100,000	108,879
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	970,000	1,033,758
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	1,110,000	1,197,579
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2031	80,000	84,542
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	105,000	114,794
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	155,000	181,813
South Carolina Transportation Infrastructure Rev., “A”, 5%, 10/01/2023	2,825,000	3,319,940
		$7,364,123
Universities - Colleges - 6.8%
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, 5%, 4/01/2022	$1,205,000	$1,435,047
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	200,000	232,522
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	75,000	68,862
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	125,000	114,255

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/2031	$55,000	$39,440
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/2042	30,000	21,395
South Carolina Educational Facilities Authority (Wofford College), 5%, 4/01/2035	1,565,000	1,843,382
South Carolina Educational Facilities Authority (Wofford College), 5.25%, 4/01/2032	1,000,000	1,022,390
South Carolina Jobs & Economic Development Authority (Furman University), 5%, 10/01/2028	700,000	860,566
South Carolina Jobs & Economic Development Authority (Furman University), 5%, 10/01/2030	1,800,000	2,180,142
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	30,000	30,034
University of South Carolina, Athletic Facilities Rev., “A”, 4%, 5/01/2035	365,000	401,274
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2035	1,000,000	1,119,640
University of South Carolina, Athletic Facilities Rev., “A”, 4%, 5/01/2036	400,000	438,692
University of South Carolina, Athletic Facilities Rev., “A”, 5.5%, 5/01/2038	1,000,000	1,072,940
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2040	2,000,000	2,235,560
		$13,116,141
Universities - Dormitories - 2.1%
University of South Carolina, Higher Education Rev., “A”, 5%, 6/01/2035	$1,000,000	$1,068,290
University of South Carolina, Higher Education Rev., “A”, 5%, 6/01/2039	2,555,000	2,866,659
		$3,934,949
Utilities - Investor Owned - 0.5%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	$800,000	$919,960

Utilities - Municipal Owned - 8.4%
Easley, SC, Utility Rev., AGM, 5.25%, 12/01/2031	$2,500,000	$2,710,975
Easley, SC, Utility Rev., ASSD GTY, 5%, 12/01/2034	2,325,000	2,574,380
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2024	860,000	1,019,014
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	145,000	169,654
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	170,000	197,972
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 1/01/2021	2,700,000	3,252,069
Piedmont, SC, Municipal Power Agency, “C”, AGM, 5%, 1/01/2030	1,000,000	1,139,240
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	20,000	21,894

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - continued
South Carolina Public Service Authority Rev., “A”, 5.5%, 1/01/2038 (Prerefunded 1/01/2019)	$2,305,000	$2,538,704
South Carolina Public Service Authority Rev., “A”, 5%, 12/01/2046	2,000,000	2,328,760
South Carolina Public Service Authority, “A”, 5.5%, 1/01/2038 (Prerefunded 1/01/2019)	195,000	214,771
		$16,167,433
Utilities - Other - 2.0%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$685,000	$998,792
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 9/01/2042	790,000	897,566
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	130,000	172,051
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	270,000	314,493
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	290,000	345,216
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	570,000	712,625
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	330,000	374,738
		$3,815,481
Water & Sewer Utility Revenue - 17.5%
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, 5%, 1/01/2035	$1,000,000	$1,166,120
Charleston, SC, Waterworks & Sewer Rev., Refunding Systems, “A”, 4%, 1/01/2039	1,255,000	1,420,484
Charleston, SC, Waterworks & Sewer Rev., Refunding Systems, “A”, 4%, 1/01/2041	1,465,000	1,654,102
Charleston, SC, Waterworks & Sewer Rev., Refunding Systems, “B”, 5%, 1/01/2030	2,400,000	3,092,664
Columbia, SC, Waterworks & Sewer System Rev., 5%, 2/01/2021	400,000	466,116
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2/01/2025	580,000	669,407
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2/01/2036	3,000,000	3,438,690
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	35,000	36,078
Dorchester County, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 10/01/2029	1,000,000	1,095,440
Greenville, SC, Renewable Water Resource Sewer Systems Rev., “A”, 5%, 1/01/2024 (Prerefunded 1/01/2020)	1,000,000	1,128,720
Greenwood, SC, Sewer Systems Rev., AGM, 5%, 10/01/2030	1,000,000	1,081,510
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	90,000	104,622

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	$315,000	$344,947
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	410,000	472,505
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2030	500,000	621,275
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2035	500,000	608,540
Laurens County, SC, Water & Sewer Commission, Waterworks District (Rabon Creek), “A”, 5%, 3/01/2032	1,405,000	1,427,817
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 1/15/2039	2,000,000	2,213,080
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/2032	50,000	58,222
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2035	30,000	34,865
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2037	70,000	80,980
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/2036	60,000	68,959
North Charleston, SC, Sewer District, 5%, 7/01/2039	3,425,000	4,070,065
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2033	1,000,000	1,157,680
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2034	2,000,000	2,384,160
Spartanburg, SC, Waterworks Rev., ASSD GTY, 5%, 6/01/2039	2,000,000	2,203,540
Spartanburg, SC, Waterworks Rev., “A”, AGM, 5%, 6/01/2017	2,040,000	2,097,304
Sumter, SC, Waterworks & Sewer Systems Rev., SYNCORA, 5%, 12/01/2025 (Prerefunded 12/01/2017)	540,000	566,222
		$33,764,114
Total Municipal Bonds (Identified Cost, $176,184,398)		$188,803,951

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.4% (v) (Identified Cost, $645,796)	645,796	$645,796
Total Investments (Identified Cost, $176,830,194)		$189,449,747

Other Assets, Less Liabilities - 1.8%		3,515,521
Net Assets - 100.0%		$192,965,268

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

MFS TENNESSEE MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.2%

Issuer	Shares/Par	Value ($)
Airport Revenue - 3.9%
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$200,000	$240,702
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “A”, ASSD GTY, 5%, 7/01/2039	1,000,000	1,120,430
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “D”, 5%, 7/01/2025	1,000,000	1,157,480
Metropolitan Government of Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2035	1,100,000	1,293,193
New York, NY, Transportation Development Corporation Special Facility Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 1/01/2051	680,000	716,108
		$4,527,913
General Obligations - General Purpose - 17.6%
Chattanooga, TN, “B”, 4%, 10/01/2023	$1,325,000	$1,519,192
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	195,000	213,601
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	80,000	85,022
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	215,000	225,597
Johnson City, TN, 5%, 6/01/2031	1,000,000	1,093,410
Memphis, TN, “A”, 5%, 11/01/2022	1,500,000	1,827,315
Memphis, TN, “B”, 5%, 4/01/2034	1,025,000	1,223,276
Memphis, TN, Refunding General Improvement, “B”, 5%, 4/01/2031	1,000,000	1,205,730
Metropolitan Government of Nashville & Davidson County, TN, 5%, 7/01/2021	2,000,000	2,293,540
Metropolitan Government of Nashville & Davidson County, TN, 5%, 1/01/2028 (Prerefunded 1/01/2018)	2,000,000	2,102,160
Pigeon Forge, TN, Industrial Development Board, Public Facilities, 5%, 6/01/2034	1,000,000	1,133,080
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	190,000	193,739
Shelby County, TN, “A”, 4.75%, 3/01/2018	200,000	211,040
Shelby County, TN, “A”, 5%, 3/01/2028	2,000,000	2,368,000
Shelby County, TN, General Obligation Refunding Rev., “A”, 5%, 4/01/2027	1,000,000	1,315,930
State of Tennessee, “A”, 5%, 10/01/2029	1,500,000	1,786,815
Sumner County, TN, 5%, 6/01/2021	1,300,000	1,530,555
		$20,328,002
General Obligations - Schools - 1.8%
Williamson County, TN, School District, 5%, 4/01/2026	$740,000	$967,076
Williamson County, TN, School District, “A”, 4%, 3/01/2019	1,015,000	1,093,185
		$2,060,261

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - 14.9%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5%, 10/01/2044	$1,000,000	$1,139,830
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	500,000	567,650
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “D”, 6.25%, 10/01/2033	1,000,000	1,101,110
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	295,000	336,220
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	680,000	774,914
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	405,000	474,514
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 5%, 4/01/2028	1,500,000	1,821,495
Jackson, TN, Hospital Rev., Prerefunded & Improvement, 5.625%, 4/01/2038 (Prerefunded 4/01/2018)	730,000	781,830
Jackson, TN, Hospital Rev., Unfunded Balance, 5.625%, 4/01/2038	270,000	287,447
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, NATL, 5%, 7/01/2018	65,000	65,237
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	790,000	902,330
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/2045	265,000	303,436
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2024	1,000,000	1,198,880
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, AGM, 0%, 1/01/2041	900,000	268,542
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2040	1,750,000	2,083,095
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/2030	85,000	98,104
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027	510,000	573,138

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	$100,000	$115,959
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health Senior Credit Group), “C”, 5%, 11/15/2040	1,500,000	1,666,965
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “B”, AGM, 5.25%, 9/01/2027 (Prerefunded 3/01/2018)	1,500,000	1,591,530
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	170,000	198,723
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/2039 (Prerefunded 2/15/2019)	785,000	890,410
		$17,241,359
Healthcare Revenue - Long Term Care - 4.1%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5.125%, 4/01/2023	$350,000	$357,455
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5%, 1/01/2047	750,000	806,573
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2/15/2043	1,000,000	1,065,580
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Rev. (The Blakeford at Green Hills), 5%, 7/01/2037	1,000,000	1,089,460
Shelby County, TN, Health, Educational & Housing Facility Board (Trezevant Manor Project), “A”, 5%, 9/01/2037	750,000	801,383
Shelby County, TN, Health, Educational & Housing Facility Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2049	550,000	586,042
		$4,706,493
Miscellaneous Revenue - Entertainment & Tourism - 2.4%
Memphis-Shelby County, TN, Sports Authority, Inc. Rev., “B”, 5.375%, 11/01/2029	$2,500,000	$2,806,625

Miscellaneous Revenue - Other - 3.7%
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 8/01/2017	$120,000	$120,017
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 8/01/2021	535,000	628,395
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 8/01/2023	1,205,000	1,481,704
Metropolitan Nashville Airport Authority, Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 7/01/2026	785,000	847,510

Issuer	Shares/Par	Value ($)
Miscellaneous Revenue - Other - continued
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	$980,000	$1,149,011
		$4,226,637
Sales & Excise Tax Revenue - 2.2%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	$480,000	$562,406
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	300,000	332,565
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	725,000	849,446
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	285,000	213,761
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	225,000	53,336
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	60,000	12,034
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,255,000	237,371
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	2,890,000	330,385
		$2,591,304
Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	$130,000	$143,230

Single Family Housing - State - 1.4%
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 7/01/2029	$565,000	$586,832
Tennessee Housing Development Agency Rev., Homeownership Program, “2”, 4.55%, 7/01/2024	1,005,000	1,061,431
		$1,648,263
State & Agency - Other - 0.9%
Hardeman County, TN, Industrial Development Board Rev., “B”, ASSD GTY, 5%, 6/01/2040	$1,000,000	$1,040,090

State & Local Agencies - 9.3%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/2020	$700,000	$802,914
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/2024	1,000,000	1,145,230
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.314%, 6/01/2037	795,000	669,597
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/2033 (Prerefunded 5/01/2018)	360,000	384,134

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/2033 (Prerefunded 5/01/2018)	$1,640,000	$1,749,946
Tennessee School Board Authority, Higher Education Facilities Second Program, “B”, 5%, 11/01/2045	1,285,000	1,546,960
Tennessee School Board Authority, Higher Education Facilities Second Program, “B”, 5%, 11/01/2028	1,000,000	1,260,730
Tennessee School Bond Authority, “A”, 5%, 11/01/2043	1,000,000	1,197,260
Tennessee School Bond Authority, “C”, AGM, 5%, 5/01/2032	2,000,000	2,050,480
		$10,807,251
Tax - Other - 2.4%
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2025	$25,000	$26,621
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024	150,000	170,538
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	170,000	201,899
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	60,000	70,448
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029	50,000	57,235
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	105,000	124,194
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	175,000	204,638
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	105,000	123,586
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	180,000	180,425
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	230,000	244,262
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	415,000	443,349
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	380,000	407,360
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/2025	250,000	275,288
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/2025	245,000	275,248
		$2,805,091
Tobacco - 1.7%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	$200,000	$237,618
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	245,000	249,148
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	190,000	182,047

Issuer	Shares/Par	Value ($)
Tobacco - continued
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	$550,000	$531,729
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/2031	730,000	730,329
		$1,930,871
Toll Roads - 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$200,000	$238,724
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	320,000	368,906
		$607,630
Transportation - Special Tax - 2.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2028	$600,000	$701,454
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	260,000	307,580
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	15,000	15,012
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	45,000	48,996
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	545,000	580,823
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	655,000	706,680
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2031	40,000	42,271
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	60,000	65,597
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	90,000	98,534
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	95,000	111,434
		$2,678,381
Universities - Colleges - 7.2%
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.625%, 10/01/2039	$500,000	$539,580
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	250,000	272,170
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 4%, 9/01/2023	1,000,000	1,116,770

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 5%, 9/01/2028	$500,000	$588,730
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 5%, 9/01/2030	375,000	439,331
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), “A”, 5%, 10/01/2041	1,000,000	1,170,780
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), Prerefunded, 5%, 10/01/2034 (Prerefunded 10/01/2019)	535,000	598,826
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), Unrefunded, 5%, 10/01/2034	1,965,000	2,198,639
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	120,000	139,513
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5.375%, 12/01/2021	25,000	25,001
Red River, TX, Education Finance Corp., Higher Education Rev. (St. Edwards University Project), 4%, 6/01/2041	30,000	32,422
Shelby County, TN, Health Educational & Housing Facilities Rev. (Rhodes College), 5.5%, 8/01/2040	1,000,000	1,185,220
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	15,000	15,017
		$8,321,999
Universities - Dormitories - 0.5%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CDFI Phase I LLC, University of Tennessee at Chattanooga), 5%, 10/01/2035	$500,000	$581,810

Utilities - Municipal Owned - 8.3%
Chattanooga, TN, Electric Rev., “A”, 5%, 9/01/2033 (Prerefunded 3/01/2018)	$2,000,000	$2,116,860
Citizens Gas Utility District, TN, Gas Rev., 5%, 5/01/2035	1,000,000	1,064,280
Clarksville, TN, Electric System Rev., “A”, 5%, 9/01/2034	1,250,000	1,411,150
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030	300,000	336,024
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040	470,000	522,067
Johnson City, TN, Electric Rev., AGM, 5%, 5/01/2029	1,000,000	1,058,810
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	195,000	219,989

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - continued
Memphis, TN, Electric Systems Rev., 4%, 12/01/2034	$410,000	$466,490
Memphis, TN, Electric Systems Rev., 5%, 12/01/2034	1,000,000	1,212,460
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/2028	1,000,000	1,243,960
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	10,000	10,947
		$9,663,037
Utilities - Other - 1.7%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$225,000	$262,078
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	115,000	136,896
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	85,000	103,196
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,200,000	1,500,264
		$2,002,434
Water & Sewer Utility Revenue - 10.3%
Chicago, IL, Wastewater Transmission Rev., Second Lien, “C”, 5%, 1/01/2030	$150,000	$174,281
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2041	2,000,000	2,430,680
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2029	1,000,000	1,185,900
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	65,000	75,561
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	300,000	345,735
Harpeth Valley, TN, Utilities District, Davidson & Williamson Counties Rev., NATL, 5.25%, 9/01/2037 (Prerefunded 9/01/2017)	1,000,000	1,040,830
Memphis, TN, Sanitary Sewerage System Rev., 5%, 10/01/2021	865,000	996,930
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., 5%, 7/01/2032	2,000,000	2,403,760
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/2032	30,000	34,933
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2035	20,000	23,243
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2037	45,000	52,058
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/2036	35,000	40,226
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	65,000	87,443

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
South Blount County, TN, Utility District Waterworks Rev., Prerefunded & Improvement, AGM, 5%, 12/01/2033 (Prerefunded 12/01/2019)	$680,000	$765,394
South Blount County, TN, Utility District Waterworks Rev., Unrefunded Balance & Improvement, AGM, 5%, 12/01/2033	1,460,000	1,618,045
Wilson County, TN, West Wilson Utility District Waterworks Rev., 5%, 6/01/2030	550,000	677,765
		$11,952,784
Total Municipal Bonds (Identified Cost, $104,414,454)		$112,671,465

Money Market Funds - 1.6%

Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.4% (v) (Identified Cost, $1,803,153)	1,803,153	$1,803,153
Total Investments (Identified Cost, $106,217,607)		$114,474,618

Other Assets, Less Liabilities - 1.2%		1,409,502
Net Assets - 100.0%		$115,884,120

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

MFS VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.6%

Issuer	Shares/Par	Value ($)
Airport Revenue - 3.0%
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$510,000	$613,800
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	855,000	989,808
Metropolitan Washington, DC, Airport Authority Rev., 5.375%, 10/01/2028	1,500,000	1,617,510
Metropolitan Washington, DC, Airport Authority Rev., “B”, 5%, 10/01/2027	980,000	1,204,802
Metropolitan Washington, DC, Airport Authority Rev., “B”, 5%, 10/01/2028	1,000,000	1,219,330
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/2023	2,000,000	2,333,940
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/2024	1,000,000	1,161,710
		$9,140,900
General Obligations - General Purpose - 13.7%
Arlington County, VA, General Obligation, “A”, 5%, 8/01/2022	$1,950,000	$2,381,087
Arlington County, VA, General Obligation, “B”, 5%, 8/15/2026	4,000,000	5,276,320
Chesapeake, VA, “B”, 5%, 6/01/2023	1,930,000	2,260,532
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	790,000	865,358
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	210,000	223,184
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	925,000	1,088,383
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	540,000	566,617
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	110,000	130,273
Isle Wight County, VA, “A”, 4%, 4/01/2020	1,045,000	1,153,785
Loudoun County , VA, General Obligation Public Improvement, “A”, 5%, 12/01/2022	3,000,000	3,695,130
Loudoun County , VA, General Obligation Public Improvement, “B”, 5%, 11/01/2018	5,500,000	5,972,890
Lynchburg, VA, Public Improvement, 5%, 12/01/2023	1,000,000	1,156,390
Lynchburg, VA, Public Improvement, 5%, 6/01/2026	1,000,000	1,244,200
Portsmouth, VA, General Obligation Public Improvement, “A”, 5%, 2/01/2032	500,000	597,710
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2017	650,000	662,792
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	575,000	591,635
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	170,000	173,346
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AMBAC, 5.45%, 7/01/2030	380,000	382,014

Issuer	Shares/Par	Value ($)
General Obligations - General Purpose - continued
Richmond, VA, Public Improvement, “A”, 5%, 3/01/2024	$1,785,000	$2,188,249
Richmond, VA, Public Improvement, “A”, 5%, 3/01/2028	220,000	267,205
Stafford County, VA, General Obligation Public Improvement, 5%, 7/01/2022	555,000	675,163
Suffolk, VA, General Obligation, 5%, 12/01/2021	3,330,000	3,989,473
Suffolk, VA, General Obligation, 5%, 12/01/2022	2,480,000	3,051,318
Virginia Beach, VA, Public Improvement, “B”, 5%, 4/01/2022	2,000,000	2,420,460
		$41,013,514
Healthcare Revenue - Hospitals - 14.8%
Charlotte County, VA, Industrial Development Authority Rev. (Halifax Hospital), 5%, 9/01/2037	$1,000,000	$1,027,090
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 5%, 5/15/2031	2,000,000	2,505,000
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), Prerefunded, 5.5%, 5/15/2035 (Prerefunded 5/15/2019)	530,000	593,176
Fairfax County, VA, Industrial Development Authority Health Care Rev., Unrefunded Balance , 5.5%, 5/15/2035	970,000	1,082,530
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health System Project), “A”, 5%, 5/15/2044	2,000,000	2,357,260
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health System Project), “C”, 5%, 5/15/2025	500,000	550,125
Fauquier County, VA, Industrial Development Authority Hospital Authority Rev. (Fauquier Hospital Obligation Group), “B”, 5.25%, 10/01/2037 (Prerefunded 10/01/2017)	2,000,000	2,089,840
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2031	750,000	876,683
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2033	1,000,000	1,159,810
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Medicorp Health System), 5.25%, 6/15/2019	1,125,000	1,218,488
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems, Inc.), “B-2”, AGM, 5.25%, 11/01/2042	1,705,000	1,912,805

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), NATL, 6.25%, 8/15/2020	$1,500,000	$1,654,785
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	970,000	1,136,491
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	375,000	426,720
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	395,000	445,295
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027	635,000	713,613
Norfolk, VA, Economic Development Authority Health Care Facilities Rev. (Sentara Healthcare), “B”, 5%, 11/01/2036	2,875,000	3,349,260
Roanoke, VA, Economic Development Authority Hospital Rev. (Carilion Medical Center), 5%, 7/01/2033	2,385,000	2,676,375
Roanoke, VA, Industrial Development Authority Hospital Rev. (Carilion Health Systems), “B”, 5%, 7/01/2038 (Prerefunded 7/01/2020)	45,000	51,649
Roanoke, VA, Industrial Development Authority Hospital Rev. (Carilion Health Systems), “B”, AGM, 5%, 7/01/2038	2,955,000	3,255,849
Roanoke, VA, Industrial Development Authority Hospital Rev. (Roanoke Memorial Hospital), “B”, ETM, NATL, 6.125%, 7/01/2017	820,000	853,079
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	1,805,000	2,057,862
Virginia Small Business Financing Authority Hospital Rev. (Wellmont Health Project), “A”, 5.25%, 9/01/2037	2,000,000	2,058,700
Virginia Small Business Financing Authority, Healthcare Facility Rev. (Sentra Healthcare), 5%, 11/01/2040	4,000,000	4,475,080
Washington County, VA, Industrial Development Authority, Hospital Facilities Rev. (Mountain States Health Alliance), “C”, 7.5%, 7/01/2029	1,400,000	1,573,852
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	220,000	254,912
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	530,000	617,699
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), “A”, 5%, 1/01/2044	2,000,000	2,306,760
Winchester, VA, Economic Development Authority Rev., (Valley Health System Obligated Group), 5%, 1/01/2028	600,000	746,184

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Winchester, VA, Economic Development Authority Rev., (Valley Health System Obligated Group), 5%, 1/01/2030	$400,000	$490,660
		$44,517,632
Healthcare Revenue - Long Term Care - 3.0%
Albemarle County, VA, Economic Development Authority, Residential Care Facilities Rev. (Westminster-Canterbury Blue Ridge), “A”, 5%, 1/01/2042	$1,000,000	$1,058,750
Alexandria, VA, Industrial Development Authority, Residential Care Facilities Mortgage Rev. (Goodwin House, Inc.), 5%, 10/01/2030	1,000,000	1,192,420
Chesterfield County, VA, Health Center Commission Residential Care Facility, 6.25%, 12/01/2038	750,000	753,953
Fairfax County, VA, Economic Development Authority, Residential Care Facilities (Goodwin House, Inc.), 5%, 10/01/2036	1,000,000	1,173,550
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2024	395,000	454,511
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2025	385,000	439,913
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/2048	200,800	9,337
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), 4%, 1/01/2037	1,000,000	1,059,470
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), 5.5%, 1/01/2037	1,000,000	1,011,880
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/2046	500,000	536,080
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince Center, Inc.), 5.3%, 9/01/2031	750,000	750,630
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	140,000	173,166
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040	265,000	329,098
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance, (Westminster Manor Health), 7%, 11/01/2030	35,000	41,200
		$8,983,958

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Industrial Revenue - Other - 1.3%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$3,000,000	$4,008,660

Industrial Revenue - Paper - 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	$100,000	$124,828
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	130,000	163,901
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	1,683,272	168
		$288,897
Miscellaneous Revenue - Other - 0.0%
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	$80,000	$89,777

Multi-Family Housing Revenue - 6.5%
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 11/01/2031 (Put Date 11/01/2019)	$2,565,000	$2,599,268
Virginia Housing Development Authority Rev., “C”, 5.625%, 11/01/2038	1,355,000	1,357,385
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5.5%, 6/01/2030	1,450,000	1,577,020
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5%, 6/01/2045	3,050,000	3,203,751
Virginia Housing Development Authority Rev., Rental Housing, “E”, 4.8%, 10/01/2039	3,000,000	3,118,980
Virginia Housing Development Authority Rev., Rental Housing, “F”, 4.8%, 4/01/2037	1,330,000	1,399,426
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5.1%, 1/01/2041	3,770,000	4,012,977
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5%, 4/01/2045	2,125,000	2,229,338
		$19,498,145
Port Revenue - 1.2%
Virginia Port Authority Facilities Rev, “A”, 5%, 7/01/2031	$3,000,000	$3,583,620

Sales & Excise Tax Revenue - 1.0%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	$1,320,000	$1,516,786
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	40,000	45,040
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	750,000	562,530
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	590,000	139,860

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	$160,000	$32,090
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	3,250,000	614,705
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	930,000	106,318
		$3,017,329
Secondary Schools - 0.7%
Alexandria, VA, Industrial Development Authority, Educational Facilities Rev. (Episcopal High School), “A”, 5%, 1/01/2040	$1,900,000	$2,062,944

State & Local Agencies - 13.9%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.314%, 6/01/2037	$1,955,000	$1,646,618
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2033	500,000	605,470
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2034	1,000,000	1,206,880
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 7/15/2035 (Prerefunded 7/15/2020)	1,000,000	1,178,570
Montgomery County, VA, Industrial Development Authority (Public Facilities Project), 5%, 2/01/2029	500,000	527,640
New River Valley, VA, Regional Jail Authority Rev., 5%, 10/01/2034	2,770,000	3,390,508
New River Valley, VA, Regional Jail Authority Rev., 5%, 10/01/2036	3,205,000	3,888,114
Powhatan County, VA, 5%, 1/15/2032	2,500,000	2,779,575
Stafford County, VA, Economic Development Authority Lease Rev., 5%, 4/01/2033 (Prerefunded 4/01/2018)	2,400,000	2,546,544
Stafford County, VA, Economic Development Authority Lease Rev., 5%, 4/01/2033	600,000	633,744
Virginia College Building Authority, Educational Facilities Rev., 5%, 2/01/2023	2,140,000	2,617,605
Virginia College Building Authority, Educational Facilities Rev. (21st Century College & Equipment), “A”, 5%, 2/01/2029	1,500,000	1,642,440
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 5%, 9/01/2027	3,000,000	3,520,470
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “B”, 5%, 9/01/2020	3,000,000	3,453,390
Virginia Public Building Authority Rev., “B”, 5.25%, 8/01/2028 (Prerefunded 8/01/2018)	1,000,000	1,077,850
Virginia Public Building Authority, Public Facilities Rev., “B”, 5%, 8/01/2029	950,000	1,058,718

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Virginia Public Building Authority, Public Facilities Rev., “B-3”, 4%, 8/01/2021	$1,000,000	$1,135,270
Virginia Public School Authority (1997 Resolution), “A”, 5%, 8/01/2019	1,175,000	1,308,304
Virginia Public School Authority (1997 Resolution), “A”, 5%, 8/01/2030	1,000,000	1,152,950
Virginia Resource Authority Infrastructure Rev. (Virginia Pooled Financing Program), “A”, 5%, 8/01/2029 (Prerefunded 8/01/2019)	100,000	111,474
Western Virginia, VA, Regional Jail Authority Rev., 5%, 12/01/2034	1,750,000	2,154,793
Western Virginia, VA, Regional Jail Authority Rev., 5%, 12/01/2037	1,770,000	2,158,019
Western Virginia, VA, Regional Jail Authority Rev., 5%, 12/01/2038	1,470,000	1,787,829
		$41,582,775
Tax - Other - 1.6%
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2025	$75,000	$79,863
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024	365,000	414,976
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029	120,000	137,364
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	235,000	235,555
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	620,000	658,446
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	2,030,000	2,168,669
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	990,000	1,061,280
		$4,756,153
Tax Assessment - 0.5%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$750,000	$822,255
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.15%, 3/01/2035	500,000	537,415
		$1,359,670
Tobacco - 2.3%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.75%, 6/01/2034	$275,000	$267,636
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	1,110,000	1,099,277
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	1,230,000	1,251,304
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	1,575,000	1,871,242

Issuer	Shares/Par	Value ($)
Tobacco - continued
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	$685,000	$696,597
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	735,000	710,583
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 6/01/2047	1,000,000	974,520
		$6,871,159
Toll Roads - 2.2%
Metropolitan Washington, DC, Airports Authority Rev. Senior Lien (Dulles Toll Road), 5%, 10/01/2053	$2,000,000	$2,259,680
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 7/01/2034	2,500,000	2,757,825
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	565,000	674,395
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	905,000	1,043,311
		$6,735,211
Transportation - Special Tax - 3.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	$50,000	$50,041
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	170,000	185,094
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	1,250,000	1,332,163
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	1,695,000	1,828,736
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	160,000	174,925
Virginia Port Authority Rev., 5%, 7/01/2030	1,000,000	1,217,340
Virginia Port Authority Rev., 5%, 7/01/2031	500,000	603,815
Virginia Port Authority, Port Fund Rev., 5%, 7/01/2032	1,200,000	1,364,220
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 7/01/2029	1,485,000	1,645,647
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 7/01/2032	1,365,000	1,507,479
		$9,909,460
Universities - Colleges - 8.7%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 9/01/2026	$1,770,000	$1,705,572
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2030	615,000	669,956
New York Dormitory Authority Rev., Non-State Supported Debt (Columbia University), “A-2”, 5%, 10/01/2046	1,065,000	1,572,164

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Prince William County, VA, Industrial Development Authority Rev. (George Mason University Foundation Prince William Life Sciences Lab), 5.5%, 9/01/2034	$1,000,000	$1,176,180
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	370,000	373,434
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	230,000	210,229
University of Virginia (University Rev.), 5%, 9/01/2025	3,760,000	4,422,136
University of Virginia, General Rev. Pledge Refunding, “A”, 5%, 6/01/2043	685,000	827,425
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “A”, 5%, 7/01/2035	1,000,000	1,105,050
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	1,000,000	1,123,680
Virginia College Building Authority, Educational Facilities Rev. (Regent University), 5%, 6/01/2026	2,000,000	2,001,040
Virginia College Building Authority, Educational Facilities Rev. (Richmond University), “A”, 5%, 3/01/2021	2,115,000	2,473,535
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 4/01/2037	2,180,000	2,215,425
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NATL, 5.25%, 1/01/2031	1,000,000	1,317,540
Virginia College Building Authority, Educational Facilities Rev. (Washington and Lee University), “A”, 5%, 1/01/2040	1,000,000	1,188,630
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	2,500,000	3,061,350
Virginia Small Business Financing Authority, Educational Facilities Rev. (Roanoke College), 5.5%, 4/01/2033	500,000	563,665
		$26,007,011
Utilities - Municipal Owned - 3.1%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030	$785,000	$879,263
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040	1,250,000	1,388,475
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	470,000	530,231
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	60,000	58,747

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - continued
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	$260,000	$254,314
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/2017	15,000	15,410
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	5,000	5,389
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	25,000	25,035
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	30,000	30,027
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/2018	20,000	20,769
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	185,000	186,384
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	300,000	327,087
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	35,000	38,315
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2027	2,555,000	3,105,015
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2038	2,000,000	2,363,380
		$9,227,841
Utilities - Other - 1.2%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	$945,000	$1,044,414
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	555,000	646,458
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	290,000	345,216
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2024	215,000	264,523
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,140,000	1,425,251
		$3,725,862
Water & Sewer Utility Revenue - 16.5%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$105,000	$108,235
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	265,000	272,688
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2028	1,000,000	1,190,610
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2020	60,000	67,734
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	175,000	201,775
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	620,000	678,943
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 4/01/2033 (Prerefunded 4/01/2018)	1,255,000	1,332,810

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 4/01/2033 (Prerefunded 4/01/2018)	$745,000	$791,190
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 4/01/2038 (Prerefunded 4/01/2018)	3,750,000	3,982,500
James City, VA, Water & Sewer Rev., 5%, 1/15/2040	1,290,000	1,359,041
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/2032	80,000	93,155
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2035	50,000	58,108
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2037	110,000	127,254
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/2036	100,000	114,932
Norfolk, VA, Water Rev., 5%, 11/01/2028	1,000,000	1,180,020
Norfolk, VA, Water Rev. , 4.75%, 11/01/2038 (Prerefunded 11/01/2018)	4,000,000	4,319,560
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 5%, 7/01/2041 (Prerefunded 7/01/2017)	2,000,000	2,063,820
Virginia Beach, VA, Water & Sewer System Rev., 5%, 10/01/2022	1,310,000	1,604,920
Virginia Resources Authority, Clean Water Rev., 4.75%, 10/01/2027 (Prerefunded 10/01/2017)	3,000,000	3,119,190
Virginia Resources Authority, Clean Water Rev., 5%, 10/01/2031 (Prerefunded 10/01/2019)	1,000,000	1,121,190
Virginia Resources Authority, Infrastructure Rev., 5.25%, 11/01/2033	985,000	1,073,236
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5%, 11/01/2040	1,400,000	1,593,368
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5%, 11/01/2038 (Prerefunded 11/01/2018)	2,600,000	2,821,676
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5%, 11/01/2025 (Prerefunded 11/01/2021)	95,000	113,726

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5.25%, 11/01/2033 (Prerefunded 11/01/2018)	$175,000	$190,824
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5.25%, 11/01/2033 (Prerefunded 11/01/2018)	1,840,000	2,006,373
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2025 (u)	1,245,000	1,476,446
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2027 (u)	5,755,000	6,809,316
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2028 (u)	3,000,000	3,541,500
Virginia Resources Authority, Infrastructure Rev., Unrefunded Balance, 5%, 11/01/2025	1,500,000	1,771,320
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/2033	2,245,000	1,297,408
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/2034	2,250,000	1,239,503
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/2035	1,950,000	1,022,600
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/2036	1,250,000	624,000
		$49,368,971
Total Municipal Bonds (Identified Cost, $276,924,323)		$295,749,489

Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 0.4% (v) (Identified Cost, $4,573,096)	4,573,096	$4,573,096
Total Investments (Identified Cost, $281,497,419)		$300,322,585

Other Assets, Less Liabilities - (0.1)%		(360,963)
Net Assets - 100.0%		$299,961,622

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

MFS WEST VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.3%

Issuer	Shares/Par	Value ($)
Airport Revenue - 1.1%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$155,000	$181,417
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	110,000	125,976
New York, NY, Transportation Development Corporation Special Facility Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 1/01/2051	745,000	784,560
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	70,000	82,460
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	60,000	69,577
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	55,000	62,489
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	85,000	96,311
		$1,402,790
General Obligations - General Purpose - 3.9%
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	$85,000	$90,336
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	35,000	41,182
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	250,000	262,323
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	45,000	53,294
State of West Virginia, 4%, 6/01/2022	2,000,000	2,207,140
State of West Virginia, 4%, 6/01/2023	2,000,000	2,199,420
		$4,853,695
General Obligations - Schools - 9.2%
Greenbrier County, WV, Board of Education, 4%, 5/01/2024	$1,000,000	$1,168,220
Hancock County, WV, Board of Education, 5%, 5/01/2019	1,130,000	1,242,763
Hancock County, WV, Board of Education, 4.5%, 5/01/2032	1,405,000	1,571,914
Monongalia County, WV, Board of Education, 5%, 5/01/2029	1,000,000	1,182,760
Monongalia County, WV, Board of Education, 5%, 5/01/2031	2,000,000	2,368,260
Putnam County, WV, Board of Education, 4%, 5/01/2020	2,500,000	2,761,975
Putnam County, WV, Board of Education, 4%, 5/01/2025	1,000,000	1,084,410
		$11,380,302

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - 16.3%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	$725,000	$826,196
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028 (Prerefunded 5/01/2020)	450,000	529,524
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	420,000	492,089
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 6/01/2025	340,000	386,934
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	410,000	468,298
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/2045	290,000	332,062
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), “E-1”, 5.125%, 7/01/2038 (Prerefunded 7/01/2018)	675,000	724,721
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/2039	855,000	978,778
Monongalia County, WV, Building Commission Hospital Rev. (Monongalia General Hospital), 6.5%, 7/01/2041	1,100,000	1,306,283
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	1,000,000	1,201,950
Princeton, WV, Hospital Rev. (Princeton Community Hospital), “A”, 5%, 5/01/2027	750,000	856,995
West Virginia Hospital Finance Authority Hospital Rev. (Camden Clark Memorial Hospital), ASSD GTY, 5.875%, 2/15/2034 (Prerefunded 2/15/2019)	1,000,000	1,115,940
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/2028	1,000,000	1,186,210
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, ETM, 6.5%, 9/01/2023	2,000,000	2,387,220
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038	500,000	526,590
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	1,000,000	1,142,050

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	$1,000,000	$1,162,260
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System), “A”, 4%, 6/01/2035	1,500,000	1,647,510
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System), “A”, 5.5%, 6/01/2044	1,460,000	1,721,588
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System), “E”, 5.625%, 6/01/2035 (Prerefunded 12/01/2018)	1,000,000	1,101,310
		$20,094,508
Miscellaneous Revenue - Other - 14.2%
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2020	$605,000	$687,631
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	140,000	157,678
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	215,000	240,054
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	580,000	667,539
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	545,000	638,991
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 7/01/2018	3,470,000	3,660,746
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “B”, AMBAC, 5.375%, 7/01/2018	810,000	854,526
West Virginia Economic Development Authority, Lottery Rev., “A”, 5%, 6/15/2040	2,475,000	2,787,221
West Virginia School Building Authority, Excess Lottery Rev., 5%, 7/01/2026 (Prerefunded 7/01/2018)	1,000,000	1,071,670
West Virginia School Building Authority, Excess Lottery Rev., 5%, 7/01/2028 (Prerefunded 7/01/2018)	750,000	803,753
West Virginia School Building Authority, Excess Lottery Rev., “B”, 5%, 7/01/2030	1,000,000	1,132,520
West Virginia School Building Authority, Lottery Capital Improvement Rev., “A”, 5%, 7/01/2031	1,890,000	2,307,501
West Virginia, Higher Education Policy Commission Rev. (Community & Technology-Capital Improvement), “A”, 5%, 7/01/2039	2,200,000	2,423,476
		$17,433,306
Sales & Excise Tax Revenue - 2.6%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	$335,000	$371,364

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Guam Government Business Privilege Tax Rev., “A”, 5.125%, 1/01/2042	$790,000	$866,756
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2031	1,000,000	1,333,160
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	330,000	247,513
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	245,000	58,077
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	65,000	13,036
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,345,000	254,393
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	385,000	44,013
		$3,188,312
Single Family Housing - State - 0.9%
West Virginia Housing Development Fund, “A”, 2.95%, 11/01/2021	$300,000	$320,901
West Virginia Housing Development Fund, “A”, 3.8%, 11/01/2024	770,000	816,177
		$1,137,078
State & Local Agencies - 8.1%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/2034	$545,000	$604,716
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 5/01/2033	1,000,000	1,003,660
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), 5%, 6/01/2022	1,000,000	1,169,930
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), “A”, 5%, 6/01/2029	2,000,000	2,335,600
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 1/01/2025	645,000	647,477
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 1/01/2030	1,355,000	1,360,054
West Virginia Hospital Finance Authority Hospital Rev. (Veterans Nursing Home), 5.5%, 3/01/2034	795,000	796,280
West Virginia School Building Authority Rev., “A”, FGIC, 5%, 7/01/2020	2,000,000	2,061,660
		$9,979,377
Tax - Other - 1.3%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$160,000	$181,907
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	55,000	62,959

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tax - Other - continued
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	$895,000	$897,112
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	430,000	460,960
		$1,602,938
Tax Assessment - 1.4%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 6/01/2033	$455,000	$455,601
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4%, 6/01/2034	1,000,000	1,003,030
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 6/01/2034 (Prerefunded 6/01/2017)	300,000	310,071
		$1,768,702
Tobacco - 0.8%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	$620,000	$736,616
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	190,000	182,047
		$918,663
Toll Roads - 0.3%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$155,000	$194,855
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	120,000	148,816
		$343,671
Transportation - Special Tax - 1.8%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$575,000	$600,283
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	105,000	114,323
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	530,000	564,837
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	750,000	809,175
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	65,000	71,063
		$2,159,681
Universities - Colleges - 18.3%
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/2021	$380,000	$434,340

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/2022	$400,000	$466,224
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/2023	420,000	488,615
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/2024	440,000	510,598
Fairmont State University, WV, Board of Governors Rev., “A”, 5%, 6/01/2024	765,000	939,772
Fairmont State University, WV, Board of Governors Rev., “A”, 5%, 6/01/2025	805,000	1,002,314
Fairmont State University, WV, Board of Governors Rev., “A”, 5%, 6/01/2026	840,000	1,034,762
Fairmont State University, WV, Board of Governors Rev., “A”, 5%, 6/01/2032	4,035,000	4,603,572
Marshall University, WV, University Rev., 5%, 5/01/2030	2,000,000	2,239,280
Marshall University, WV, University Rev., 5%, 5/01/2041	1,000,000	1,146,260
New York Dormitory Authority Rev. (New York University), “1”, AMBAC, 5.5%, 7/01/2040	555,000	787,384
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5.375%, 12/01/2021	25,000	25,001
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza), “A”, NATL, 5%, 7/01/2021	1,270,000	1,281,862
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	110,000	107,671
Shepherd University Board of Governors, WV Rev. (Residence Facilities Projects), NATL, 5%, 6/01/2035	1,675,000	1,680,561
West Virginia University, University Systems Rev., “A”, NATL, 5.5%, 4/01/2020	1,700,000	1,957,601
West Virginia University, University Systems Rev., “A”, NATL, 5.25%, 4/01/2028	3,035,000	3,798,576
		$22,504,393
Utilities - Investor Owned - 0.4%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	$470,000	$540,477

Utilities - Municipal Owned - 1.4%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030	$325,000	$364,026
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2024	605,000	716,865
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	435,000	514,818
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	125,000	136,286
		$1,731,995

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Utilities - Other - 1.9%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$615,000	$896,725
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	480,000	530,496
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	245,000	285,374
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	125,000	148,800
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	290,000	329,315
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	70,000	79,529
		$2,270,239
Water & Sewer Utility Revenue - 13.4%
Berkeley County, WV, Public Service Sewer District, “A”, BAM, 5%, 6/01/2036	$1,700,000	$1,999,081
Berkeley County, WV, Public Service Sewer District, “A”, 5%, 3/01/2047 (Prerefunded 3/01/2017)	1,000,000	1,017,590
Berkeley County, WV, Public Service Sewer District, “C”, BAM, 4.5%, 10/01/2032	1,500,000	1,702,965
Dallas, TX, Waterworks & Sewer System Rev., “A”, 5%, 10/01/2036	335,000	413,725
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 7/01/2022	200,000	230,336
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	40,000	46,499
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	515,000	563,961
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	180,000	207,441
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	20,000	23,213
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	20,000	22,703
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/2032	35,000	40,755
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2035	20,000	23,243

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2037	$50,000	$57,843
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/2036	40,000	45,973
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	75,000	100,895
Parkersburg, WV, Waterworks & Sewerage System, “A”, BAM, 4%, 8/01/2022	500,000	556,405
Parkersburg, WV, Waterworks & Sewerage System, “A”, BAM, 4%, 8/01/2023	625,000	693,044
West Virginia Water Development Authority Rev. (Loan Program IV), “A”, AGM, 5%, 11/01/2044	2,000,000	2,006,960
West Virginia Water Development Authority Rev. (Loan Program IV), “B”, AMBAC, 5.125%, 11/01/2024	2,140,000	2,147,982
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/2038	3,000,000	3,452,040
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/2043	1,000,000	1,148,030
		$16,500,684
Total Municipal Bonds (Identified Cost, $111,479,716)		$119,810,811

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.4% (v) (Identified Cost, $1,283,100)	1,283,100	$1,283,100
Total Investments (Identified Cost, $112,762,816)		$121,093,911

Other Assets, Less Liabilities - 1.7%		2,044,138
Net Assets - 100.0%		$123,138,049

Portfolio of Investments (unaudited) – continued

Portfolio Footnotes:

(a)	Non-income producing security.
(d)	In default.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit
Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 9/30/16 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Assets
Investments
Non-affiliated issuers, at identified cost	$84,539,432	$192,108,373	$336,999,817	$113,504,944
Underlying affiliated funds, at identified cost	1,238,211	2,817,291	2,105,318	3,085,708
Total investments, at identified cost	$85,777,643	$194,925,664	$339,105,135	$116,590,652
Unrealized appreciation (depreciation) on non-affiliated issuers	7,303,129	17,033,158	27,113,907	10,513,549
Unrealized appreciation (depreciation) on underlying affiliated funds	—	(26)	—	—
Total investments, at value	$93,080,772	$211,958,796	$366,219,042	$127,104,201
Receivables for
Investments sold	388,760	598,071	298,602	20,048
Fund shares sold	444,628	85,418	1,151,826	43,993
Interest	1,096,112	2,666,291	5,049,491	1,766,313
Receivable from distributor	67	—	—	—
Other assets	89	158	246	110
Total assets	$95,010,428	$215,308,734	$372,719,207	$128,934,665

Liabilities
Payables for
Distributions	$24,532	$66,656	$124,280	$51,751
Fund shares reacquired	110,414	277,773	460,237	122,784
Payable to affiliates
Investment adviser	2,426	5,434	9,354	3,275
Shareholder servicing costs	27,001	52,878	131,044	40,658
Distribution and service fees	—	2,952	4,173	2,299
Payable for independent Trustees’ compensation	2,033	2,645	4,913	2,017
Accrued expenses and other liabilities	13,307	29,682	37,187	25,304
Total liabilities	$179,713	$438,020	$771,188	$248,088
Net assets	$94,830,715	$214,870,714	$371,948,019	$128,686,577

Net assets consist of
Paid-in capital	$89,466,728	$201,729,548	$353,208,095	$122,447,470
Unrealized appreciation (depreciation) on investments	7,303,129	17,033,132	27,113,907	10,513,549
Accumulated net realized gain (loss) on investments	(2,153,500)	(4,164,862)	(8,746,947)	(4,368,192)
Undistributed net investment income	214,358	272,896	372,964	93,750
Net assets	$94,830,715	$214,870,714	$371,948,019	$128,686,577

Statements of Assets and Liabilities (unaudited) – continued

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net assets
Class A	$91,177,963	$134,534,522	$279,921,633	$111,807,597
Class B	1,310,140	5,915,639	3,844,306	5,297,588
Class C	—	27,826,551	62,003,691	—
Class I	2,342,612	46,594,002	26,178,389	11,581,392
Total net assets	$94,830,715	$214,870,714	$371,948,019	$128,686,577

Shares of beneficial interest outstanding
Class A	9,051,162	11,798,772	23,247,050	10,549,114
Class B	129,905	520,141	319,651	498,577
Class C	—	2,443,241	5,152,410	—
Class I	232,941	4,619,981	2,608,236	1,147,111
Total shares of beneficial interest outstanding	9,414,008	19,382,135	31,327,347	12,194,802

Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$10.07	$11.40	$12.04	$10.60
Offering price per share (100/95.75 x net asset value per share)	$10.52	$11.91	$12.57	$11.07

Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$10.09	$11.37	$12.03	$10.63

Class C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$—	$11.39	$12.03	$—

Class I shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$10.06	$10.09	$10.04	$10.10

On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Statements of Assets and Liabilities (unaudited) – continued

At 9/30/16	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Assets
Investments
Non-affiliated issuers, at identified cost	$176,184,398	$104,414,454	$276,924,323	$111,479,716
Underlying affiliated funds, at identified cost	645,796	1,803,153	4,573,096	1,283,100
Total investments, at identified cost	$176,830,194	$106,217,607	$281,497,419	$112,762,816
Unrealized appreciation (depreciation) on non-affiliated issuers	12,619,553	8,257,011	18,825,166	8,331,095
Unrealized appreciation (depreciation) on underlying affiliated funds	—	—	—	—
Total investments, at value	$189,449,747	$114,474,618	$300,322,585	$121,093,911
Receivables for
Investments sold	477,588	718,014	1,677,919	744,031
Fund shares sold	949,596	178,894	576,484	54,224
Interest	2,438,973	1,524,407	4,105,477	1,664,645
Receivable from investment adviser	852	1,473	6,741	3,061
Other assets	145	105	212	111
Total assets	$193,316,901	$116,897,511	$306,689,418	$123,559,983

Liabilities
Payables for
Distributions	$27,208	$25,293	$92,316	$15,990
Investments purchased	—	809,167	1,069,330	—
Interest expense and fees	—	—	24,646	—
Fund shares reacquired	235,785	118,123	377,091	330,857
Payable to the holders of the floating rate certificates from trust assets	—	—	5,012,381	—
Payable to affiliates
Shareholder servicing costs	58,513	38,683	105,635	50,679
Distribution and service fees	1,744	1,465	3,908	971
Payable for independent Trustees’ compensation	4,951	2,629	4,932	4,944
Accrued expenses and other liabilities	23,432	18,031	37,557	18,493
Total liabilities	$351,633	$1,013,391	$6,727,796	$421,934
Net assets	$192,965,268	$115,884,120	$299,961,622	$123,138,049

Net assets consist of
Paid-in capital	$186,845,618	$110,285,316	$287,035,485	$118,999,828
Unrealized appreciation (depreciation) on investments	12,619,553	8,257,011	18,825,166	8,331,095
Accumulated net realized gain (loss) on investments	(6,709,617)	(3,395,125)	(6,599,003)	(4,415,968)
Undistributed net investment income	209,714	736,918	699,974	223,094
Net assets	$192,965,268	$115,884,120	$299,961,622	$123,138,049

Statements of Assets and Liabilities (unaudited) – continued

	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Net assets
Class A	$180,317,443	$107,918,172	$251,546,580	$120,275,232
Class B	4,092,356	1,616,153	1,117,461	1,032,443
Class C	—	—	28,020,314	—
Class I	8,555,469	6,349,795	19,277,267	1,830,374
Total net assets	$192,965,268	$115,884,120	$299,961,622	$123,138,049

Shares of beneficial interest outstanding
Class A	14,560,234	10,014,270	21,799,774	10,548,332
Class B	330,626	150,097	96,898	90,581
Class C	—	—	2,428,892	—
Class I	852,657	630,583	1,922,619	182,400
Total shares of beneficial interest outstanding	15,743,517	10,794,950	26,248,183	10,821,313

Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$12.38	$10.78	$11.54	$11.40
Offering price per share (100/95.75 x net asset value per share)	$12.93	$11.26	$12.05	$11.91

Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$12.38	$10.77	$11.53	$11.40

Class C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$—	$—	$11.54	$—

Class I shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$10.03	$10.07	$10.03	$10.03

On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 9/30/16 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net Investment income
Interest	$2,013,258	$4,721,716	$7,775,201	$2,734,267
Dividends from underlying affiliated funds	4,057	5,523	7,310	3,238
Total investment income	$2,017,315	$4,727,239	$7,782,511	$2,737,505
Expenses
Management fee	$209,244	$471,317	$815,186	$282,068
Distribution and service fees	119,857	341,729	671,151	172,064
Shareholder servicing costs	32,498	70,348	154,357	52,340
Administrative services fee	12,122	21,192	33,093	14,642
Independent Trustees’ compensation	2,197	3,610	7,212	3,471
Custodian fee	10,322	18,401	24,366	14,595
Shareholder communications	3,384	6,282	9,002	5,960
Audit and tax fees	25,765	25,785	25,812	25,770
Legal fees	2,929	3,701	3,316	3,409
Miscellaneous	24,011	31,614	34,061	24,240
Total expenses	$442,329	$993,979	$1,777,556	$598,559
Fees paid indirectly	(3)	—	(3)	(1)
Reduction of expenses by investment adviser and distributor	(74,426)	(9,204)	(20,684)	(94,885)
Net expenses	$367,900	$984,775	$1,756,869	$503,673
Net investment income	$1,649,415	$3,742,464	$6,025,642	$2,233,832

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$(89,166)	$536,140	$402,746	$63,312
Underlying affiliated funds	2	—	(11)	5
Futures contracts	(21,079)	—	—	(28,744)
Net realized gain (loss) on investments	$(110,243)	$536,140	$402,735	$34,573
Change in unrealized appreciation (depreciation) on investments	$370,589	$770,001	$236,920	$1,000,730
Net realized and unrealized gain (loss) on investments	$260,346	$1,306,141	$639,655	$1,035,303
Change in net assets from operations	$1,909,761	$5,048,605	$6,665,297	$3,269,135

See Notes to Financial Statements

Statements of Operations (unaudited) – continued

Six months ended 9/30/16	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Net Investment income
Interest	$3,723,131	$2,436,623	$6,570,541	$2,639,755
Dividends from underlying affiliated funds	5,772	3,784	8,488	2,448
Total investment income	$3,728,903	$2,440,407	$6,579,029	$2,642,203
Expenses
Management fee	$420,477	$253,157	$656,384	$276,952
Distribution and service fees	242,970	143,080	453,089	156,400
Shareholder servicing costs	71,379	45,640	126,689	56,328
Administrative services fee	19,431	13,641	27,595	14,468
Independent Trustees’ compensation	3,784	3,420	7,065	3,668
Custodian fee	15,373	10,754	23,149	11,122
Shareholder communications	5,571	3,585	8,294	3,966
Audit and tax fees	25,781	25,768	25,801	25,772
Legal fees	3,007	3,508	2,861	2,186
Interest expense and fees	—	—	28,790	—
Miscellaneous	25,163	23,565	33,132	23,883
Total expenses	$832,936	$526,118	$1,392,849	$574,745
Fees paid indirectly	(1)	(14)	(5)	(1)
Reduction of expenses by investment adviser and distributor	(38,269)	(27,073)	(92,599)	(36,328)
Net expenses	$794,666	$499,031	$1,300,245	$538,416
Net investment income	$2,934,237	$1,941,376	$5,278,784	$2,103,787

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$(62,927)	$(13,191)	$213,433	$(113,194)
Underlying affiliated funds	5	1	21	—
Futures contracts	—	(24,912)	(67,070)	—
Net realized gain (loss) on investments	$(62,922)	$(38,102)	$146,384	$(113,194)
Change in unrealized appreciation (depreciation) on investments	$373,805	$497,441	$(287,317)	$229,460
Net realized and unrealized gain (loss) on investments	$310,883	$459,339	$(140,933)	$116,266
Change in net assets from operations	$3,245,120	$2,400,715	$5,137,851	$2,220,053

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 9/30/16 (unaudited)	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets

From operations
Net investment income	$1,649,415	$3,742,464	$6,025,642	$2,233,832
Net realized gain (loss) on investments	(110,243)	536,140	402,735	34,573
Net unrealized gain (loss) on investments	370,589	770,001	236,920	1,000,730
Change in net assets from operations	$1,909,761	$5,048,605	$6,665,297	$3,269,135

Distributions declared to shareholders
From net investment income	$(1,480,290)	$(3,449,769)	$(5,739,867)	$(2,140,475)
Change in net assets from fund share transactions	$4,804,539	$11,168,751	$20,431,679	$6,128,605
Total change in net assets	$5,234,010	$12,767,587	$21,357,109	$7,257,265

Net assets
At beginning of period	89,596,705	202,103,127	350,590,910	121,429,312
At end of period	$94,830,715	$214,870,714	$371,948,019	$128,686,577
Undistributed net investment income included in net assets at end of period	$214,358	$272,896	$372,964	$93,750

Six months ended 9/30/16 (unaudited)	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets

From operations
Net investment income	$2,934,237	$1,941,376	$5,278,784	$2,103,787
Net realized gain (loss) on investments	(62,922)	(38,102)	146,384	(113,194)
Net unrealized gain (loss) on investments	373,805	497,441	(287,317)	229,460
Change in net assets from operations	$3,245,120	$2,400,715	$5,137,851	$2,220,053

Distributions declared to shareholders
From net investment income	$(2,764,968)	$(1,682,149)	$(4,555,910)	$(1,866,237)
Change in net assets from fund share transactions	$11,915,680	$7,565,928	$21,235,367	$216,518
Total change in net assets	$12,395,832	$8,284,494	$21,817,308	$570,334

Net assets
At beginning of period	180,569,436	107,599,626	278,144,314	122,567,715
At end of period	$192,965,268	$115,884,120	$299,961,622	$123,138,049
Undistributed net investment income included in net assets at end of period	$209,714	$736,918	$699,974	$223,094

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 3/31/16	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets

From operations
Net investment income	$3,110,259	$7,258,630	$11,488,724	$4,309,731
Net realized gain (loss) on investments	(25,111)	204,182	(33,994)	218,232
Net unrealized gain (loss) on investments	(13,827)	174,978	(278,525)	173,508
Change in net assets from operations	$3,071,321	$7,637,790	$11,176,205	$4,701,471

Distributions declared to shareholders
From net investment income	$(2,947,284)	$(6,483,590)	$(10,892,570)	$(4,047,342)
Change in net assets from fund share transactions	$1,890,260	$5,831,420	$8,227,302	$4,185,391
Total change in net assets	$2,014,297	$6,985,620	$8,510,937	$4,839,520

Net assets
At beginning of period	87,582,408	195,117,507	342,079,973	116,589,792
At end of period	$89,596,705	$202,103,127	$350,590,910	$121,429,312
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$45,233	$(19,799)	$87,189	$393

Year ended 3/31/16	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets

From operations
Net investment income	$5,484,792	$3,270,403	$9,507,882	$4,022,216
Net realized gain (loss) on investments	334,065	(207,442)	538,538	(76,436)
Net unrealized gain (loss) on investments	133,846	355,097	340,439	(78,892)
Change in net assets from operations	$5,952,703	$3,418,058	$10,386,859	$3,866,888

Distributions declared to shareholders
From net investment income	$(5,150,516)	$(3,085,662)	$(8,833,845)	$(3,731,761)
Change in net assets from fund share transactions	$4,244,609	$2,892,034	$(5,642,781)	$(455,799)
Total change in net assets	$5,046,796	$3,224,430	$(4,089,767)	$(320,672)

Net assets
At beginning of period	175,522,640	104,375,196	282,234,081	122,888,387
At end of period	$180,569,436	$107,599,626	$278,144,314	$122,567,715
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$40,445	$477,691	$(22,900)	$(14,456)

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS MISSISSIPPI MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
			2016		2015	2014	2013	2012
Class A
Net asset value, beginning of period	$10.02		$10.01		$9.67	$10.27	$10.11	$9.37

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.36		$0.35	$0.38	$0.39	$0.39
Net realized and unrealized gain (loss) on investments	0.03		(0.01)		0.34	(0.57)	0.16	0.74
Total from investment operations	$0.21		$0.35		$0.69	$(0.19)	$0.55	$1.13

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)		$(0.35)	$(0.37)	$(0.38)	$(0.39)
From net realized gain on investments	—		—		—	(0.04)	(0.01)	—
Total distributions declared to shareholders	$(0.16)		$(0.34)		$(0.35)	$(0.41)	$(0.39)	$(0.39)
Net asset value, end of period (x)	$10.07		$10.02		$10.01	$9.67	$10.27	$10.11
Total return (%) (r)(s)(t)(x)	2.11	(n)	3.60		7.18	(1.82)	5.43	12.23

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.96		0.96	0.95	0.90	0.92
Expenses after expense reductions (f)	0.78	(a)	0.80		0.80	0.80	0.75	0.77
Net investment income	3.54	(a)	3.63		3.56	3.87	3.80	4.01
Portfolio turnover	8	(n)	17		16	19	12	14
Net assets at end of period (000 omitted)	$91,178		$88,070		$85,927	$85,405	$114,430	$114,748

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
			2016		2015	2014	2013	2012
Class B
Net asset value, beginning of period	$10.04		$10.02		$9.68	$10.28	$10.12	$9.38

Income (loss) from investment operations
Net investment income (d)	$0.14		$0.29		$0.29	$0.31	$0.32	$0.33
Net realized and unrealized gain (loss) on investments	0.04		(0.00	)(w)	0.33	(0.57)	0.15	0.73
Total from investment operations	$0.18		$0.29		$0.62	$(0.26)	$0.47	$1.06

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.27)		$(0.28)	$(0.30)	$(0.30)	$(0.32)
From net realized gain on investments	—		—		—	(0.04)	(0.01)	—
Total distributions declared to shareholders	$(0.13)		$(0.27)		$(0.28)	$(0.34)	$(0.31)	$(0.32)
Net asset value, end of period (x)	$10.09		$10.04		$10.02	$9.68	$10.28	$10.12
Total return (%) (r)(s)(t)(x)	1.77	(n)	3.01		6.47	(2.50)	4.67	11.47

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.71		1.71	1.70	1.65	1.67
Expenses after expense reductions (f)	1.45	(a)	1.47		1.47	1.49	1.47	1.44
Net investment income	2.85	(a)	2.96		2.90	3.17	3.06	3.35
Portfolio turnover	8	(n)	17		16	19	12	14
Net assets at end of period (000 omitted)	$1,310		$1,477		$1,655	$2,059	$2,604	$2,078

See Notes to Financial Statements

Financial Highlights – continued

MFS MISSISSIPPI MUNICIPAL BOND FUND – continued

	Six months ended 9/30/16 (i) (unaudited)

Class I
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.19
Net realized and unrealized gain (loss) on investments	0.04
Total from investment operations	$0.23

Less distributions declared to shareholders
From net investment income	$(0.17)
Net asset value, end of period (x)	$10.06
Total return (%) (r)(s)(x)	2.26	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	(a)
Expenses after expense reductions (f)	0.68	(a)
Net investment income	3.81	(a)
Portfolio turnover	8	(n)
Net assets at end of period (000 omitted)	$2,343

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, April 1, 2016, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS NEW YORK MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
			2016	2015	2014	2013	2012
Class A
Net asset value, beginning of period	$11.31		$11.25	$10.74	$11.50	$11.22	$10.34

Income (loss) from investment operations
Net investment income (d)	$0.21		$0.43	$0.39	$0.43	$0.43	$0.43
Net realized and unrealized gain (loss) on investments	0.07		0.01	0.51	(0.79)	0.26	0.87
Total from investment operations	$0.28		$0.44	$0.90	$(0.36)	$0.69	$1.30

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.38)	$(0.39)	$(0.40)	$(0.41)	$(0.42)
Net asset value, end of period (x)	$11.40		$11.31	$11.25	$10.74	$11.50	$11.22
Total return (%) (r)(s)(t)(x)	2.51	(n)	4.05	8.48	(3.04)	6.19	12.80

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.88	0.88	0.88	0.86	0.88
Expenses after expense reductions (f)	0.86	(a)	0.87	0.87	0.88	0.86	0.88
Net investment income	3.63	(a)	3.84	3.51	3.94	3.73	3.99
Portfolio turnover	11	(n)	13	25	25	18	28
Net assets at end of period (000 omitted)	$134,535		$169,905	$164,566	$155,149	$188,291	$183,191

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
			2016	2015	2014	2013	2012
Class B
Net asset value, beginning of period	$11.28		$11.22	$10.71	$11.47	$11.19	$10.31

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.34	$0.31	$0.34	$0.34	$0.35
Net realized and unrealized gain (loss) on investments	0.07		0.02	0.51	(0.78)	0.26	0.87
Total from investment operations	$0.24		$0.36	$0.82	$(0.44)	$0.60	$1.22

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.30)	$(0.31)	$(0.32)	$(0.32)	$(0.34)
Net asset value, end of period (x)	$11.37		$11.28	$11.22	$10.71	$11.47	$11.19
Total return (%) (r)(s)(t)(x)	2.13	(n)	3.28	7.69	(3.77)	5.41	12.00

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.63	1.63	1.64	1.61	1.63
Expenses after expense reductions (f)	1.61	(a)	1.63	1.63	1.63	1.61	1.63
Net investment income	2.90	(a)	3.10	2.76	3.20	2.98	3.26
Portfolio turnover	11	(n)	13	25	25	18	28
Net assets at end of period (000 omitted)	$5,916		$5,398	$5,459	$5,501	$7,019	$6,298

See Notes to Financial Statements

Financial Highlights – continued

MFS NEW YORK MUNICIPAL BOND FUND – continued

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
			2016	2015	2014	2013	2012
Class C
Net asset value, beginning of period	$11.30		$11.23	$10.72	$11.48	$11.21	$10.33

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.34	$0.31	$0.35	$0.34	$0.35
Net realized and unrealized gain (loss) on investments	0.07		0.03	0.51	(0.79)	0.25	0.87
Total from investment operations	$0.24		$0.37	$0.82	$(0.44)	$0.59	$1.22

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.30)	$(0.31)	$(0.32)	$(0.32)	$(0.34)
Net asset value, end of period (x)	$11.39		$11.30	$11.23	$10.72	$11.48	$11.21
Total return (%) (r)(s)(t)(x)	2.12	(n)	3.37	7.68	(3.77)	5.31	11.97

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.63	1.63	1.64	1.61	1.63
Expenses after expense reductions (f)	1.61	(a)	1.62	1.63	1.63	1.61	1.63
Net investment income	2.90	(a)	3.09	2.76	3.20	2.98	3.24
Portfolio turnover	11	(n)	13	25	25	18	28
Net assets at end of period (000 omitted)	$27,827		$26,751	$25,092	$24,225	$36,508	$32,962

	Six months ended 9/30/16 (i) (unaudited)

Class I
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.20
Net realized and unrealized gain (loss) on investments	0.08
Total from investment operations	$0.28

Less distributions declared to shareholders
From net investment income	$(0.19)
Net asset value, end of period (x)	$10.09
Total return (%) (r)(s)(x)	2.78	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	(a)
Expenses after expense reductions (f)	0.62	(a)
Net investment income	3.99	(a)
Portfolio turnover	11	(n)
Net assets at end of period (000 omitted)	$46,594
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, April 1, 2016, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS NORTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
			2016	2015	2014	2013	2012
Class A
Net asset value, beginning of period	$12.01		$12.00	$11.58	$12.38	$12.17	$11.18

Income (loss) from investment operations
Net investment income (d)	$0.21		$0.42	$0.42	$0.43	$0.42	$0.45
Net realized and unrealized gain (loss) on investments	0.02		(0.01)	0.40	(0.76)	0.26	0.97
Total from investment operations	$0.23		$0.41	$0.82	$(0.33)	$0.68	$1.42

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.40)	$(0.40)	$(0.41)	$(0.40)	$(0.43)
From net realized gain on investments	—		—	—	(0.06)	(0.07)	—
Total distributions declared to shareholders	$(0.20)		$(0.40)	$(0.40)	$(0.47)	$(0.47)	$(0.43)
Net asset value, end of period (x)	$12.04		$12.01	$12.00	$11.58	$12.38	$12.17
Total return (%) (r)(s)(t)(x)	1.91	(n)	3.48	7.13	(2.66)	5.59	12.92

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.87	0.86	0.87	0.84	0.85
Expenses after expense reductions (f)	0.85	(a)	0.86	0.85	0.86	0.84	0.85
Net investment income	3.44	(a)	3.52	3.50	3.64	3.35	3.82
Portfolio turnover	5	(n)	9	16	17	18	24
Net assets at end of period (000 omitted)	$279,922		$289,167	$281,268	$278,717	$384,213	$357,793

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	0.84	0.83

See Notes to Financial Statements

Financial Highlights – continued

MFS NORTH CAROLINA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
			2016	2015	2014	2013	2012
Class B
Net asset value, beginning of period	$11.99		$11.98	$11.56	$12.37	$12.16	$11.17

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.33	$0.33	$0.34	$0.33	$0.36
Net realized and unrealized gain (loss) on investments	0.03		(0.01)	0.40	(0.77)	0.26	0.98
Total from investment operations	$0.19		$0.32	$0.73	$(0.43)	$0.59	$1.34

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.31)	$(0.31)	$(0.32)	$(0.31)	$(0.35)
From net realized gain on investments	—		—	—	(0.06)	(0.07)	—
Total distributions declared to shareholders	$(0.15)		$(0.31)	$(0.31)	$(0.38)	$(0.38)	$(0.35)
Net asset value, end of period (x)	$12.03		$11.99	$11.98	$11.56	$12.37	$12.16
Total return (%) (r)(s)(t)(x)	1.61	(n)	2.71	6.34	(3.47)	4.81	12.09

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.62	1.61	1.62	1.59	1.60
Expenses after expense reductions (f)	1.60	(a)	1.61	1.61	1.62	1.59	1.60
Net investment income	2.68	(a)	2.78	2.76	2.89	2.61	3.08
Portfolio turnover	5	(n)	9	16	17	18	24
Net assets at end of period (000 omitted)	$3,844		$4,213	$4,738	$5,082	$7,618	$7,793

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	1.59	1.58

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
Class C			2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.00		$11.99	$11.57	$12.37	$12.17	$11.17

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.33	$0.33	$0.34	$0.32	$0.36
Net realized and unrealized gain (loss) on investments	0.02		(0.01)	0.40	(0.76)	0.26	0.98
Total from investment operations	$0.18		$0.32	$0.73	$(0.42)	$0.58	$1.34

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.31)	$(0.31)	$(0.32)	$(0.31)	$(0.34)
From net realized gain on investments	—		—	—	(0.06)	(0.07)	—
Total distributions declared to shareholders	$(0.15)		$(0.31)	$(0.31)	$(0.38)	$(0.38)	$(0.34)
Net asset value, end of period (x)	$12.03		$12.00	$11.99	$11.57	$12.37	$12.17
Total return (%) (r)(s)(t)(x)	1.53	(n)	2.71	6.33	(3.39)	4.72	12.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.62	1.61	1.62	1.59	1.60
Expenses after expense reductions (f)	1.60	(a)	1.61	1.60	1.62	1.59	1.60
Net investment income	2.68	(a)	2.77	2.75	2.89	2.60	3.06
Portfolio turnover	5	(n)	9	16	17	18	24
Net assets at end of period (000 omitted)	$62,004		$57,161	$56,074	$56,314	$87,114	$75,895

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	1.59	1.58

See Notes to Financial Statements

Financial Highlights – continued

MFS NORTH CAROLINA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/16 (i) (unaudited)

Class I
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.19
Net realized and unrealized gain (loss) on investments	0.03
Total from investment operations	$0.22

Less distributions declared to shareholders
From net investment income	$(0.18)
Net asset value, end of period (x)	$10.04
Total return (%) (r)(s)(x)	2.23	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61	(a)
Expenses after expense reductions (f)	0.60	(a)
Net investment income	3.74	(a)
Portfolio turnover	5	(n)
Net assets at end of period (000 omitted)	$26,178
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, April 1, 2016, through the stated period end.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS PENNSYLVANIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
			2016	2015	2014	2013	2012
Class A
Net asset value, beginning of period	$10.50		$10.44	$9.99	$10.63	$10.36	$9.53

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.39	$0.35	$0.39	$0.40	$0.42
Net realized and unrealized gain (loss) on investments	0.09		0.03	0.45	(0.66)	0.25	0.82
Total from investment operations	$0.28		$0.42	$0.80	$(0.27)	$0.65	$1.24

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.36)	$(0.35)	$(0.37)	$(0.38)	$(0.41)
Net asset value, end of period (x)	$10.60		$10.50	$10.44	$9.99	$10.63	$10.36
Total return (%) (r)(s)(t)(x)	2.70	(n)	4.16	8.10	(2.52)	6.35	13.27

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.94	0.95	0.93	0.89	0.93
Expenses after expense reductions (f)	0.77	(a)	0.79	0.79	0.78	0.74	0.78
Net investment income	3.60	(a)	3.73	3.42	3.90	3.77	4.20
Portfolio turnover	5	(n)	16	23	21	15	21
Net assets at end of period (000 omitted)	$111,808		$115,732	$110,378	$110,449	$152,804	$133,328

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	0.74	0.78

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
			2016	2015	2014	2013	2012
Class B
Net asset value, beginning of period	$10.52		$10.47	$10.02	$10.65	$10.39	$9.55

Income (loss) from investment operations
Net investment income (d)	$0.15		$0.31	$0.27	$0.31	$0.32	$0.35
Net realized and unrealized gain (loss) on investments	0.10		0.02	0.45	(0.65)	0.24	0.83
Total from investment operations	$0.25		$0.33	$0.72	$(0.34)	$0.56	$1.18

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.28)	$(0.27)	$(0.29)	$(0.30)	$(0.34)
Net asset value, end of period (x)	$10.63		$10.52	$10.47	$10.02	$10.65	$10.39
Total return (%) (r)(s)(t)(x)	2.41	(n)	3.26	7.26	(3.16)	5.42	12.49

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.69	1.70	1.68	1.64	1.68
Expenses after expense reductions (f)	1.53	(a)	1.54	1.55	1.55	1.51	1.55
Net investment income	2.83	(a)	2.96	2.65	3.12	2.99	3.44
Portfolio turnover	5	(n)	16	23	21	15	21
Net assets at end of period (000 omitted)	$5,298		$5,647	$6,212	$6,936	$10,793	$10,524

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	1.51	1.54

See Notes to Financial Statements

Financial Highlights – continued

MFS PENNSYLVANIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/16 (i) (unaudited)

Class I
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.18
Net realized and unrealized gain (loss) on investments	0.10
Total from investment operations	$0.28

Less distributions declared to shareholders
From net investment income	$(0.18)
Net asset value, end of period (x)	$10.10
Total return (%) (r)(s)(x)	2.82	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	(a)
Expenses after expense reductions (f)	0.67	(a)
Net investment income	3.62	(a)
Portfolio turnover	5	(n)
Net assets at end of period (000 omitted)	$11,581
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, April 1, 2016, through the stated period end.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
			2016	2015	2014	2013	2012
Class A
Net asset value, beginning of period	$12.35		$12.29	$11.78	$12.61	$12.38	$11.48

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.39	$0.36	$0.43	$0.43	$0.47
Net realized and unrealized gain (loss) on investments	0.02		0.03	0.51	(0.85)	0.22	0.89
Total from investment operations	$0.22		$0.42	$0.87	$(0.42)	$0.65	$1.36

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.36)	$(0.36)	$(0.41)	$(0.42)	$(0.46)
Net asset value, end of period (x)	$12.38		$12.35	$12.29	$11.78	$12.61	$12.38
Total return (%) (r)(s)(t)(x)	1.74	(n)	3.52	7.48	(3.31)	5.24	12.02

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.89	0.90	0.89	0.86	0.88
Expenses after expense reductions (f)	0.84	(a)	0.85	0.89	0.89	0.86	0.88
Net investment income	3.14	(a)	3.17	2.97	3.59	3.42	3.94
Portfolio turnover	7	(n)	8	22	24	15	19
Net assets at end of period (000 omitted)	$180,317		$176,282	$170,887	$166,428	$220,370	$194,840

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
			2016	2015	2014	2013	2012
Class B
Net asset value, beginning of period	$12.34		$12.28	$11.77	$12.61	$12.37	$11.47

Income (loss) from investment operations
Net investment income (d)	$0.15		$0.29	$0.27	$0.34	$0.34	$0.38
Net realized and unrealized gain (loss) on investments	0.03		0.04	0.51	(0.86)	0.22	0.89
Total from investment operations	$0.18		$0.33	$0.78	$(0.52)	$0.56	$1.27

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.27)	$(0.27)	$(0.32)	$(0.32)	$(0.37)
Net asset value, end of period (x)	$12.38		$12.34	$12.28	$11.77	$12.61	$12.37
Total return (%) (r)(s)(t)(x)	1.44	(n)	2.75	6.69	(4.11)	4.55	11.20

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.65	1.65	1.64	1.61	1.63
Expenses after expense reductions (f)	1.59	(a)	1.61	1.64	1.64	1.61	1.63
Net investment income	2.39	(a)	2.42	2.22	2.84	2.67	3.20
Portfolio turnover	7	(n)	8	22	24	15	19
Net assets at end of period (000 omitted)	$4,092		$4,238	$4,635	$5,125	$7,421	$6,698
See Notes to Financial Statements

Financial Highlights – continued

MFS SOUTH CAROLINA MUNICIPAL BOND FUND – continued

Class I	Six months ended 9/30/16 (i) (unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.17
Net realized and unrealized gain (loss) on investments	0.03
Total from investment operations	$0.20

Less distributions declared to shareholders
From net investment income	$(0.17)
Net asset value, end of period (x)	$10.03
Total return (%) (r)(x)	1.98	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	(a)
Expenses after expense reductions (f)	0.59	(a)
Net investment income	3.44	(a)
Portfolio turnover	7	(n)
Net assets at end of period (000 omitted)	$8,555
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, April 1, 2016, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS TENNESSEE MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
			2016	2015	2014	2013	2012
Class A
Net asset value, beginning of period	$10.70		$10.67	$10.27	$10.96	$10.76	$9.97

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.34	$0.33	$0.35	$0.39	$0.43
Net realized and unrealized gain (loss) on investments	0.05		0.01	0.38	(0.70)	0.18	0.78
Total from investment operations	$0.24		$0.35	$0.71	$(0.35)	$0.57	$1.21

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.32)	$(0.31)	$(0.34)	$(0.37)	$(0.42)
Net asset value, end of period (x)	$10.78		$10.70	$10.67	$10.27	$10.96	$10.76
Total return (%) (r)(s)(t)(x)	2.27	(n)	3.32	7.01	(3.15)	5.33	12.31

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.95	0.94	0.94	0.89	0.91
Expenses after expense reductions (f)	0.88	(a)	0.90	0.94	0.94	0.89	0.91
Net investment income	3.45	(a)	3.17	3.12	3.42	3.51	4.08
Portfolio turnover	3	(n)	14	18	26	20	14
Net assets at end of period (000 omitted)	$107,918		$105,722	$102,473	$104,102	$133,911	$117,095

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
			2016	2015	2014	2013	2012
Class B
Net asset value, beginning of period	$10.69		$10.66	$10.26	$10.95	$10.75	$9.97

Income (loss) from investment operations
Net investment income (d)	$0.15		$0.26	$0.25	$0.28	$0.30	$0.35
Net realized and unrealized gain (loss) on investments	0.05		0.01	0.38	(0.71)	0.19	0.77
Total from investment operations	$0.20		$0.27	$0.63	$(0.43)	$0.49	$1.12

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.24)	$(0.23)	$(0.26)	$(0.29)	$(0.34)
Net asset value, end of period (x)	$10.77		$10.69	$10.66	$10.26	$10.95	$10.75
Total return (%) (r)(s)(t)(x)	1.89	(n)	2.56	6.21	(3.88)	4.55	11.37

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.70	1.69	1.69	1.64	1.66
Expenses after expense reductions (f)	1.63	(a)	1.65	1.69	1.69	1.64	1.66
Net investment income	2.69	(a)	2.42	2.37	2.68	2.76	3.34
Portfolio turnover	3	(n)	14	18	26	20	14
Net assets at end of period (000 omitted)	$1,616		$1,827	$1,902	$1,893	$2,727	$2,535

See Notes to Financial Statements

Financial Highlights – continued

MFS TENNESSEE MUNICIPAL BOND FUND – continued

Class I	Six months ended 9/30/16 (i) (unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.20
Net realized and unrealized gain (loss) on investments	0.03
Total from investment operations	$0.23

Less distributions declared to shareholders
From net investment income	$(0.16)
Net asset value, end of period (x)	$10.07
Total return (%) (r)(s)(x)	2.33	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	(a)
Expenses after expense reductions (f)	0.63	(a)
Net investment income	3.99	(a)
Portfolio turnover	3	(n)
Net assets at end of period (000 omitted)	$6,350
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, April 1, 2016, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
			2016	2015	2014	2013	2012
Class A
Net asset value, beginning of period	$11.51		$11.44	$11.05	$11.69	$11.52	$10.67

Income (loss) from investment operations
Net investment income (d)	$0.21		$0.40	$0.39	$0.40	$0.42	$0.45
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	0.04	0.37	(0.64)	0.15	0.83
Total from investment operations	$0.21		$0.44	$0.76	$(0.24)	$0.57	$1.28

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.37)	$(0.37)	$(0.40)	$(0.40)	$(0.43)
Net asset value, end of period (x)	$11.54		$11.51	$11.44	$11.05	$11.69	$11.52
Total return (%) (r)(s)(t)(x)	1.87	(n)	3.95	6.97	(2.02)	4.99	12.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.89	0.88	0.89	0.86	0.86
Expenses after expense reductions (f)	0.83	(a)	0.84	0.88	0.88	0.86	0.86
Net investment income	3.66	(a)	3.52	3.48	3.65	3.57	3.99
Portfolio turnover	6	(n)	9	20	24	11	24
Net assets at end of period (000 omitted)	$251,547		$251,733	$255,205	$257,695	$335,395	$317,117

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.81	(a)	0.83	0.86	0.87	0.85	0.85

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
			2016	2015	2014	2013	2012
Class B
Net asset value, beginning of period	$11.50		$11.44	$11.05	$11.68	$11.51	$10.66

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.31	$0.31	$0.32	$0.33	$0.36
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	0.04	0.37	(0.64)	0.15	0.84
Total from investment operations	$0.17		$0.35	$0.68	$(0.32)	$0.48	$1.20

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.29)	$(0.29)	$(0.31)	$(0.31)	$(0.35)
Net asset value, end of period (x)	$11.53		$11.50	$11.44	$11.05	$11.68	$11.51
Total return (%) (r)(s)(t)(x)	1.49	(n)	3.09	6.18	(2.67)	4.21	11.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.65	1.63	1.64	1.61	1.61
Expenses after expense reductions (f)	1.58	(a)	1.60	1.63	1.64	1.61	1.61
Net investment income	2.86	(a)	2.76	2.73	2.90	2.83	3.25
Portfolio turnover	6	(n)	9	20	24	11	24
Net assets at end of period (000 omitted)	$1,117		$1,501	$1,921	$2,212	$3,425	$3,781

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.56	(a)	1.58	1.62	1.63	1.60	1.60

See Notes to Financial Statements

Financial Highlights – continued

MFS VIRGINIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
			2016	2015	2014	2013	2012
Class C
Net asset value, beginning of period	$11.51		$11.44	$11.05	$11.68	$11.51	$10.67

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.31	$0.31	$0.32	$0.33	$0.36
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	0.05	0.37	(0.64)	0.15	0.83
Total from investment operations	$0.17		$0.36	$0.68	$(0.32)	$0.48	$1.19

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.29)	$(0.29)	$(0.31)	$(0.31)	$(0.35)
Net asset value, end of period (x)	$11.54		$11.51	$11.44	$11.05	$11.68	$11.51
Total return (%) (r)(s)(t)(x)	1.48	(n)	3.18	6.17	(2.67)	4.21	11.27

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.65	1.63	1.64	1.61	1.61
Expenses after expense reductions (f)	1.58	(a)	1.59	1.63	1.64	1.61	1.61
Net investment income	2.92	(a)	2.77	2.73	2.90	2.81	3.24
Portfolio turnover	6	(n)	9	20	24	11	24
Net assets at end of period (000 omitted)	$28,020		$24,861	$25,108	$25,163	$35,878	$32,519

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.56	(a)	1.58	1.62	1.63	1.60	1.60

See Notes to Financial Statements

Financial Highlights – continued

MFS VIRGINIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/16 (i) (unaudited)

Class I
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.21
Net realized and unrealized gain (loss) on investments	(0.00	)(w)
Total from investment operations	$0.21

Less distributions declared to shareholders
From net investment income	$(0.18)
Net asset value, end of period (x)	$10.03
Total return (%) (r)(s)(x)	2.06	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	(a)
Expenses after expense reductions (f)	0.58	(a)
Net investment income	4.13	(a)
Portfolio turnover	6	(n)
Net assets at end of period (000 omitted)	$19,277

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.56	(a)
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, April 1, 2016, through the stated period end.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS WEST VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
			2016	2015	2014	2013	2012
Class A
Net asset value, beginning of period	$11.37		$11.36	$10.93	$11.60	$11.49	$10.61

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.38	$0.38	$0.39	$0.40	$0.43
Net realized and unrealized gain (loss) on investments	0.00	(w)	(0.02)	0.40	(0.69)	0.09	0.86
Total from investment operations	$0.20		$0.36	$0.78	$(0.30)	$0.49	$1.29

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.35)	$(0.35)	$(0.37)	$(0.38)	$(0.41)
Net asset value, end of period (x)	$11.40		$11.37	$11.36	$10.93	$11.60	$11.49
Total return (%) (r)(s)(t)(x)	1.80	(n)	3.23	7.18	(2.54)	4.32	12.32

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.94	0.93	0.93	0.88	0.88
Expenses after expense reductions (f)	0.87	(a)	0.88	0.90	0.90	0.88	0.88
Net investment income	3.42	(a)	3.34	3.34	3.58	3.44	3.81
Portfolio turnover	7	(n)	9	22	17	14	14
Net assets at end of period (000 omitted)	$120,275		$121,455	$121,680	$119,721	$153,032	$143,789

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
			2016	2015	2014	2013	2012
Class B
Net asset value, beginning of period	$11.37		$11.35	$10.93	$11.59	$11.49	$10.61

Income (loss) from investment operations
Net investment income (d)	$0.15		$0.29	$0.29	$0.31	$0.31	$0.34
Net realized and unrealized gain (loss) on investments	0.01		(0.01)	0.39	(0.68)	0.09	0.86
Total from investment operations	$0.16		$0.28	$0.68	$(0.37)	$0.40	$1.20

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.26)	$(0.26)	$(0.29)	$(0.30)	$(0.32)
Net asset value, end of period (x)	$11.40		$11.37	$11.35	$10.93	$11.59	$11.49
Total return (%) (r)(s)(t)(x)	1.41	(n)	2.56	6.29	(3.18)	3.46	11.48

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.69	1.68	1.68	1.63	1.63
Expenses after expense reductions (f)	1.62	(a)	1.63	1.65	1.65	1.63	1.63
Net investment income	2.66	(a)	2.59	2.59	2.83	2.69	3.08
Portfolio turnover	7	(n)	9	22	17	14	14
Net assets at end of period (000 omitted)	$1,032		$1,062	$1,209	$1,291	$1,890	$2,220

See Notes to Financial Statements

Financial Highlights – continued

MFS WEST VIRGINIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/16 (i) (unaudited)

Class I
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.19
Net realized and unrealized gain (loss) on investments	0.01
Total from investment operations	$0.20

Less distributions declared to shareholders
From net investment income	$(0.17)
Net asset value, end of period (x)	$10.03
Total return (%) (r)(s)(x)	2.00	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	(a)
Expenses after expense reductions (f)	0.62	(a)
Net investment income	3.86	(a)
Portfolio turnover	7	(n)
Net assets at end of period (000 omitted)	$1,830
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, April 1, 2016, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Tennessee Municipal Bond Fund (Tennessee Fund), MFS Virginia Municipal Bond Fund (Virginia Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a diversified series of MFS Municipal Series Trust, (with the exception of Mississippi Fund and West Virginia Fund which are non-diversified), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region or state where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the funds could be taxable to shareholders.

Balance Sheet Offsetting – Each fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty. Each fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is

Notes to Financial Statements (unaudited) – continued

principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
Mississippi Fund
Investments at Value
Municipal Bonds	$—	$91,842,561	$—	$91,842,561
Mutual Funds	1,238,211	—	—	1,238,211
Total Investments	$1,238,211	$91,842,561	$—	$93,080,772

New York Fund
Investments at Value
Municipal Bonds	$—	$209,141,531	$—	$209,141,531
Mutual Funds	2,817,265	—	—	2,817,265
Total Investments	$2,817,265	$209,141,531	$—	$211,958,796

North Carolina Fund
Investments at Value
Municipal Bonds	$—	$364,113,724	$—	$364,113,724
Mutual Funds	2,105,318	—	—	2,105,318
Total Investments	$2,105,318	$364,113,724	$—	$366,219,042

Pennsylvania Fund
Investments at Value
Municipal Bonds	$—	$124,018,493	$—	$124,018,493
Mutual Funds	3,085,708	—	—	3,085,708
Total Investments	$3,085,708	$124,018,493	$—	$127,104,201

South Carolina Fund
Investments at Value
Municipal Bonds	$—	$188,803,951	$—	$188,803,951
Mutual Funds	645,796	—	—	645,796
Total Investments	$645,796	$188,803,951	$—	$189,449,747

Tennessee Fund
Investments at Value
Municipal Bonds	$—	$112,671,465	$—	$112,671,465
Mutual Funds	1,803,153	—	—	1,803,153
Total Investments	$1,803,153	$112,671,465	$—	$114,474,618

Notes to Financial Statements (unaudited) – continued

	Level 1	Level 2	Level 3	Total
Virginia Fund
Investments at Value
Municipal Bonds	$—	$295,749,489	$—	$295,749,489
Mutual Funds	4,573,096		—	4,573,096
Total Investments	$4,573,096	$295,749,489	$—	$300,322,585

West Virginia Fund
Investments at Value
Municipal Bonds	$—	$119,810,811	$—	$119,810,811
Mutual Funds	1,283,100	—	—	1,283,100
Total Investments	$1,283,100	$119,810,811	$—	$121,093,911

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The Mississippi Fund, the Pennsylvania Fund, the Tennessee Fund, and the Virginia Fund use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the Mississippi Fund, the Pennsylvania Fund, the Tennessee Fund, and the Virginia Fund were futures contracts.

At September 30, 2016, the funds did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by these funds for the six months ended September 30, 2016 as reported in the Statements of Operations:

Fund	Risk	Futures Contracts
Mississippi Fund	Interest Rate	$(21,079)
Pennsylvania Fund	Interest Rate	(28,744)
Tennessee Fund	Interest Rate	(24,912)
Virginia Fund	Interest Rate	(67,070)

There is no change in unrealized appreciation (depreciation) on derivative transactions at period end.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, these funds attempt to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of each fund’s credit risk to such counterparty equal to any amounts payable by each fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover each fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. Each fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statements of Operations.

Futures Contracts – The Mississippi Fund, the Pennsylvania Fund, the Tennessee Fund, and the Virginia Fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Notes to Financial Statements (unaudited) – continued

Upon entering into a futures contract, these funds are required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by these funds each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by these funds until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

Each fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, each fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to these funds since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. These funds’ maximum risk of loss due to counterparty credit risk is equal to the margin posted by each fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Inverse Floaters – The Virginia Fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by the Virginia Fund utilizing the Virginia Fund’s municipal bonds which have already been issued (known as self-deposited secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short-term interest rates. A self-deposited secondary market inverse floating rate security is created when the Virginia Fund transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the trust or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”) which are held by the Virginia Fund. Such self-deposited inverse floaters held by the Virginia Fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the Virginia Fund and amounts owed to the holders of the floating rate certificates under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the Virginia Fund in its Statement of Assets and Liabilities under the caption, “Payable to the holders of the floating rate certificates from trust assets”. The carrying value of the Virginia Fund’s payable to the holders of the floating rate certificates from trust assets as reported in the Virginia Fund’s Statement of Assets and Liabilities approximates its fair value. The value of the payable to the holders of the floating rate certificates from trust assets as of the reporting date is considered level 2 under the fair value hierarchy disclosure. At September 30, 2016, the Virginia Fund’s payable to the holders of the floating rate certificates from trust assets was $5,012,381 and the weighted average interest rate on the floating rate certificates issued by the trust was 0.87%. For the six months ended September 30, 2016, the average payable to the holders of the floating rate certificates from trust assets was $5,013,075 at a weighted average interest rate of 0.53%. Interest expense and fees relate to interest payments made to the holders of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended September 30, 2016, interest expense and fees related to self-deposited inverse floaters amounted to $28,790 and are included in “Interest expense and fees” in the Statements of Operations. Primary market inverse floaters held by the Virginia Fund are not accounted for as secured borrowings.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Fees Paid Indirectly – Each fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by each fund. The amount of the credit, for the six months ended September 30, 2016, is shown as a reduction of total expenses in the Statements of Operations. For the six months ended September 30, 2016, custody fees were not reduced for the New York Fund.

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and secured borrowings, as applicable to each fund.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 3/31/16	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Ordinary income (including any short-term capital gains)	$—	$37,622	$5,035	$63,188	$6,569	$1,815	$187,172	$—
Tax-exempt income	2,947,284	6,445,968	10,887,535	3,984,154	5,143,947	3,083,847	8,646,673	3,731,761
Total distributions	$2,947,284	$6,483,590	$10,892,570	$4,047,342	$5,150,516	$3,085,662	$8,833,845	$3,731,761

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/16	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Cost of investments	$85,777,643	$193,483,061	$336,544,666	$115,979,414
Gross appreciation	7,437,540	18,678,694	30,035,049	11,164,038
Gross depreciation	(134,411)	(202,959)	(360,673)	(39,251)
Net unrealized appreciation (depreciation)	$7,303,129	$18,475,735	$29,674,376	$11,124,787

As of 3/31/16
Undistributed ordinary income	5,440	8,153	—	—
Undistributed tax-exempt income	296,257	543,988	1,027,383	352,179
Capital loss carryforwards	(2,600,501)	(6,212,819)	(11,864,985)	(5,031,450)
Other temporary differences	(256,464)	(571,940)	(940,194)	(351,786)
Net unrealized appreciation (depreciation)	7,489,784	17,774,948	29,592,290	10,141,504

As of 9/30/16	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Cost of investments	$176,830,193	$105,599,998	$274,121,893	$111,917,932
Gross appreciation	12,921,377	8,891,364	22,998,552	9,195,873
Gross depreciation	(301,823)	(16,744)	(1,810,241)	(19,894)
Net unrealized appreciation (depreciation)	$12,619,554	$8,874,620	$21,188,311	$9,175,979

As of 3/31/16
Undistributed ordinary income	36,787	949	168,319	5,879
Undistributed tax-exempt income	472,037	747,521	578,167	304,728
Capital loss carryforwards	(7,831,909)	(3,920,263)	(9,111,325)	(5,099,788)
Other temporary differences	(468,379)	(270,779)	(769,386)	(325,062)
Net unrealized appreciation (depreciation)	13,430,962	8,322,810	21,478,421	8,898,648

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after March 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term

Notes to Financial Statements (unaudited) – continued

losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2016, each fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:			New York Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
3/31/17			$—	$(310,955)	$—	$—	$—	$—
3/31/18			—	(139,728)	(620,248)	—	—	(314,556)
3/31/19			(1,676,455)	(847,239)	(825,001)	(57,345)	(203,621)	—
Total			$(1,676,455)	$(1,297,922)	$(1,445,249)	$(57,345)	$(203,621)	$(314,556)

Post-enactment losses which are characterized as follows:	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Short-Term	$(562,903)	$(3,376,803)	$(7,891,830)	$(2,492,219)	$(3,234,078)	$(2,009,982)	$(3,084,770)	$(1,404,177)
Long-Term	(2,037,598)	(1,159,561)	(3,973,155)	(1,241,309)	(3,152,582)	(1,852,936)	(5,822,934)	(3,381,055)
Total	$(2,600,501)	$(4,536,364)	$(11,864,985)	$(3,733,528)	$(6,386,660)	$(3,862,918)	$(8,907,704)	$(4,785,232)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

Distributions declared to shareholders:

From net investment income

	Mississippi Fund		New York Fund		North Carolina Fund		Pennsylvania Fund
	Six months ended 9/30/16	Year ended 3/31/16	Six months ended 9/30/16	Year ended 3/31/16	Six months ended 9/30/16	Year ended 3/31/16	Six months ended 9/30/16	Year ended 3/31/16
Class A	$1,440,650	$2,903,268	$2,337,384	$5,661,672	$4,642,512	$9,328,511	$1,993,543	$3,889,062
Class B	17,748	44,016	75,390	143,594	51,865	116,378	73,287	158,280
Class C	—	—	365,518	678,324	754,158	1,447,681	—	—
Class I	21,892	—	671,477	—	291,332	—	73,645	—
Total	$1,480,290	$2,947,284	$3,449,769	$6,483,590	$5,739,867	$10,892,570	$2,140,475	$4,047,342

	South Carolina Fund		Tennessee Fund		Virginia Fund		West Virginia Fund
	Six months ended 9/30/16	Year ended 3/31/16	Six months ended 9/30/16	Year ended 3/31/16	Six months ended 9/30/16	Year ended 3/31/16	Six months ended 9/30/16	Year ended 3/31/16
Class A	$2,635,979	$5,053,186	$1,612,339	$3,043,885	$4,011,674	$8,174,709	$1,835,592	$3,704,517
Class B	47,143	97,330	19,221	41,777	16,169	41,235	12,067	27,244
Class C	—	—	—	—	319,391	617,901	—	—
Class I	81,846	—	50,589	—	208,676	—	18,578	—
Total	$2,764,968	$5,150,516	$1,682,149	$3,085,662	$4,555,910	$8,833,845	$1,866,237	$3,731,761

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. For the six months ended September 30, 2016, these management fee reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$3,099	$6,981	$12,074	$4,178	$6,228	$3,749	$9,722	$4,102

Notes to Financial Statements (unaudited) – continued

The management fee incurred for the six months ended September 30, 2016 was equivalent to an annual effective rate of 0.44% of each fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:

	New York Fund	North Carolina Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	0.90%	0.93%	0.84%	0.88%	0.81%	0.87%
Class B	1.65%	1.68%	1.59%	1.63%	1.56%	1.62%
Class C	1.65%	1.68%	N/A	N/A	1.56%	N/A
Class I	0.65%	0.68%	0.59%	0.63%	0.56%	0.62%

These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until July 31, 2017. For the six months ended September 30, 2016, the New York Fund and the North Carolina Fund’s actual operating expenses did not exceed the limits described above and therefore, the investment adviser did not pay any portion of each fund’s expenses related to each agreement. For the six months ended September 30, 2016, this reduction amounted to the following for the South Carolina Fund, the Tennessee Fund, the Virginia Fund, and the West Virginia Fund and is included in the reduction of total expenses in the Statements of Operations:

South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$29,628	$23,106	$79,981	$30,746

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2016, as its portion of the initial sales charge on sales of Class A shares of each fund:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$8,078	$8,219	$22,100	$7,600	$18,267	$6,543	$11,338	$5,022

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	—	0.25%	0.25%	0.10%	$112,813
New York Fund	—	0.25%	0.25%	0.25%	173,472
North Carolina Fund	—	0.25%	0.25%	0.24%	352,709
Pennsylvania Fund	—	0.25%	0.25%	0.10%	144,737
South Carolina Fund	—	0.25%	0.25%	0.25%	221,759
Tennessee Fund	—	0.25%	0.25%	0.25%	134,551
Virginia Fund	—	0.25%	0.25%	0.25%	314,611
West Virginia Fund	—	0.25%	0.25%	0.25%	151,114

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	0.75%	0.25%	1.00%	0.77%	$7,044
New York Fund	0.75%	0.25%	1.00%	1.00%	28,760
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	20,433
Pennsylvania Fund	0.75%	0.25%	1.00%	0.86%	27,327
South Carolina Fund	0.75%	0.25%	1.00%	1.00%	21,211
Tennessee Fund	0.75%	0.25%	1.00%	1.00%	8,529
Virginia Fund	0.75%	0.25%	1.00%	1.00%	6,599
West Virginia Fund	0.75%	0.25%	1.00%	1.00%	5,286

Notes to Financial Statements (unaudited) – continued

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
New York Fund	0.75%	0.25%	1.00%	1.00%	$139,497
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	298,009
Virginia Fund	0.75%	0.25%	1.00%	1.00%	131,879

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Total Distribution and Service Fees	$119,857	$341,729	$671,151	$172,064	$242,970	$143,080	$453,089	$156,400

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended September 30, 2016, these rebates amounted to the following, and are included in the reduction of total expenses in the Statements of Operations:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	$2,022	$2,223	$8,610	$64	$2,413	$218	$2,872	$1,480
Class B	—	—	—	—	—	—	—	—
Class C	N/A	—	—	N/A	N/A	N/A	24	N/A

Mississippi Fund: MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2017. For the six months ended September 30, 2016, this reduction amounted to $67,688 and is included in the reduction of total expenses in the Statements of Operations. The service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.00% under a written agreement that will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2017. For the six months ended September 30, 2016, this reduction amounted to $1,617 and is included in the reduction of total expenses in the Statements of Operations.

Pennsylvania Fund: MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2017. For the six months ended September 30, 2016, this reduction amounted to $86,844 and is included in the reduction of total expenses in the Statements of Operations. The service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.10% under a written agreement that will continue until modified by the fund’s Board of Trustees, but will continue at least until July 31, 2017. For the six months ended September 30, 2016, this reduction amounted to $3,799 and is included in the reduction of total expenses in the Statements of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2016, were as follows:

CDSC imposed	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	$—	$—	$252	$777	$10,005	$—	$—	$23
Class B	55	2,851	357	2,751	309	2,068	1,700	594
Class C	N/A	857	3,316	N/A	N/A	N/A	750	N/A

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended September 30, 2016, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Expenses paid	$2,644	$10,500	$12,828	$8,539	$6,289	$3,450	$13,462	$3,967
Percent of average daily net assets	0.0057%	0.0100%	0.0071%	0.0136%	0.0067%	0.0061%	0.0092%	0.0064%

MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended September 30, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$29,854	$59,848	$141,529	$43,801	$65,090	$42,190	$113,227	$52,361

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2016 was equivalent to an annual effective rate of each fund’s average daily net assets as follows:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Percentage of average daily net assets	0.0260%	0.0202%	0.0182%	0.0233%	0.0207%	0.0242%	0.0189%	0.0234%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense for each fund. These amounts are included in “Independent Trustees’ compensation” in the Statements of Operations for the six months ended September 30, 2016 and were as follows:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$159	$126	$355	$159	$344	$128	$353	$342

The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to the following at September 30, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statements of Assets and Liabilities:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$2,022	$2,634	$4,899	$2,005	$4,936	$2,618	$4,922	$4,932

Other – These funds and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended September 30, 2016, the fees paid by each fund under this agreement amounted to the following and are included in “Miscellaneous” expense in the Statements of Operations:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$89	$201	$349	$120	$179	$108	$279	$120

MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statements of Operations. This money market fund does not pay a management fee to MFS.

On March 31, 2016, MFS purchased the following fund shares as an initial investment in the class:

Fund	Class	Shares	Amount
Mississippi Fund	Class I	5,000	$50,000
New York Fund	Class I	5,000	50,000
North Carolina Fund	Class I	5,000	50,000
Pennsylvania Fund	Class I	5,000	50,000
South Carolina Fund	Class I	5,000	50,000
Tennessee Fund	Class I	5,000	50,000
Virginia Fund	Class I	5,000	50,000
West Virginia Fund	Class I	5,000	50,000

Notes to Financial Statements (unaudited) – continued

On June 29, 2016, MFS redeemed the following fund shares:

Fund	Class	Shares	Amount
Mississippi Fund	Class I	5,026	$51,164
New York Fund	Class I	5,030	51,305
North Carolina Fund	Class I	5,030	51,100
Pennsylvania Fund	Class I	5,028	51,290
South Carolina Fund	Class I	5,029	51,097
Tennessee Fund	Class I	5,025	51,104
Virginia Fund	Class I	5,029	50,944
West Virginia Fund	Class I	5,028	51,034

(4)	Portfolio Securities

For the six months ended September 30, 2016, purchases and sales of investments, other than short-term obligations, were as follows:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Purchases	$11,376,443	$32,458,263	$35,764,241	$10,971,714	$23,854,253	$9,258,907	$33,950,021	$8,493,904
Sales	$7,059,673	$22,530,231	$17,538,386	$6,625,854	$12,568,414	$3,172,479	$17,562,043	$9,203,236

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Mississippi Fund				New York Fund
	Six months ended 9/30/16		Year ended 3/31/16		Six months ended 9/30/16		Year ended 3/31/16
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	660,154	$6,680,187	884,229	$8,765,829	1,041,102	$11,921,687	1,323,827	$14,792,912
Class B	2,354	23,901	8,676	85,713	62,651	712,668	50,591	565,237
Class C	—	—	—	—	214,360	2,448,732	401,247	4,492,046
Class I (b)	243,129	2,453,297	5,000	50,000	4,581,183	46,143,950	5,000	50,000
	905,637	$9,157,385	897,905	$8,901,542	5,899,296	$61,227,037	1,780,665	$19,900,195

Shares issued to shareholders in reinvestment of distributions
Class A	127,974	$1,294,801	259,226	$2,570,326	174,803	$1,999,642	446,547	$4,984,469
Class B	1,465	14,842	3,813	37,827	5,097	58,194	9,815	109,243
Class C	—	—	—	—	27,142	310,229	51,469	573,885
Class I (b)	1,945	19,668	—	—	64,074	649,481	—	—
	131,384	$1,329,311	263,039	$2,608,153	271,116	$3,017,546	507,831	$5,667,597

Shares reacquired
Class A	(523,666)	$(5,295,092)	(941,639)	$(9,316,800)	(4,437,829)	$(50,572,444)	(1,383,418)	$(15,415,384)
Class B	(21,087)	(213,684)	(30,476)	(302,635)	(26,083)	(296,900)	(68,673)	(766,075)
Class C	—	—	—	—	(166,098)	(1,899,373)	(318,867)	(3,554,913)
Class I (b)	(17,133)	(173,381)	—	—	(30,276)	(307,115)	—	—
	(561,886)	$(5,682,157)	(972,115)	$(9,619,435)	(4,660,286)	$(53,075,832)	(1,770,958)	$(19,736,372)

Net change
Class A	264,462	$2,679,896	201,816	$2,019,355	(3,221,924)	$(36,651,115)	386,956	$4,361,997
Class B	(17,268)	(174,941)	(17,987)	(179,095)	41,665	473,962	(8,267)	(91,595)
Class C	—	—	—	—	75,404	859,588	133,849	1,511,018
Class I (b)	227,941	2,299,584	5,000	50,000	4,614,981	46,486,316	5,000	50,000
	475,135	$4,804,539	188,829	$1,890,260	1,510,126	$11,168,751	517,538	$5,831,420

Notes to Financial Statements (unaudited) – continued

	North Carolina Fund				Pennsylvania Fund
	Six months ended 9/30/16		Year ended 3/31/16		Six months ended 9/30/16		Year ended 3/31/16
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,811,123	$21,910,635	3,106,915	$36,969,422	961,043	$10,219,149	1,539,109	$15,936,660
Class B	7,203	87,013	14,750	175,718	14,643	156,403	27,074	281,613
Class C	570,596	6,900,839	557,742	6,637,294	—	—	—	—
Class I (b)	2,750,024	27,707,756	5,000	50,000	1,158,586	11,752,023	5,000	50,000
	5,138,946	$56,606,243	3,684,407	$43,832,434	2,134,272	$22,127,575	1,571,183	$16,268,273

Shares issued to shareholders in reinvestment of distributions
Class A	339,844	$4,112,302	681,841	$8,111,001	164,856	$1,752,333	323,550	$3,354,793
Class B	4,006	48,403	9,016	107,081	6,596	70,269	14,478	150,472
Class C	54,603	660,195	104,518	1,242,330	—	—	—	—
Class I (b)	19,853	200,447	—	—	3,052	30,961	—	—
	418,306	$5,021,347	795,375	$9,460,412	174,504	$1,853,563	338,028	$3,505,265

Shares reacquired
Class A	(2,989,336)	$(36,135,410)	(3,148,447)	$(37,417,572)	(1,600,069)	$(17,024,179)	(1,407,207)	$(14,568,952)
Class B	(42,916)	(519,420)	(67,814)	(806,082)	(59,212)	(630,064)	(98,265)	(1,019,195)
Class C	(236,720)	(2,857,945)	(575,172)	(6,841,890)	—	—	—	—
Class I (b)	(166,641)	(1,683,136)	—	—	(19,527)	(198,290)	—	—
	(3,435,613)	$(41,195,911)	(3,791,433)	$(45,065,544)	(1,678,808)	$(17,852,533)	(1,505,472)	$(15,588,147)

Net change
Class A	(838,369)	$(10,112,473)	640,309	$7,662,851	(474,170)	$(5,052,697)	455,452	$4,722,501
Class B	(31,707)	(384,004)	(44,048)	(523,283)	(37,973)	(403,392)	(56,713)	(587,110)
Class C	388,479	4,703,089	87,088	1,037,734	—	—	—	—
Class I (b)	2,603,236	26,225,067	5,000	50,000	1,142,111	11,584,694	5,000	50,000
	2,121,639	$20,431,679	688,349	$8,227,302	629,968	$6,128,605	403,739	$4,185,391

	South Carolina Fund				Tennessee Fund
	Six months ended 9/30/16		Year ended 3/31/16		Six months ended 9/30/16		Year ended 3/31/16
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,426,150	$17,751,078	1,615,812	$19,761,117	862,747	$9,326,918	1,205,327	$12,786,175
Class B	4,225	52,566	6,849	83,823	7,626	82,758	4,254	44,944
Class I (b)	874,437	8,810,366	5,000	50,000	645,083	6,512,041	5,000	50,000
	2,304,812	$26,614,010	1,627,661	$19,894,940	1,515,456	$15,921,717	1,214,581	$12,881,119

Shares issued to shareholders in reinvestment of distributions
Class A	199,650	$2,484,007	383,915	$4,687,513	135,363	$1,463,328	257,387	$2,723,517
Class B	3,725	46,317	7,813	95,327	1,591	17,185	3,572	37,764
Class I (b)	6,387	64,443	—	—	3,999	40,443	—	—
	209,762	$2,594,767	391,728	$4,782,840	140,953	$1,520,956	260,959	$2,761,281

Shares reacquired
Class A	(1,343,904)	$(16,700,040)	(1,626,624)	$(19,840,988)	(862,190)	$(9,314,914)	(1,191,551)	$(12,586,741)
Class B	(20,763)	(258,390)	(48,595)	(592,183)	(30,004)	(323,915)	(15,411)	(163,625)
Class I (b)	(33,167)	(334,667)	—	—	(23,499)	(237,916)	—	—
	(1,397,834)	$(17,293,097)	(1,675,219)	$(20,433,171)	(915,693)	$(9,876,745)	(1,206,962)	$(12,750,366)

Notes to Financial Statements (unaudited) – continued

	South Carolina Fund – continued				Tennessee Fund – continued
	Six months ended 9/30/16		Year ended 3/31/16		Six months ended 9/30/16		Year ended 3/31/16
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net change
Class A	281,896	$3,535,045	373,103	$4,607,642	135,920	$1,475,332	271,163	$2,922,951
Class B	(12,813)	(159,507)	(33,933)	(413,033)	(20,787)	(223,972)	(7,585)	(80,917)
Class I (b)	847,657	8,540,142	5,000	50,000	625,583	6,314,568	5,000	50,000
	1,116,740	$11,915,680	344,170	$4,244,609	740,716	$7,565,928	268,578	$2,892,034

	Virginia Fund				West Virginia Fund
	Six months ended 9/30/16		Year ended 3/31/16		Six months ended 9/30/16		Year ended 3/31/16
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,662,088	$19,266,634	1,847,124	$21,057,879	470,989	$5,397,771	559,878	$6,294,309
Class B	3,804	44,034	5,016	57,427	3,136	35,911	15,154	170,680
Class C	346,906	4,023,337	261,623	2,976,521	—	—	—	—
Class I (b)	1,991,954	20,044,477	5,000	50,000	197,377	1,986,555	5,000	50,000
	4,004,752	$43,378,482	2,118,763	$24,141,827	671,502	$7,420,237	580,032	$6,514,989

Shares issued to shareholders in reinvestment of distributions
Class A	305,426	$3,539,459	624,166	$7,104,014	151,304	$1,732,121	308,252	$3,470,455
Class B	1,315	15,232	3,493	39,710	978	11,187	2,198	24,731
Class C	24,736	286,654	48,684	554,099	—	—	—	—
Class I (b)	14,872	149,954	—	—	1,500	15,123	—	—
	346,349	$3,991,299	676,343	$7,697,823	153,782	$1,758,431	310,450	$3,495,186

Shares reacquired
Class A	(2,036,826)	$(23,593,675)	(2,906,452)	$(33,045,000)	(756,310)	$(8,664,884)	(899,998)	$(10,124,327)
Class B	(38,656)	(448,407)	(46,059)	(522,404)	(7,011)	(80,366)	(30,349)	(341,647)
Class C	(103,012)	(1,193,335)	(344,961)	(3,915,027)	—	—	—	—
Class I (b)	(89,207)	(898,997)	—	—	(21,477)	(216,900)	—	—
	(2,267,701)	$(26,134,414)	(3,297,472)	$(37,482,431)	(784,798)	$(8,962,150)	(930,347)	$(10,465,974)

Net change
Class A	(69,312)	$(787,582)	(435,162)	$(4,883,107)	(134,017)	$(1,534,992)	(31,868)	$(359,563)
Class B	(33,537)	(389,141)	(37,550)	(425,267)	(2,897)	(33,268)	(12,997)	(146,236)
Class C	268,630	3,116,656	(34,654)	(384,407)	—	—	—	—
Class I (b)	1,917,619	19,295,434	5,000	50,000	177,400	1,784,778	5,000	50,000
	2,083,400	$21,235,367	(502,366)	$(5,642,781)	40,486	$216,518	(39,865)	$(455,799)

(b)	Class I was funded, with MFS seed money, on March 31, 2016 and commenced operations on April 1, 2016.

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended September 30, 2016, each fund’s commitment fee and interest expense were as follows, and are included in “Miscellaneous” expense in the Statements of Operations:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Commitment Fee	$321	$724	$1,260	$438	$645	$385	$1,000	$434
Interest Expense	—	—	—	—	—	—	—	—

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds - Affiliated Issuers

An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2016, are as follows:

	Underlying Affiliated Fund - MFS Institutional Money Market Portfolio
	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Mississippi Fund	2,584,300	13,654,831	(15,000,920)	1,238,211
New York Fund	3,414,908	33,511,557	(34,109,200)	2,817,265
North Carolina Fund	245,672	34,317,201	(32,457,555)	2,105,318
Pennsylvania Fund	2,755,968	13,578,963	(13,249,223)	3,085,708
South Carolina Fund	792,476	23,719,893	(23,866,573)	645,796
Tennessee Fund	1,884,410	12,860,575	(12,941,832)	1,803,153
Virginia Fund	3,556,870	37,131,797	(36,115,571)	4,573,096
West Virginia Fund	352,850	10,304,915	(9,374,665)	1,283,100

	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Mississippi Fund	$2	$—	$4,057	$1,238,211
New York Fund	—	—	5,523	2,817,265
North Carolina Fund	(11)	—	7,310	2,105,318
Pennsylvania Fund	5	—	3,238	3,085,708
South Carolina Fund	5	—	5,772	645,796
Tennessee Fund	1	—	3,784	1,803,153
Virginia Fund	21	—	8,488	4,573,096
West Virginia Fund	—	—	2,448	1,283,100

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2016 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2015 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed each Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund’s Class A shares in comparison to the performance of funds in its respective Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. See below for a description of the performance information considered by the Trustees.

In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. See below for a description of the fee information considered by the Trustees.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

Board Review of Investment Advisory Agreement – continued

The Trustees also considered whether each Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that each Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the information noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Funds, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling each Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow each Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2016.

MFS Mississippi Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2015 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2015 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was higher than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.

MFS New York Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2015 (the 1st quintile being the best performers and the 5th quintile being the worst

Board Review of Investment Advisory Agreement – continued

performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2015 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.

MFS North Carolina Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2015 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2015 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.

MFS Pennsylvania Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2015 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2015 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.

MFS South Carolina Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for the three-year period ended December 31, 2015 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2015 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

Board Review of Investment Advisory Agreement – continued

The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year. The Trustees observed that there were significant limitations to usefulness of the comparative data provided by Lipper, Inc., noting that the applicable Lipper universe for the Fund included funds that pursue substantially different investment programs as compared to that pursued by the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.

MFS Tennessee Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for the three-year period ended December 31, 2015 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2015 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. The Trustees observed that there were significant limitations to the usefulness of the comparative data provided by Broadridge, noting that the applicable Lipper performance universe for the Fund included funds that pursue substantially different investment programs as compared to that pursued by the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median, and the Fund’s total expense ratio was higher than the Broadridge expense group median.

MFS Virginia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2015 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and the five-year periods ended December 31, 2015 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.

MFS West Virginia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for the three-year period ended December 31, 2015 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the

Board Review of Investment Advisory Agreement – continued

4th quintile for the five-year period ended December 31, 2015 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. The Trustees observed that there were significant limitations to the usefulness of the comparative data provided by Broadridge, noting that the applicable Lipper performance universe for the Fund included funds that pursue substantially different investment programs as compared to that pursued by the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median, and the Fund’s total expense ratio was higher than the Broadridge expense group median.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. Each fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of each fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

September 30, 2016

MFS® MUNICIPAL INCOME FUND

LMB-SEM

MFS® MUNICIPAL INCOME FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union, most markets proved resilient in the wake of the referendum. U.S. shares quickly reversed post-Brexit declines and rallied to record highs during August. Global interest rates remain very low, with most central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of low inflation. Low interest rates continue to benefit risky assets such as equities, as investors are forced to accept greater risks in search of satisfactory returns in a low-return environment. U.S. investment- grade and high-yield bonds have benefited from low, and even negative, yields overseas.

Emblematic of the sluggish global growth environment is a pronounced slowdown in the growth of global trade. Despite the slowdown, emerging market equities have held up well, withstanding geopolitical shocks like an attempted coup in Turkey and the impeachment and removal of the president of Brazil. The U.S. Federal Reserve’s go-slow approach to rate hikes and economic stimulus abroad have helped support markets.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

November 11, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten industries (i)
Healthcare Revenue – Hospitals	13.5%
General Obligations – General Purpose	8.8%
Water & Sewer Utility Revenue	8.5%
Universities – Colleges	7.2%
Healthcare Revenue – Long Term Care	5.1%
State & Local Agencies	4.0%
Miscellaneous Revenue – Other	4.0%
Universities – Secondary Schools	3.9%
Utilities – Municipal Owned	3.8%
Airport Revenue	3.7%

Composition including fixed income credit quality (a)(i)
AAA	6.2%
AA	25.9%
A	35.1%
BBB	16.9%
BB	5.3%
B	2.2%
CCC	0.4%
CC	1.1%
D	0.7%
Not Rated	5.6%
Cash & Cash Equivalents	1.7%
Other	(1.1)%

Portfolio facts (i)
Average Duration (d)	5.9
Average Effective Maturity (m)	15.3 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.

2

Portfolio Composition – continued

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and/or the leverage created through the issuance of self-deposited inverse floaters and may be negative.

Percentages are based on net assets as of 9/30/16.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, April 1, 2016 through September 30, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2016 through September 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/16	Ending Account Value 9/30/16	Expenses Paid During Period (p) 4/01/16-9/30/16
A	Actual	0.74%	$1,000.00	$1,026.40	$3.76
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
B	Actual	1.50%	$1,000.00	$1,023.69	$7.61
	Hypothetical (h)	1.50%	$1,000.00	$1,017.55	$7.59
C	Actual	1.49%	$1,000.00	$1,022.47	$7.55
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
I	Actual	0.50%	$1,000.00	$1,027.70	$2.54
	Hypothetical (h)	0.50%	$1,000.00	$1,022.56	$2.54
A1	Actual	0.50%	$1,000.00	$1,027.68	$2.54
	Hypothetical (h)	0.50%	$1,000.00	$1,022.56	$2.54
B1	Actual	1.27%	$1,000.00	$1,024.85	$6.45
	Hypothetical (h)	1.27%	$1,000.00	$1,018.70	$6.43

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.02% of investment related expenses from self-deposited inverse floaters (as described in Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

5

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Municipal Bonds - 98.2%
Issuer	Shares/Par	Value ($)
Alabama - 1.2%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/2025	$930,000	$1,000,233
Birmingham, AL, Waterworks Board Subordinate Rev., “B”, 5%, 1/01/2043	10,000,000	11,936,900
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/2029	3,550,000	3,821,753
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/2033	785,000	923,702
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2025	95,000	72,247
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	1,175,000	836,330
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,655,000	960,761
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	2,370,000	959,803
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	4,495,000	1,699,649
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2016	185,000	185,022
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2017	250,000	259,440
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2018	265,000	281,661
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	295,000	329,627
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	435,000	492,694
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.8%, 5/01/2034	3,565,000	4,096,185

		$27,856,007
Arizona - 0.4%
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 4/01/2040	$1,710,000	$1,953,949
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	470,000	509,085
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	140,000	151,642

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045	$570,000	$610,841
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046	340,000	364,361
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	700,000	794,346
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	560,000	631,831
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	895,000	1,006,186
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	840,000	900,186
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	925,000	984,949
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 1.6%, 3/01/2028 (Put Date 3/01/2018)	1,595,000	1,601,779

		$9,509,155
Arkansas - 0.4%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	$435,000	$508,158
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/2046	4,995,000	1,658,590
Arkansas Federal Highway Grant Anticipation & Tax Rev., 5%, 4/01/2020	3,970,000	4,517,463
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/2042	1,520,000	1,771,074

		$8,455,285
California - 11.9%
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, 5%, 10/01/2037	$770,000	$922,098
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, AGM, 5%, 10/01/2037	195,000	235,796
Alameda, CA, Corridor Transportation Authority Senior Lien Rev., “A”, AGM, 5%, 10/01/2028	985,000	1,202,370
California Department of Water Resources, Center Valley Project Rev., “AF”, 5%, 12/01/2028 (Prerefunded 12/01/2018) (u)	14,200,000	15,452,724
California Department of Water Resources, Center Valley Project Rev., “AF”, 5%, 12/01/2028 (u)	9,625,000	10,452,461
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2031	1,550,000	1,779,540

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Educational Facilities Authority Rev. (Stanford University), 5%, 5/01/2045	$7,840,000	$11,415,746
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2036	925,000	1,134,957
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 10/01/2038	4,610,000	5,017,247
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/2039	2,580,000	2,899,868
California Health Facilities Financing Authority Rev. (Sutter Health), “D”, 5.25%, 8/15/2031	5,000,000	5,950,800
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/2023	6,180,000	6,243,778
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 8/01/2042	80,000	81,811
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/2033	6,600,000	6,876,210
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 8/01/2038	45,000	45,630
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	595,000	897,242
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	1,185,000	1,727,837
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/2028	1,785,000	1,901,525
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040	850,000	988,117
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/2023 (Put Date 12/01/2017)	950,000	994,470
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 10/01/2030	2,950,000	3,344,946
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2038	9,180,000	11,004,341
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	9,250,000	11,190,095
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024	560,000	615,950
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025	585,000	645,354
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	505,000	587,285
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	1,340,000	1,532,692

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/2038 (a)(d)	$126,224	$631
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/2039	1,050,000	1,193,252
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 11/01/2027	245,000	254,379
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/2033	1,460,000	1,499,931
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 6/01/2042	880,000	970,561
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	140,000	150,749
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	190,000	203,433
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	645,000	738,867
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	2,475,000	2,825,633
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046	500,000	565,875
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	990,000	1,134,095
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “B”, CALHF, 3%, 8/01/2021	2,020,000	2,023,373
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “C”, CALHF, 2.5%, 8/01/2020	1,355,000	1,356,775
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “D”, 4.75%, 8/01/2020	575,000	575,621
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/2040 (Prerefunded 5/15/2018)	1,655,000	1,794,003
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/2046 (Prerefunded 1/01/2019)	5,025,000	5,603,126
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	1,840,000	2,061,205
District of Southern CA, Water Replenishment Financing Authority Assessment Rev., 5%, 8/01/2036	1,175,000	1,441,032
District of Southern CA, Water Replenishment Financing Authority Assessment Rev., 5%, 8/01/2037	1,250,000	1,529,638

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
District of Southern CA, Water Replenishment Financing Authority Assessment Rev., 5%, 8/01/2041	$2,705,000	$3,293,148
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	4,495,000	3,026,259
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2031	4,015,000	2,606,257
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2033	2,785,000	1,656,574
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 12/01/2024 (Prerefunded 12/01/2016)	2,250,000	2,268,248
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2034	3,000,000	3,620,160
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 6/01/2022	3,415,000	3,603,781
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AGM, 5%, 6/01/2040	7,805,000	9,398,079
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 6/01/2023	995,000	1,050,909
Hartnell , CA, Community College District (Monterey and San Benito Counties), Election of 2002 General Obligation, Capital Appreciation, “D”, 0%, 8/01/2039 (Prerefunded 8/01/2019)	9,645,000	2,175,623
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	2,620,000	3,034,091
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/2036	640,000	703,162
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	480,000	552,859
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2034	480,000	560,501
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2044	820,000	948,330
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2029	2,990,000	3,403,427
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/2039 (Prerefunded 9/01/2019)	2,580,000	2,954,513
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/2034	825,000	916,641
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	3,595,000	4,233,796
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	580,000	388,670
Mt. San Antonio, CA, Community College District, Convertible Capital Appreciation, 0% to 2023, 5.875% to, 8/01/2028	1,860,000	1,818,020
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2024	2,900,000	2,432,375

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2027	$1,930,000	$1,462,689
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2029	3,915,000	2,740,696
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2030	4,335,000	2,922,527
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,640,000	1,971,378
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039 (Prerefunded 11/01/2019)	2,210,000	2,532,616
Port of Oakland, CA, Rev., “P”, 5%, 5/01/2033	11,790,000	13,569,701
Riverside County, CA, Public Financing Authority Tax Allocation Rev. (Project Area No. 1 Desert Communities & Interstate 215 Corridor Projects), BAM, 4%, 10/01/2037	735,000	809,676
Riverside County, CA, Successor Agency to the Redevelopment Agency Tax Allocation Rev. (Jurupa Valley Redevelopment Project Area) , “B”, BAM, 4%, 10/01/2036	730,000	804,781
Riverside County, CA, Successor Agency to the Redevelopment Agency Tax Allocation Rev. (Mid-County Redevelopment Project Area) , “C”, BAM, 4%, 10/01/2036	220,000	242,537
Riverside County, CA, Successor Agency to the Redevelopment Agency Tax Allocation Rev. (Mid-County Redevelopment Project Area) , “C”, BAM, 4%, 10/01/2037	115,000	126,684
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 5.25%, 6/01/2039	4,655,000	5,666,438
Sacramento, CA, Municipal Utility District Electricity Rev., “X”, 5%, 8/15/2028 (Prerefunded 8/15/2021)	835,000	993,199
Sacramento, CA, Municipal Utility District Electricity Rev., “X”, 5%, 8/15/2028	2,435,000	2,865,727
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2040	9,315,000	10,476,581
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2024	500,000	608,395
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2025	1,500,000	1,818,780
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2028	6,000,000	7,047,360
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	340,000	394,366
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	7,570,000	8,717,536
San Jose, CA, Airport Rev., “C”, 5%, 3/01/2030	1,115,000	1,347,979
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NATL, 0%, 9/01/2026	5,100,000	4,233,204

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
State of California, 5%, 4/01/2024	$4,365,000	$5,261,222
State of California, 5.25%, 10/01/2028	2,965,000	3,562,359
State of California, 6.5%, 4/01/2033	4,000,000	4,551,280
State of California, 6%, 11/01/2039	3,000,000	3,457,830
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/2032	2,075,000	2,428,476
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 1/01/2041	915,000	1,066,579
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/2029	3,440,000	2,429,638
Whittier, CA, Union High School District, Capital Appreciation, 0%, 8/01/2034	2,005,000	737,960

		$280,556,686
Colorado - 3.4%
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 5/01/2040	$1,815,000	$1,932,195
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	195,000	226,149
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	740,000	833,669
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	605,000	679,058
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	545,000	613,948
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	490,000	567,195
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	495,000	567,324
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	700,000	803,208
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 5%, 12/01/2031	1,725,000	2,014,058
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/2038	1,020,000	1,177,978
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	1,855,000	2,164,340
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 7%, 11/15/2038 (Prerefunded 11/15/2018)	4,330,000	4,880,949
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2035	1,985,000	2,269,709
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043	1,195,000	1,415,800

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/2044	$4,620,000	$5,331,942
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/2018	4,840,000	5,213,890
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	6,150,000	7,205,832
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	5,000,000	5,755,300
Colorado Springs, CO, Utility Rev., “A”, FRN, 0.9%, 11/01/2037	4,850,000	4,850,000
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2025	3,000,000	3,787,980
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 10/01/2032	3,975,000	4,102,121
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/2032	615,000	638,167
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/2028	1,930,000	2,216,566
Denver, CO, City & County School District No. 1, 5%, 12/01/2024	10,000,000	11,843,400
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	1,210,000	1,393,666
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 11/01/2031	5,000	5,017
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	1,215,000	1,608,016
University of Colorado, Enterprise Rev., 5%, 6/01/2029 (Prerefunded 6/01/2021)	4,220,000	4,984,959

		$79,082,436
Connecticut - 1.4%
Connecticut Health & Educational Facilities Authority Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2046	$150,000	$164,886
Connecticut Health & Educational Facilities Authority Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2053	195,000	212,164
Connecticut Health & Educational Facilities Authority Rev. (Church Home of Hartford, Inc. Project), “B-2”, 2.875%, 9/01/2020	475,000	478,069
Connecticut Health & Educational Facilities Authority Rev. (Quinnipiac University), “M”, 5%, 7/01/2036	540,000	644,317
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “B-2”, 4%, 11/15/2032	2,345,000	2,516,091
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “C-1”, 3.5%, 11/15/2045	3,550,000	3,769,710
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/2044	2,865,000	2,996,704

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - continued
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	$2,320,000	$2,422,312
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2028	4,595,000	5,391,773
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2029	4,595,000	5,391,773
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2030	4,615,000	5,401,258
University of Connecticut, General Obligation, “A”, 5%, 3/15/2028	1,335,000	1,666,294
University of Connecticut, General Obligation, “A”, 5%, 3/15/2029	1,135,000	1,406,776

		$32,462,127
Delaware - 0.0%
Delaware Economic Development Authority (Newark Charter School, Inc.), 5%, 9/01/2036	$235,000	$273,963
Delaware Economic Development Authority (Newark Charter School, Inc.), 5%, 9/01/2046	250,000	289,133

		$563,096
District of Columbia - 1.1%
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2036	$1,365,000	$1,578,964
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2041	880,000	1,010,011
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2046	630,000	720,260
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2033	560,000	680,680
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2043	1,450,000	1,747,468
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	255,000	264,963
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/2035	230,000	237,447
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/2039	150,000	155,102
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	3,235,000	3,327,812
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	4,080,000	4,166,904
District of Columbia University Rev. (Georgetown University), Convertible Capital Appreciation, BHAC, 0% to 4/01/2018, 5% to 4/01/2040	11,570,000	11,634,329

		$25,523,940

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - 4.6%
Arborwood Community Development District, FL, Capital Improvement Rev., Capital Appreciation, “A-1”, 6.9%, 5/01/2036	$20,000	$22,954
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/2030	1,045,000	1,141,819
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/2033	485,000	528,180
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/2034	1,405,000	1,537,520
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 5/01/2039	845,000	858,114
Capital Trust Agency Rev. (Aero Miami FX LLC), “A”, 5.35%, 7/01/2029	3,385,000	3,688,804
Citizens Property Insurance Corp., “A-1”, 5.25%, 6/01/2017	750,000	771,945
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	5,850,000	6,866,204
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.25%, 5/15/2035	100,000	104,155
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.5%, 5/15/2049	180,000	187,402
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/2022	520,000	520,338
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B-1”, 6.875%, 5/15/2021	820,000	821,435
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B-2”, 6.5%, 5/15/2020	180,000	180,346
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2026	1,510,000	1,861,694
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2029	1,350,000	1,632,528
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2030	1,420,000	1,703,688
Florida Board of Education, Capital Outlay, “E”, 5%, 6/01/2023	250,000	278,860
Florida Board of Education, Lottery Rev., “A”, 5%, 7/01/2020	7,855,000	8,999,945
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2019	505,000	557,389
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2030	2,425,000	2,563,589
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2040	5,130,000	5,396,555

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “A”, FHLMC, 3.5%, 7/01/2046	$1,870,000	$1,974,627
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “B”, FHLMC, 3%, 7/01/2045	3,300,000	3,428,997
Florida Municipal Power Agency Rev., 5%, 10/01/2031 (Prerefunded 10/01/2018)	850,000	919,462
Florida Municipal Power Agency Rev., 5%, 10/01/2031	150,000	160,490
Florida Municipal Power Agency Rev., All Requirements, “A”, 6.25%, 10/01/2031 (Prerefunded 10/01/2019)	400,000	462,872
Florida State University Board of Governors, System Improvement Rev., 6.25%, 7/01/2030	2,685,000	2,952,184
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/2038	740,000	754,652
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 8/15/2029 (Prerefunded 8/15/2018)	300,000	326,220
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), ETM, NATL, 6.5%, 8/15/2019	635,000	697,763
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev. (Tampa Electric Co.), “A”, 5.65%, 5/15/2018	500,000	534,935
Homestead 50, FL, Community Development District, Special Assessment, “A”, 6%, 5/01/2037	1,415,000	1,392,742
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2033	2,225,000	2,638,850
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2034	1,935,000	2,288,660
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	390,000	412,710
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	135,000	142,374
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	205,000	214,430
Main Street Community Development District, FL, “A”, 6.8%, 5/01/2038	490,000	496,419
Marshall Creek Community Development District, FL, Capital Improvement and Special Assessment, “A”, 3.5%, 5/01/2020	1,990,000	2,026,397
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 10/01/2035	5,885,000	6,632,807
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Children’s Hospital), “A”, 6.125%, 8/01/2042	2,240,000	2,597,482
Miami-Dade County, FL, School Board, COP, “B”, ASSD GTY, 5%, 5/01/2033	500,000	532,455
Miami-Dade County, FL, Water & Sewer Rev., AGM, 5%, 10/01/2039	1,000,000	1,132,870

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	$6,920,000	$8,933,236
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 5/01/2022	40,000	35,756
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	280,000	303,307
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	135,000	145,008
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	230,000	247,050
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Health Obligated Group), “A”, 5%, 10/01/2037	1,915,000	2,310,026
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “C”, 5.25%, 10/01/2035 (Prerefunded 10/01/2018)	1,000,000	1,085,420
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	430,000	529,425
Palm Beach County, FL, Solid Waste Authority Rev. Improvement, BHAC, 5%, 10/01/2027 (Prerefunded 10/01/2019)	295,000	329,913
Parkway Center Community Development District, FL, Special Assessment, “B”, 7%, 5/01/2023	315,000	324,800
Pinellas County, FL, Sewer Rev., AGM, 5%, 10/01/2032	330,000	331,158
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 10/01/2022 (n)	2,850,000	2,964,998
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.5%, 10/01/2024 (n)	4,275,000	4,436,937
South Broward, FL, Hospital District Rev., 5%, 5/01/2036 (Prerefunded 5/01/2018)	500,000	532,130
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/2029	1,025,000	1,142,117
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/2027	150,000	145,985
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/2045	6,795,000	7,742,359
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	55,000	38,493
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	245,000	292,383
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	225,000	263,315
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	485,000	559,908
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	1,455,000	1,677,135

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/2021	$105,000	$105,845
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 11/01/2017	10,000	10,036

		$107,430,602
Georgia - 3.0%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/2033	$965,000	$1,107,145
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/2043	965,000	1,106,546
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2025	1,415,000	1,673,648
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2026	800,000	945,344
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/2022 (Prerefunded 11/01/2019)	2,770,000	3,193,173
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	1,295,000	1,578,657
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	650,000	743,009
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	1,140,000	1,287,721
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	4,850,000	5,527,691
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2028	5,285,000	6,312,087
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2029	1,415,000	1,686,949
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2030	4,345,000	5,139,005
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2031	235,000	277,570
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2041	3,910,000	4,605,863
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2026	3,680,000	4,251,394
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2027	2,285,000	2,637,735
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3%, 6/01/2043	150,000	151,298
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.5%, 6/01/2045	2,435,000	2,577,180
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	2,010,000	2,121,997
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	4,545,000	5,277,336
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	845,000	1,060,458
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	1,740,000	2,241,242

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Georgia Municipal Electric Authority Power Rev., NATL, 6.5%, 1/01/2020	$870,000	$939,731
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/2026	3,065,000	3,684,682
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/2034	130,000	139,649
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.5%, 8/15/2054	4,215,000	5,179,055
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/2030	540,000	566,816
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/2039	645,000	674,851
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 7/01/2018	1,370,000	1,453,460
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/2034	2,055,000	2,071,070

		$70,212,362
Guam - 0.1%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	$545,000	$604,160
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	910,000	1,077,713
Guam International Airport Authority Rev., “C”, 5%, 10/01/2016	360,000	360,032
Guam International Airport Authority Rev., “C”, 5%, 10/01/2017	600,000	620,016
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2020	130,000	146,757
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	370,000	426,610

		$3,235,288
Hawaii - 2.0%
Hawaii Housing & Community Development Corp., HI, Rental Housing System Rev., “A”, 4.65%, 1/01/2029	$7,795,000	$7,835,066
Hawaii Housing & Community Development Corp., HI, Rental Housing System Rev., “A”, 4.75%, 1/01/2033	9,390,000	9,440,518
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/2029	365,000	440,113
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/2044	1,100,000	1,326,622
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/2039	3,655,000	4,115,165
Honolulu, HI, City & County Wastewater System Rev., “A”, 5%, 7/01/2032	1,000,000	1,245,530

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Hawaii - continued
Honolulu, HI, City & County Wastewater System Rev., “A”, 5%, 7/01/2033	$1,650,000	$2,046,941
Honolulu, HI, City & County Wastewater System Rev., “A”, 5%, 7/01/2034	1,140,000	1,408,618
Honolulu, HI, City & County Wastewater System Rev., “A”, 5%, 7/01/2035	5,000,000	6,153,550
Honolulu, HI, City & County Wastewater System Rev., “A”, 5%, 7/01/2036	3,000,000	3,683,340
State of Hawaii, “DZ”, 5%, 12/01/2031	2,230,000	2,618,399
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2030 (Prerefunded 1/01/2022)	3,695,000	4,432,670
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2031	1,380,000	1,617,733
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2032	920,000	1,076,464

		$47,440,729
Illinois - 8.9%
Chicago, IL (Modern Schools Program), “A”, AMBAC, 5%, 12/01/2024	$2,685,000	$2,703,607
Chicago, IL (Modern Schools Program), “G”, AMBAC, 5%, 12/01/2023	650,000	654,537
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/2020	1,635,000	1,646,249
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/2021	1,030,000	1,037,117
Chicago, IL, “A”, 5.25%, 1/01/2028	345,000	371,672
Chicago, IL, “A”, 5%, 1/01/2036	1,110,000	1,148,806
Chicago, IL, “A”, AGM, 5%, 1/01/2017	50,000	50,174
Chicago, IL, “A”, AGM, 5%, 1/01/2022	30,000	30,104
Chicago, IL, “A”, AGM, 5%, 1/01/2022	550,000	554,373
Chicago, IL, “A”, AGM, 5%, 1/01/2023	15,000	15,125
Chicago, IL, “A”, AGM, 5%, 1/01/2023	350,000	352,783
Chicago, IL, “A”, AGM, 5%, 1/01/2024	15,000	15,052
Chicago, IL, “A”, AGM, 5%, 1/01/2025	50,000	50,398
Chicago, IL, “A”, AGM, 5%, 1/01/2026	30,000	30,159
Chicago, IL, “A”, AGM, 5%, 1/01/2027	205,000	206,792
Chicago, IL, “A”, AGM, 5%, 1/01/2028	7,700,000	8,284,969
Chicago, IL, “A”, AGM, 4.75%, 1/01/2030	570,000	571,807
Chicago, IL, “A”, AGM, 5%, 1/01/2034	2,000,000	2,006,720
Chicago, IL, “A”, AGM, 5%, 1/01/2037	3,430,000	3,459,978
Chicago, IL, “A”, AMBAC, 5%, 1/01/2022	2,880,000	2,902,579
Chicago, IL, “A”, Capital Appreciation, NATL, 0%, 1/01/2027	1,490,000	997,749
Chicago, IL, “C”, NATL, 5%, 1/01/2023	390,000	406,918
Chicago, IL, “C”, NATL, 5%, 1/01/2028	185,000	192,979

20

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, “C”, NATL, 5%, 1/01/2029	$3,445,000	$3,593,583
Chicago, IL, “D”, 5.5%, 1/01/2033	935,000	1,018,290
Chicago, IL, “D”, AMBAC, 5%, 12/01/2022	2,710,000	2,728,970
Chicago, IL, Board of Education, “B”, AMBAC, 5%, 12/01/2020	3,150,000	3,247,115
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2027	2,470,000	2,526,563
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2035	3,955,000	4,045,570
Chicago, IL, Board of Education, “C”, AGM, 5%, 12/01/2032	8,315,000	8,745,634
Chicago, IL, Board of Education, “C”, ASSD GTY, 5.25%, 12/01/2025	5,855,000	6,227,261
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2021	4,110,000	4,232,355
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2023	975,000	1,001,978
Chicago, IL, Capital Appreciation, NATL, 0%, 1/01/2027	1,820,000	1,218,727
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2029	9,145,000	10,543,636
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	945,000	1,117,935
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	470,000	555,709
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	1,890,000	2,216,252
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	2,735,000	3,291,655
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	7,125,000	8,248,399
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.5%, 6/01/2038 (Prerefunded 12/01/2016)	130,000	136,219
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2029	1,755,000	1,954,193
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031	655,000	743,176
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2040	4,685,000	5,262,426
Chicago, IL, Wastewater Transmission Rev., “C”, 5%, 1/01/2035	405,000	461,903
Chicago, IL, Wastewater Transmission Rev., “C”, 5%, 1/01/2039	610,000	692,368
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2036	640,000	714,522
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2040	585,000	651,924
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/2037	3,285,000	3,337,002
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/2033	2,180,000	2,345,135

21

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/2043	$1,500,000	$1,632,045
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 10/01/2028 (Prerefunded 10/01/2018)	2,990,000	3,276,562
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2040	6,755,000	7,807,699
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2046	2,480,000	2,844,188
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7%, 11/15/2029 (Prerefunded 5/15/2019)	2,975,000	3,442,819
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7.125%, 11/15/2037 (Prerefunded 5/15/2019)	2,445,000	2,837,398
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 11/01/2030	610,000	740,949
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 11/01/2031	450,000	544,379
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FRN, 1.716%, 5/01/2036 (Put Date 5/01/2021)	885,000	886,478
Illinois Finance Authority Rev. (Presence Health Network), “A”, 7.75%, 8/15/2034 (Prerefunded 8/15/2019)	3,650,000	4,347,041
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	1,035,000	1,166,176
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041	3,130,000	3,115,383
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	1,535,000	1,722,454
Illinois Finance Authority Rev. (Presence Health Obligated Group), 6.125%, 5/15/2025 (Prerefunded 5/15/2019)	205,000	232,253
Illinois Finance Authority Rev. (Provena Health), 7.75%, 8/15/2034 (Prerefunded 8/15/2019)	35,000	41,508
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	6,315,000	7,649,675
Illinois Finance Authority Rev. (Resurrection Health Care Corp.), 6.125%, 5/15/2025 (Prerefunded 5/15/2019)	6,695,000	7,585,033
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/2038 (Prerefunded 8/15/2019)	1,500,000	1,752,150
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	2,455,000	2,876,376
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/2031	2,730,000	3,112,528
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	4,210,000	4,926,879
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/2023	4,455,000	5,213,597

22

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 6/01/2024	$2,610,000	$2,621,771
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	8,750,000	10,395,788
Illinois Sales Tax Rev., “P”, ETM, 6.5%, 6/15/2022	3,635,000	4,196,099
Illinois Toll Highway Authority Rev., “A”, 5%, 12/01/2022	5,000,000	6,052,800
Illinois Toll Highway Authority Rev., “B”, 5.5%, 1/01/2033 (Prerefunded 1/01/2018)	5,645,000	5,973,539
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,690,000	1,924,335
State of Illinois, NATL, 5%, 1/01/2019	1,100,000	1,108,140
State of Illinois, “B”, 5.25%, 6/15/2034 (Prerefunded 6/15/2019)	1,275,000	1,421,689

		$209,996,878
Indiana - 1.4%
Indiana Finance Authority Hospital Rev. (Deaconess Hospital, Inc.), “A”, 6.75%, 3/01/2039 (Prerefunded 3/01/2019)	$3,000,000	$3,416,760
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/2041	2,840,000	3,348,871
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/2034	1,710,000	1,866,653
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/2040	2,445,000	2,657,006
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	530,000	601,168
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,340,000	1,484,412
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035	2,190,000	2,488,081
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	1,595,000	1,780,865
Indiana Finance Authority Rev. (State Revolving Fund Program), “A”, 5%, 2/01/2029	4,000,000	4,702,920
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2042	1,170,000	1,264,454
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 1/01/2039 (Prerefunded 1/01/2019)	4,715,000	5,299,754
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 3/01/2026	1,000,000	1,416,890
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/2028	1,875,000	2,120,231
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	330,000	411,932
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	755,000	951,889

		$33,811,886

23

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Iowa - 0.8%
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2030	$1,200,000	$1,416,816
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2031	2,230,000	2,621,343
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2032	1,085,000	1,270,611
Iowa Finance Authority Rev. (Iowa Health System Obligated Group), “A”, 5.25%, 2/15/2044	3,000,000	3,450,870
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	1,705,000	1,778,673
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	315,000	328,577
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/2025	1,390,000	1,497,808
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/2026	1,385,000	1,492,808
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/2027	120,000	128,567
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/2028	2,350,000	2,516,474
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/2034	3,070,000	3,089,249

		$19,591,796
Kansas - 0.2%
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2038	$3,800,000	$4,175,174
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2042	1,500,000	1,642,935
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 6/01/2021	10,000	7,669

		$5,825,778
Kentucky - 0.8%
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 8/15/2024	$2,305,000	$2,470,269
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/2027	770,000	830,283
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 6/01/2030	640,000	725,261
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	5,500,000	6,282,045
Kentucky Turnpike Authority, Economic Development Road Rev. (Revitalization Projects), “A”, 5%, 7/01/2032	2,000,000	2,381,360
Louisville & Jefferson County, KY, Metro Government College Rev. (Bellarmine University, Inc. Project), 6.125%, 5/01/2039	3,000,000	3,276,120

24

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 9/01/2039	$1,670,000	$1,842,478

		$17,807,816
Louisiana - 2.0%
Jefferson Parish, LA, Hospital Service District No. 1 Hospital Rev. (West Jefferson Medical Center), AGM, 5.25%, 1/01/2028 (Prerefunded 1/01/2020)	$1,980,000	$2,282,801
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	3,355,000	3,817,722
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2021	1,835,000	2,141,151
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2022	1,470,000	1,756,635
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	2,500,000	2,623,900
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	580,000	630,013
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	2,240,000	2,453,315
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 11/01/2032	1,800,000	1,908,000
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/2029	1,400,000	1,645,924
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 11/01/2035	6,000,000	7,154,340
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/2034	2,745,000	2,982,497
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2020	665,000	752,474
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2021	830,000	962,759
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2022	500,000	590,960
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2023	1,325,000	1,590,199
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2024	1,270,000	1,514,831
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2025	1,000,000	1,185,480
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/2040	3,105,000	3,558,299
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/2030	1,810,000	1,982,765

25

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/2040	$600,000	$696,450
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2040	800,000	931,584
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2045	1,000,000	1,157,510
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	2,000,000	2,212,560

		$46,532,169
Maine - 0.2%
Maine Housing Authority Mortgage, “C-1”, 3.5%, 11/15/2044	$4,840,000	$5,097,052

Maryland - 1.4%
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/2038	$1,285,000	$1,358,875
Maryland Community Development Administration, Department of Housing & Community Development, “C”, 4%, 9/01/2044	4,850,000	5,273,454
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/2025 (Put Date 6/01/2020)	3,385,000	3,454,122
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/2025	795,000	887,212
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	695,000	844,731
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 7/01/2039 (Prerefunded 7/01/2019)	1,510,000	1,748,716
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/2041	2,225,000	2,603,651
Montgomery & Prince George’s Counties, MD, Washington Suburban Sanitary District Rev., “A”, FRN, 0.85%, 6/01/2023	6,100,000	6,100,000
State of Maryland, “B”, 4%, 8/01/2027	2,570,000	2,911,579
State of Maryland, “C”, 5%, 11/01/2019	6,890,000	7,751,595

		$32,933,935
Massachusetts - 5.5%
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), “A”, 5%, 6/01/2023	$2,645,000	$3,282,419
Commonwealth of Massachusetts, “A”, AMBAC, 5.5%, 8/01/2030	5,000,000	6,929,900
Massachusetts Bay Transportation Authority Rev., “A”, 7%, 3/01/2021	3,245,000	3,771,274
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 7/01/2034 (Prerefunded 7/01/2018)	580,000	624,190
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 7/01/2034 (Prerefunded 7/01/2018)	1,420,000	1,528,190

26

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Bay Transportation Authority Rev., “A”, ETM, 7%, 3/01/2021	$1,980,000	$2,028,134
Massachusetts Bay Transportation Authority Rev., “A-1”, FRN, 0.77%, 3/01/2030	4,675,000	4,675,000
Massachusetts Bay Transportation Authority Sales Tax Rev., Capital Appreciation, “A-2”, 0%, 7/01/2028	6,930,000	4,093,274
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2024	9,445,000	11,907,028
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/2031	2,395,000	2,885,448
Massachusetts Development Finance Agency (Visual & Performing Arts), 6%, 8/01/2021	1,000,000	1,140,030
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2021	730,000	832,602
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2022	730,000	850,545
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2023	550,000	653,626
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2024	1,340,000	1,615,129
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	1,550,000	1,841,106
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	3,225,000	3,809,564
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	895,000	1,050,676
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), “F”, 5%, 8/15/2030	1,000,000	1,208,470
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	460,000	541,199
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033	275,000	301,496
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043	435,000	477,830
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 7/01/2031	2,780,000	3,231,611
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 7/01/2036	1,670,000	1,930,470
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/2020	90,000	95,333
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	185,000	214,813
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2033	420,000	527,176

27

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	$1,440,000	$1,695,226
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/2027	2,380,000	2,407,537
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/2042	1,150,000	1,167,848
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	670,000	751,593
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2030	2,180,000	2,366,194
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2031	1,475,000	1,588,708
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/2030	1,340,000	1,404,333
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/2022	225,000	251,636
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 5%, 7/01/2021	1,255,000	1,411,511
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/2026	1,650,000	1,723,079
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/2028	1,710,000	1,791,122
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033 (u)	15,000,000	15,131,250
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 5.25%, 7/01/2029	3,565,000	3,930,912
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/2030	4,055,000	4,570,674
Massachusetts Housing Finance Agency, Single Family Housing Rev., “169”, 4%, 12/01/2029	1,115,000	1,215,261
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2037	470,000	537,182
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	465,000	523,581
Massachusetts Port Authority Special Facilities Rev. (Delta Air Lines Project, Inc.), “A”, AMBAC, 5%, 1/01/2027	1,925,000	1,932,777
Massachusetts School Building Authority, Sales Tax Rev., “A”, 5%, 8/15/2026	12,500,000	15,144,375
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 8/01/2029	4,215,000	5,729,450
Massachusetts Water Resources Authority, ETM, 6.5%, 7/15/2019	2,490,000	2,679,962

		$130,000,744

28

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - 3.5%
Detroit, MI, Distributable State Aid, 5.25%, 11/01/2035 (Prerefunded 3/01/2017)	$5,000,000	$5,243,100
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/2039	5,920,000	6,705,643
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/2019	1,730,000	1,895,111
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/2020	1,725,000	1,940,435
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/2036	295,000	324,096
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/2023	930,000	933,450
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/2025	130,000	130,482
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/2041	410,000	451,012
Genesee County, MI, Water Supply System Rev., “B”, BAM, 4%, 2/01/2041	885,000	945,410
Genesee County, MI, Water Supply System Rev., “B”, BAM, 5%, 2/01/2046	775,000	905,867
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	685,000	755,487
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	860,000	950,085
Michigan Finance Authority Hospital Rev. (Henry Ford Health System), 5%, 11/15/2041	5,515,000	6,524,686
Michigan Finance Authority Hospital Rev. (Henry Ford Health System), 4%, 11/15/2046	11,815,000	12,335,096
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	800,000	933,728
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	1,790,000	2,081,663
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	1,155,000	1,338,356
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “D-2”, 5%, 7/01/2034	800,000	930,352
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department), “C-1”, 5%, 7/01/2044	450,000	501,233
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/2032	580,000	675,375

29

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2035	$240,000	$278,918
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2037	570,000	659,405
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/2036	485,000	557,420
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/2035	3,195,000	3,757,863
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/2039	7,165,000	8,202,277
Michigan Housing Development Authority, “A”, 4%, 6/01/2046	1,960,000	2,117,035
Michigan Strategic Fund (Waste Management, Inc.), 1.5%, 8/01/2027 (Put Date 8/01/2017)	5,495,000	5,504,836
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	985,000	1,132,701
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	2,325,000	2,650,709
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	1,000,000	1,159,620
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	610,000	718,580
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	470,000	533,995
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	1,020,000	1,155,731
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/2040	7,105,000	8,424,256

		$83,354,013
Minnesota - 0.5%
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	$1,835,000	$1,974,405
St. Cloud, MN, Health Care Rev. (CentraCare Health System), “A”, 5%, 5/01/2027	1,775,000	2,243,334
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 7/01/2039 (Prerefunded 7/01/2019)	6,445,000	7,291,035
University of Minnesota, “A”, 5%, 12/01/2025	710,000	840,100

		$12,348,874
Mississippi - 0.9%
Alcorn State University Educational Building Corp., Student Housing Rev., “A”, 5.125%, 9/01/2034 (Prerefunded 9/01/2019)	$2,500,000	$2,801,600
Alcorn State University Educational Building Corp., Student Housing Rev., “A”, 5.25%, 9/01/2039 (Prerefunded 9/01/2019)	1,625,000	1,826,874

30

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	$110,000	$136,347
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	495,000	665,909
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	2,455,000	3,367,131
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,445,000	1,691,705
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2023	3,765,000	4,476,246
Mississippi State University, Educational Building Corp. Rev., 5.25%, 8/01/2038	1,250,000	1,515,450
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Improvements Project), 5.25%, 9/01/2032 (Prerefunded 9/01/2019)	1,665,000	1,871,327
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Improvements Project), 5.375%, 9/01/2036 (Prerefunded 9/01/2019)	610,000	687,781
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) “A”, 5%, 3/01/2028	1,080,000	1,333,368

		$20,373,738
Missouri - 0.6%
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	$625,000	$670,375
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 9/01/2034	1,410,000	1,523,858
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039	730,000	844,033
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031	2,615,000	3,125,003
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/2036	430,000	497,661
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/2044	1,035,000	1,148,053
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/2046	990,000	1,135,382
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, GNMA, 3.75%, 5/01/2038	1,460,000	1,559,587

31

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/2040	$1,525,000	$1,634,648
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	140,000	149,503
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	95,000	99,573
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	260,000	271,188
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “B-2”, 3.85%, 8/15/2020	55,000	55,103
St. Louis County, MO, Industrial Development Authority Senior Living Facilities Rev. (St. Andrews Resources for Seniors Obligated Group), “B”, 3.125%, 12/01/2019	630,000	631,424

		$13,345,391
Montana - 0.1%
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A-2”, 3%, 12/01/2043	$2,050,000	$2,107,462

Nebraska - 0.5%
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 7/01/2040	$6,355,000	$7,319,244
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 3%, 3/01/2044	1,245,000	1,275,602
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/2044	2,800,000	2,972,564
Nebraska Investment Finance Authority, Single Family Housing Rev., “E”, 3%, 3/01/2043	850,000	865,309

		$12,432,719
Nevada - 0.1%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035	$630,000	$654,457
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045	760,000	787,603

		$1,442,060
New Hampshire - 0.2%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027	$4,610,000	$5,180,718
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039	465,000	496,369

32

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Hampshire - continued
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/2029 (Put Date 10/01/2019)	$185,000	$179,450

		$5,856,537
New Jersey - 4.1%
Middlesex County, NJ, New Brunswick City Guaranteed Parking Rev., “A”, BAM, 5%, 9/01/2036	$900,000	$1,087,776
Middlesex County, NJ, New Brunswick City Guaranteed Parking Rev., “A”, BAM, 5%, 9/01/2039	900,000	1,084,275
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2027	170,000	204,862
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2028	505,000	601,430
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2029	590,000	698,649
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	555,000	628,127
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	850,000	958,979
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	555,000	621,467
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	555,000	619,380
New Jersey Economic Development Authority Rev. (Provident Group-Rowan Properties LLC-Rowan University Student Housing Project), “A”, 5%, 1/01/2030	1,095,000	1,258,319
New Jersey Economic Development Authority Rev. (Provident Group-Rowan Properties LLC-Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,570,000	1,775,906
New Jersey Economic Development Authority Rev. (Provident Group-Rowan Properties LLC-Rowan University Student Housing Project), “A”, 5%, 1/01/2048	455,000	509,764
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/2027	470,000	559,375
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2028	470,000	542,930
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	1,415,000	1,637,594
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	870,000	1,001,588
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	435,000	499,258
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/2019	870,000	921,539
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	3,405,000	3,792,455

33

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	$400,000	$462,420
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/2030	370,000	427,450
New Jersey Economic Development Authority, Water Facilities Rev. (New Jersey American Water Co.), “A”, 5.7%, 10/01/2039	5,000,000	5,601,650
New Jersey Educational Facilities Authority Rev. (Stockton University), “A”, 5%, 7/01/2041	770,000	900,053
New Jersey Educational Facilities Authority Rev. (Stockton University), “A”, AGM, 5%, 7/01/2034	500,000	599,430
New Jersey Educational Facilities Authority Rev. (Stockton University), “A”, AGM, 5%, 7/01/2035	615,000	734,384
New Jersey Educational Facilities Authority Rev. (Stockton University), “A”, AGM, 4%, 7/01/2036	810,000	868,101
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/2032 (Prerefunded 6/01/2019)	4,195,000	4,909,576
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 4%, 7/01/2034	490,000	521,752
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 5%, 7/01/2035	335,000	391,273
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 5%, 7/01/2036	450,000	525,177
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 5%, 7/01/2041	1,565,000	1,819,266
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	5,485,000	6,360,351
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 3.5%, 12/01/2029	3,655,000	3,659,094
New Jersey Higher Education Assistance Authority Student Loan Rev., “A”, ASSD GTY, 6.125%, 6/01/2030	1,545,000	1,644,483
New Jersey Higher Education Student Assistance Authority, Student Loan Rev., “1A”, 2.75%, 12/01/2027	6,015,000	6,049,586
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	26,300,000	26,745,259
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	7,960,000	7,626,794
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	5,000,000	4,833,900
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/2041	365,000	94,882
Newark, NJ, Housing Authority, Secured Police Facility Rev. (South Ward Police Facility), AGM, 5%, 12/01/2038	1,345,000	1,567,665

		$95,346,219

34

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Mexico - 1.0%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/2040	$9,975,000	$11,367,211
New Mexico Mortgage Finance Authority Rev., “I”, GNMA, 5.75%, 7/01/2038	250,000	254,095
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, 5%, 11/01/2039 (Put Date 8/01/2019)	11,435,000	12,596,796

		$24,218,102
New York - 4.9%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/2030 (Prerefunded 1/15/2020)	$2,015,000	$2,338,871
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	4,385,000	5,218,325
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 5%, 1/01/2035	1,455,000	1,663,414
Dutchess County, NY, Local Development Corp. (Health Quest Systems, Inc.), 4%, 7/01/2041	580,000	630,756
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2025	1,450,000	1,669,356
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2026	1,080,000	1,241,784
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2028	275,000	315,112
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047	3,950,000	4,653,653
Metropolitan Transportation Authority (Hudson Rail Yards Trust), “A”, 5%, 11/15/2046	13,870,000	15,249,788
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/2030	1,475,000	1,648,976
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/2035	1,395,000	1,547,627
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 5%, 12/15/2025	5,000,000	6,127,650
New York Energy Research & Development Authority Pollution Control Rev. (New York Electric & Gas Corp. Project), “C”, 2%, 6/01/2029 (Put Date 5/01/2020)	3,485,000	3,554,595
New York Environmental Facilities Corp., Municipal Water Finance Authority Project, 5%, 6/15/2025	2,300,000	2,711,631
New York Environmental Facilities, “C”, 5%, 5/15/2041	2,745,000	3,201,466
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	13,080,000	17,477,758
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	3,190,000	3,792,049

35

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Liberty Development Corp., Liberty Rev. (4 World Trade Center Project), 5%, 11/15/2031	$2,300,000	$2,675,889
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5%, 5/01/2019	3,325,000	3,666,079
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5.25%, 1/01/2056	2,080,000	2,528,510
New York Transportation Development Corp., Special Facility Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	1,440,000	1,595,016
New York Transportation Development Corp., Special Facility Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	740,000	808,050
New York, NY, “J-4”, FRN, 1.39%, 8/01/2025	1,715,000	1,715,069
New York, NY, “J-9”, FRN, 1.24%, 8/01/2027	5,645,000	5,641,895
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	574,420	613,463
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	1,570,000	1,741,271
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/2042	1,170,000	1,192,534
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/2025 (Prerefunded 7/01/2019)	110,000	122,202
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/2031 (Prerefunded 7/01/2019)	110,000	122,575
Port Authority of NY & NJ, (170th Series), 5%, 12/01/2017	1,795,000	1,877,103
Port Authority of NY & NJ, (170th Series), 5%, 12/01/2019	1,765,000	1,974,894
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	2,315,000	2,709,708
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 12/01/2023 (n)	3,995,000	4,069,307
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2026	7,845,000	7,863,122

		$113,959,498
North Carolina - 0.5%
North Carolina Eastern Municipal Power Agency, “A”, ETM, NATL, 6.5%, 1/01/2018	$9,250,000	$9,903,328
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	100,000	108,066
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2030	285,000	342,955

36

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2031	$100,000	$119,850
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	200,000	232,210
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	250,000	280,425
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	275,000	304,587

		$11,291,421
North Dakota - 0.1%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 7/01/2034	$1,255,000	$1,344,620

Ohio - 2.2%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2/15/2024	$1,500,000	$1,779,390
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	5,000,000	5,086,600
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Euclid Avenue Development Corp. Project), 5%, 8/01/2044	1,225,000	1,327,900
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Flats East Development Project), 7%, 5/15/2040	1,070,000	1,216,504
Hamilton County, OH, Healthcare Improvement Rev. (Life Enriching Communities), 5%, 1/01/2036	580,000	659,530
Hamilton County, OH, Healthcare Improvement Rev. (Life Enriching Communities), 5%, 1/01/2046	415,000	466,962
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 4/01/2030	1,915,000	2,125,018
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 4/01/2040	2,770,000	3,083,481
Ohio Solid Waste Rev. (Republic Services, Inc. Project), 0.7%, 11/01/2035 (Put Date 12/01/2016)	5,000,000	5,000,000
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	7,740,000	8,961,914
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2/15/2031 (Prerefunded 2/15/2018)	1,095,000	1,166,394
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2/15/2038 (Prerefunded 2/15/2018)	4,195,000	4,475,646
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2029	130,000	146,166

37

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2035	$720,000	$774,914
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2043	925,000	988,205
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2043	1,130,000	1,278,166
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	410,000	460,106
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2038 (u)	3,355,000	3,944,910
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2043 (u)	8,150,000	9,544,465

		$52,486,271
Oklahoma - 0.7%
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.4%, 10/01/2038	$295,000	$304,257
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,495,000	1,640,269
Oklahoma Industrial Authority Rev. (Oklahoma Medical Research Foundation), 5.5%, 7/01/2029 (Prerefunded 7/01/2018)	4,400,000	4,748,700
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	755,000	853,316
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/2027	4,670,000	5,312,125
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), 5%, 6/01/2035 (Put Date 6/01/2025)	255,000	298,036
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/2035	1,910,000	2,174,822
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/2035	1,440,000	1,639,656

		$16,971,181
Oregon - 0.2%
Astoria, OR, Hospital Facilities Authority Rev. (Columbia Memorial Hospital), 5%, 8/01/2041	$770,000	$893,893
Astoria, OR, Hospital Facilities Authority Rev. (Columbia Memorial Hospital), 4%, 8/01/2046	675,000	701,143
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 3/01/2037	2,445,000	2,469,572

		$4,064,608

38

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - 4.4%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 10/15/2028	$1,195,000	$1,275,364
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/2034	490,000	543,719
Commonwealth of Pennsylvania, AGM, 4%, 2/01/2034	8,740,000	9,671,859
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/2028	1,870,000	2,029,268
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2030	715,000	769,690
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2040	1,910,000	2,046,966
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2021	730,000	833,251
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,275,000	1,485,541
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	915,000	1,087,395
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029 (Prerefunded 1/01/2019)	745,000	830,712
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029	85,000	93,874
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039 (Prerefunded 1/01/2019)	4,540,000	5,087,569
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039	505,000	562,540
Dallas, PA, Area Municipal Authority Rev. (Misericordia University Project), 5%, 5/01/2029	1,440,000	1,607,155
Delaware County, PA, Authority College Rev. (Neumann University), 6%, 10/01/2025 (Prerefunded 10/01/2018)	490,000	539,333
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 7/01/2019	730,000	732,876
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/01/2017	3,255,000	3,369,088
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 8/01/2018	9,640,000	10,337,358
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.314%, 6/01/2037	7,315,000	6,161,132
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/2039	485,000	540,620

39

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/2046	$265,000	$294,052
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	365,000	420,509
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	470,000	531,814
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2027	670,000	825,058
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2035	250,000	294,008
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/2043	9,610,000	11,129,822
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2036	12,095,000	6,200,865
Luzerne County, PA, “A”, AGM, 5%, 11/15/2029	5,835,000	6,799,000
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 4/01/2036	710,000	725,620
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Company Project), “A”, 2.55%, 6/01/2029 (Put Date 6/01/2020)	1,095,000	1,114,830
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	1,015,000	1,058,868
Pennsylvania Economic Development Finance Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 0.7%, 8/01/2045 (Put Date 11/01/2016)	3,335,000	3,335,000
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/2026	445,000	545,908
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2030	2,375,000	2,818,033
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	3,110,000	3,418,823
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/2030 (Prerefunded 7/01/2020)	510,000	599,112
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 8/01/2035	415,000	460,094
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	2,425,000	2,576,829
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	1,175,000	1,253,114

40

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/2033	$150,000	$172,859
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	355,000	413,458
Philadelphia, PA, Gas Works Rev., 5%, 10/01/2033	2,390,000	2,873,688
Philadelphia, PA, Gas Works Rev., 5%, 10/01/2034	510,000	610,740
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/2034	1,020,000	1,136,086
Philadelphia, PA, Redevelopment Authority Rev., BAM, 5%, 4/15/2024	1,900,000	2,218,022
Reading, PA, School District, “A”, 5%, 4/01/2020	1,000,000	1,097,440
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 7/01/2035	250,000	252,455
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2030	445,000	511,568
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2035	775,000	872,526

		$104,165,511
Puerto Rico - 5.2%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$1,235,000	$1,273,050
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AMBAC, 5.25%, 7/01/2017	80,000	81,084
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AMBAC, 5.25%, 7/01/2018	790,000	813,044
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2029	70,000	82,237
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	625,000	728,319
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	1,630,000	1,907,296
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	1,680,000	1,987,440
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	5,005,000	5,056,401
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	365,000	365,299
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	11,530,000	12,287,867
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	2,150,000	2,340,899
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “M”, ASSD GTY, 5%, 7/01/2032	660,000	667,979

41

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2030	$2,650,000	$2,798,692
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2031	1,800,000	1,902,186
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	3,560,000	4,175,844
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	4,375,000	5,175,625
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	1,790,000	1,959,728
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “A”, AMBAC, 0%, 7/01/2017	235,000	230,963
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “A”, AMBAC, 0%, 7/01/2018	100,000	93,873
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2019	500,000	452,735
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2020	880,000	756,237
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2017	1,510,000	1,539,717
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2025	565,000	601,635
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	2,890,000	3,165,677
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	570,000	632,603
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	3,725,000	4,006,424
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	785,000	840,295
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/2027	285,000	285,561
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	2,470,000	2,573,691
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2020	510,000	511,413
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	5,735,000	5,748,535
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	445,000	435,704
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	1,915,000	1,873,119
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/2017	120,000	123,281
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	50,000	53,891

42

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	$1,505,000	$1,665,854
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 4.75%, 7/01/2033	225,000	225,142
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	160,000	160,226
Puerto Rico Electric Power Authority Rev., “RR”, ASSD GTY, 5%, 7/01/2028	110,000	110,182
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2019	4,730,000	4,787,517
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	230,000	230,207
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	35,000	35,380
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	360,000	366,221
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	1,385,000	1,395,360
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/2018	135,000	140,188
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/2019	730,000	777,224
Puerto Rico Electric Power Authority Rev., “V”, AGM, 5.25%, 7/01/2027	90,000	102,278
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	280,000	300,269
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2029	1,505,000	1,636,567
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	2,630,000	2,867,463
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	285,000	311,992
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5%, 3/01/2021	65,000	64,464
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5.375%, 12/01/2021	405,000	405,016
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	2,805,000	2,831,030
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2017	465,000	465,205

43

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2018	$305,000	$305,043
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	150,000	144,443
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	520,000	514,639
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	600,000	590,100
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	1,180,000	1,112,716
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	690,000	663,194
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	735,000	674,848
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	710,000	629,919
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	545,000	498,152
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2018	480,000	493,886
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2023	2,610,000	2,763,155
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	5,030,000	5,341,910
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	4,970,000	5,327,840

44

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2028	$755,000	$811,768
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	190,000	193,800
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	1,600,000	1,667,168
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2028	345,000	358,527
Puerto Rico Public Buildings Authority Government Facilities Rev., “N”, ASSD GTY, 5%, 7/01/2032	400,000	404,448
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	4,660,000	4,751,709
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, ASSD GTY, 5%, 7/01/2036	425,000	425,455
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	45,000	50,670
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	7,140,000	816,245
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	4,525,000	1,072,651
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	1,225,000	245,686
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	25,085,000	4,744,577
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	350,000	350,392

		$121,359,070
Rhode Island - 1.1%
Providence, RI, “A”, 5%, 1/15/2025	$1,345,000	$1,565,661
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 5/15/2039 (Prerefunded 5/15/2019)	7,645,000	8,842,895
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 5%, 5/15/2039	770,000	897,189
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3%, 12/01/2021	4,890,000	4,962,176
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.25%, 12/01/2022	1,500,000	1,526,550
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.375%, 12/01/2023	2,500,000	2,551,025
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.625%, 12/01/2025	3,390,000	3,466,784
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 12/01/2021	1,120,000	1,275,635

45

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - continued
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 12/01/2022	$700,000	$808,360

		$25,896,275
South Carolina - 1.5%
Chesterfield County, SC, School District, 5%, 3/01/2025	$2,250,000	$2,686,433
Greenwood, SC, Fifty School Facilities, Inc., Installment Purchase Rev. (Greenwood School District No. 50), BAM, 5%, 12/01/2028	2,000,000	2,470,740
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 12/01/2037	35,000	35,048
Piedmont, SC, Municipal Power Agency, NATL, 6.25%, 1/01/2021	4,150,000	4,998,551
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	5,750,000	6,279,575
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/2043	2,745,000	3,223,508
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/2043	6,550,000	7,705,879
South Carolina Public Service Authority Rev., “B”, 5%, 12/01/2056	3,370,000	3,931,105
South Carolina Public Service Authority Rev., “C”, 5%, 12/01/2036	2,920,000	3,343,488

		$34,674,327
South Dakota - 0.2%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2024	$1,000,000	$1,175,380
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2025	1,000,000	1,167,560
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2026	1,400,000	1,625,246

		$3,968,186
Tennessee - 2.0%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	$10,310,000	$11,704,943
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	3,000,000	3,266,040
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America), 7.375%, 8/01/2017	95,000	95,252
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/2029	4,765,000	5,532,784
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/2030	2,500,000	2,897,950
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 12/01/2016	980,000	984,900

46

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2035	$2,685,000	$3,236,875
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2040	1,450,000	1,725,993
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2017	1,575,000	1,630,629
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	1,500,000	1,657,800
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	1,665,000	1,982,016
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	2,385,000	2,895,557
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2024	2,215,000	2,725,203
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	2,805,000	3,506,867
Tennessee Housing Development Agency, Residential Financing Program Rev., “2-C”, 4%, 1/01/2045	2,265,000	2,414,558
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/2033 (Prerefunded 5/01/2018)	1,230,000	1,312,459
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/2033 (Prerefunded 5/01/2018)	270,000	288,101

		$47,857,927
Texas - 7.9%
Alamo, TX, Regional Mobility Authority Vehicle Registration Fee Rev., 5%, 6/15/2041	$1,745,000	$2,081,419
Alamo, TX, Regional Mobility Authority Vehicle Registration Fee Rev., 5%, 6/15/2046	3,410,000	4,052,751
Arlington Higher Education Finance Corp., PSF, 5%, 2/15/2041	6,000,000	7,168,980
Arlington Higher Education Finance Corp., PSF, 5%, 2/15/2046	6,000,000	7,147,020
Austin, TX, (Travis, Williamson and Hays Counties) Water and Wastewater System Rev., 5%, 11/15/2045	1,540,000	1,876,305
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2017	995,000	1,004,671
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2019	1,375,000	1,386,660
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2020	1,120,000	1,128,355
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2024	2,230,000	2,248,018

47

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Austin, TX, Water & Wastewater System Rev., 5%, 11/15/2027	$3,000,000	$3,599,610
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 12/15/2036 (a)(d)	1,595,000	16
Bexar County, TX, Health Facilities Development Corp. (Army Retirement Residence Foundation), 4%, 7/15/2036	930,000	957,156
Bexar County, TX, Health Facilities Development Corp. (Army Retirement Residence Foundation), 5%, 7/15/2041	1,115,000	1,263,485
Bexar County, TX, Health Facilities Development Corp. (Army Retirement Residence Foundation), 4%, 7/15/2045	2,325,000	2,362,386
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-3”, 5.125%, 5/15/2033	2,100,000	2,182,929
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 5/15/2033	7,310,000	7,943,704
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), “A”, PSF, 5%, 8/15/2040	3,150,000	3,792,411
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), “A”, PSF, 5%, 8/15/2046	3,250,000	3,900,293
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/2040	2,355,000	2,685,925
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/2045	1,425,000	1,629,203
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	1,875,000	2,147,325
Dallas, TX, Waterworks & Sewer System Rev., 5%, 10/01/2039 (Prerefunded 10/01/2020)	1,750,000	2,023,613
Dallas, TX, Waterworks & Sewer System Rev., 5%, 10/01/2039	8,250,000	9,456,810
Dallas, TX, Waterworks & Sewer System Rev., “A”, 5%, 10/01/2034	5,440,000	6,762,301
Dallas, TX, Waterworks & Sewer System Rev., “A”, 5%, 10/01/2036	6,060,000	7,484,100
Dallas, TX, Waterworks & Sewer System Rev., “A”, 4%, 10/01/2041	1,810,000	1,995,018
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/2044	415,000	447,856
El Paso, TX, Water & Sewer Rev., 5%, 3/01/2028	455,000	540,590
Fort Worth, TX, Independent School District, Unlimited Tax School Building, PSF, 5%, 2/15/2039	3,685,000	4,359,023
Gregg County, TX, Health Facilities Development Corp. Hospital Rev., (Good Shepherd Obligated Group), “A”, FRN, 4.266%, 10/01/2029 (Put Date 3/01/2017)	2,475,000	2,480,198
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/2036 (a)(d)	116,013	580
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/2032 (Prerefunded 11/15/2018)	8,235,000	9,045,159
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 11/15/2035	1,560,000	1,750,070

48

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 12/01/2027 (Prerefunded 12/01/2018)	$1,795,000	$2,030,163
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/2035 (Prerefunded 12/01/2018)	2,050,000	2,329,559
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	225,000	262,879
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	545,000	635,018
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	900,000	330,120
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	2,250,000	639,158
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2026	1,855,000	2,159,628
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	855,000	923,990
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	2,465,000	2,808,868
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	2,135,000	2,408,622
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	725,000	826,130
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2020	3,215,000	3,549,907
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/2031	2,310,000	2,609,630
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	160,000	160,202
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/2039 (Prerefunded 8/15/2019)	1,470,000	1,687,031
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	4,230,000	4,997,322
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/2029	2,520,000	2,841,728
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2030	770,000	876,114
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2035	965,000	1,082,257
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Republic Services, Inc. Project), 0.75%, 1/01/2026 (Put Date 11/01/2016)	3,865,000	3,865,000

49

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope Cultural Education Facilities Finance (Westminster Manor), 5%, 11/01/2031	$450,000	$529,808
New Hope Cultural Education Facilities Finance (Westminster Manor), 4%, 11/01/2036	665,000	705,233
New Hope Cultural Education Facilities Finance (Westminster Manor), 5%, 11/01/2040	495,000	571,448
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2031	190,000	225,629
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 4%, 7/01/2036	955,000	1,014,420
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2046	1,910,000	2,192,527
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2051	1,910,000	2,181,793
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4%, 7/01/2031	310,000	327,692
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.25%, 7/01/2036	470,000	498,891
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 5%, 7/01/2046	1,250,000	1,423,675
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.75%, 7/01/2051	1,090,000	1,185,495
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (MRC Crestview Project), 5%, 11/15/2031	115,000	131,391
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (MRC Crestview Project), 5%, 11/15/2036	75,000	84,709
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (MRC Crestview Project), 5%, 11/15/2046	205,000	230,289
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2030	355,000	409,088
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2035	355,000	402,804
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2047	895,000	1,006,302
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Corpus Christi II LLC - Texas A&M University - Corpus Christi Project), 5%, 4/01/2031	225,000	263,387

50

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Corpus Christi II LLC - Texas A&M University - Corpus Christi Project), 5%, 4/01/2036	$245,000	$281,973
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Corpus Christi II LLC - Texas A&M University - Corpus Christi Project), 5%, 4/01/2048	485,000	552,633
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 5%, 4/01/2046	1,585,000	1,781,825
Red River, TX, Education Finance Corp., Higher Education Rev. (St. Edwards University Project), 4%, 6/01/2041	590,000	637,637
Red River, TX, Education Finance Corp., Higher Education Rev. (St. Edwards University Project), 5%, 6/01/2046	695,000	810,891
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 8/15/2040 (Prerefunded 8/15/2020)	2,795,000	3,374,431
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.125%, 11/15/2029	395,000	436,222
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.375%, 11/15/2044	3,100,000	3,421,439
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	710,000	811,622
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	810,000	923,870
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/2020	730,000	736,190
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8.25%, 11/15/2044	4,500,000	4,845,105
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	785,000	892,969
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2049	375,000	424,114
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,495,000	1,879,409
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	1,195,000	1,481,955

51

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5%, 5/01/2028	$1,000,000	$1,209,710
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	590,000	729,771
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	2,575,000	3,197,841
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance, (Westminster Manor Health), 7%, 11/01/2030	145,000	170,685

		$185,912,139
Utah - 0.1%
Intermountain Power Agency, UT, Power Supply Rev., “A”, 5%, 7/01/2022	$1,250,000	$1,338,000
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy), 5%, 4/15/2030	150,000	153,957
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy), 6%, 4/15/2045	345,000	365,814

		$1,857,771
Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$315,000	$354,372
Burlington, VT, Airport Rev., “A”, 4%, 7/01/2028	2,020,000	2,140,190
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/2024	135,000	159,922
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/2030	230,000	268,964
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/2036 (Put Date 4/02/2018)	1,805,000	1,804,729
Vermont Housing Finance Agency, Multi-Purpose Rev., “C”, 4%, 11/01/2043	1,045,000	1,115,841

		$5,844,018
Virginia - 1.0%
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 5/15/2020	$4,870,000	$5,571,183
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	2,135,000	2,340,686
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 5%, 5/15/2030	2,360,000	2,960,573
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 5%, 5/15/2031	690,000	864,225
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), AGM, FRN, RIBS, 10.61%, 8/23/2027 (p)	4,100,000	5,516,386

52

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 7/15/2035 (Prerefunded 7/15/2020)	$845,000	$995,892
Stafford County, VA, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2036	540,000	644,917
Stafford County, VA, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 4%, 6/15/2037	1,125,000	1,205,381
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2030	800,000	915,096
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	715,000	803,431
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	625,000	765,338
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	529,028	53

		$22,583,161
Washington - 2.8%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/2034	$2,255,000	$2,502,080
Seattle, WA, Port Rev., “B”, 5%, 8/01/2024	3,000,000	3,540,750
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.625%, 12/01/2025	1,000,000	1,049,500
Snohomish County, WA, Public Hospital District No.3, 5%, 12/01/2031	5,655,000	5,862,199
State of Washington, “A”, 5%, 7/01/2033 (Prerefunded 7/01/2018)	5,000,000	5,356,550
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	1,450,000	1,680,101
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	3,690,000	4,300,584
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 8/01/2036 (Prerefunded 8/01/2018)	5,285,000	5,797,486
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 8/15/2042	3,955,000	4,124,709
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/2034	2,165,000	2,397,456
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036	825,000	933,595
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046	615,000	691,205

53

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051	$665,000	$743,324
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “A”, 7%, 7/01/2045	300,000	323,868
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “A”, 7%, 7/01/2050	290,000	311,016
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-1”, 5.5%, 1/01/2024	765,000	771,143
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-2”, 4.875%, 1/01/2022	405,000	406,158
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-3”, 4.375%, 1/01/2021	1,035,000	1,044,895
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/2037	12,000,000	14,175,360
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/2039	7,985,000	9,403,056

		$65,415,035
West Virginia - 0.2%
Monongalia County, WV, Board of Education, 5%, 5/01/2029	$1,445,000	$1,709,088
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	395,000	474,770
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038	2,110,000	2,222,210

		$4,406,068
Wisconsin - 0.8%
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2026	$2,215,000	$2,548,513
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2028	665,000	757,741
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	430,000	501,303
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	1,390,000	1,651,112
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/2037	260,000	285,054
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/2045	400,000	437,408
Wisconsin Public Finance Authority Education Rev. (North Carolina Charter), “A”, 5%, 6/15/2036	535,000	539,055
Wisconsin Public Finance Authority Education Rev. (North Carolina Charter), “A”, 5%, 6/15/2046	825,000	825,083
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030	120,000	128,077

54

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035	$120,000	$128,766
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.5%, 3/01/2045	320,000	345,466
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 4%, 9/01/2020	115,000	121,445
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025	100,000	113,123
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030	165,000	180,078
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038	220,000	235,418
Wisconsin Public Finance Authority Rev. (Celanese Corp.), “B”, 5%, 12/01/2025	620,000	727,148
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029	490,000	534,017
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034	455,000	503,589
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044	375,000	417,371
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049	740,000	835,763
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	1,155,000	1,287,479
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	1,260,000	1,410,482
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	1,600,000	1,713,232
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	1,630,000	1,763,204

		$17,989,927
Total Municipal Bonds (Identified Cost, $2,125,922,945)		$2,306,797,896

Floating Rate Demand Notes - 0.1%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.84%, due 10/03/2016	$580,000	$580,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.84%, due 10/03/2016	910,000	910,000
Total Floating Rate Demand Notes, at Cost and Value		$1,490,000

55

Portfolio of Investments (unaudited) – continued

Money Market Funds - 2.0%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.4% (v) (Identified Cost, $48,689,293)	48,689,116	$48,689,116
Total Investments (Identified Cost, $2,176,102,238)		$2,356,977,012

Other Assets, Less Liabilities - (0.3)%		(7,234,401)
Net Assets - 100.0%		$2,349,742,611

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $13,893,554 representing 0.6% of net assets.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit

Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	RIBS	Residual Interest Bonds
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

56

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 9/30/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $2,127,412,945)	$2,308,287,896
Underlying affiliated funds, at value (identified cost, $48,689,293)	48,689,116
Total investments, at value (identified cost, $2,176,102,238)	$2,356,977,012
Receivables for
Investments sold	10,516,838
Fund shares sold	10,003,997
Interest	28,890,104
Other assets	1,189
Total assets	$2,406,389,140
Liabilities
Payables for
Distributions	$633,015
Investments purchased	25,653,515
Interest expense and fees	102,774
Fund shares reacquired	4,203,681
Payable to the holders of the floating rate certificates from trust assets	25,243,699
Payable to affiliates
Investment adviser	347
Shareholder servicing costs	669,791
Distribution and service fees	21,836
Payable for independent Trustees’ compensation	14,923
Accrued expenses and other liabilities	102,948
Total liabilities	$56,646,529
Net assets	$2,349,742,611
Net assets consist of
Paid-in capital	$2,178,059,175
Unrealized appreciation (depreciation) on investments	180,874,774
Accumulated net realized gain (loss) on investments	(11,028,147)
Undistributed net investment income	1,836,809
Net assets	$2,349,742,611
Shares of beneficial interest outstanding	261,830,370

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$995,235,571	110,916,256	$8.97
Class B	26,760,434	2,978,054	8.99
Class C	196,827,365	21,859,696	9.00
Class I	585,531,779	65,328,714	8.96
Class A1	545,153,422	60,721,605	8.98
Class B1	234,040	26,045	8.99

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A and Class A1, for which the maximum offering price per share was $9.37 [100 / 95.75 x $8.97] and $9.38 [100 / 95.75 x $8.98], respectively. On sales of $100,000 or more, the maximum offering price of Class A and Class A1 shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class A1, and Class B1 shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

57

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 9/30/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$47,070,780
Dividends from underlying affiliated funds	87,583
Total investment income	$47,158,363
Expenses
Management fee	$4,399,391
Distribution and service fees	2,266,038
Shareholder servicing costs	912,307
Administrative services fee	178,611
Independent Trustees’ compensation	33,164
Custodian fee	99,531
Shareholder communications	40,271
Audit and tax fees	29,075
Legal fees	9,404
Interest expense and fees	213,142
Miscellaneous	125,973
Total expenses	$8,306,907
Fees paid indirectly	(149)
Reduction of expenses by investment adviser and distributor	(486,583)
Net expenses	$7,820,175
Net investment income	$39,338,188
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$512,509
Change in unrealized appreciation (depreciation) on investments	$17,755,110
Net realized and unrealized gain (loss) on investments	$18,267,619
Change in net assets from operations	$57,605,807

See Notes to Financial Statements

58

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 9/30/16 (unaudited)	Year ended 3/31/16
From operations
Net investment income	$39,338,188	$84,185,211
Net realized gain (loss) on investments	512,509	10,103,497
Net unrealized gain (loss) on investments	17,755,110	(9,466,803)
Change in net assets from operations	$57,605,807	$84,821,905
Distributions declared to shareholders
From net investment income	$(38,695,273)	$(77,755,158)
Change in net assets from fund share transactions	$225,143,871	$(138,658,350)
Total change in net assets	$244,054,405	$(131,591,603)
Net assets
At beginning of period	2,105,688,206	2,237,279,809
At end of period (including undistributed net investment income of $1,836,809 and $1,193,894, respectively)	$2,349,742,611	$2,105,688,206

See Notes to Financial Statements

59

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
Class A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$8.89		$8.85	$8.48	$8.94	$8.68	$7.91
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.34	$0.32	$0.33	$0.35	$0.39
Net realized and unrealized gain (loss) on investments	0.07		0.01	0.35	(0.47)	0.24	0.76
Total from investment operations	$0.23		$0.35	$0.67	$(0.14)	$0.59	$1.15
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.31)	$(0.30)	$(0.32)	$(0.33)	$(0.38)
Net asset value, end of period (x)	$8.97		$8.89	$8.85	$8.48	$8.94	$8.68
Total return (%) (r)(s)(t)(x)	2.64	(n)	4.10	8.02	(1.52)	6.88	14.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.79	0.80	0.80	0.79	0.81
Expenses after expense reductions (f)	0.74	(a)	0.74	0.74	0.75	0.76	0.77
Net investment income	3.47	(a)	3.88	3.71	3.92	3.90	4.69
Portfolio turnover	6	(n)	22	17	32	23	25
Net assets at end of period (000 omitted)	$995,236		$870,656	$781,630	$736,374	$1,027,992	$829,860
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.73	(a)	0.73	0.73	0.73	0.74	0.74

See Notes to Financial Statements

60

Financial Highlights – continued

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
Class B			2016	2015	2014	2013	2012

Net asset value, beginning of period	$8.90		$8.86	$8.49	$8.95	$8.70	$7.92
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.27	$0.26	$0.27	$0.28	$0.33
Net realized and unrealized gain (loss) on investments	0.09		0.02	0.35	(0.48)	0.23	0.77
Total from investment operations	$0.21		$0.29	$0.61	$(0.21)	$0.51	$1.10
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.25)	$(0.24)	$(0.25)	$(0.26)	$(0.32)
Net asset value, end of period (x)	$8.99		$8.90	$8.86	$8.49	$8.95	$8.70
Total return (%) (r)(s)(t)(x)	2.37	(n)	3.32	7.21	(2.26)	5.95	14.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.54	1.55	1.55	1.54	1.56
Expenses after expense reductions (f)	1.50	(a)	1.49	1.49	1.51	1.51	1.52
Net investment income	2.72	(a)	3.12	2.95	3.16	3.15	3.91
Portfolio turnover	6	(n)	22	17	32	23	25
Net assets at end of period (000 omitted)	$26,760		$27,926	$28,032	$28,220	$37,759	$31,883
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.48	(a)	1.48	1.48	1.49	1.48	1.49

See Notes to Financial Statements

61

Financial Highlights – continued

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
Class C			2016	2015	2014	2013	2012

Net asset value, beginning of period	$8.92		$8.88	$8.51	$8.97	$8.71	$7.94
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.27	$0.26	$0.27	$0.28	$0.33
Net realized and unrealized gain (loss) on investments	0.08		0.02	0.35	(0.48)	0.24	0.76
Total from investment operations	$0.20		$0.29	$0.61	$(0.21)	$0.52	$1.09
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.25)	$(0.24)	$(0.25)	$(0.26)	$(0.32)
Net asset value, end of period (x)	$9.00		$8.92	$8.88	$8.51	$8.97	$8.71
Total return (%) (r)(s)(t)(x)	2.25	(n)	3.31	7.19	(2.26)	6.06	13.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.54	1.55	1.55	1.54	1.56
Expenses after expense reductions (f)	1.49	(a)	1.49	1.49	1.51	1.51	1.52
Net investment income	2.71	(a)	3.11	2.94	3.15	3.14	3.92
Portfolio turnover	6	(n)	22	17	32	23	25
Net assets at end of period (000 omitted)	$196,827		$180,722	$166,885	$162,443	$234,735	$187,078
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.47	(a)	1.48	1.48	1.49	1.48	1.49

See Notes to Financial Statements

62

Financial Highlights – continued

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
Class I			2016	2015	2014	2013	2012 (i)

Net asset value, beginning of period	$8.88		$8.84	$8.47	$8.93	$8.67	$8.22
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.36	$0.35	$0.35	$0.37	$0.27
Net realized and unrealized gain (loss) on investments	0.08		0.02	0.34	(0.47)	0.24	0.44	(g)
Total from investment operations	$0.25		$0.38	$0.69	$(0.12)	$0.61	$0.71
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.34)	$(0.32)	$(0.34)	$(0.35)	$(0.26)
Net asset value, end of period (x)	$8.96		$8.88	$8.84	$8.47	$8.93	$8.67
Total return (%) (r)(s)(x)	2.77	(n)	4.36	8.30	(1.29)	7.15	8.75	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	(a)	0.55	0.55	0.55	0.55	0.55	(a)
Expenses after expense reductions (f)	0.50	(a)	0.49	0.49	0.50	0.51	0.52	(a)
Net investment income	3.73	(a)	4.12	3.95	4.13	4.13	4.70	(a)
Portfolio turnover	6	(n)	22	17	32	23	25
Net assets at end of period (000 omitted)	$585,532		$474,159	$682,371	$546,220	$334,033	$186,734
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.48	(a)	0.48	0.48	0.48	0.49	0.49	(a)

See Notes to Financial Statements

63

Financial Highlights – continued

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
Class A1			2016	2015	2014	2013	2012

Net asset value, beginning of period	$8.90		$8.85	$8.49	$8.95	$8.69	$7.92
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.36	$0.35	$0.35	$0.37	$0.41
Net realized and unrealized gain (loss) on investments and foreign currency	0.08		0.03	0.33	(0.47)	0.24	0.76
Total from investment operations	$0.25		$0.39	$0.68	$(0.12)	$0.61	$1.17
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.34)	$(0.32)	$(0.34)	$(0.35)	$(0.40)
Net asset value, end of period (x)	$8.98		$8.90	$8.85	$8.49	$8.95	$8.69
Total return (%) (r)(s)(t)(x)	2.77	(n)	4.48	8.16	(1.27)	7.14	15.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	(a)	0.54	0.55	0.55	0.55	0.56
Expenses after expense reductions (f)	0.50	(a)	0.49	0.50	0.51	0.51	0.52
Net investment income	3.72	(a)	4.13	3.96	4.17	4.18	4.96
Portfolio turnover	6	(n)	22	17	32	23	25
Net assets at end of period (000 omitted)	$545,153		$551,970	$577,992	$584,287	$703,916	$714,380
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.48	(a)	0.48	0.48	0.49	0.49	0.49

See Notes to Financial Statements

64

Financial Highlights – continued

	Six months ended 9/30/16 (unaudited)		Years ended 3/31
Class B1			2016	2015	2014	2013	2012

Net asset value, beginning of period	$8.90		$8.86	$8.49	$8.95	$8.69	$7.92
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.29	$0.28	$0.29	$0.31	$0.35
Net realized and unrealized gain (loss) on investments	0.09		0.02	0.35	(0.48)	0.24	0.76
Total from investment operations	$0.22		$0.31	$0.63	$(0.19)	$0.55	$1.11
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.27)	$(0.26)	$(0.27)	$(0.29)	$(0.34)
Net asset value, end of period (x)	$8.99		$8.90	$8.86	$8.49	$8.95	$8.69
Total return (%) (r)(s)(t)(x)	2.48	(n)	3.55	7.46	(2.02)	6.34	14.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.54	1.55	1.55	1.54	1.56
Expenses after expense reductions (f)	1.27	(a)	1.27	1.26	1.27	1.27	1.28
Net investment income	2.94	(a)	3.34	3.19	3.39	3.47	4.23
Portfolio turnover	6	(n)	22	17	32	23	25
Net assets at end of period (000 omitted)	$234		$257	$370	$980	$2,374	$4,304
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.25	(a)	1.25	1.25	1.25	1.25	1.26

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, August 1, 2011, through the stated period end.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

65

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Municipal Income Fund (the fund) is a diversified series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

66

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar

67

Notes to Financial Statements (unaudited) – continued

securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,306,797,896	$—	$2,306,797,896
Short-Term Securities	—	1,490,000	—	1,490,000
Mutual Funds	48,689,116	—	—	48,689,116
Total Investments	$48,689,116	$2,308,287,896	$—	$2,356,977,012

For further information regarding security characteristics, see the Portfolio of Investments.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by the fund utilizing the fund’s municipal bonds which have already been issued (known as self-deposited secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short-term interest rates. A self-deposited secondary market inverse floating rate security is created when the fund transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the trust or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”) which are held by the fund. Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holders of the floating rate certificates under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holders of the floating rate certificates from trust assets”. The carrying value of the fund’s payable to the holders of the floating rate certificates from trust assets as reported in the fund’s Statement of Assets and Liabilities approximates its fair value. The value of the payable to the holders of the floating rate certificates from trust assets as of the reporting date is considered level 2 under the fair value hierarchy disclosure. At September 30, 2016, the fund’s payable to the holders of the floating rate certificates from trust assets was $25,243,699 and the weighted average interest rate on the floating rate certificates issued by the trust was 0.94%. For the six months ended September 30, 2016, the average payable to the holders of the floating rate certificates from trust assets was $34,731,661 at a weighted average interest rate of 0.56%. Interest expense and fees relate to interest payments made to the holders of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended September 30, 2016, interest expense and fees related to self-deposited inverse floaters amounted to $213,142 and are included in “Interest expense and fees” in the Statement of Operations. Primary market inverse floaters held by the fund are not accounted for as secured borrowings.

68

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended September 30, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

69

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and secured borrowings.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

3/31/16
Tax-exempt income	$77,755,158

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/16
Cost of investments	$2,136,495,144
Gross appreciation	198,873,961
Gross depreciation	(3,635,792)
Net unrealized appreciation (depreciation)	$195,238,169

As of 3/31/16
Undistributed tax-exempt income	8,001,332
Capital loss carryforwards	(28,509,849)
Other temporary differences	(6,807,438)
Net unrealized appreciation (depreciation)	180,088,857

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after March 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

70

Notes to Financial Statements (unaudited) – continued

As of March 31, 2016, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
3/31/18	$(937,881)
3/31/19	(7,352,883)
Total	$(8,290,764)

Post-enactment losses which are characterized as follows:
Short-Term	$(20,219,085)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class B1 shares will convert to Class A and Class A1 shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 9/30/16	Year ended 3/31/16
Class A	$16,115,744	$28,397,844
Class B	366,517	771,158
Class C	2,523,726	4,748,814
Class I	9,542,700	22,474,832
Class A1	10,142,975	21,354,049
Class B1	3,611	8,461
Total	$38,695,273	$77,755,158

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. At the commencement of the period, the management fee was computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets. Effective July 29, 2016, the management fee is computed daily and paid monthly at the following annual rates:

First $1.3 billion of average daily net assets	0.40%
Next $0.7 billion of average daily net assets	0.37%
Average daily net assets in excess of $2 billion	0.35%

71

Notes to Financial Statements (unaudited) – continued

The investment adviser had agreed in writing to reduce its management fee to 0.37% of the fund’s average daily net assets in excess of $1.3 billion and up to $2 billion and 0.35% of average daily net assets in excess of $2 billion. This written agreement was eliminated on July 28, 2016. For the period April 1, 2016 through July 28, 2016, this management fee reduction amounted to $98,850, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended September 30, 2016, this management fee reduction amounted to $74,371, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended September 30, 2016 was equivalent to an annual effective rate of 0.38% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including interest expenses and fees associated with investments in inverse floating rate instruments), such that fund operating expenses do not exceed 0.10% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2017. For the six months ended September 30, 2016, this reduction amounted to $301,851, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $120,084 and $2,896 for the six months ended September 30, 2016, as its portion of the initial sales charge on sales of Class A and Class A1 shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,178,339
Class B	0.75%	0.25%	1.00%	1.00%	136,944
Class C	0.75%	0.25%	1.00%	1.00%	949,511
Class B1	0.75%	0.25%	1.00%	0.77%	1,244
Total Distribution and Service Fees					$2,266,038

72

Notes to Financial Statements (unaudited) – continued

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2016 based on each class’s average daily net assets. The service fee rate attributable to Class B1 shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B1 shares has been reduced by MFD to 0.00% under a written agreement that will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2017. For the six months ended September 30, 2016, this reduction amounted to $283 and is included in the reduction of total expenses in the Statement of Operations. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended September 30, 2016, this rebate amounted to $11,166, $2, and $60 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class B1 shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2016, were as follows:

Amount
Class A	$17,320
Class B	25,739
Class C	10,970
Class B1	295

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended September 30, 2016, the fee was $107,271, which equated to 0.0096% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended September 30, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $805,036.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2016 was equivalent to an annual effective rate of 0.0160% of the fund’s average daily net assets.

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Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $2,245 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended September 30, 2016. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $14,910 at September 30, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended September 30, 2016, the fee paid by the fund under this agreement was $2,127 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended September 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $374,248,591 and $138,537,048, respectively.

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Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 9/30/16		Year ended 3/31/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	19,833,697	$178,316,583	21,604,378	$190,048,078
Class B	171,944	1,546,929	430,002	3,786,660
Class C	2,734,175	24,672,674	3,307,741	29,185,321
Class I	15,808,088	142,085,612	16,858,153	147,764,552
Class A1	292,768	2,634,873	583,153	5,119,258
Class B1	763	6,853	1,991	17,518
	38,841,435	$349,263,524	42,785,418	$375,921,387

Shares issued to shareholders in reinvestment of distributions
Class A	1,680,741	$15,113,697	3,009,827	$26,436,306
Class B	36,996	333,163	78,348	689,082
Class C	244,715	2,207,715	468,297	4,127,379
Class I	999,437	8,977,116	2,290,167	20,067,855
Class A1	919,827	8,276,419	1,975,468	17,359,738
Class B1	351	3,162	816	7,175
	3,882,067	$34,911,272	7,822,923	$68,687,535

Shares reacquired
Class A	(8,524,227)	$(76,709,695)	(15,025,620)	$(131,762,391)
Class B	(367,257)	(3,303,153)	(535,541)	(4,709,868)
Class C	(1,375,332)	(12,403,311)	(2,315,591)	(20,375,396)
Class I	(4,870,449)	(43,744,711)	(42,964,339)	(375,411,688)
Class A1	(2,538,931)	(22,834,837)	(5,797,590)	(50,869,334)
Class B1	(3,908)	(35,218)	(15,778)	(138,595)
	(17,680,104)	$(159,030,925)	(66,654,459)	$(583,267,272)

Net change
Class A	12,990,211	$116,720,585	9,588,585	$84,721,993
Class B	(158,317)	(1,423,061)	(27,191)	(234,126)
Class C	1,603,558	14,477,078	1,460,447	12,937,304
Class I	11,937,076	107,318,017	(23,816,019)	(207,579,281)
Class A1	(1,326,336)	(11,923,545)	(3,238,969)	(28,390,338)
Class B1	(2,794)	(25,203)	(12,971)	(113,902)
	25,043,398	$225,143,871	(16,046,118)	$(138,658,350)

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a

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Notes to Financial Statements (unaudited) – continued

syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended September 30, 2016, the fund’s commitment fee and interest expense were $7,570 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	40,581,488	224,076,289	(215,968,661)	48,689,116

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$87,583	$48,689,116

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BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2016 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2015 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and

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Board Review of Investment Advisory Agreement – continued

other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2015 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s

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Board Review of Investment Advisory Agreement – continued

last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and total expense ratio was approximately at the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that MFS has agreed in writing to reduce its advisory fee rate on the Fund’s average daily net assets over $1.3 billion and $2 billion, which may not be changed without the Trustees’ approval (the “management fee waiver rates.”) They also noted that MFS has agreed to amend its contractual advisory fee rate schedule to reflect the existing management fee waiver rates effective as of July 29, 2016. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the

Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life

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Board Review of Investment Advisory Agreement – continued

Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2016.

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PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

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INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

82

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. The Registrant has not granted a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: November 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: November 11, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 11, 2016

*	Print name and title of each signing officer under his or her signature.